The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.4%)
COMMUNICATION SERVICES — (8.9%)
	Activision Blizzard, Inc.	914,042	$72,218,458
	AT&T, Inc.	21,707,840	553,549,920
# *	Charter Communications, Inc., Class A	136,105	80,756,541
	Comcast Corp., Class A	13,782,625	688,993,424
# *	Discovery, Inc., Class A	1,025,284	28,615,676
*	Discovery, Inc., Class C	1,512,068	41,355,060
*	DISH Network Corp., Class A	655,458	20,581,381
	Electronic Arts, Inc.	14,953	1,983,665
	Fox Corp., Class A	1,012,263	41,108,000
	Fox Corp., Class B	398,625	14,820,878
	Interpublic Group of Cos., Inc.	975,627	34,673,784
# *	Liberty Broadband Corp., Class A	27,366	4,005,014
*	Liberty Broadband Corp., Class C	255,397	37,903,469
# *	Liberty Media Corp.-Liberty Formula One, Class A	39,281	2,152,599
# *	Liberty Media Corp.-Liberty Formula One, Class C	78,562	4,731,789
*	Liberty Media Corp.-Liberty SiriusXM, Class A	157,126	7,267,078
*	Liberty Media Corp.-Liberty SiriusXM, Class C	358,516	16,681,749
#	Lumen Technologies, Inc.	6,413,688	79,273,184
# *	Madison Square Garden Entertainment Corp.	8,266	585,481
	News Corp., Class A	579,629	12,890,949
	News Corp., Class B	64,856	1,442,397
#	Omnicom Group, Inc.	60,652	4,570,735
*	T-Mobile U.S., Inc.	1,375,885	148,829,480
	Verizon Communications, Inc.	6,976,588	371,363,779
#	ViacomCBS, Inc., Class A	2,909	106,411
	ViacomCBS, Inc., Class B	1,966,931	65,793,842
*	Walt Disney Co.	2,075,362	296,714,505
*	Zynga, Inc., Class A	10,500	95,235
TOTAL COMMUNICATION SERVICES			2,633,064,483
CONSUMER DISCRETIONARY — (6.9%)
	Advance Auto Parts, Inc.	260,851	60,389,615
*	Aptiv PLC	207,039	28,277,387
	Aramark	806,008	27,638,014
#	Autoliv, Inc.	417,162	41,315,725
*	AutoNation, Inc.	16,300	1,776,700
	BorgWarner, Inc.	1,106,571	48,523,138
*	Capri Holdings Ltd.	28,630	1,719,804
# *	CarMax, Inc.	375,975	41,797,141
# *	Carnival Corp.	1,380,879	27,355,213
#	Dick's Sporting Goods, Inc.	20,800	2,400,320
*	Dollar Tree, Inc.	541,818	71,097,358
	DR Horton, Inc.	2,915,899	260,156,509
	eBay, Inc.	1,390,849	83,548,300
	Ford Motor Co.	7,664,173	155,582,712
#	Gap, Inc.	339,415	6,133,229
	Garmin Ltd.	539,512	67,126,083
*	General Motors Co.	4,580,910	241,551,384
	Gentex Corp.	1,383,656	43,446,798
	Genuine Parts Co.	7,025	935,941
#	Hasbro, Inc.	36,378	3,364,238
*	Hyatt Hotels Corp., Class A	135,848	12,445,035
#	Lear Corp.	354,145	59,255,541

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lennar Corp., Class A	1,101,303	$105,846,231
	Lennar Corp., Class B	37,985	3,066,529
	Lithia Motors, Inc.	108,700	31,754,531
	LKQ Corp.	1,704,698	93,570,873
	MGM Resorts International	1,571,958	67,154,046
*	Mohawk Industries, Inc.	537,937	84,924,114
	Newell Brands, Inc.	423,698	9,834,031
*	Norwegian Cruise Line Holdings Ltd.	89,903	1,872,680
	PulteGroup, Inc.	2,270,502	119,632,750
	PVH Corp.	91,456	8,689,235
#	Qurate Retail, Inc., Class A	63,525	446,581
	Ralph Lauren Corp.	234,179	25,956,400
# *	Royal Caribbean Cruises Ltd.	573,904	44,655,470
	Tapestry, Inc.	359,369	13,638,054
	Target Corp.	115,628	25,487,880
	Toll Brothers, Inc.	125,328	7,390,592
*	Veoneer, Inc.	289,615	10,197,344
#	Whirlpool Corp.	492,212	103,458,040
TOTAL CONSUMER DISCRETIONARY			2,043,411,566
CONSUMER STAPLES — (6.1%)
	Archer-Daniels-Midland Co.	1,132,777	84,958,275
	Bunge Ltd.	586,403	57,971,801
	Campbell Soup Co.	75,842	3,346,149
	Conagra Brands, Inc.	713,685	24,807,691
	Constellation Brands, Inc., Class A	326,670	77,665,793
*	Darling Ingredients, Inc.	496,900	31,687,313
	General Mills, Inc.	1,929,641	132,527,744
#	Hormel Foods Corp.	256,836	12,192,005
#	Ingredion, Inc.	6,180	585,246
	J M Smucker Co.	671,754	94,435,177
	Keurig Dr Pepper, Inc.	148,700	5,643,165
	Kraft Heinz Co.	921,270	32,981,466
	Kroger Co.	3,344,736	145,797,042
#	McCormick & Co., Inc.	34,185	3,429,097
#	Molson Coors Beverage Co., Class B	452,391	21,560,955
	Mondelez International, Inc., Class A	3,256,041	218,252,428
*	Pilgrim's Pride Corp.	6,211	173,722
*	Post Holdings, Inc.	169,638	17,951,093
	Seaboard Corp.	13	49,660
	Tyson Foods, Inc., Class A	1,703,838	154,861,836
# *	U.S. Foods Holding Corp.	810,698	28,585,211
	Walgreens Boots Alliance, Inc.	2,964,353	147,506,205
	Walmart, Inc.	3,565,991	498,561,202
TOTAL CONSUMER STAPLES			1,795,530,276
ENERGY — (9.3%)
	Baker Hughes Co.	835,609	22,929,111
	Cabot Oil & Gas Corp.	79,737	1,746,240
	Chevron Corp.	3,112,039	408,704,082
	ConocoPhillips	5,239,620	464,335,124
#	Continental Resources, Inc.	7,637	396,666
	Devon Energy Corp.	1,255,473	63,489,270
	Diamondback Energy, Inc.	4,467	563,557
	EOG Resources, Inc.	1,171,923	130,645,976
	Exxon Mobil Corp.	7,009,525	532,443,519
	Halliburton Co.	1,791,236	55,062,595
	Hess Corp.	1,054,481	97,318,051

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	HollyFrontier Corp.	392	$13,783
	Kinder Morgan, Inc.	4,353,789	75,581,777
	Marathon Oil Corp.	57,701	1,123,438
	Marathon Petroleum Corp.	1,362,907	97,788,577
	NOV, Inc.	23,459	385,197
	Occidental Petroleum Corp.	3,965,259	149,371,307
	ONEOK, Inc.	1,043,234	63,303,439
	Phillips 66	938,504	79,575,754
	Pioneer Natural Resources Co.	483,420	105,815,804
	Schlumberger NV	4,645,370	181,494,606
	Targa Resources Corp.	438,261	25,892,460
	Valero Energy Corp.	903,791	74,987,539
	Williams Cos., Inc.	3,596,718	107,685,737
TOTAL ENERGY			2,740,653,609
FINANCIALS — (20.5%)
	Aflac, Inc.	1,552,844	97,549,660
*	Alleghany Corp.	32,173	21,362,872
	Allstate Corp.	789,887	95,315,664
	Ally Financial, Inc.	2,929,513	139,796,360
	American Financial Group, Inc.	352,608	45,937,770
	American International Group, Inc.	1,394,312	80,521,518
	Apollo Global Management, Inc.	140,892	9,862,440
*	Arch Capital Group Ltd.	522,976	24,224,248
	Assurant, Inc.	225,564	34,400,766
	Axis Capital Holdings Ltd.	3,443	196,182
	Bank of America Corp.	8,091,151	373,325,707
	Bank of New York Mellon Corp.	2,367,972	140,326,021
*	Berkshire Hathaway, Inc., Class B	1,865,663	583,989,832
#	BOK Financial Corp.	6,114	626,991
	Capital One Financial Corp.	1,481,334	217,356,138
	Charles Schwab Corp.	3,700	324,490
	Chubb Ltd.	588,566	116,112,300
	Citigroup, Inc.	4,211,758	274,269,681
	Citizens Financial Group, Inc.	925,776	47,649,691
#	CNA Financial Corp.	188,355	8,647,378
	Comerica, Inc.	155,103	14,390,456
	East West Bancorp, Inc.	105,524	9,110,942
	Equitable Holdings, Inc.	10,374	348,981
	Everest Re Group Ltd.	89,259	25,296,001
	Fidelity National Financial, Inc.	33,039	1,663,514
	Fifth Third Bancorp	4,059,593	181,179,636
	First Horizon Corp.	75,600	1,293,516
#	Franklin Resources, Inc.	55,372	1,770,243
	Goldman Sachs Group, Inc.	1,053,078	373,505,705
	Hartford Financial Services Group, Inc.	2,301,121	165,381,566
	Huntington Bancshares, Inc.	3,232,098	48,675,396
	Invesco Ltd.	245,316	5,558,861
	Jefferies Financial Group, Inc.	303,442	11,118,115
	JPMorgan Chase & Co.	5,104,253	758,491,996
	KeyCorp	3,705,439	92,858,301
	Lincoln National Corp.	402,639	28,176,677
	Loews Corp.	912,236	54,424,000
#	M&T Bank Corp.	167,424	28,358,277
*	Markel Corp.	1,271	1,566,813
	MetLife, Inc.	948,349	63,596,284
	Morgan Stanley	3,667,848	376,101,134
	Northern Trust Corp.	7,507	875,616
	Old Republic International Corp.	748,155	19,175,213

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	People's United Financial, Inc.	396,896	$7,691,844
	PNC Financial Services Group, Inc.	1,111,011	228,857,156
	Principal Financial Group, Inc.	1,640,730	119,871,734
	Prosperity Bancshares, Inc.	10,200	747,150
	Prudential Financial, Inc.	735,801	82,093,318
	Raymond James Financial, Inc.	2,229	235,984
	Regions Financial Corp.	5,577,353	127,944,478
	Reinsurance Group of America, Inc.	83,474	9,585,319
	RenaissanceRe Holdings Ltd.	3,923	616,578
	Signature Bank	400	121,852
	State Street Corp.	482,583	45,604,093
	Synchrony Financial	1,231,284	52,440,386
	Synovus Financial Corp.	13,039	648,821
	Travelers Cos., Inc.	1,136,535	188,869,386
	Truist Financial Corp.	2,893,413	181,764,205
	U.S. Bancorp	1,398,004	81,349,853
	Unum Group	30,296	768,912
	Wells Fargo & Co.	5,541,842	298,151,100
	WR Berkley Corp.	258,623	21,853,643
	Zions Bancorp NA	744,970	50,523,865
TOTAL FINANCIALS			6,074,452,629
HEALTH CARE — (16.1%)
	Abbott Laboratories	290,207	36,989,784
	AbbVie, Inc.	6,916	946,731
	Anthem, Inc.	786,917	347,022,528
	Baxter International, Inc.	706,909	60,398,305
	Becton Dickinson & Co.	199,514	50,704,488
*	Biogen, Inc.	479,729	108,418,754
*	Bio-Rad Laboratories, Inc., Class A	28,609	17,157,676
*	Boston Scientific Corp.	50,481	2,165,635
	Bristol-Myers Squibb Co.	4,561,315	295,983,730
*	Catalent, Inc.	24,420	2,537,971
*	Centene Corp.	1,087,849	84,591,138
	Cerner Corp.	330,250	30,118,800
*	Change Healthcare, Inc.	290,410	5,715,269
	Cigna Corp.	1,001,524	230,811,221
	Cooper Cos., Inc.	6,954	2,769,778
	CVS Health Corp.	4,319,030	460,019,885
	Danaher Corp.	975,510	278,791,003
*	DaVita, Inc.	307,559	33,330,169
	DENTSPLY SIRONA, Inc.	322,766	17,242,160
*	Elanco Animal Health, Inc.	80,232	2,089,241
# *	Envista Holdings Corp.	11,130	481,261
	Gilead Sciences, Inc.	2,088,294	143,424,032
*	Henry Schein, Inc.	212,926	16,033,328
*	Hologic, Inc.	133,759	9,395,232
	Humana, Inc.	455,535	178,797,487
*	IQVIA Holdings, Inc.	9,921	2,429,653
*	Jazz Pharmaceuticals PLC	216,185	30,030,258
*	Laboratory Corp. of America Holdings	750,531	203,664,092
	McKesson Corp.	123,372	31,672,060
	Medtronic PLC	1,794,733	185,736,918
	Merck & Co., Inc.	67,073	5,465,108
#	PerkinElmer, Inc.	121,202	20,867,348
	Perrigo Co. PLC	16,298	620,465
	Pfizer, Inc.	17,490,571	921,578,186
	Quest Diagnostics, Inc.	971,775	131,209,061
*	Regeneron Pharmaceuticals, Inc.	146,315	89,045,846

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	STERIS PLC	209,232	$46,951,661
*	Syneos Health, Inc.	13,905	1,259,237
	Teleflex, Inc.	400	124,076
	Thermo Fisher Scientific, Inc.	758,947	441,175,891
*	United Therapeutics Corp.	40,188	8,112,752
	UnitedHealth Group, Inc.	5,974	2,823,133
#	Universal Health Services, Inc., Class B	541,236	70,393,154
*	Vertex Pharmaceuticals, Inc.	181,623	44,143,470
	Viatris, Inc.	3,416,293	51,141,906
	Zimmer Biomet Holdings, Inc.	367,080	45,158,182
TOTAL HEALTH CARE			4,749,538,063
INDUSTRIALS — (12.4%)
	AECOM	555,241	38,383,810
	AGCO Corp.	370,490	43,421,428
*	Alaska Air Group, Inc.	3,970	217,318
	AMERCO	84,561	51,493,421
	AMETEK, Inc.	193,136	26,415,211
	Arcosa, Inc.	75,409	3,518,584
*	Builders FirstSource, Inc.	591,900	40,243,281
*	CACI International, Inc., Class A	2,200	544,412
	Canadian Pacific Railway Ltd.	868,596	62,017,754
	Carlisle Cos., Inc.	344,730	77,026,471
	Carrier Global Corp.	2,108,684	100,542,053
	CSX Corp.	1,802,425	61,678,984
	Cummins, Inc.	514,912	113,733,763
	Deere & Co.	1,688	635,363
*	Delta Air Lines, Inc.	20,719	822,337
	Dover Corp.	414,398	70,410,364
	Eaton Corp. PLC	1,056,808	167,430,091
	Emerson Electric Co.	244,394	22,472,028
	FedEx Corp.	974,034	239,475,999
# *	Fluor Corp.	363	7,638
	Fortive Corp.	270,555	19,084,950
	Fortune Brands Home & Security, Inc.	521,389	49,099,202
	General Dynamics Corp.	429,452	91,086,769
	General Electric Co.	705,939	66,697,117
# *	GXO Logistics, Inc.	844,422	68,575,511
	Howmet Aerospace, Inc.	1,598,924	49,710,547
	Hubbell, Inc.	31,189	5,841,388
	Huntington Ingalls Industries, Inc.	720	134,784
	Ingersoll Rand, Inc.	798,380	44,876,940
	Jacobs Engineering Group, Inc.	285,488	37,164,828
*	JetBlue Airways Corp.	59,076	864,282
	Johnson Controls International PLC	1,549,925	112,633,050
	L3Harris Technologies, Inc.	195,162	40,845,455
	Leidos Holdings, Inc.	736,625	65,891,106
	ManpowerGroup, Inc.	148,673	15,591,338
# *	MasTec, Inc.	895	77,086
*	Middleby Corp.	62,449	11,565,555
	Nielsen Holdings PLC	793,801	14,971,087
	Norfolk Southern Corp.	782,675	212,879,773
	Northrop Grumman Corp.	131,418	48,611,518
	nVent Electric PLC	13,164	455,343
#	Oshkosh Corp.	169,740	19,318,109
	Otis Worldwide Corp.	1,228,006	104,908,553
	Owens Corning	522,134	46,313,286
	PACCAR, Inc.	1,006,846	93,626,610
	Parker-Hannifin Corp.	388,828	120,540,568

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Pentair PLC	1,022,156	$65,111,337
	Quanta Services, Inc.	681,204	69,973,275
	Raytheon Technologies Corp.	1,985,308	179,054,929
	Republic Services, Inc.	1,835,706	234,346,228
	Roper Technologies, Inc.	9,729	4,253,130
*	Sensata Technologies Holding PLC	672,107	38,552,058
	Snap-on, Inc.	314,577	65,510,660
*	Southwest Airlines Co.	1,308,526	58,569,624
	Stanley Black & Decker, Inc.	768,993	134,304,627
	Textron, Inc.	1,538,724	104,725,555
	Trane Technologies PLC	504,559	87,339,163
*	United Airlines Holdings, Inc.	715,389	30,675,880
*	United Rentals, Inc.	246,104	78,782,812
	Westinghouse Air Brake Technologies Corp.	314,577	27,965,895
*	XPO Logistics, Inc.	618,632	40,934,879
TOTAL INDUSTRIALS			3,681,955,117
INFORMATION TECHNOLOGY — (9.9%)
*	Akamai Technologies, Inc.	143,163	16,399,322
	Amdocs Ltd.	720,716	54,695,137
	Analog Devices, Inc.	607,683	99,641,781
*	Arrow Electronics, Inc.	474,688	58,861,312
	Avnet, Inc.	5,178	208,984
# *	Cerence, Inc.	658	41,776
*	Ciena Corp.	76,500	5,072,715
	Cisco Systems, Inc.	270,002	15,031,011
	Cognizant Technology Solutions Corp., Class A	1,614,854	137,940,829
	Concentrix Corp.	94,091	18,911,350
	Corning, Inc.	4,000,592	168,184,888
	Dolby Laboratories, Inc., Class A	16,857	1,480,887
*	DXC Technology Co.	784,579	23,600,136
*	F5, Inc.	108	22,423
	Fidelity National Information Services, Inc.	807,687	96,857,825
*	First Solar, Inc.	1,083	84,885
*	Fiserv, Inc.	500,034	52,853,594
*	FleetCor Technologies, Inc.	6,406	1,526,293
*	Flex Ltd.	1,342,960	21,729,093
	Global Payments, Inc.	246,990	37,018,861
	Hewlett Packard Enterprise Co.	7,817,029	127,652,084
	HP, Inc.	9,358,742	343,746,594
	Intel Corp.	12,597,551	615,012,440
	International Business Machines Corp.	472,514	63,113,695
*	IPG Photonics Corp.	3,170	489,670
	Jabil, Inc.	219,735	13,511,505
	Juniper Networks, Inc.	1,211,205	42,174,158
*	Kyndryl Holdings, Inc.	94,502	1,595,194
	Marvell Technology, Inc.	1,148,850	82,027,890
	Microchip Technology, Inc.	2,564	198,659
	Micron Technology, Inc.	3,863,654	317,862,815
#	MKS Instruments, Inc.	1,502	233,306
# *	Nuance Communications, Inc.	4,368	241,332
*	ON Semiconductor Corp.	1,841,567	108,652,453
*	Qorvo, Inc.	523,064	71,806,226
*	salesforce.com, Inc.	128,124	29,805,486
	Skyworks Solutions, Inc.	308,879	45,256,951
	SS&C Technologies Holdings, Inc.	383,504	30,630,464
#	TD SYNNEX Corp.	94,091	9,839,096
	TE Connectivity Ltd.	987,862	141,274,145
*	Teledyne Technologies, Inc.	5,448	2,295,951

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Vontier Corp.	23,227	$652,911
*	Western Digital Corp.	1,180,996	61,104,733
#	Xerox Holdings Corp.	31,592	666,907
TOTAL INFORMATION TECHNOLOGY			2,920,007,767
MATERIALS — (7.6%)
	Air Products & Chemicals, Inc.	379,320	107,013,759
	Albemarle Corp.	500,961	110,582,131
#	Alcoa Corp.	535	30,340
#	Amcor PLC	1,181,325	14,187,713
*	Arconic Corp.	200,334	6,196,331
	Ball Corp.	644	62,532
	Celanese Corp.	78,858	12,278,979
	CF Industries Holdings, Inc.	1,279,908	88,147,264
# *	Cleveland-Cliffs, Inc.	19,366	331,933
	Corteva, Inc.	1,073,383	51,608,255
	Dow, Inc.	2,444,152	145,989,199
	DuPont de Nemours, Inc.	587,079	44,970,251
#	Eastman Chemical Co.	841,060	100,027,266
	FMC Corp.	25,480	2,812,228
	Freeport-McMoRan, Inc.	5,250,755	195,433,101
	Huntsman Corp.	8,221	294,559
	International Flavors & Fragrances, Inc.	429,686	56,684,177
	International Paper Co.	2,105,441	101,587,528
*	Linde PLC	856,468	272,939,222
	LyondellBasell Industries NV, Class A	981,675	94,957,423
	Martin Marietta Materials, Inc.	263,699	102,610,555
	Mosaic Co.	660,597	26,390,850
	Newmont Corp.	2,121,499	129,772,094
	Nucor Corp.	1,991,500	201,938,100
	Packaging Corp. of America	118,549	17,857,036
	PPG Industries, Inc.	2,452	383,002
	Reliance Steel & Aluminum Co.	435,518	66,581,992
#	Royal Gold, Inc.	6,364	646,264
	Sonoco Products Co.	20,622	1,168,030
	Steel Dynamics, Inc.	1,692,329	93,958,106
*	Sylvamo Corp.	191,403	5,701,895
	Valvoline, Inc.	601,600	19,816,704
	Vulcan Materials Co.	528,084	100,499,666
	Westlake Chemical Corp.	372,164	36,713,979
	WestRock Co.	593,589	27,400,068
TOTAL MATERIALS			2,237,572,532
REAL ESTATE — (0.5%)
*	CBRE Group, Inc., Class A	935,141	94,767,189
*	Howard Hughes Corp.	4,513	434,647
*	Jones Lang LaSalle, Inc.	218,089	54,694,540
# *	Zillow Group, Inc., Class C	6,600	333,168
TOTAL REAL ESTATE			150,229,544
UTILITIES — (0.2%)
	MDU Resources Group, Inc.	20,335	597,239
	NRG Energy, Inc.	1,169,432	46,695,420

The U.S. Large Cap Value Series
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
Vistra Corp.	1,084,247	$23,647,427
TOTAL UTILITIES		70,940,086
TOTAL COMMON STOCKS Cost ($16,654,117,670)		29,097,355,672

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	267,878,359	267,878,359
SECURITIES LENDING COLLATERAL — (0.7%)
@ §	The DFA Short Term Investment Fund	17,698,663	204,755,831
TOTAL INVESTMENTS — (100.0%)
(Cost $17,126,739,940)^^			$29,569,989,862

†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2022, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	882	03/18/22	$207,181,640	$198,637,425	$(8,544,215)
Total Futures Contracts			$207,181,640	$198,637,425	$(8,544,215)
Summary of the Series' investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,633,064,483	—	—	$2,633,064,483
Consumer Discretionary	2,043,411,566	—	—	2,043,411,566
Consumer Staples	1,795,530,276	—	—	1,795,530,276
Energy	2,740,653,609	—	—	2,740,653,609
Financials	6,074,452,629	—	—	6,074,452,629
Health Care	4,749,538,063	—	—	4,749,538,063
Industrials	3,681,955,117	—	—	3,681,955,117
Information Technology	2,920,007,767	—	—	2,920,007,767
Materials	2,237,572,532	—	—	2,237,572,532
Real Estate	150,229,544	—	—	150,229,544
Utilities	70,940,086	—	—	70,940,086
Temporary Cash Investments	267,878,359	—	—	267,878,359
Securities Lending Collateral	—	$204,755,831	—	204,755,831
Futures Contracts**	(8,544,215)	—	—	(8,544,215)
TOTAL	$29,356,689,816	$204,755,831	—	$29,561,445,647
** Valued at the unrealized appreciation/(depreciation) on the investment.

The DFA International Value Series
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.2%)
AUSTRALIA — (5.5%)
	Ansell Ltd.	38,888	$739,336
	Aurizon Holdings Ltd.	4,273,516	10,691,717
	Australia & New Zealand Banking Group Ltd.	6,888,410	130,182,931
	Bank of Queensland Ltd.	1,276,264	6,942,551
#	Bendigo & Adelaide Bank Ltd.	691,070	4,220,952
	BlueScope Steel Ltd.	3,134,039	41,077,362
	Challenger Ltd.	118,130	482,546
	Cleanaway Waste Management Ltd.	4,838,776	9,877,891
*	Crown Resorts Ltd.	161,839	1,394,421
	Downer EDI Ltd.	1,206,883	4,668,497
	Fortescue Metals Group Ltd.	240,333	3,374,780
	Harvey Norman Holdings Ltd.	2,695,782	9,395,733
	IGO Ltd.	379,319	3,209,422
	Incitec Pivot Ltd.	6,400,695	14,987,057
	Lendlease Corp. Ltd.	1,673,113	11,839,856
	National Australia Bank Ltd.	5,251,351	101,327,148
	Newcrest Mining Ltd.	795,338	12,336,775
	Northern Star Resources Ltd.	413,716	2,465,716
	Orica Ltd.	268,438	2,659,560
	Origin Energy Ltd.	3,515,673	14,067,964
	OZ Minerals Ltd.	435,715	7,558,401
	QBE Insurance Group Ltd.	976,946	7,756,599
	Qube Holdings Ltd.	608,346	1,255,426
	Rio Tinto Ltd.	98,107	7,800,063
	Santos Ltd.	9,204,868	46,887,126
	Seven Group Holdings Ltd.	124,781	1,929,615
	South32 Ltd.	12,345,066	33,964,938
	Suncorp Group Ltd.	3,668,708	28,813,640
	Tabcorp Holdings Ltd.	2,668,586	9,376,292
#	TPG Telecom Ltd.	238,910	1,003,042
	Westpac Banking Corp.	8,060,284	116,252,910
	Woodside Petroleum Ltd.	2,175,104	38,866,942
	Worley Ltd.	703,009	5,792,547
TOTAL AUSTRALIA			693,199,756
AUSTRIA — (0.0%)
	Erste Group Bank AG	20,625	964,024
	Raiffeisen Bank International AG	31,813	894,176
TOTAL AUSTRIA			1,858,200
BELGIUM — (0.6%)
	Ageas SA	382,351	18,404,293
	KBC Group NV	534,486	46,483,897
	Solvay SA	113,690	13,698,415
TOTAL BELGIUM			78,586,605
CANADA — (10.3%)
#	AltaGas Ltd.	240,628	4,942,609
#	ARC Resources Ltd.	1,579,259	18,499,128
	Bank of Montreal	1,628,992	184,370,908
#	Bank of Nova Scotia	2,193,862	157,904,644
	Barrick Gold Corp.	2,761,104	52,870,841
	Cameco Corp.	82,292	1,598,933
#	Canadian Imperial Bank of Commerce	1,155,809	145,123,721

The DFA International Value Series
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Canadian Natural Resources Ltd.	3,965,263	$201,885,422
#	Cenovus Energy, Inc.	1,730,634	25,178,902
#	Endeavour Mining PLC	549,867	12,250,508
	Fairfax Financial Holdings Ltd.	97,836	47,242,054
	First Quantum Minerals Ltd.	1,542,558	37,995,110
#	Great-West Lifeco, Inc.	202,161	6,315,394
	iA Financial Corp., Inc.	170,895	11,119,636
#	Imperial Oil Ltd.	707,220	28,938,549
	Kinross Gold Corp.	4,622,914	24,984,793
	Lundin Mining Corp.	2,996,201	24,961,467
	Magna International, Inc.	62,649	5,050,136
#	Manulife Financial Corp.	2,426,806	50,528,096
	Nutrien Ltd.	895,582	62,511,610
	Onex Corp.	143,116	10,280,393
	Pembina Pipeline Corp.	117,029	3,715,671
#	Sun Life Financial, Inc.	57,328	3,244,765
	Suncor Energy, Inc.	2,734,400	78,125,184
	Teck Resources Ltd.,Class B	1,443,038	44,546,632
	Toronto-Dominion Bank	175,978	14,085,336
	Tourmaline Oil Corp.	748,518	26,686,729
	West Fraser Timber Co. Ltd.	205,298	19,002,763
TOTAL CANADA			1,303,959,934
DENMARK — (1.8%)
#	AP Moller - Maersk AS, Class A	4,146	13,890,153
	AP Moller - Maersk AS, Class B	5,816	20,891,905
	Carlsberg AS, Class B	288,439	46,707,101
#	Chr Hansen Holding AS	30,733	2,464,646
	Danske Bank AS	884,653	17,172,206
# *	Demant AS	45,830	2,027,672
	DSV AS	309,306	62,844,994
	Rockwool International AS, Class B	19,106	7,317,790
	Tryg AS	271,178	6,425,782
#	Vestas Wind Systems AS	1,776,085	48,061,556
TOTAL DENMARK			227,803,805
FINLAND — (1.0%)
	Fortum Oyj	208,573	5,677,301
*	Nokia Oyj	4,351,573	25,951,144
	Nordea Bank Abp	3,720,119	44,211,691
	Stora Enso Oyj, Class R	1,249,200	25,430,022
	UPM-Kymmene Oyj	596,205	21,729,580
TOTAL FINLAND			122,999,738
FRANCE — (10.3%)
	Arkema SA	237,138	35,065,145
	AXA SA	1,974,356	62,529,820
	BNP Paribas SA	1,819,966	129,926,250
	Bollore SA	1,717,699	9,258,751
	Bouygues SA	1,023,747	36,104,543
	Carrefour SA	2,495,917	47,501,270
	Cie de Saint-Gobain	1,784,858	120,776,817
	Cie Generale des Etablissements Michelin SCA	598,594	100,159,027
	CNP Assurances	565,829	13,927,975
	Credit Agricole SA	1,053,519	15,849,608
	Danone SA	224,511	13,998,500
	Eiffage SA	118,478	12,448,861
	Electricite de France SA	1,705,570	16,404,525

The DFA International Value Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Engie SA	3,415,604	$52,538,145
	Faurecia SE	47,286	2,061,722
	Orange SA	5,978,647	70,233,874
	Publicis Groupe SA	431,125	29,213,406
*	Renault SA	383,338	15,234,777
	Sanofi	682,839	71,399,018
	Societe Generale SA	1,357,954	50,407,703
	TotalEnergies SE	6,840,727	389,014,454
	Valeo	156,647	4,384,331
	Vinci SA	29,858	3,272,632
	Vivendi SE	253,853	3,326,837
TOTAL FRANCE			1,305,037,991
GERMANY — (7.2%)
	Allianz SE	559,039	143,534,671
	BASF SE	836,330	64,053,585
	Bayer AG	880,173	53,473,903
	Bayerische Motoren Werke AG	1,003,964	106,262,461
*	Commerzbank AG	770,402	6,652,650
*	Continental AG	148,327	14,380,319
Ω	Covestro AG	280,742	16,842,549
	Daimler AG	2,568,275	204,932,233
*	Daimler Truck Holding AG	1,284,137	45,270,801
*	Deutsche Bank AG	3,421,901	47,595,200
	Evonik Industries AG	356,215	11,621,046
	Fresenius Medical Care AG & Co. KGaA	56,608	3,848,969
	Fresenius SE & Co. KGaA	800,141	33,030,104
	HeidelbergCement AG	448,245	31,192,725
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	63,654	20,151,895
	RWE AG	765,485	32,289,891
# *	Siemens Energy AG	219,304	4,932,773
*	Talanx AG	162,600	7,782,236
	Telefonica Deutschland Holding AG	3,595,005	10,320,435
	Uniper SE	236,980	10,723,296
	United Internet AG	1,408	55,217
*	Vitesco Technologies Group AG, Class A	29,665	1,468,602
	Volkswagen AG	111,321	32,236,120
TOTAL GERMANY			902,651,681
HONG KONG — (2.0%)
Ω	BOC Aviation Ltd.	647,400	5,442,811
	BOC Hong Kong Holdings Ltd.	5,291,500	20,432,266
# *	Cathay Pacific Airways Ltd.	5,644,999	4,715,603
	CK Asset Holdings Ltd.	3,513,803	23,456,065
	CK Hutchison Holdings Ltd.	7,657,984	54,427,776
	CK Infrastructure Holdings Ltd.	451,500	2,782,309
	Hang Lung Properties Ltd.	5,009,000	10,716,361
	Hang Seng Bank Ltd.	191,900	3,799,199
	Henderson Land Development Co. Ltd.	2,336,485	10,217,901
	HKT Trust & HKT Ltd.	2,883,000	3,934,127
	MTR Corp. Ltd.	2,070,933	11,209,599
	New World Development Co. Ltd.	4,946,042	20,191,273
	Sino Land Co. Ltd.	9,990,332	12,944,411
	Sun Hung Kai Properties Ltd.	3,383,420	41,279,437
	Swire Pacific Ltd., Class A	1,680,000	10,177,572
	Swire Pacific Ltd., Class B	2,855,000	2,830,205
Ω	WH Group Ltd.	18,702,696	12,512,285
TOTAL HONG KONG			251,069,200

The DFA International Value Series
CONTINUED
		Shares	Value»
IRELAND — (0.4%)
	CRH PLC	293,793	$14,745,584
#	CRH PLC, Sponsored ADR	528,926	26,663,160
# *,*	Flutter Entertainment PLC	39,960	6,087,885
TOTAL IRELAND			47,496,629
ISRAEL — (0.4%)
#	Bank Hapoalim BM	1,314,285	13,639,302
	Bank Leumi Le-Israel BM	1,257,612	13,487,878
	Israel Discount Bank Ltd., Class A	2,027,988	13,599,375
#	Phoenix Holdings Ltd.	328,718	3,924,595
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	796,262	6,712,489
TOTAL ISRAEL			51,363,639
ITALY — (1.7%)
	Assicurazioni Generali SpA	240,875	5,069,153
	Eni SpA	3,485,359	52,354,241
	Intesa Sanpaolo SpA	20,892,247	62,088,383
	Mediobanca Banca di Credito Finanziario SpA	345,692	3,960,460
	Stellantis NV	140,172	2,706,563
	Telecom Italia SpA	63,812,045	30,073,312
	Telecom Italia SpA	6,225,918	2,780,290
#	Telecom Italia SpA, Sponsored ADR	1,712,869	8,050,484
	UniCredit SpA	3,337,194	53,039,406
	UnipolSai Assicurazioni SpA	142,450	415,911
TOTAL ITALY			220,538,203
JAPAN — (19.7%)
	Acom Co. Ltd.	66,600	186,919
	AEON Financial Service Co. Ltd.	15,000	157,431
	AGC, Inc.	895,500	41,099,318
	Air Water, Inc.	14,300	217,967
	Aisin Corp.	609,000	22,114,598
	Alfresa Holdings Corp.	176,100	2,510,986
	Alps Alpine Co. Ltd.	352,800	3,847,802
	Amada Co. Ltd.	907,100	8,782,089
	Aozora Bank Ltd.	253,300	5,694,921
	Asahi Group Holdings Ltd.	50,400	2,057,363
	Asahi Kasei Corp.	1,769,400	17,477,994
	Bank of Kyoto Ltd.	113,679	5,300,019
	Bridgestone Corp.	369,800	16,193,994
	Brother Industries Ltd.	410,100	7,552,427
	Canon Marketing Japan, Inc.	153,000	3,124,879
	Canon, Inc.	615,400	14,554,657
	Chiba Bank Ltd.	1,064,000	6,878,409
	Coca-Cola Bottlers Japan Holdings, Inc.	331,157	3,884,591
	COMSYS Holdings Corp.	10,700	254,598
	Concordia Financial Group Ltd.	2,530,100	10,397,076
	Credit Saison Co. Ltd.	393,600	4,393,481
	Dai Nippon Printing Co. Ltd.	457,000	10,970,341
	Daicel Corp.	1,087,400	8,021,086
	Dai-ichi Life Holdings, Inc.	1,076,847	24,239,235
	Daio Paper Corp.	39,000	634,524
	Daiwa House Industry Co. Ltd.	321,200	9,373,632
	Daiwa Securities Group, Inc.	3,723,000	22,433,670
	DeNA Co. Ltd.	139,700	2,172,354
	Denka Co. Ltd.	234,800	8,269,243
	DIC Corp.	361,500	9,274,390
	Dowa Holdings Co. Ltd.	189,000	8,193,866

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ebara Corp.	137,600	$6,744,001
	ENEOS Holdings, Inc.	5,498,403	21,898,076
	Fuji Media Holdings, Inc.	57,000	575,083
	FUJIFILM Holdings Corp.	24,800	1,662,493
	Fukuoka Financial Group, Inc.	386,600	7,592,493
	Fukuyama Transporting Co. Ltd.	50,893	1,601,824
	Hankyu Hanshin Holdings, Inc.	581,700	16,939,942
	Haseko Corp.	441,400	5,604,702
	Hino Motors Ltd.	185,100	1,608,965
	Hitachi Construction Machinery Co. Ltd.	9,200	233,931
	Hitachi Ltd.	627,000	32,588,954
	Honda Motor Co. Ltd.	3,522,000	103,732,661
	Idemitsu Kosan Co. Ltd.	523,138	13,403,653
	IHI Corp.	236,700	4,779,728
	Iida Group Holdings Co. Ltd.	674,550	14,033,755
	Inpex Corp.	2,704,683	27,342,971
	Isetan Mitsukoshi Holdings Ltd.	549,300	4,317,975
	Isuzu Motors Ltd.	1,169,200	14,322,699
#	ITOCHU Corp.	693,400	22,276,490
	Izumi Co. Ltd.	3,900	107,880
	J Front Retailing Co. Ltd.	712,300	6,390,247
	Japan Post Holdings Co. Ltd.	1,170,410	9,990,069
	Japan Post Insurance Co. Ltd.	97,800	1,714,792
	JFE Holdings, Inc.	1,257,295	16,152,275
	JGC Holdings Corp.	257,700	2,532,228
	JTEKT Corp.	572,800	4,982,617
	Kajima Corp.	660,500	7,977,256
	Kamigumi Co. Ltd.	342,200	6,612,497
	Kaneka Corp.	244,908	7,977,872
	Kawasaki Heavy Industries Ltd.	677,300	13,125,089
	Keihan Holdings Co. Ltd.	6,600	153,047
	Kinden Corp.	222,800	3,184,729
	Kokuyo Co. Ltd.	20,200	294,489
	Komatsu Ltd.	561,800	14,117,438
	Konica Minolta, Inc.	5,300	22,342
	K's Holdings Corp.	403,300	3,968,746
	Kuraray Co. Ltd.	1,529,300	13,738,984
	Kyocera Corp.	179,600	11,076,165
	Lixil Corp.	961,800	22,015,740
	Mabuchi Motor Co. Ltd.	73,100	2,301,527
	Marubeni Corp.	2,948,900	30,343,999
	Maruichi Steel Tube Ltd.	15,500	345,276
*	Mazda Motor Corp.	1,020,400	7,860,908
	Mebuki Financial Group, Inc.	1,258,420	2,807,247
	Medipal Holdings Corp.	329,250	5,924,870
	Mitsubishi Chemical Holdings Corp.	3,181,900	24,959,407
	Mitsubishi Corp.	1,817,600	61,711,918
	Mitsubishi Electric Corp.	1,343,300	16,822,681
	Mitsubishi Estate Co. Ltd.	84,800	1,221,325
	Mitsubishi Gas Chemical Co., Inc.	727,100	13,927,827
	Mitsubishi HC Capital, Inc.	2,653,300	13,703,450
	Mitsubishi Heavy Industries Ltd.	724,500	19,676,978
	Mitsubishi Logistics Corp.	89,600	2,162,818
	Mitsubishi Materials Corp.	518,200	9,243,918
*	Mitsubishi Motors Corp.	1,740,000	4,968,061
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,968,045	11,985,394
	Mitsubishi UFJ Financial Group, Inc.	10,193,750	61,787,170
	Mitsui & Co. Ltd., Sponsored ADR	10,506	5,212,342
	Mitsui & Co. Ltd.	1,295,000	32,291,304

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsui Chemicals, Inc.	823,660	$22,028,482
	Mitsui Fudosan Co. Ltd.	940,400	20,159,667
#	Mitsui OSK Lines Ltd.	295,100	22,853,266
	Mizuho Financial Group, Inc.	2,369,480	32,096,978
	Morinaga Milk Industry Co. Ltd.	2,700	130,902
	MS&AD Insurance Group Holdings, Inc.	445,453	15,278,824
	Nagase & Co. Ltd.	21,700	346,607
	NEC Corp.	559,810	21,840,034
	NGK Insulators Ltd.	130,100	2,198,394
	NGK Spark Plug Co. Ltd.	270,400	4,596,777
	NH Foods Ltd.	314,767	12,138,726
	Nikon Corp.	695,200	7,255,778
	Nippon Electric Glass Co. Ltd.	55,300	1,381,412
	Nippon Express Holdings, Inc.	308,324	18,272,421
	Nippon Shokubai Co. Ltd.	84,400	3,974,586
	Nippon Steel Corp.	1,079,293	17,640,565
*	Nissan Motor Co. Ltd.	4,749,500	25,137,144
	Nisshin Seifun Group, Inc.	50,200	704,917
	Nitto Denko Corp.	19,300	1,502,691
	NOK Corp.	258,720	2,766,213
	Nomura Holdings, Inc.	3,219,302	14,221,414
	Nomura Real Estate Holdings, Inc.	521,500	12,211,879
	NSK Ltd.	1,027,500	7,008,609
	Obayashi Corp.	2,342,282	18,977,511
	Oji Holdings Corp.	3,568,100	18,993,266
	ORIX Corp.	2,569,100	52,993,140
	Otsuka Holdings Co. Ltd.	63,700	2,173,273
	Panasonic Corp.	1,927,800	21,224,125
	Rengo Co. Ltd.	899,500	6,712,210
	Resona Holdings, Inc.	2,821,139	12,123,665
	Ricoh Co. Ltd.	1,326,600	11,202,358
	Sega Sammy Holdings, Inc.	52,200	876,472
	Seiko Epson Corp.	524,700	8,172,990
	Seino Holdings Co. Ltd.	481,500	4,777,181
	Sekisui Chemical Co. Ltd.	40,900	715,095
#	Sekisui House Ltd.	1,200,200	24,316,245
	Seven & I Holdings Co. Ltd.	757,600	38,530,501
	Shimamura Co. Ltd.	61,300	5,608,711
	Shimizu Corp.	995,300	6,627,133
	Shizuoka Bank Ltd.	851,000	6,686,706
	Showa Denko KK	278,300	5,781,340
	SoftBank Group Corp.	1,666,380	73,819,866
	Sojitz Corp.	666,340	10,442,727
	Sompo Holdings, Inc.	490,056	22,931,406
	Stanley Electric Co. Ltd.	18,900	441,775
	Subaru Corp.	379,484	6,907,120
	Sumitomo Chemical Co. Ltd.	8,266,400	41,687,868
	Sumitomo Corp.	1,110,400	17,161,684
	Sumitomo Dainippon Pharma Co. Ltd.	149,931	1,631,884
	Sumitomo Electric Industries Ltd.	2,834,000	37,574,568
	Sumitomo Forestry Co. Ltd.	598,600	10,538,710
	Sumitomo Heavy Industries Ltd.	524,600	13,777,281
	Sumitomo Metal Mining Co. Ltd.	378,664	17,490,375
	Sumitomo Mitsui Financial Group, Inc.	1,282,500	46,196,871
	Sumitomo Mitsui Trust Holdings, Inc.	464,844	16,074,844
	Sumitomo Realty & Development Co. Ltd.	273,800	8,471,421
	Sumitomo Rubber Industries Ltd.	770,500	8,017,667
	Suzuken Co. Ltd.	74,900	2,223,064
	Suzuki Motor Corp.	141,900	6,041,267

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	T&D Holdings, Inc.	1,301,400	$19,232,482
	Taiheiyo Cement Corp.	528,721	10,519,541
	Taisei Corp.	100,500	3,294,496
	Taisho Pharmaceutical Holdings Co. Ltd.	31,100	1,527,388
	Takeda Pharmaceutical Co. Ltd.	2,595,871	75,236,607
	TBS Holdings, Inc.	70,800	1,058,843
	TDK Corp.	43,200	1,560,163
	Teijin Ltd.	855,090	10,779,890
	THK Co. Ltd.	25,300	632,163
	Toda Corp.	717,800	4,637,127
	Tokai Carbon Co. Ltd.	37,200	385,826
	Tokio Marine Holdings, Inc.	248,119	14,806,167
	Tokyo Tatemono Co. Ltd.	870,300	12,973,078
	Tokyu Fudosan Holdings Corp.	2,556,700	14,006,063
	Toppan, Inc.	599,800	11,409,418
	Toray Industries, Inc.	2,709,300	17,122,267
	Tosoh Corp.	1,241,700	19,428,250
	Toyo Seikan Group Holdings Ltd.	416,349	5,071,473
	Toyo Tire Corp.	25,300	357,722
	Toyoda Gosei Co. Ltd.	265,400	5,577,941
	Toyota Boshoku Corp.	4,100	72,674
	Toyota Industries Corp.	235,800	18,394,419
	Toyota Motor Corp.	13,034,250	257,598,109
	Toyota Tsusho Corp.	524,100	21,254,089
	Tsumura & Co.	24,700	700,557
	Ube Industries Ltd.	504,100	9,063,502
	Yamada Holdings Co. Ltd.	1,918,800	6,475,688
	Yamaha Motor Co. Ltd.	698,000	16,621,827
	Yamazaki Baking Co. Ltd.	61,200	875,028
	Yokohama Rubber Co. Ltd.	563,500	8,215,036
	Zeon Corp.	404,300	4,691,517
TOTAL JAPAN			2,484,165,135
NETHERLANDS — (4.5%)
Ω	ABN AMRO Bank NV	838,120	13,451,038
	Aegon NV	2,455,829	13,854,543
#	Aegon NV	405,108	2,296,962
	Akzo Nobel NV	272,880	28,245,134
	ArcelorMittal SA	652,213	19,373,343
#	ArcelorMittal SA	590,702	17,520,225
	Coca-Cola Europacific Partners PLC	81,705	4,696,326
#	Heineken NV	255,246	27,374,276
	ING Groep NV	4,722,058	69,834,995
	Koninklijke Ahold Delhaize NV	4,233,273	137,262,193
	Koninklijke DSM NV	265,753	49,818,166
	Koninklijke KPN NV	4,007,248	13,217,933
	Koninklijke Philips NV	991,539	32,981,844
	Koninklijke Philips NV	33,022	1,098,972
#	NN Group NV	651,196	36,442,313
	Randstad NV	272,591	17,733,044
	Shell PLC	283,225	7,275,686
Ω	Signify NV	9,094	481,699
	Stellantis NV	3,408,525	65,819,348
	Universal Music Group NV	253,853	6,267,410
TOTAL NETHERLANDS			565,045,450
NEW ZEALAND — (0.2%)
*	Auckland International Airport Ltd.	1,979,607	9,396,987

The DFA International Value Series
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Chorus Ltd.	297,294	$1,361,362
	EBOS Group Ltd.	225,352	5,793,274
	Fletcher Building Ltd.	1,466,314	6,236,344
#	Fonterra Co-operative Group Ltd.	293,628	678,626
	Ryman Healthcare Ltd.	148,330	969,904
	Summerset Group Holdings Ltd.	329,970	2,659,648
TOTAL NEW ZEALAND			27,096,145
NORWAY — (1.1%)
	Austevoll Seafood ASA	164,785	2,182,412
	DNB Bank ASA	1,885,402	44,872,931
Ω	Elkem ASA	112,134	409,000
	Equinor ASA	902,881	24,890,459
	Leroy Seafood Group ASA	21,841	182,057
	Norsk Hydro ASA	3,579,188	27,507,167
	Schibsted ASA, Class A	9,681	286,796
	Schibsted ASA, Class B	5,526	144,814
	SpareBank 1 SR-Bank ASA	369,350	5,518,983
	Storebrand ASA	1,260,839	13,442,277
	Subsea 7 SA	453,890	3,412,468
*	Wallenius Wilhelmsen ASA	7,824	42,392
	Yara International ASA	228,157	11,715,365
TOTAL NORWAY			134,607,121
PORTUGAL — (0.1%)
	Banco Espirito Santo SA	2,631,973	0
	EDP Renovaveis SA	273,356	5,746,342
	Galp Energia SGPS SA	97,497	1,075,029
TOTAL PORTUGAL			6,821,371
SINGAPORE — (0.6%)
	City Developments Ltd.	1,395,500	7,330,528
	Frasers Property Ltd.	492,700	405,703
	Hongkong Land Holdings Ltd.	1,361,700	7,374,849
	Jardine Cycle & Carriage Ltd.	53,300	801,278
	Keppel Corp. Ltd.	6,501,200	27,410,425
	Olam International Ltd.	399,410	499,066
	Oversea-Chinese Banking Corp. Ltd.	664,100	6,181,617
# *	Singapore Airlines Ltd.	3,794,200	14,152,763
	Singapore Land Group Ltd.	1,068,870	2,062,500
	UOL Group Ltd.	1,226,474	6,651,135
	Yangzijiang Shipbuilding Holdings Ltd.	4,594,100	4,407,816
TOTAL SINGAPORE			77,277,680
SPAIN — (2.0%)
	Banco Bilbao Vizcaya Argentaria SA	9,200,845	58,743,992
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	1,180,341	7,530,575
	Banco Santander SA	42,993,563	150,761,312
	CaixaBank SA	724,209	2,330,055
	Repsol SA	2,232,109	28,364,754
TOTAL SPAIN			247,730,688
SWEDEN — (2.6%)
	AFRY AB	41,992	941,808
	BillerudKorsnas AB	476,923	7,583,065
	Boliden AB	1,195,043	48,390,316

The DFA International Value Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Bure Equity AB	94,745	$3,269,105
Ω	Dometic Group AB	380,509	4,215,020
	Electrolux AB, Class B	23,638	491,840
#	Getinge AB, Class B	481,418	18,821,312
	Holmen AB, Class A	5,562	270,828
	Holmen AB, Class B	197,104	9,573,279
	Husqvarna AB, Class B	170,464	2,370,125
#	Industrivarden AB, Class A	19,406	613,461
	Intrum AB	31,684	953,864
# *	Millicom International Cellular SA	137,201	3,662,421
*	Pandox AB	75,798	1,101,970
	Peab AB, Class B	562,219	6,319,372
	Saab AB, Class B	77,854	1,846,230
	Securitas AB, Class B	77,531	936,438
	Skandinaviska Enskilda Banken AB, Class A	2,605,519	33,681,128
#	Skandinaviska Enskilda Banken AB, Class C	14,462	202,098
	Skanska AB, Class B	211,601	5,180,598
	SKF AB, Class B	1,179,544	25,858,112
*	SSAB AB, Class A	297,834	1,763,289
*	SSAB AB, Class B	660,685	3,439,904
	Svenska Cellulosa AB SCA, Class A	38,099	662,584
	Svenska Cellulosa AB SCA, Class B	581,885	10,132,733
	Svenska Handelsbanken AB, Class A	1,224,329	13,048,355
#	Svenska Handelsbanken AB, Class B	37,204	450,826
#	Swedbank AB, Class A	798,149	15,626,327
	Tele2 AB, Class B	580,670	8,448,780
	Telefonaktiebolaget LM Ericsson, Class B	462,176	5,770,773
#	Telia Co. AB	6,786,020	26,746,385
	Trelleborg AB, Class B	645,792	16,260,321
	Volvo AB, Class A	179,649	4,109,284
	Volvo AB, Class B	2,155,006	48,630,767
TOTAL SWEDEN			331,372,718
SWITZERLAND — (8.8%)
	ABB Ltd.	1,558,417	54,033,088
	Adecco Group AG	399,943	19,050,570
#	Alcon, Inc.	561,848	43,302,519
	Baloise Holding AG	105,344	18,453,785
	Barry Callebaut AG	484	1,111,084
	Cie Financiere Richemont SA, Class A	626,852	91,102,781
	Credit Suisse Group AG	1,363,427	12,959,932
#	Credit Suisse Group AG, Sponsored ADR	1,195,011	11,388,455
	Holcim Ltd.	1,372,633	74,311,663
	Julius Baer Group Ltd.	716,015	46,791,349
	Novartis AG, Sponsored ADR	1,301,844	113,143,262
#	Novartis AG	1,706,093	148,241,551
	SIG Combibloc Group AG	168,360	3,911,658
	Swatch Group AG	47,812	13,947,819
	Swatch Group AG	123,912	6,955,807
	Swiss Life Holding AG	69,548	44,761,767
	Swiss Prime Site AG	120,516	11,916,193
	Swiss Re AG	399,672	43,547,402
	Swisscom AG	76,438	43,690,044
# *	UBS Group AG	7,263,744	134,887,744
	Vifor Pharma AG	55,433	9,819,791
	Zurich Insurance Group AG	344,357	164,708,790
TOTAL SWITZERLAND			1,112,037,054

The DFA International Value Series
CONTINUED
		Shares	Value»
UNITED KINGDOM — (15.4%)
	Abrdn Plc	1,341,721	$4,387,944
Ω	Airtel Africa PLC	31,927	66,062
	Anglo American PLC	1,391,761	61,356,451
	Aviva PLC	13,916,649	82,163,873
#	Barclays PLC, Sponsored ADR	7,035,082	76,612,043
	Barclays PLC	191,609	514,052
	Barratt Developments PLC	968,048	8,051,290
	Bellway PLC	124,123	4,776,143
	BP PLC, Sponsored ADR	6,143,082	189,944,095
	BP PLC	7,690,578	39,867,354
#	British American Tobacco PLC, Sponsored ADR	838,885	36,046,888
	British American Tobacco PLC	3,024,009	129,109,990
	BT Group PLC	23,587,515	62,475,557
	DS Smith PLC	1,303,840	6,658,645
	Glencore PLC	23,897,614	124,497,332
	HSBC Holdings PLC	13,535,003	96,333,197
#	HSBC Holdings PLC, Sponsored ADR	2,324,211	82,672,185
	Investec PLC	8,746	50,366
	J Sainsbury PLC	7,868,098	30,918,054
	Kingfisher PLC	7,975,671	35,765,738
	Lloyds Banking Group PLC	164,752,825	114,333,652
#	Lloyds Banking Group PLC, ADR	1,844,768	5,054,664
	M&G PLC	2,610,724	7,640,849
	Melrose Industries PLC	4,376,981	8,915,978
	Natwest Group PLC	5,175,515	17,010,784
#	Natwest Group PLC, Sponsored ADR	686,481	4,537,639
	Pearson PLC	309,149	2,581,222
#	Pearson PLC, Sponsored ADR	1,015,920	8,635,320
	Phoenix Group Holdings PLC	577,549	5,170,456
	Royal Mail PLC	1,700,149	10,159,508
	Shell PLC	8,601,910	442,138,174
	Standard Chartered PLC	4,078,355	29,701,636
	Tesco PLC	2,630,005	10,563,866
	Vodafone Group PLC	58,351,986	102,458,177
#	Vodafone Group PLC, Sponsored ADR	4,011,201	70,236,134
#	WPP PLC, Sponsored ADR	67,769	5,279,883
	WPP PLC	1,392,269	21,831,497
TOTAL UNITED KINGDOM			1,938,516,698
TOTAL COMMON STOCKS			12,131,235,441
PREFERRED STOCKS — (1.3%)
GERMANY — (1.3%)
	Bayerische Motoren Werke AG	152,008	13,155,708
	Porsche Automobil Holding SE	307,547	28,801,445
	Volkswagen AG	601,156	125,204,076
TOTAL GERMANY			167,161,229
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	26,399	249,214
TOTAL INVESTMENT SECURITIES (Cost $10,267,532,507)			12,298,645,884

The DFA International Value Series
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.5%)
@ §	The DFA Short Term Investment Fund	27,410,194	$317,108,530
TOTAL INVESTMENTS — (100.0%)
(Cost $10,584,566,107)^^			$12,615,754,414

ADR	American Depositary Receipt
SA	Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2022, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	509	03/18/22	$118,629,928	$114,633,163	$(3,996,765)
Total Futures Contracts			$118,629,928	$114,633,163	$(3,996,765)
Summary of the Series' investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$693,199,756	—	$693,199,756
Austria	—	1,858,200	—	1,858,200
Belgium	—	78,586,605	—	78,586,605
Canada	$1,303,959,934	—	—	1,303,959,934
Denmark	—	227,803,805	—	227,803,805
Finland	—	122,999,738	—	122,999,738
France	—	1,305,037,991	—	1,305,037,991
Germany	65,870,060	836,781,621	—	902,651,681
Hong Kong	—	251,069,200	—	251,069,200
Ireland	26,663,160	20,833,469	—	47,496,629
Israel	6,712,489	44,651,150	—	51,363,639
Italy	8,050,484	212,487,719	—	220,538,203
Japan	17,197,736	2,466,967,399	—	2,484,165,135
Netherlands	20,916,159	544,129,291	—	565,045,450
New Zealand	—	27,096,145	—	27,096,145
Norway	—	134,607,121	—	134,607,121
Portugal	—	6,821,371	—	6,821,371
Singapore	—	77,277,680	—	77,277,680
Spain	7,530,575	240,200,113	—	247,730,688
Sweden	—	331,372,718	—	331,372,718
Switzerland	152,419,040	959,618,014	—	1,112,037,054
United Kingdom	921,157,025	1,017,359,673	—	1,938,516,698

The DFA International Value Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$167,161,229	—	$167,161,229
Rights/Warrants
Canada	—	249,214	—	249,214
Securities Lending Collateral	—	317,108,530	—	317,108,530
Futures Contracts**	$(3,996,765)	—	—	(3,996,765)
TOTAL	$2,526,479,897	$10,085,277,752	—	$12,611,757,649
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Japanese Small Company Series
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.7%)
COMMUNICATION SERVICES — (2.7%)
#	Accrete, Inc.	20,600	$182,731
	Adways, Inc.	94,000	605,178
#	Aeria, Inc.	15,800	50,046
	Aiming, Inc.	27,500	71,256
	Akatsuki, Inc.	45,400	1,058,536
# *	Allied Architects, Inc.	17,700	113,401
*	AlphaPolis Co. Ltd.	13,000	415,045
	Amuse, Inc.	33,700	594,130
	ARTERIA Networks Corp.	61,200	725,133
	Asahi Broadcasting Group Holdings Corp.	57,600	351,883
#	Asahi Net, Inc.	109,100	572,151
*	Atrae, Inc.	93,600	1,609,239
	Avex, Inc.	234,900	2,633,066
# *	Bengo4.com, Inc.	44,400	1,867,069
# *	Broadmedia Corp.	5,520	41,784
	Broccoli Co. Ltd.	4,400	43,212
*	CareerIndex, Inc.	6,500	42,634
	Carta Holdings, Inc.	29,200	487,007
#	Ceres, Inc.	50,700	834,366
	CL Holdings, Inc.	20,700	210,149
	COLOPL, Inc.	135,800	747,774
# *	COOKPAD, Inc.	183,200	392,890
	Daiichikosho Co. Ltd.	3,200	90,676
	DeNA Co. Ltd.	393,100	6,112,760
*	Digital Holdings, Inc.	56,800	641,092
#	Dip Corp.	196,100	6,208,415
	Direct Marketing MiX, Inc.	4,600	56,676
*	Drecom Co. Ltd.	24,400	88,674
#	Faith, Inc.	56,010	323,042
	FAN Communications, Inc.	181,500	598,849
	Fibergate, Inc.	21,200	198,329
*	FreakOut Holdings, Inc.	9,000	104,011
	Freebit Co. Ltd.	55,300	421,970
	Fuji Media Holdings, Inc.	132,700	1,338,833
	Gakken Holdings Co. Ltd.	132,500	1,211,670
	geechs, Inc.	13,300	158,221
#	Gree, Inc.	154,500	1,173,756
*	GungHo Online Entertainment, Inc.	273,700	5,747,520
# *	Imagica Group, Inc.	112,500	588,573
	Imagineer Co. Ltd.	1,600	13,412
	Intage Holdings, Inc.	217,600	3,324,714
#	IPS, Inc.	17,200	273,705
	ITmedia, Inc.	53,900	745,292
# *	Itokuro, Inc.	3,200	12,428
# *	Japan Communications, Inc.	319,100	460,200
*	Jimoty, Inc.	6,600	140,093
	J-Stream, Inc.	26,900	146,865
# *	Kamakura Shinsho Ltd.	25,700	114,558
*	KLab, Inc.	217,400	830,704
	LIFULL Co. Ltd.	444,000	855,700
# *	Macbee Planet, Inc.	3,400	149,002
	Macromill, Inc.	234,500	2,261,400
	MarkLines Co. Ltd.	72,900	1,603,791

The Japanese Small Company Series
CONTINUED
		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Marvelous, Inc.	195,700	$1,268,129
#	Members Co. Ltd.	50,400	914,891
	Mixi, Inc.	259,600	4,805,780
# *	Mobile Factory, Inc.	10,500	82,611
	MTI Ltd.	132,500	646,605
*	Mynet, Inc.	3,500	14,842
*	NexTone, Inc.	26,300	663,172
	Okinawa Cellular Telephone Co.	82,400	3,589,922
#	Orchestra Holdings, Inc.	3,000	69,700
	Oricon, Inc.	27,800	234,183
# *	PR Times, Inc.	11,900	279,808
	Proto Corp.	160,300	1,860,961
#	Septeni Holdings Co. Ltd.	437,600	1,602,665
# *	Shobunsha Holdings, Inc.	214,700	792,756
	SKY Perfect JSAT Holdings, Inc.	917,800	3,454,317
*	SoldOut, Inc.	6,300	52,442
	TBS Holdings, Inc.	26,400	394,823
	Toei Co. Ltd.	700	103,921
	Tohokushinsha Film Corp.	94,800	520,840
#	Tokyu Recreation Co. Ltd.	19,200	807,083
#	Tow Co. Ltd.	259,000	678,089
	Trenders, Inc.	2,800	18,132
	TV Asahi Holdings Corp.	98,500	1,281,086
	Tv Tokyo Holdings Corp.	69,000	1,193,333
	Usen-Next Holdings Co. Ltd.	73,500	1,546,265
	ValueCommerce Co. Ltd.	111,300	3,431,630
#	V-Cube, Inc.	80,700	547,648
#	Vector, Inc.	207,600	1,763,375
	Wowow, Inc.	37,900	547,604
	Zenrin Co. Ltd.	222,450	1,868,148
	ZIGExN Co. Ltd.	37,200	93,609
TOTAL COMMUNICATION SERVICES			84,771,981
CONSUMER DISCRETIONARY — (14.0%)
#	&Do Holdings Co. Ltd.	57,400	420,384
#	Adastria Co. Ltd.	153,940	2,306,476
#	Adventure, Inc.	8,800	489,958
#	Aeon Fantasy Co. Ltd.	48,932	820,909
#	Ahresty Corp.	152,700	506,156
	Ainavo Holdings Co. Ltd.	5,600	49,331
	Aisan Industry Co. Ltd.	213,700	1,284,186
# *	Akebono Brake Industry Co. Ltd.	578,900	862,620
#	Alleanza Holdings Co. Ltd.	80,800	755,749
#	Alpen Co. Ltd.	99,900	1,737,519
#	Alpha Corp.	38,400	362,023
	Amiyaki Tei Co. Ltd.	28,200	701,166
#	AOKI Holdings, Inc.	244,500	1,248,194
*	Aoyama Trading Co. Ltd.	249,400	1,473,641
	Arata Corp.	87,800	3,067,037
#	Arcland Service Holdings Co. Ltd.	94,800	1,799,304
#	Asahi Co. Ltd.	110,100	1,345,304
#	Asante, Inc.	43,400	618,294
*	Ashimori Industry Co. Ltd.	29,499	240,572
	ASKUL Corp.	226,900	2,769,245
	Asti Corp.	19,400	295,504
# *	Atsugi Co. Ltd.	101,400	478,804
	Aucnet, Inc.	61,600	814,727
	Autobacs Seven Co. Ltd.	438,800	5,321,065
#	Avantia Co. Ltd.	66,500	479,634

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Baroque Japan Ltd.	90,200	$705,078
#	Beauty Garage, Inc.	20,100	500,947
	Beenos, Inc.	24,600	390,267
#	Belluna Co. Ltd.	335,500	2,122,975
	Benesse Holdings, Inc.	307,700	6,000,830
#	Bic Camera, Inc.	442,400	3,864,256
#	Bike O & Co. Ltd.	33,600	242,787
	Bookoff Group Holdings Ltd.	66,600	594,150
#	Can Do Co. Ltd.	6,180	105,999
	Central Automotive Products Ltd.	80,500	1,757,104
	Central Sports Co. Ltd.	45,800	971,089
#	CHIeru Co. Ltd.	1,900	17,173
#	Chiyoda Co. Ltd.	110,800	740,777
	Chofu Seisakusho Co. Ltd.	126,100	2,161,657
	Chuo Spring Co. Ltd.	81,700	535,583
	Cleanup Corp.	139,400	648,473
#	Colowide Co. Ltd.	22,100	319,323
#	Corona Corp.	97,200	751,150
#	Create Restaurants Holdings, Inc.	558,900	3,582,391
*	CROOZ, Inc.	22,400	160,615
	Curves Holdings Co. Ltd.	157,000	958,212
	Daido Metal Co. Ltd.	229,900	1,257,937
*	Daidoh Ltd.	79,100	95,742
	Daikoku Denki Co. Ltd.	50,900	535,769
	Daikyonishikawa Corp.	255,500	1,320,730
#	Daimaruenawin Co. Ltd.	3,400	33,055
	Dainichi Co. Ltd.	67,100	421,770
	DCM Holdings Co. Ltd.	735,000	6,975,891
	Diamond Electric Holdings Co. Ltd.	5,100	46,785
	Doshisha Co. Ltd.	136,300	1,804,948
	Doutor Nichires Holdings Co. Ltd.	186,086	2,592,054
	Dynic Corp.	36,400	226,832
	Eagle Industry Co. Ltd.	168,200	1,612,683
	EAT & Holdings Co. Ltd.	33,000	661,880
#	EDION Corp.	533,300	4,976,654
	Enigmo, Inc.	157,600	853,056
	ES-Con Japan Ltd.	11,800	78,665
#	Eslead Corp.	47,700	709,987
	ESTELLE Holdings Co. Ltd.	12,600	69,702
	Exedy Corp.	191,400	2,809,573
	FCC Co. Ltd.	231,100	2,971,773
	Felissimo Corp.	20,600	220,803
	Fields Corp.	23,100	98,531
	Fine Sinter Co. Ltd.	10,300	136,896
	First Juken Co. Ltd.	46,400	476,849
#	First-corp, Inc.	45,300	276,614
#	FJ Next Holdings Co. Ltd.	106,600	917,264
	Foster Electric Co. Ltd.	134,000	863,146
#	F-Tech, Inc.	84,700	400,123
	Fuji Corp.	72,800	730,745
	Fuji Corp. Ltd.	175,400	986,790
	Fuji Kyuko Co. Ltd.	35,200	1,263,360
	Fujibo Holdings, Inc.	66,200	2,212,926
	Fujikura Composites, Inc.	121,100	852,810
	Fujishoji Co. Ltd.	52,700	391,830
*	Fujita Kanko, Inc.	8,800	178,028
#	FuKoKu Co. Ltd.	66,400	588,085
#	Furukawa Battery Co. Ltd.	88,000	980,899
	Furyu Corp.	113,200	1,261,675

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Futaba Industrial Co. Ltd.	346,800	$1,258,113
#	Gakkyusha Co. Ltd.	49,300	652,350
	Genki Sushi Co. Ltd.	29,900	638,868
	Geo Holdings Corp.	188,400	1,860,987
	Gift, Inc.	20,300	414,554
#	GLOBERIDE, Inc.	106,198	2,556,138
	Golf Digest Online, Inc.	64,100	589,065
#	GSI Creos Corp.	63,184	658,765
	G-Tekt Corp.	145,100	1,744,934
	Gunze Ltd.	98,800	3,434,770
	H2O Retailing Corp.	542,045	3,749,989
	Hagihara Industries, Inc.	79,000	816,854
# *	Hakuyosha Co. Ltd.	9,200	91,983
#	Hamee Corp.	36,100	322,920
	Handsman Co. Ltd.	43,500	483,234
	Happinet Corp.	99,600	1,302,812
	Hard Off Corp. Co. Ltd.	58,800	381,503
	Haruyama Holdings, Inc.	49,300	216,838
	Heian Ceremony Service Co. Ltd.	8,300	63,183
	Heiwa Corp.	180,700	2,889,754
	HI-LEX Corp.	121,700	1,463,096
#	Himaraya Co. Ltd.	32,100	275,583
	Hinokiya Group Co. Ltd.	8,900	157,210
	H-One Co. Ltd.	132,100	746,756
	Honeys Holdings Co. Ltd.	118,640	1,068,421
	Hoosiers Holdings	217,100	1,300,658
	Hotland Co. Ltd.	41,100	442,144
	IBJ, Inc.	125,900	819,750
#	Ichibanya Co. Ltd.	74,158	2,973,416
	Ichikoh Industries Ltd.	186,900	822,601
	IDOM, Inc.	380,600	2,194,735
	IJTT Co. Ltd.	133,980	687,127
#	Imasen Electric Industrial	50,200	262,243
*	Izuhakone Railway Co. Ltd.	300	0
	Izumi Co. Ltd.	81,900	2,265,489
	J Front Retailing Co. Ltd.	915,500	8,213,212
#	JANOME Corp.	109,400	699,346
	Japan Best Rescue System Co. Ltd.	73,800	559,445
	Japan Wool Textile Co. Ltd.	318,400	2,436,896
	JFLA Holdings, Inc.	18,000	48,498
	JINS Holdings, Inc.	82,900	5,124,894
*	Joban Kosan Co. Ltd.	41,499	490,523
	Joshin Denki Co. Ltd.	109,800	2,001,022
	Joyful Honda Co. Ltd.	110,100	1,465,888
	JP-Holdings, Inc.	360,900	735,697
	JVCKenwood Corp.	1,051,800	1,619,999
# *	Kasai Kogyo Co. Ltd.	163,600	426,459
	Kawai Musical Instruments Manufacturing Co. Ltd.	36,600	965,011
	Keiyo Co. Ltd.	245,000	1,837,666
	KeyHolder, Inc.	2,100	10,283
	KFC Holdings Japan Ltd.	84,900	2,126,404
#	King Co. Ltd.	54,100	247,772
# *	Kintetsu Department Store Co. Ltd.	53,900	1,246,065
	Ki-Star Real Estate Co. Ltd.	48,700	2,980,012
	Kohnan Shoji Co. Ltd.	152,700	4,528,256
#	Kojima Co. Ltd.	197,700	907,940
	Komatsu Matere Co. Ltd.	212,600	2,303,589
	KOMEDA Holdings Co. Ltd.	304,100	5,628,992
#	Komehyo Holdings Co. Ltd.	42,400	523,693

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Komeri Co. Ltd.	206,400	$4,812,318
#	Konaka Co. Ltd.	163,506	491,988
	K's Holdings Corp.	659,100	6,485,992
#	KU Holdings Co. Ltd.	115,500	998,223
	Kura Sushi, Inc.	5,100	153,426
	Kurabo Industries Ltd.	114,900	1,879,253
	KYB Corp.	122,000	3,176,035
	LEC, Inc.	150,800	1,195,013
	LITALICO, Inc.	105,800	2,640,392
#	Locondo, Inc.	21,000	207,842
#	Look Holdings, Inc.	35,900	394,072
	Mars Group Holdings Corp.	81,500	1,152,927
	Maruzen CHI Holdings Co. Ltd.	106,300	332,270
	Matsuoka Corp.	10,200	105,180
	Matsuyafoods Holdings Co. Ltd.	52,700	1,635,793
#	Media Do Co. Ltd.	54,200	1,204,240
	Meiko Network Japan Co. Ltd.	116,000	570,220
	Meiwa Estate Co. Ltd.	75,500	398,048
#	Mikuni Corp.	154,900	582,333
*	Mitsuba Corp.	204,690	708,848
	Mizuno Corp.	118,000	2,271,847
#	Monogatari Corp.	69,000	3,749,750
#	Morito Co. Ltd.	107,800	663,660
	MrMax Holdings Ltd.	161,600	860,928
	Murakami Corp.	31,800	728,832
	Musashi Seimitsu Industry Co. Ltd.	302,800	4,561,306
#	Nafco Co. Ltd.	53,200	776,925
	Nagase Brothers, Inc.	200	9,638
#	Nagawa Co. Ltd.	48,800	4,126,684
#	Nakayamafuku Co. Ltd.	74,400	224,233
	New Art Holdings Co. Ltd.	28,734	303,248
	Nextage Co. Ltd.	292,600	7,347,803
	NHK Spring Co. Ltd.	857,556	6,721,151
	Nichirin Co. Ltd.	61,160	818,093
	Nihon House Holdings Co. Ltd.	244,800	949,185
#	Nihon Plast Co. Ltd.	107,800	521,089
	Nihon Tokushu Toryo Co. Ltd.	81,900	604,302
	Nikki Co. Ltd.	2,100	35,720
	Nippon Felt Co. Ltd.	84,000	328,637
	Nippon Piston Ring Co. Ltd.	49,800	562,563
	Nippon Seiki Co. Ltd.	303,200	2,708,342
	Nishikawa Rubber Co. Ltd.	37,600	510,161
#	Nishimatsuya Chain Co. Ltd.	258,300	3,294,222
	Nissan Shatai Co. Ltd.	479,700	2,883,203
	Nissan Tokyo Sales Holdings Co. Ltd.	166,400	326,969
	Nittan Valve Co. Ltd.	93,500	227,788
	Nojima Corp.	201,000	4,053,467
	NOK Corp.	279,000	2,983,046
	Ohashi Technica, Inc.	68,600	823,433
	Ohsho Food Service Corp.	86,600	4,469,526
*	Oisix ra daichi, Inc.	147,000	3,063,662
#	Onward Holdings Co. Ltd.	670,900	1,681,495
	Ozu Corp.	22,200	374,840
	Pacific Industrial Co. Ltd.	277,000	2,644,141
	PAL GROUP Holdings Co. Ltd.	139,800	2,037,739
#	PAPYLESS Co. Ltd.	33,900	365,808
	Paris Miki Holdings, Inc.	121,200	261,112
	PC Depot Corp.	183,381	460,757
	People Co. Ltd.	14,600	124,964

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Piolax, Inc.	181,700	$2,759,029
	Plenus Co. Ltd.	71,300	1,217,947
*	Premium Water Holdings, Inc.	8,100	175,084
	Press Kogyo Co. Ltd.	598,500	1,999,789
	Pressance Corp.	109,900	2,008,263
*	QB Net Holdings Co. Ltd.	47,100	677,296
#	Raccoon Holdings, Inc.	111,700	1,176,010
*	Regal Corp.	1,500	25,058
	Resorttrust, Inc.	523,464	8,380,474
	Rhythm Co. Ltd.	43,600	494,757
	Riberesute Corp.	46,100	299,712
	Ride On Express Holdings Co. Ltd.	46,900	620,683
*	Right On Co. Ltd.	94,925	572,855
	Riken Corp.	50,100	1,139,256
	Riso Kyoiku Co. Ltd.	671,200	2,388,543
	Rock Field Co. Ltd.	94,800	1,263,413
	Roland Corp.	41,700	1,590,676
	Sac's Bar Holdings, Inc.	122,950	556,131
	Saizeriya Co. Ltd.	2,400	55,498
	San Holdings, Inc.	59,900	782,706
	Sanei Architecture Planning Co. Ltd.	55,200	769,264
	Sangetsu Corp.	291,250	4,033,457
	Sankyo Co. Ltd.	238,200	6,133,110
	Sankyo Seiko Co. Ltd.	235,700	1,167,396
	Sanoh Industrial Co. Ltd.	154,900	1,116,510
	Sanyei Corp.	3,600	51,812
#	Sanyo Electric Railway Co. Ltd.	109,998	1,923,929
*	Sanyo Shokai Ltd.	64,699	466,498
#	Scroll Corp.	189,200	1,364,010
	Seiko Holdings Corp.	165,882	3,101,811
	Seiren Co. Ltd.	284,600	5,380,847
	Senshukai Co. Ltd.	174,600	567,967
	Seria Co. Ltd.	104,200	2,622,217
*	Shidax Corp.	149,800	553,508
	Shikibo Ltd.	68,600	547,560
	Shimojima Co. Ltd.	48,800	436,130
	Shin-Nihon Tatemono Co. Ltd.	26,200	95,229
	Shoei Co. Ltd.	152,600	5,875,795
# *	Silver Life Co. Ltd.	15,300	139,115
	Snow Peak, Inc.	190,300	3,884,556
	SNT Corp.	164,500	322,417
	Soft99 Corp.	84,400	965,047
	Sotoh Co. Ltd.	49,100	357,155
	SPK Corp.	48,600	549,672
	Sprix Ltd.	31,300	394,610
	St. Marc Holdings Co. Ltd.	111,200	1,451,901
	Step Co. Ltd.	60,800	960,400
#	Suminoe Textile Co. Ltd.	31,100	505,471
	Sumitomo Riko Co. Ltd.	252,100	1,289,542
	Suncall Corp.	129,600	644,025
*	SuRaLa Net Co. Ltd.	2,700	30,332
	Syuppin Co. Ltd.	134,200	1,240,373
	T RAD Co. Ltd.	43,500	1,016,563
	Tachikawa Corp.	71,600	664,776
	Tachi-S Co. Ltd.	195,940	2,046,104
#	Taiho Kogyo Co. Ltd.	113,300	786,675
	Takashimaya Co. Ltd.	914,300	8,682,612
#	Takasho Co. Ltd.	15,400	87,179
*	Take & Give Needs Co. Ltd.	710	6,060

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Takihyo Co. Ltd.	30,600	$373,973
	Tama Home Co. Ltd.	101,400	2,066,090
	Tamron Co. Ltd.	103,400	2,253,960
	Tbk Co. Ltd.	155,300	544,088
	Tear Corp.	60,900	230,769
#	Temairazu, Inc.	14,900	556,657
	T-Gaia Corp.	138,100	2,003,589
	Tigers Polymer Corp.	79,800	302,749
	Toa Corp.	144,900	1,009,562
	Toabo Corp.	45,799	164,708
	Tokai Rika Co. Ltd.	326,000	4,246,955
	Token Corp.	46,950	3,803,047
*	Tokyo Base Co. Ltd.	130,100	514,147
#	Tokyo Individualized Educational Institute, Inc.	103,700	540,329
	Tokyo Radiator Manufacturing Co. Ltd.	24,300	110,586
	Tokyotokeiba Co. Ltd.	99,900	3,662,174
	Tomy Co. Ltd.	575,393	5,617,346
	Topre Corp.	224,500	2,344,251
	Toridoll Holdings Corp.	309,300	6,227,674
	TPR Co. Ltd.	159,300	2,018,493
	Treasure Factory Co. Ltd.	10,300	74,052
	TS Tech Co. Ltd.	440,886	5,809,322
# *	TSI Holdings Co. Ltd.	310,995	852,354
# *	Tsukada Global Holdings, Inc.	86,100	205,690
#	Tsukamoto Corp. Co. Ltd.	18,100	206,792
	Tsutsumi Jewelry Co. Ltd.	40,100	630,083
#	Twinbird Corp.	9,200	50,598
	Unipres Corp.	241,100	1,686,589
*	Unitika Ltd.	373,200	1,002,750
#	Univance Corp.	10,000	78,936
*	Universal Entertainment Corp.	93,200	1,916,326
	Valuence Holdings, Inc.	1,600	17,960
*	Village Vanguard Co. Ltd.	36,600	317,385
	VT Holdings Co. Ltd.	497,100	1,930,011
	Wacoal Holdings Corp.	269,100	4,936,741
	Waseda Academy Co. Ltd.	43,600	398,551
#	Watts Co. Ltd.	52,100	305,486
	Weds Co. Ltd.	14,500	58,266
*	World Co. Ltd.	87,900	882,755
	Xebio Holdings Co. Ltd.	165,200	1,294,862
	Yachiyo Industry Co. Ltd.	48,100	238,910
	Yagi & Co. Ltd.	18,600	217,850
	Yamae Group Holdings Co. Ltd.	9,400	85,577
#	Yamato International, Inc.	100,500	252,140
#	Yasunaga Corp.	53,200	400,827
	Yellow Hat Ltd.	222,800	3,089,122
#	Yondoshi Holdings, Inc.	97,520	1,490,735
	Yorozu Corp.	128,500	1,080,441
	Yoshinoya Holdings Co. Ltd.	109,900	2,270,993
	Yutaka Giken Co. Ltd.	8,700	135,544
	Zojirushi Corp.	14,700	184,768
TOTAL CONSUMER DISCRETIONARY			446,698,963
CONSUMER STAPLES — (7.2%)
#	Aeon Hokkaido Corp.	183,000	1,705,429
	AFC-HD AMS Life Science Co. Ltd.	53,800	346,463
	Ain Holdings, Inc.	125,100	6,430,239
	Albis Co. Ltd.	38,700	733,129
	Arcs Co. Ltd.	274,400	5,157,974

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
	Artnature, Inc.	116,400	$709,589
#	Axial Retailing, Inc.	108,000	3,073,760
	Belc Co. Ltd.	67,800	3,183,526
	Bourbon Corp.	54,800	1,081,963
	Bull-Dog Sauce Co. Ltd.	3,000	51,266
	Cawachi Ltd.	77,000	1,548,612
# *	C'BON COSMETICS Co. Ltd.	10,800	161,284
	Chubu Shiryo Co. Ltd.	132,400	1,176,631
	Chuo Gyorui Co. Ltd.	9,800	254,127
	Como Co. Ltd.	2,600	61,918
#	Cota Co. Ltd.	103,265	1,412,918
	Create SD Holdings Co. Ltd.	121,000	3,265,689
#	Daikokutenbussan Co. Ltd.	36,200	1,421,627
	Delica Foods Holdings Co. Ltd.	66,400	313,436
	DyDo Group Holdings, Inc.	59,300	2,450,018
	Earth Corp.	72,700	3,705,150
	Ebara Foods Industry, Inc.	30,900	758,723
#	Eco's Co. Ltd.	46,600	827,869
	Ensuiko Sugar Refining Co. Ltd.	86,200	161,409
	Ezaki Glico Co. Ltd.	122,400	3,968,488
	Feed One Co. Ltd.	155,448	955,917
	Fuji Co. Ltd.	118,700	1,960,048
	Fuji Oil Holdings, Inc.	181,900	3,680,503
	Fujicco Co. Ltd.	125,900	2,120,275
	Fujiya Co. Ltd.	70,000	1,385,826
#	G-7 Holdings, Inc.	141,300	1,706,697
	Genky DrugStores Co. Ltd.	51,000	1,600,397
#	HABA Laboratories, Inc.	15,000	300,397
	Hagoromo Foods Corp.	17,900	493,552
	Halows Co. Ltd.	56,100	1,348,032
	Hayashikane Sangyo Co. Ltd.	5,400	24,316
	Heiwado Co. Ltd.	194,900	3,283,728
	Hokkaido Coca-Cola Bottling Co. Ltd.	18,699	649,632
	Hokuto Corp.	140,000	2,373,443
#	Ichimasa Kamaboko Co. Ltd.	46,500	315,141
	Imuraya Group Co. Ltd.	61,500	1,192,251
	Inageya Co. Ltd.	35,200	429,420
*	I-NE Co. Ltd.	3,800	88,659
	Itochu-Shokuhin Co. Ltd.	35,100	1,487,116
	Itoham Yonekyu Holdings, Inc.	706,300	4,143,929
	Iwatsuka Confectionery Co. Ltd.	8,700	293,086
#	JM Holdings Co. Ltd.	77,000	1,089,792
	J-Oil Mills, Inc.	122,300	1,808,383
	Kadoya Sesame Mills, Inc.	15,600	551,707
	Kagome Co. Ltd.	119,500	3,109,554
	Kakiyasu Honten Co. Ltd.	53,400	1,199,527
#	Kameda Seika Co. Ltd.	86,000	3,124,025
#	Kaneko Seeds Co. Ltd.	44,700	584,587
	Kanemi Co. Ltd.	1,200	29,244
#	Kansai Super Market Ltd.	93,000	829,061
	Kato Sangyo Co. Ltd.	152,100	4,354,586
	Kenko Mayonnaise Co. Ltd.	73,300	858,357
	Key Coffee, Inc.	4,900	87,707
#	Kitanotatsujin Corp.	352,700	683,784
	KOIKE YA, Inc.	300	13,395
	Kusuri no Aoki Holdings Co. Ltd.	63,000	3,758,146
	Kyokuyo Co. Ltd.	59,999	1,647,820
	Lacto Japan Co. Ltd.	44,200	724,260
	Life Corp.	69,700	1,872,915

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
	Mandom Corp.	117,100	$1,404,124
	Marudai Food Co. Ltd.	130,800	1,782,264
	Maruha Nichiro Corp.	216,707	4,630,138
	Maxvalu Tokai Co. Ltd.	46,500	1,111,294
	Medical System Network Co. Ltd.	155,300	746,248
	Megmilk Snow Brand Co. Ltd.	280,000	4,987,554
	Meito Sangyo Co. Ltd.	54,100	776,358
	Milbon Co. Ltd.	159,852	7,547,293
#	Ministop Co. Ltd.	90,500	1,148,639
	Mitsubishi Shokuhin Co. Ltd.	103,900	2,549,904
	Mitsui DM Sugar Holdings Co. Ltd.	111,970	1,926,603
	Miyoshi Oil & Fat Co. Ltd.	42,900	430,980
	Morinaga & Co. Ltd.	187,199	5,966,188
	Morinaga Milk Industry Co. Ltd.	900	43,634
#	Morozoff Ltd.	37,800	912,185
	MTG Co. Ltd.	24,700	254,242
#	Nagatanien Holdings Co. Ltd.	74,900	1,270,456
	Nakamuraya Co. Ltd.	28,400	837,919
#	Natori Co. Ltd.	65,000	1,133,230
	Nichimo Co. Ltd.	17,000	381,303
	Nihon Chouzai Co. Ltd.	73,420	851,724
	Niitaka Co. Ltd.	12,360	230,875
	Nippn Corp.	347,700	5,100,595
	Nippon Beet Sugar Manufacturing Co. Ltd.	65,500	967,084
	Nippon Suisan Kaisha Ltd.	1,912,300	8,959,858
	Nishimoto Co. Ltd.	19,500	491,353
	Nisshin Oillio Group Ltd.	156,000	4,084,703
	Nissin Sugar Co. Ltd.	98,600	1,474,223
	Nitto Fuji Flour Milling Co. Ltd.	16,200	534,478
	Noevir Holdings Co. Ltd.	76,500	3,464,880
#	Oenon Holdings, Inc.	294,200	849,749
# *	OIE Sangyo Co. Ltd.	22,000	188,449
	Okuwa Co. Ltd.	155,300	1,233,370
	Olympic Group Corp.	52,200	323,139
	OUG Holdings, Inc.	21,300	498,880
	Pickles Corp.	55,600	769,123
	Pigeon Corp.	11,300	220,256
*	Premier Anti-Aging Co. Ltd.	600	37,686
	Prima Meat Packers Ltd.	181,400	3,984,065
	Qol Holdings Co. Ltd.	165,500	1,927,943
#	Retail Partners Co. Ltd.	107,600	1,110,664
	Riken Vitamin Co. Ltd.	143,900	2,128,294
	Rokko Butter Co. Ltd.	84,200	1,107,112
	S Foods, Inc.	116,762	3,586,616
	S&B Foods, Inc.	42,798	1,378,122
#	Sagami Rubber Industries Co. Ltd.	57,700	425,596
	Sakata Seed Corp.	14,000	411,212
#	San-A Co. Ltd.	116,600	4,135,310
	Sapporo Holdings Ltd.	392,620	7,615,777
	Sato Foods Co. Ltd.	800	33,567
	Satudora Holdings Co. Ltd.	3,900	21,664
#	Shinnihonseiyaku Co. Ltd.	30,500	288,371
	Shinobu Foods Products Co. Ltd.	1,600	9,083
	Shoei Foods Corp.	68,000	2,351,232
	Showa Sangyo Co. Ltd.	114,300	2,677,176
#	Soiken Holdings, Inc.	39,400	107,709
	ST Corp.	33,600	441,558
	Starzen Co. Ltd.	90,600	1,598,477
	Takara Holdings, Inc.	297,400	2,884,662

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
# *	Toho Co. Ltd.	49,900	$469,463
#	Torigoe Co. Ltd.	94,500	537,161
	Toyo Sugar Refining Co. Ltd.	14,500	130,042
	Transaction Co. Ltd.	89,700	876,850
#	United Super Markets Holdings, Inc.	353,200	3,220,393
	Valor Holdings Co. Ltd.	225,800	4,340,369
	Warabeya Nichiyo Holdings Co. Ltd.	88,260	1,498,561
	Watahan & Co. Ltd.	94,100	1,042,895
	Yaizu Suisankagaku Industry Co. Ltd.	62,100	496,679
#	YAKUODO Holdings Co. Ltd.	69,400	1,407,284
	Yamami Co.	1,200	18,536
#	YA-MAN Ltd.	194,200	1,539,957
	Yamatane Corp.	59,900	845,786
#	Yamaya Corp.	23,500	505,648
#	Yamazawa Co. Ltd.	11,800	165,317
	Yaoko Co. Ltd.	28,500	1,647,720
	Yokorei Co. Ltd.	312,700	2,323,696
	Yomeishu Seizo Co. Ltd.	48,700	761,293
*	Yoshimura Food Holdings KK	29,300	125,021
#	Yuasa Funashoku Co. Ltd.	14,300	344,686
	Yukiguni Maitake Co. Ltd.	15,200	154,308
	Yutaka Foods Corp.	3,900	63,463
TOTAL CONSUMER STAPLES			230,980,771
ENERGY — (0.9%)
#	BP Castrol KK	44,100	501,211
	Cosmo Energy Holdings Co. Ltd.	348,300	7,002,156
	Fuji Kosan Co. Ltd.	4,400	38,249
#	Fuji Oil Co. Ltd.	292,200	628,899
	Itochu Enex Co. Ltd.	356,500	3,114,320
	Japan Oil Transportation Co. Ltd.	15,500	355,676
	Japan Petroleum Exploration Co. Ltd.	226,200	5,406,179
	Mitsuuroko Group Holdings Co. Ltd.	197,500	1,780,184
	Modec, Inc.	134,300	1,346,715
	Nippon Coke & Engineering Co. Ltd.	978,100	1,105,313
	Sala Corp.	324,100	1,756,377
	San-Ai Oil Co. Ltd.	390,600	3,183,297
	Sinanen Holdings Co. Ltd.	46,900	1,237,084
	Toa Oil Co. Ltd.	46,200	1,298,028
	Toyo Kanetsu KK	48,700	1,061,070
TOTAL ENERGY			29,814,758
FINANCIALS — (9.0%)
	77 Bank Ltd.	364,552	4,824,653
#	Advance Create Co. Ltd.	63,400	575,274
	AEON Financial Service Co. Ltd.	111,500	1,170,234
	Aichi Bank Ltd.	48,700	2,044,343
	Aiful Corp.	2,120,600	6,369,339
#	Aizawa Securities Group Co. Ltd.	207,600	1,645,834
	Akatsuki Corp.	144,000	443,182
	Akita Bank Ltd.	88,440	1,331,463
	Anicom Holdings, Inc.	108,300	687,686
	Aomori Bank Ltd.	125,000	2,079,758
	Aozora Bank Ltd.	58,800	1,321,995
*	Aruhi Corp.	143,300	1,437,436
	Asax Co. Ltd.	9,300	55,224
	Awa Bank Ltd.	234,300	4,613,075
	Bank of Iwate Ltd.	82,982	1,373,339

The Japanese Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Bank of Kochi Ltd.	56,100	$377,421
	Bank of Nagoya Ltd.	75,630	1,963,549
	Bank of Saga Ltd.	86,320	1,140,157
	Bank of the Ryukyus Ltd.	262,280	1,828,222
#	Bank of Toyama Ltd.	14,500	247,611
#	Casa, Inc.	26,400	190,625
	Chiba Kogyo Bank Ltd.	264,158	631,877
	Chugoku Bank Ltd.	595,600	4,857,009
	Chukyo Bank Ltd.	61,400	893,606
	Credit Saison Co. Ltd.	735,700	8,212,104
	Daishi Hokuetsu Financial Group, Inc.	264,000	6,121,480
#	Daito Bank Ltd.	62,600	404,442
	eGuarantee, Inc.	202,400	3,330,215
#	Ehime Bank Ltd.	211,700	1,709,895
#	Entrust, Inc.	54,900	314,966
	FIDEA Holdings Co. Ltd.	128,790	1,564,388
	Financial Products Group Co. Ltd.	35,500	204,356
	First Bank of Toyama Ltd.	319,000	867,473
#	First Brothers Co. Ltd.	34,600	232,435
	Fukui Bank Ltd.	127,100	1,577,159
*	Fukushima Bank Ltd.	17,200	37,007
	Fuyo General Lease Co. Ltd.	117,300	7,780,353
#	GMO Financial Holdings, Inc.	249,100	1,864,940
	Gunma Bank Ltd.	2,064,840	6,784,371
	Hachijuni Bank Ltd.	1,408,700	5,201,738
	Hirogin Holdings, Inc.	1,534,800	8,946,729
	Hirose Tusyo, Inc.	20,800	393,364
	Hokkoku Financial Holdings, Inc.	145,700	3,748,698
	Hokuhoku Financial Group, Inc.	804,000	6,335,612
	HS Holdings Co. Ltd.	152,200	1,525,551
	Hyakugo Bank Ltd.	1,393,709	4,302,117
	Hyakujushi Bank Ltd.	134,700	1,859,145
	Ichiyoshi Securities Co. Ltd.	230,400	1,353,694
	IwaiCosmo Holdings, Inc.	123,900	1,470,576
	Iyo Bank Ltd.	1,034,718	5,370,866
	J Trust Co. Ltd.	345,400	1,451,585
	Jaccs Co. Ltd.	149,700	4,050,657
	Jafco Group Co. Ltd.	596,100	9,518,388
# *	Japan Asia Investment Co. Ltd.	93,300	149,930
#	Japan Investment Adviser Co. Ltd.	70,300	657,795
	Japan Securities Finance Co. Ltd.	581,200	4,723,646
#	Jimoto Holdings, Inc.	113,150	655,342
#	J-Lease Co. Ltd.	31,900	521,747
	Juroku Financial Group, Inc.	191,700	3,811,679
	Keiyo Bank Ltd.	674,900	2,814,160
	Kita-Nippon Bank Ltd.	43,506	624,352
	Kiyo Bank Ltd.	420,090	5,253,384
	Kyokuto Securities Co. Ltd.	152,800	1,000,490
	Kyushu Financial Group, Inc.	1,601,937	6,189,640
#	Kyushu Leasing Service Co. Ltd.	34,000	175,546
*	M&A Capital Partners Co. Ltd.	92,100	3,966,150
#	Marusan Securities Co. Ltd.	336,700	1,525,174
	Matsui Securities Co. Ltd.	450,500	3,150,580
	Mebuki Financial Group, Inc.	1,491,700	3,327,642
#	Mercuria Holdings Co. Ltd.	70,500	314,029
#	Michinoku Bank Ltd.	261,898	1,988,410
#	Minkabu The Infonoid, Inc.	21,700	423,217
#	Mito Securities Co. Ltd.	359,500	877,283
	Miyazaki Bank Ltd.	102,900	1,892,357

The Japanese Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Mizuho Leasing Co. Ltd.	182,600	$5,100,082
	Monex Group, Inc.	1,089,600	5,524,125
	Money Partners Group Co. Ltd.	149,100	280,779
	Morningstar Japan KK	107,600	553,448
#	Mortgage Service Japan Ltd.	22,900	217,039
	Musashino Bank Ltd.	194,300	3,124,151
	Nagano Bank Ltd.	43,899	471,379
	Nanto Bank Ltd.	185,100	3,130,405
	NEC Capital Solutions Ltd.	60,200	1,100,209
	Nishi-Nippon Financial Holdings, Inc.	806,800	5,714,589
	North Pacific Bank Ltd.	1,785,600	3,901,824
# *	OAK Capital Corp.	300,200	202,589
	Ogaki Kyoritsu Bank Ltd.	228,700	4,036,971
	Oita Bank Ltd.	84,199	1,411,211
	Okasan Securities Group, Inc.	971,900	3,243,593
	Okinawa Financial Group, Inc.	143,060	2,764,816
	Orient Corp.	2,808,900	3,002,074
	Premium Group Co. Ltd.	45,700	1,449,428
	Ricoh Leasing Co. Ltd.	99,400	3,226,327
	San ju San Financial Group, Inc.	118,793	1,577,234
	San-In Godo Bank Ltd.	966,000	5,440,663
*	SBI Insurance Group Co. Ltd.	7,600	72,139
	Senshu Ikeda Holdings, Inc.	1,232,328	1,948,759
	Seven Bank Ltd.	787,400	1,664,106
	Shiga Bank Ltd.	290,800	5,665,799
	Shikoku Bank Ltd.	240,900	1,670,292
	Shimizu Bank Ltd.	58,200	827,598
#	Sparx Group Co. Ltd.	594,900	1,352,853
	Strike Co. Ltd.	51,700	2,012,895
	Suruga Bank Ltd.	900,700	3,885,059
#	Taiko Bank Ltd.	41,800	507,023
	Tochigi Bank Ltd.	565,200	1,097,384
	Toho Bank Ltd.	1,286,400	2,392,942
#	Tohoku Bank Ltd.	64,700	571,847
	Tokai Tokyo Financial Holdings, Inc.	1,409,300	4,960,832
	Tokyo Kiraboshi Financial Group, Inc.	170,738	2,340,035
	Tomato Bank Ltd.	54,500	504,366
	TOMONY Holdings, Inc.	937,250	2,657,787
	Tottori Bank Ltd.	56,400	579,466
	Towa Bank Ltd.	210,300	969,011
#	Toyo Securities Co. Ltd.	390,800	516,214
	Traders Holdings Co. Ltd.	13,720	48,092
	Tsukuba Bank Ltd.	461,800	755,656
*	Uzabase, Inc.	73,900	698,714
	Yamagata Bank Ltd.	143,600	1,190,602
	Yamaguchi Financial Group, Inc.	1,237,672	7,679,733
	Yamanashi Chuo Bank Ltd.	162,526	1,322,674
TOTAL FINANCIALS			286,044,583
HEALTH CARE — (4.3%)
	Advantage Risk Management Co. Ltd.	41,900	284,594
	ASKA Pharmaceutical Holdings Co. Ltd.	143,200	1,228,152
	Astena Holdings Co. Ltd.	194,800	656,185
	BML, Inc.	149,600	4,546,873
	Carenet, Inc.	130,800	906,477
	CE Holdings Co. Ltd.	9,500	40,848
# *	CellSource Co. Ltd.	21,100	710,067
	Charm Care Corp. KK	113,900	1,140,178
	CMIC Holdings Co. Ltd.	63,200	817,916

The Japanese Small Company Series
CONTINUED
		Shares	Value»
HEALTH CARE — (Continued)
	Create Medic Co. Ltd.	38,700	$327,345
#	Daiken Medical Co. Ltd.	116,700	533,609
	Daito Pharmaceutical Co. Ltd.	78,580	1,906,036
	DATA HORIZON Co. Ltd.	3,600	44,409
	Dvx, Inc.	44,300	393,704
	Eiken Chemical Co. Ltd.	203,900	3,056,455
	Elan Corp.	208,600	1,834,834
	EM Systems Co. Ltd.	126,700	716,154
	FALCO HOLDINGS Co. Ltd.	53,300	953,610
	FINDEX, Inc.	94,500	776,668
	France Bed Holdings Co. Ltd.	158,600	1,230,516
	Fuji Pharma Co. Ltd.	99,100	858,169
	Fukuda Denshi Co. Ltd.	63,200	4,566,417
	Fuso Pharmaceutical Industries Ltd.	42,600	781,436
# *	GNI Group Ltd.	54,200	494,732
	H.U. Group Holdings, Inc.	356,800	9,061,970
	Hogy Medical Co. Ltd.	106,700	2,869,634
	Hoshi Iryo-Sanki Co. Ltd.	9,600	291,275
#	I'rom Group Co. Ltd.	31,800	411,807
# *	Japan Animal Referral Medical Center Co. Ltd.	9,600	145,591
*	Japan Hospice Holdings, Inc.	11,300	167,349
	Japan Lifeline Co. Ltd.	396,000	3,466,710
	Japan Medical Dynamic Marketing, Inc.	104,500	1,365,670
	JMS Co. Ltd.	104,457	558,536
	Kaken Pharmaceutical Co. Ltd.	142,900	5,109,869
	Kanamic Network Co. Ltd.	139,700	552,081
	Kissei Pharmaceutical Co. Ltd.	175,800	3,549,713
#	Koa Shoji Holdings Co. Ltd.	4,100	21,443
	KYORIN Holdings, Inc.	261,400	4,152,396
	Linical Co. Ltd.	71,700	398,629
	Mani, Inc.	260,800	3,768,422
	Medical Data Vision Co. Ltd.	171,100	1,514,635
	Medikit Co. Ltd.	2,000	43,963
	Medius Holdings Co. Ltd.	68,500	531,703
*	MedPeer, Inc.	76,300	1,928,898
	Menicon Co. Ltd.	154,000	3,417,377
#	Mizuho Medy Co. Ltd.	22,400	427,777
	Mochida Pharmaceutical Co. Ltd.	47,798	1,486,730
	Nagaileben Co. Ltd.	400	7,308
	Nakanishi, Inc.	275,400	4,883,252
#	Nichi-iko Pharmaceutical Co. Ltd.	323,550	2,065,808
	Nippon Chemiphar Co. Ltd.	13,400	233,355
	Nipro Corp.	809,400	7,508,542
	Nissui Pharmaceutical Co. Ltd.	78,000	674,510
	Paramount Bed Holdings Co. Ltd.	255,200	4,246,719
	Precision System Science Co. Ltd.	4,800	24,619
	Rion Co. Ltd.	54,600	1,093,703
	Sawai Group Holdings Co. Ltd.	151,200	5,723,176
	Seed Co. Ltd.	68,100	307,070
	Seikagaku Corp.	233,700	1,913,064
	Shin Nippon Biomedical Laboratories Ltd.	125,400	1,340,869
	Ship Healthcare Holdings, Inc.	240,100	5,389,008
	Shofu, Inc.	69,900	1,093,419
	Software Service, Inc.	19,100	972,578
	Solasto Corp.	327,100	3,008,487
#	St-Care Holding Corp.	81,600	539,392
# *	Taiko Pharmaceutical Co. Ltd.	55,900	293,635
	Techno Medica Co. Ltd.	14,700	204,137
	Toho Holdings Co. Ltd.	298,300	4,664,233

The Japanese Small Company Series
CONTINUED
		Shares	Value»
HEALTH CARE — (Continued)
	Tokai Corp.	138,600	$2,177,709
	Torii Pharmaceutical Co. Ltd.	90,800	2,257,933
	Towa Pharmaceutical Co. Ltd.	173,300	4,250,627
#	Trans Genic, Inc.	51,100	186,817
	Tsumura & Co.	151,900	4,308,282
#	Value HR Co. Ltd.	46,400	976,138
	Vital KSK Holdings, Inc.	262,800	1,777,142
# *	Wakamoto Pharmaceutical Co. Ltd.	112,300	291,702
#	WIN-Partners Co. Ltd.	106,100	908,339
	ZERIA Pharmaceutical Co. Ltd.	11,200	187,293
TOTAL HEALTH CARE			137,556,428
INDUSTRIALS — (29.3%)
#	A&A Material Corp.	26,000	202,689
	Abist Co. Ltd.	8,200	206,652
	Advan Group Co. Ltd.	146,500	1,226,354
#	Aeon Delight Co. Ltd.	100,100	2,709,232
	Aica Kogyo Co. Ltd.	112,500	3,099,472
	Aichi Corp.	226,800	1,607,090
	Aida Engineering Ltd.	312,000	2,854,414
	Airtech Japan Ltd.	2,000	19,097
	AIT Corp.	8,100	103,230
	Ajis Co. Ltd.	28,900	658,403
	Alconix Corp.	143,100	1,673,525
	Alinco, Inc.	80,500	668,327
	Alps Logistics Co. Ltd.	111,600	969,218
	Altech Co. Ltd.	10,900	25,634
	Altech Corp.	112,570	1,768,807
	Anest Iwata Corp.	220,200	1,488,428
	Asahi Diamond Industrial Co. Ltd.	352,700	1,869,861
#	Asahi Kogyosha Co. Ltd.	25,700	638,840
	Asanuma Corp.	42,100	1,990,795
#	Asukanet Co. Ltd.	31,200	218,268
	Bando Chemical Industries Ltd.	213,500	1,623,279
	BeNext-Yumeshin Group Co.	40,896	557,881
#	Br Holdings Corp.	202,000	637,114
	Bunka Shutter Co. Ltd.	353,700	3,234,919
	Canare Electric Co. Ltd.	21,200	279,441
#	Careerlink Co. Ltd.	7,600	107,946
	Central Glass Co. Ltd.	219,600	4,074,295
#	Central Security Patrols Co. Ltd.	53,000	1,062,166
	Chilled & Frozen Logistics Holdings Co. Ltd.	98,500	1,180,884
*	Chiyoda Corp.	818,200	2,415,291
	Chiyoda Integre Co. Ltd.	71,700	1,146,694
	Chori Co. Ltd.	73,000	1,125,589
	Chudenko Corp.	190,900	3,526,099
#	Chugai Ro Co. Ltd.	37,600	528,679
#	Chuo Warehouse Co. Ltd.	21,000	179,196
	CKD Corp.	213,800	3,946,838
	CMC Corp.	30,200	324,799
	Comany, Inc.	4,700	52,497
	Cosel Co. Ltd.	162,700	1,163,025
	Creek & River Co. Ltd.	67,100	1,048,765
	CTI Engineering Co. Ltd.	73,300	1,530,604
	CTS Co. Ltd.	157,100	1,062,296
	Dai-Dan Co. Ltd.	90,900	1,788,401
#	Daido Kogyo Co. Ltd.	51,800	413,760
	Daihatsu Diesel Manufacturing Co. Ltd.	122,100	570,832
	Daihen Corp.	128,800	4,602,965

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
#	Daiho Corp.	91,600	$2,922,000
	Dai-Ichi Cutter Kogyo KK	46,300	561,585
	Daiichi Jitsugyo Co. Ltd.	53,100	1,936,706
	Daiichi Kensetsu Corp.	34,300	530,421
	Daiki Axis Co. Ltd.	41,900	247,509
*	Daiohs Corp.	22,100	191,901
	Daiseki Co. Ltd.	292,755	11,727,920
#	Daiseki Eco. Solution Co. Ltd.	37,559	386,749
	Daisue Construction Co. Ltd.	48,200	546,794
	Daiwa Industries Ltd.	206,500	2,033,353
	Denyo Co. Ltd.	96,400	1,418,326
	DMG Mori Co. Ltd.	728,000	11,551,758
	DMW Corp.	4,800	149,192
	Duskin Co. Ltd.	268,800	6,459,705
	Ebara Jitsugyo Co. Ltd.	70,200	1,322,517
#	Eidai Co. Ltd.	184,700	489,486
#	EJ Holdings, Inc.	28,300	286,719
	Endo Lighting Corp.	56,300	496,179
	en-japan, Inc.	159,400	3,841,878
#	Enshu Ltd.	26,199	137,298
	Envipro Holdings, Inc.	17,200	240,256
	ERI Holdings Co. Ltd.	14,100	141,221
# *	Escrow Agent Japan, Inc.	136,700	208,654
	F&M Co. Ltd.	44,400	683,616
# *	FDK Corp.	64,298	471,400
#	Forum Engineering, Inc.	16,900	125,252
	Freund Corp.	75,600	489,029
	Fudo Tetra Corp.	102,380	1,437,704
	Fuji Corp.	296,600	6,846,426
#	Fuji Die Co. Ltd.	55,300	301,654
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	40,443
*	Fujikura Ltd.	1,702,600	9,206,251
	Fujimak Corp.	12,600	77,680
	Fujisash Co. Ltd.	573,900	360,195
	Fujitec Co. Ltd.	264,100	6,281,481
	Fukuda Corp.	55,700	2,090,289
	Fukushima Galilei Co. Ltd.	82,900	3,044,251
	Fukuvi Chemical Industry Co. Ltd.	10,600	54,578
	Fukuyama Transporting Co. Ltd.	76,157	2,396,992
	FULLCAST Holdings Co. Ltd.	127,700	2,402,772
	Funai Soken Holdings, Inc.	247,470	5,128,721
	Furukawa Co. Ltd.	197,100	2,206,328
	Furukawa Electric Co. Ltd.	424,300	8,727,601
	Futaba Corp.	208,200	1,221,383
# *	G Three Holdings Corp.	61,200	159,892
	Gecoss Corp.	95,900	669,592
	Giken Ltd.	5,400	184,300
	Glory Ltd.	288,055	5,416,785
	gremz, Inc.	22,100	371,292
	GS Yuasa Corp.	382,983	8,193,479
	Hamakyorex Co. Ltd.	105,000	2,608,873
	Hanwa Co. Ltd.	229,100	6,291,622
#	Hashimoto Sogyo Holdings Co. Ltd.	4,070	68,878
	Hazama Ando Corp.	1,185,600	9,072,310
#	Helios Techno Holding Co. Ltd.	109,800	283,694
	Hibiya Engineering Ltd.	110,700	1,821,628
	Hirakawa Hewtech Corp.	70,800	696,875
	Hirano Tecseed Co. Ltd.	59,400	1,333,378
	Hirata Corp.	29,900	1,507,275

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Hisaka Works Ltd.	127,300	$920,723
	Hitachi Zosen Corp.	1,034,779	6,889,358
	Hito Communications Holdings, Inc.	43,900	791,859
	Hokuetsu Industries Co. Ltd.	139,500	1,112,615
#	Hokuriku Electrical Construction Co. Ltd.	89,040	620,371
	Hosokawa Micron Corp.	89,900	2,284,708
#	Howa Machinery Ltd.	65,100	440,986
#	Ichikawa Co. Ltd.	1,000	12,026
	Ichiken Co. Ltd.	33,600	544,517
#	Ichinen Holdings Co. Ltd.	125,100	1,389,889
	Idec Corp.	192,900	4,109,278
	Ihara Science Corp.	52,200	1,024,615
	Iino Kaiun Kaisha Ltd.	523,400	2,456,555
*	Impact HD, Inc.	20,500	482,784
	Imura Envelope Co., Inc.	13,700	94,307
	Inaba Denki Sangyo Co. Ltd.	325,200	7,536,237
#	Inaba Seisakusho Co. Ltd.	62,800	694,418
	Inabata & Co. Ltd.	293,700	4,425,554
	INFRONEER Holdings, Inc.	1,011,188	9,317,934
	Insource Co. Ltd.	138,750	2,218,472
#	Inui Global Logistics Co. Ltd.	67,580	1,369,747
	IR Japan Holdings Ltd.	41,300	1,839,231
	Iseki & Co. Ltd.	122,800	1,424,253
#	Ishii Iron Works Co. Ltd.	11,000	286,953
	Isolite Insulating Products Co. Ltd.	62,800	657,338
	Itoki Corp.	209,700	628,939
	Iwaki Co. Ltd.	56,100	490,841
	Iwasaki Electric Co. Ltd.	42,200	838,971
	JAC Recruitment Co. Ltd.	105,100	1,827,300
*	Jalux, Inc.	38,600	859,104
	Japan Elevator Service Holdings Co. Ltd.	355,100	5,115,628
#	Japan Foundation Engineering Co. Ltd.	122,400	634,256
	Japan Pulp & Paper Co. Ltd.	73,400	2,556,369
	Japan Steel Works Ltd.	163,900	5,448,769
	Japan Transcity Corp.	244,600	1,375,895
	JDC Corp.	62,000	286,704
	JGC Holdings Corp.	842,500	8,278,628
	JK Holdings Co. Ltd.	94,440	905,546
	Juki Corp.	174,000	1,171,973
	Kamei Corp.	150,100	1,310,480
	Kanaden Corp.	114,900	1,031,187
	Kanagawa Chuo Kotsu Co. Ltd.	42,800	1,238,297
	Kaname Kogyo Co. Ltd.	1,300	9,930
	Kanamoto Co. Ltd.	210,000	4,083,347
	Kandenko Co. Ltd.	629,700	4,685,337
	Kanematsu Corp.	506,325	5,507,997
	Katakura Industries Co. Ltd.	151,500	3,009,485
	Kato Works Co. Ltd.	61,000	437,154
	Kawada Technologies, Inc.	32,300	1,090,096
	Kawagishi Bridge Works Co. Ltd.	8,700	219,782
	Kawanishi Warehouse Co. Ltd.	1,700	15,927
	Kawasaki Kinkai Kisen Kaisha Ltd.	7,899	261,344
	Kawata Manufacturing Co. Ltd.	25,100	225,695
	Keihin Co. Ltd.	15,700	179,240
	KFC Ltd.	8,700	134,655
#	Kimura Chemical Plants Co. Ltd.	98,900	633,327
	Kimura Unity Co. Ltd.	23,500	272,821
	King Jim Co. Ltd.	54,800	421,146
#	Kinki Sharyo Co. Ltd.	16,599	145,527

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Kintetsu World Express, Inc.	240,800	$5,990,749
	Kitagawa Corp.	54,200	650,945
	Kitano Construction Corp.	24,872	458,634
	Kito Corp.	132,700	1,982,685
	Kitz Corp.	407,200	2,367,317
*	Kobe Electric Railway Co. Ltd.	37,299	1,033,221
	Koike Sanso Kogyo Co. Ltd.	13,400	240,313
	Kokusai Co. Ltd.	51,600	277,364
#	Kokusai Pulp & Paper Co. Ltd.	47,700	130,606
	Kokuyo Co. Ltd.	408,425	5,954,296
	KOMAIHALTEC, Inc.	20,300	411,354
	Komatsu Wall Industry Co. Ltd.	49,300	781,768
	Komori Corp.	302,500	1,814,206
	Kondotec, Inc.	114,200	1,022,936
	Konoike Transport Co. Ltd.	178,300	1,826,666
# *	Kosaido Holdings Co. Ltd.	133,100	872,770
	Kozo Keikaku Engineering, Inc.	21,200	450,012
#	KRS Corp.	75,600	569,443
	Kumagai Gumi Co. Ltd.	235,700	6,007,928
	Kyodo Printing Co. Ltd.	45,800	1,065,769
#	Kyokuto Boeki Kaisha Ltd.	33,000	746,978
	Kyokuto Kaihatsu Kogyo Co. Ltd.	205,600	2,619,055
	Kyoritsu Printing Co. Ltd.	179,200	221,416
	Kyudenko Corp.	145,000	3,708,746
	LIKE, Inc.	68,700	1,087,803
	Link & Motivation, Inc.	234,300	927,454
	Lonseal Corp.	13,900	178,318
	Mabuchi Motor Co. Ltd.	210,100	6,614,923
#	Maezawa Industries, Inc.	49,000	271,653
#	Maezawa Kasei Industries Co. Ltd.	85,100	926,004
	Maezawa Kyuso Industries Co. Ltd.	122,700	1,050,992
	Makino Milling Machine Co. Ltd.	153,400	5,299,237
*	Management Solutions Co. Ltd.	35,700	974,299
	Marufuji Sheet Piling Co. Ltd.	11,800	202,370
#	MARUKA FURUSATO Corp.	114,407	2,112,548
	Marumae Co. Ltd.	31,900	693,212
#	Maruwa Unyu Kikan Co. Ltd.	121,100	1,382,194
	Maruyama Manufacturing Co., Inc.	18,800	247,816
	Maruzen Co. Ltd.	65,800	1,212,978
	Maruzen Showa Unyu Co. Ltd.	81,800	2,270,631
#	Matching Service Japan Co. Ltd.	52,000	389,684
	Matsuda Sangyo Co. Ltd.	82,782	1,698,058
#	Matsui Construction Co. Ltd.	125,500	772,202
	Max Co. Ltd.	164,900	2,629,508
	Meidensha Corp.	224,410	4,756,121
	Meiho Facility Works Ltd.	36,100	248,349
	Meiji Electric Industries Co. Ltd.	52,500	577,988
#	Meiji Shipping Co. Ltd.	94,000	580,057
	Meisei Industrial Co. Ltd.	227,500	1,394,482
	Meitec Corp.	163,300	9,566,867
#	Meiwa Corp.	145,600	1,378,878
	Mesco, Inc.	29,800	341,866
#	MetaReal Corp.	22,800	201,776
	METAWATER Co. Ltd.	162,600	2,883,998
	Midac Holdings Co. Ltd.	17,900	419,909
	Mie Kotsu Group Holdings, Inc.	346,700	1,407,925
	Mirai Industry Co. Ltd.	4,600	62,741
	Mirait Holdings Corp.	595,335	9,883,662
	Mitani Corp.	294,600	4,976,865

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
#	Mitani Sangyo Co. Ltd.	145,000	$388,059
#	Mitsubishi Kakoki Kaisha Ltd.	39,700	745,064
	Mitsubishi Logisnext Co. Ltd.	186,600	1,620,877
	Mitsubishi Logistics Corp.	136,000	3,282,849
	Mitsubishi Pencil Co. Ltd.	123,400	1,287,715
	Mitsuboshi Belting Ltd.	150,300	2,771,455
# *	Mitsui E&S Holdings Co. Ltd.	408,581	1,243,968
#	Mitsui Matsushima Holdings Co. Ltd.	77,400	1,190,214
	Mitsui-Soko Holdings Co. Ltd.	128,400	2,674,645
	Mitsumura Printing Co. Ltd.	6,300	77,201
	Miyaji Engineering Group, Inc.	37,517	1,041,470
	Mori-Gumi Co. Ltd.	69,500	181,939
	Morita Holdings Corp.	209,700	2,324,045
	Musashi Co. Ltd.	5,000	76,138
#	NAC Co. Ltd.	61,300	511,848
	Nachi-Fujikoshi Corp.	93,600	3,497,072
	Nadex Co. Ltd.	40,600	254,779
	Nagase & Co. Ltd.	578,600	9,241,800
	Naigai Trans Line Ltd.	41,700	676,405
#	Nakabayashi Co. Ltd.	113,400	505,593
	Nakakita Seisakusho Co. Ltd.	3,700	73,449
#	Nakamoto Packs Co. Ltd.	33,300	498,107
*	Nakamura Choukou Co. Ltd.	6,600	29,159
	Nakanishi Manufacturing Co. Ltd.	5,700	63,268
#	Nakano Corp.	107,000	311,942
# *	Namura Shipbuilding Co. Ltd.	256,428	439,407
	Nankai Electric Railway Co. Ltd.	341,300	6,776,092
	Narasaki Sangyo Co. Ltd.	25,400	461,945
	Nice Corp.	35,200	538,077
	Nichias Corp.	386,200	8,767,072
#	Nichiban Co. Ltd.	68,100	1,046,160
	Nichiden Corp.	98,100	1,877,934
	Nichiha Corp.	165,280	4,085,967
	Nichireki Co. Ltd.	155,400	1,722,958
	Nihon Dengi Co. Ltd.	30,800	1,067,575
	Nihon Flush Co. Ltd.	122,000	1,117,985
#	Nikkato Corp.	53,000	298,793
#	Nikkiso Co. Ltd.	316,800	2,337,515
#	Nikko Co. Ltd.	168,400	903,546
	Nikkon Holdings Co. Ltd.	384,000	7,233,803
	Nippi, Inc.	11,900	369,961
#	Nippon Air Conditioning Services Co. Ltd.	189,000	1,272,773
	Nippon Aqua Co. Ltd.	55,400	315,317
	Nippon Carbon Co. Ltd.	66,200	2,303,945
	Nippon Concept Corp.	37,700	427,982
	Nippon Densetsu Kogyo Co. Ltd.	226,500	2,942,310
	Nippon Dry-Chemical Co. Ltd.	11,300	174,185
	Nippon Filcon Co. Ltd.	15,700	68,786
	Nippon Hume Corp.	137,300	831,951
	Nippon Kanzai Co. Ltd.	15,200	373,435
	Nippon Koei Co. Ltd.	80,300	2,085,170
#	Nippon Parking Development Co. Ltd.	1,350,400	1,592,834
	Nippon Rietec Co. Ltd.	25,300	303,366
	Nippon Road Co. Ltd.	44,200	3,220,165
#	Nippon Seisen Co. Ltd.	14,800	581,867
	Nippon Sharyo Ltd.	40,299	699,049
*	Nippon Sheet Glass Co. Ltd.	401,000	1,762,869
	Nippon Steel Trading Corp.	96,960	4,376,471
	Nippon Thompson Co. Ltd.	356,500	1,904,366

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Nippon Tungsten Co. Ltd.	6,699	$128,505
	Nishimatsu Construction Co. Ltd.	321,400	10,674,950
	Nishi-Nippon Railroad Co. Ltd.	209,700	4,690,280
	Nishio Rent All Co. Ltd.	123,800	3,032,971
	Nissei ASB Machine Co. Ltd.	51,100	1,378,309
	Nissei Plastic Industrial Co. Ltd.	108,200	975,372
	Nisshinbo Holdings, Inc.	956,780	7,970,310
	Nissin Corp.	92,500	1,279,388
	Nissin Electric Co. Ltd.	329,100	4,151,532
	Nisso Corp.	66,800	459,261
	Nitta Corp.	128,900	3,158,637
	Nitto Boseki Co. Ltd.	57,500	1,372,197
	Nitto Kogyo Corp.	169,300	2,277,548
	Nitto Kohki Co. Ltd.	69,900	1,011,456
	Nitto Seiko Co. Ltd.	189,000	872,427
	Nittoc Construction Co. Ltd.	121,600	695,097
	NJS Co. Ltd.	36,800	634,187
	Noda Corp.	120,700	1,030,982
	Nomura Co. Ltd.	210,500	1,685,647
#	Nomura Micro Science Co. Ltd.	39,900	1,469,848
	Noritake Co. Ltd.	59,600	2,385,033
	Noritsu Koki Co. Ltd.	123,200	2,213,296
	Noritz Corp.	180,400	2,652,955
	NS Tool Co. Ltd.	105,300	1,301,494
	NS United Kaiun Kaisha Ltd.	69,400	1,846,510
*	NTN Corp.	2,686,900	5,419,148
#	Obara Group, Inc.	74,200	2,150,469
	Ochi Holdings Co. Ltd.	8,900	102,659
	Odawara Engineering Co. Ltd.	9,900	201,246
#	Ohba Co. Ltd.	76,500	490,663
	Ohmoto Gumi Co. Ltd.	4,100	216,022
	Oiles Corp.	143,970	2,015,886
	Okabe Co. Ltd.	242,700	1,568,865
#	Okada Aiyon Corp.	42,800	538,429
	Okamoto Machine Tool Works Ltd.	25,299	921,314
	Okamura Corp.	376,300	3,978,285
	OKUMA Corp.	151,100	6,591,488
	Okumura Corp.	193,880	5,535,134
	Onoken Co. Ltd.	109,400	1,566,424
	Organo Corp.	43,400	3,173,780
#	Oriental Consultants Holdings Co. Ltd.	6,100	164,194
*	Oriental Shiraishi Corp.	764,000	1,591,762
	Origin Co. Ltd.	27,600	298,786
	OSG Corp.	511,900	9,012,136
	Outsourcing, Inc.	715,000	8,282,632
	Oyo Corp.	128,000	2,355,156
	Paraca, Inc.	35,900	498,357
*	Park24 Co. Ltd.	233,700	3,535,232
	Parker Corp.	34,000	153,060
#	Pasco Corp.	11,200	127,636
	Pasona Group, Inc.	145,800	3,224,161
	Pegasus Sewing Machine Manufacturing Co. Ltd.	139,900	635,285
	Penta-Ocean Construction Co. Ltd.	1,669,600	9,271,672
	People Dreams & Technologies Group Co. Ltd.	22,100	345,631
	Phil Co., Inc.	7,100	64,421
	Pilot Corp.	113,500	4,042,567
	Prestige International, Inc.	654,700	4,161,352
	Pronexus, Inc.	104,900	1,001,332
*	Prored Partners Co. Ltd.	23,300	166,645

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	PS Mitsubishi Construction Co. Ltd.	205,700	$1,085,013
	Punch Industry Co. Ltd.	88,700	382,077
	Quick Co. Ltd.	76,100	863,180
	Raito Kogyo Co. Ltd.	293,100	4,784,546
	Raiznext Corp.	275,700	2,771,275
#	Rasa Corp.	63,200	530,265
	Rheon Automatic Machinery Co. Ltd.	120,500	1,104,445
#	Rix Corp.	17,300	226,558
	Ryobi Ltd.	159,740	1,520,498
	S LINE Co. Ltd.	23,800	184,321
	Sakai Heavy Industries Ltd.	23,300	553,188
	Sakai Moving Service Co. Ltd.	72,100	2,758,238
# *	Sanix, Inc.	146,200	225,648
	Sanki Engineering Co. Ltd.	272,000	3,360,043
	Sanko Gosei Ltd.	134,300	417,356
	Sanko Metal Industrial Co. Ltd.	16,200	354,719
#	Sankyo Tateyama, Inc.	133,774	727,483
	Sansei Technologies, Inc.	64,500	417,097
	Sansha Electric Manufacturing Co. Ltd.	64,300	467,907
	Sanyo Denki Co. Ltd.	53,600	2,499,172
	Sanyo Engineering & Construction, Inc.	60,200	352,038
	Sanyo Industries Ltd.	9,900	156,639
	Sanyo Trading Co. Ltd.	138,600	1,200,937
	Sata Construction Co. Ltd.	89,399	364,533
	Sato Holdings Corp.	179,300	3,162,125
	Sato Shoji Corp.	86,800	841,411
	Sawafuji Electric Co. Ltd.	1,900	24,739
	SBS Holdings, Inc.	119,400	3,682,922
#	SEC Carbon Ltd.	10,900	491,332
	Seibu Electric & Machinery Co. Ltd.	10,300	126,812
	Seika Corp.	57,600	778,127
	Seikitokyu Kogyo Co. Ltd.	187,330	1,327,909
	Seiko Electric Co. Ltd.	4,900	43,176
	Seino Holdings Co. Ltd.	238,800	2,369,244
	Seiwa Electric Manufacturing Co. Ltd.	1,700	8,743
	Sekisui Jushi Corp.	203,900	3,602,295
	Senko Group Holdings Co. Ltd.	711,400	5,712,499
	Senshu Electric Co. Ltd.	44,200	2,356,474
	Shibaura Machine Co. Ltd.	132,500	3,815,358
	Shibusawa Warehouse Co. Ltd.	59,900	1,116,249
	Shibuya Corp.	94,600	2,097,417
	Shima Seiki Manufacturing Ltd.	170,400	2,577,640
	Shin Maint Holdings Co. Ltd.	14,600	129,835
	Shin Nippon Air Technologies Co. Ltd.	88,380	1,575,107
	Shin-Keisei Electric Railway Co. Ltd.	39,399	689,159
	Shinki Bus Co. Ltd.	1,900	52,706
	Shinmaywa Industries Ltd.	385,800	2,963,732
	Shinnihon Corp.	166,700	1,089,900
	Shinsho Corp.	31,100	961,931
	Shinwa Co. Ltd.	62,300	1,096,887
	Shinwa Co. Ltd.	24,800	178,790
	SHO-BOND Holdings Co. Ltd.	117,500	5,145,356
	SIGMAXYZ Holdings Inc.	110,000	2,099,150
	Sinfonia Technology Co. Ltd.	137,100	1,444,647
	Sinko Industries Ltd.	125,400	1,994,905
	Sintokogio Ltd.	276,100	1,663,242
#	Soda Nikka Co. Ltd.	105,700	770,277
	Sodick Co. Ltd.	291,300	2,031,681
*	Sotetsu Holdings, Inc.	58,800	1,082,722

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
#	Space Co. Ltd.	96,562	$734,941
	S-Pool, Inc.	365,400	3,331,360
	Star Micronics Co. Ltd.	228,600	2,899,061
	Studio Alice Co. Ltd.	56,600	1,061,421
#	Subaru Enterprise Co. Ltd.	6,300	436,802
	Sugimoto & Co. Ltd.	62,500	1,182,010
#	Sumiseki Holdings, Inc.	320,200	390,332
	Sumitomo Densetsu Co. Ltd.	111,200	2,026,959
	Sumitomo Mitsui Construction Co. Ltd.	986,540	3,727,766
# *	Sumitomo Precision Products Co. Ltd.	19,384	310,520
	Sumitomo Warehouse Co. Ltd.	362,700	6,513,417
	Suzumo Machinery Co. Ltd.	2,200	28,776
#	SWCC Showa Holdings Co. Ltd.	136,600	2,148,667
#	Tacmina Corp.	14,700	141,676
	Tadano Ltd.	702,900	6,148,035
	Taihei Dengyo Kaisha Ltd.	91,600	2,168,068
	Taiheiyo Kouhatsu, Inc.	43,500	244,451
	Taikisha Ltd.	161,000	4,026,114
	Taisei Oncho Co. Ltd.	14,900	247,191
#	Takadakiko Co. Ltd.	7,500	186,598
	Takamatsu Construction Group Co. Ltd.	106,800	1,850,576
	Takamatsu Machinery Co. Ltd.	41,800	262,610
	Takamiya Co. Ltd.	137,800	486,695
	Takano Co. Ltd.	53,000	303,215
	Takaoka Toko Co. Ltd.	67,120	824,719
#	Takara & Co. Ltd.	43,755	689,009
	Takara Standard Co. Ltd.	202,100	2,406,094
	Takasago Thermal Engineering Co. Ltd.	297,900	4,980,508
#	Takashima & Co. Ltd.	25,200	525,777
	Takeuchi Manufacturing Co. Ltd.	226,400	5,658,775
	Takigami Steel Construction Co. Ltd.	5,300	269,191
	Takisawa Machine Tool Co. Ltd.	41,700	431,040
	Takuma Co. Ltd.	173,200	2,214,969
	Tanabe Consulting Co. Ltd.	2,400	13,374
	Tanabe Engineering Corp.	39,500	307,985
#	Tanseisha Co. Ltd.	251,749	1,580,364
	Tatsuta Electric Wire & Cable Co. Ltd.	246,800	983,309
	TECHNO ASSOCIE Co. Ltd.	50,100	527,815
	Techno Ryowa Ltd.	68,690	533,403
	Techno Smart Corp.	49,500	527,792
	Teikoku Electric Manufacturing Co. Ltd.	108,900	1,251,955
#	Teikoku Sen-I Co. Ltd.	113,000	1,969,997
	Tekken Corp.	84,200	1,326,145
	Tenox Corp.	22,500	159,215
	Teraoka Seisakusho Co. Ltd.	55,700	177,082
	Terasaki Electric Co. Ltd.	25,500	236,394
#	Toa Corp.	96,400	2,039,189
	TOA ROAD Corp.	25,800	1,122,001
	Toba, Inc.	9,800	231,220
	Tobishima Corp.	123,770	1,127,806
	Tocalo Co. Ltd.	387,300	4,706,502
	Toda Corp.	619,800	4,004,028
	Toenec Corp.	54,400	1,507,949
	Togami Electric Manufacturing Co. Ltd.	17,800	269,068
	TOKAI Holdings Corp.	651,000	4,988,131
	Tokai Lease Co. Ltd.	18,800	259,785
	Tokyo Energy & Systems, Inc.	144,700	1,177,589
#	Tokyo Keiki, Inc.	73,822	650,944
	Tokyo Sangyo Co. Ltd.	129,200	812,265

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Tokyu Construction Co. Ltd.	543,800	$3,338,289
	Toli Corp.	282,400	529,916
#	Tomoe Corp.	155,100	664,913
	Tomoe Engineering Co. Ltd.	49,100	911,895
	Tonami Holdings Co. Ltd.	37,500	1,219,963
	Torishima Pump Manufacturing Co. Ltd.	121,400	980,175
	TORQ, Inc.	7,900	13,978
#	Totech Corp.	49,200	1,043,980
	Totetsu Kogyo Co. Ltd.	157,400	3,358,899
#	Totoku Electric Co. Ltd.	17,700	440,292
	Toyo Construction Co. Ltd.	492,600	2,455,540
#	Toyo Denki Seizo KK	36,550	313,646
# *	Toyo Engineering Corp.	200,778	1,156,800
#	Toyo Logistics Co. Ltd.	85,100	233,504
	Toyo Machinery & Metal Co. Ltd.	100,000	506,435
	Toyo Tanso Co. Ltd.	80,600	2,072,439
#	Toyo Wharf & Warehouse Co. Ltd.	36,000	448,691
	Trancom Co. Ltd.	48,800	3,465,098
	TRE Holdings Corp.	217,012	2,738,787
	Trinity Industrial Corp.	36,000	249,048
	Trusco Nakayama Corp.	213,300	4,539,430
	Tsubaki Nakashima Co. Ltd.	270,600	3,353,093
	Tsubakimoto Chain Co.	168,240	4,711,557
	Tsubakimoto Kogyo Co. Ltd.	28,400	1,062,197
*	Tsudakoma Corp.	298	1,514
	Tsugami Corp.	285,300	3,311,572
	Tsukishima Kikai Co. Ltd.	167,800	1,598,755
	Tsurumi Manufacturing Co. Ltd.	118,200	1,754,847
	Ueki Corp.	60,800	754,969
	Union Tool Co.	46,300	1,500,560
	UPR Corp.	6,000	124,614
	Ushio, Inc.	622,400	9,672,354
	UT Group Co. Ltd.	186,300	5,338,380
# *	VisasQ, Inc.	17,700	640,335
	Waida Manufacturing Co. Ltd.	5,100	43,200
#	Wakachiku Construction Co. Ltd.	76,000	1,109,556
	Wakita & Co. Ltd.	240,100	2,118,515
#	WDB Holdings Co. Ltd.	64,600	1,522,004
	Weathernews, Inc.	36,500	2,488,427
	Welbe, Inc.	59,100	626,543
	Will Group, Inc.	98,000	1,055,154
	World Holdings Co. Ltd.	50,700	1,024,145
	Yahagi Construction Co. Ltd.	172,600	1,149,268
	YAMABIKO Corp.	226,728	2,067,756
	YAMADA Consulting Group Co. Ltd.	72,700	693,378
	Yamashina Corp.	245,700	154,191
	Yamato Corp.	108,400	659,415
#	Yamaura Corp.	12,700	107,809
	Yamazen Corp.	372,600	3,241,541
	Yasuda Logistics Corp.	100,700	842,871
	Yokogawa Bridge Holdings Corp.	208,500	3,894,802
	Yondenko Corp.	54,120	781,876
	Yuasa Trading Co. Ltd.	106,900	2,705,306
	Yuken Kogyo Co. Ltd.	20,500	307,442
	Yurtec Corp.	259,400	1,546,530
	Yushin Precision Equipment Co. Ltd.	29,800	182,503
	Zaoh Co. Ltd.	25,900	415,285
#	Zenitaka Corp.	19,200	668,068

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Zuiko Corp.	94,600	$649,780
TOTAL INDUSTRIALS			935,312,475
INFORMATION TECHNOLOGY — (14.7%)
	A&D Co. Ltd.	129,500	1,108,080
*	Access Co. Ltd.	117,000	587,236
	Ad-sol Nissin Corp.	47,200	649,363
	Adtec Plasma Technology Co. Ltd.	25,000	514,553
*	Advanced Media, Inc.	50,600	252,435
#	AGS Corp.	13,000	94,381
	Ai Holdings Corp.	246,900	3,826,454
# *	AI inside, Inc.	3,900	151,626
	Aichi Tokei Denki Co. Ltd.	54,600	871,785
	Aiphone Co. Ltd.	66,800	1,267,815
*	Allied Telesis Holdings KK	159,400	122,699
	Alpha Systems, Inc.	44,020	1,389,463
	Alps Alpine Co. Ltd.	1,039,300	11,335,093
	Amano Corp.	216,000	4,332,832
#	Anritsu Corp.	643,400	8,884,648
	AOI Electronics Co. Ltd.	27,700	534,453
	Argo Graphics, Inc.	105,300	2,875,212
	Arisawa Manufacturing Co. Ltd.	212,200	1,844,760
	Artiza Networks, Inc.	9,300	88,288
#	ArtSpark Holdings, Inc.	206,000	1,284,927
	Asahi Intelligence Service Co. Ltd.	1,300	14,150
#	Ascentech KK	32,000	197,453
	Asteria Corp.	54,900	424,089
#	Atled Corp.	15,700	282,706
#	Avant Corp.	123,900	1,098,846
#	Axell Corp.	34,400	341,624
	Base Co. Ltd.	6,400	228,682
	Bell System24 Holdings, Inc.	218,600	2,699,669
*	BrainPad, Inc.	74,700	729,275
#	Broadband Tower, Inc.	105,600	165,671
	Broadleaf Co. Ltd.	591,000	1,803,913
	Business Brain Showa-Ota, Inc.	36,400	623,461
#	Business Engineering Corp.	1,800	54,441
	CAC Holdings Corp.	75,200	865,481
	Canon Electronics, Inc.	128,500	1,817,286
#	CDS Co. Ltd.	15,500	215,266
#	Chino Corp.	45,000	645,079
	Citizen Watch Co. Ltd.	1,771,000	7,580,629
*	CMK Corp.	278,600	1,379,255
#	Computer Engineering & Consulting Ltd.	170,100	1,590,218
	Computer Institute of Japan Ltd.	94,700	658,401
	Comture Corp.	143,900	3,511,064
	CONEXIO Corp.	98,700	1,191,372
#	Core Corp.	45,800	608,522
#	Cresco Ltd.	86,500	1,343,039
#	Cube System, Inc.	60,600	490,618
	Cyber Com Co. Ltd.	10,600	100,202
#	Cyberlinks Co. Ltd.	28,400	214,945
	Cybernet Systems Co. Ltd.	81,500	454,971
	Cybozu, Inc.	150,100	1,861,982
	Daiko Denshi Tsushin Ltd.	30,600	111,848
	Daishinku Corp.	160,896	1,774,387
	Daitron Co. Ltd.	55,600	964,308
	Daiwabo Holdings Co. Ltd.	582,700	8,331,192
	Dawn Corp.	4,000	57,373

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Densan System Holdings Co. Ltd.	41,000	$928,632
	Dexerials Corp.	376,400	10,350,123
	Digital Arts, Inc.	75,200	4,430,610
	Digital Garage, Inc.	150,100	5,310,200
	Digital Hearts Holdings Co. Ltd.	74,800	1,126,927
	Digital Information Technologies Corp.	57,500	593,863
	DKK Co. Ltd.	63,400	1,286,528
#	DKK-Toa Corp.	31,400	247,194
	Double Standard, Inc.	34,200	723,040
	DTS Corp.	257,200	5,488,419
	Ebase Co. Ltd.	99,600	442,702
	E-Guardian, Inc.	62,600	1,538,591
	Eizo Corp.	101,500	3,491,052
	Elecom Co. Ltd.	221,100	2,676,040
	Elematec Corp.	118,242	1,074,303
	Enomoto Co. Ltd.	30,200	456,315
	Enplas Corp.	50,600	1,283,402
	ESPEC Corp.	117,700	2,090,903
	Fenwal Controls of Japan Ltd.	20,500	267,578
#	Ferrotec Holdings Corp.	232,000	5,789,484
*	FFRI Security, Inc.	14,000	123,074
	Fixstars Corp.	97,100	622,725
#	Focus Systems Corp.	53,700	427,134
	Forval Corp.	51,100	396,228
	FTGroup Co. Ltd.	51,000	520,336
	Fuji Soft, Inc.	121,000	5,069,283
	Fukui Computer Holdings, Inc.	55,200	1,439,397
	Furuno Electric Co. Ltd.	157,500	1,382,667
#	Furuya Metal Co. Ltd.	13,900	1,229,324
	Future Corp.	306,300	3,929,760
	Future Innovation Group, Inc.	11,900	28,623
#	Gig Works, Inc.	40,000	139,479
	GL Sciences, Inc.	44,500	1,075,915
	Glosel Co. Ltd.	113,200	427,386
	GMO Financial Gate, Inc.	5,700	748,597
	GMO GlobalSign Holdings KK	34,100	997,160
	GMO Pepabo, Inc.	7,300	139,301
	Hagiwara Electric Holdings Co. Ltd.	48,300	827,229
	Hakuto Co. Ltd.	84,900	1,887,231
*	Hennge KK	13,200	146,803
	Himacs Ltd.	960	9,792
	Hioki EE Corp.	64,000	3,718,188
	Hochiki Corp.	91,500	955,250
	Hokuriku Electric Industry Co. Ltd.	33,197	369,603
#	Honda Tsushin Kogyo Co. Ltd.	110,100	396,890
	Horiba Ltd.	1,100	59,209
	Hosiden Corp.	329,800	3,291,134
*	Hotto Link, Inc.	55,800	353,428
# *	HPC Systems, Inc.	17,700	313,634
	Icom, Inc.	55,500	1,135,889
#	ID Holdings Corp.	76,250	557,189
	Ikegami Tsushinki Co. Ltd.	32,799	185,102
	I'll, Inc.	23,800	260,645
	Ines Corp.	125,400	1,635,296
#	I-Net Corp.	76,490	860,256
	Infocom Corp.	145,400	2,317,017
	Infomart Corp.	795,000	4,620,523
	Information Services International-Dentsu Ltd.	144,100	4,492,454
	Innotech Corp.	98,600	1,229,057

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Intelligent Wave, Inc.	46,700	$211,263
	Inter Action Corp.	58,500	992,916
	I-O Data Device, Inc.	50,700	334,893
	I-PEX, Inc.	72,100	1,082,468
	Iriso Electronics Co. Ltd.	131,700	5,347,530
#	ISB Corp.	50,400	401,914
# *	ITbook Holdings Co. Ltd.	60,900	192,928
	Itfor, Inc.	172,600	1,130,459
	Iwatsu Electric Co. Ltd.	54,900	393,758
	Japan Aviation Electronics Industry Ltd.	314,700	5,029,560
*	Japan Cash Machine Co. Ltd.	141,800	782,443
*	Japan Display, Inc.	207,900	67,191
	Japan Electronic Materials Corp.	61,600	1,357,416
	Japan Material Co. Ltd.	435,800	6,369,613
#	Japan System Techniques Co. Ltd.	13,800	257,933
#	Jastec Co. Ltd.	72,900	656,859
#	JBCC Holdings, Inc.	93,400	1,309,203
	JFE Systems, Inc.	8,700	158,430
*	JIG-SAW, Inc.	17,300	764,466
	Kaga Electronics Co. Ltd.	111,000	2,875,863
	Kanematsu Electronics Ltd.	78,500	2,589,685
	KEL Corp.	27,900	277,096
	Koa Corp.	198,800	2,530,285
	Konica Minolta, Inc.	1,875,100	7,904,315
	KSK Co. Ltd.	3,000	59,499
	Kyoden Co. Ltd.	116,100	626,197
	Kyosan Electric Manufacturing Co. Ltd.	261,000	963,033
	Kyowa Electronic Instruments Co. Ltd.	129,800	427,809
	LAC Co. Ltd.	100,100	640,442
	Macnica Fuji Electronics Holdings, Inc.	342,150	7,570,063
#	Marubun Corp.	112,200	728,156
	Maruwa Co. Ltd.	59,700	7,854,832
	Maxell Ltd.	305,000	3,271,345
	MCJ Co. Ltd.	432,800	3,715,650
	Megachips Corp.	113,300	4,130,312
	Meiko Electronics Co. Ltd.	134,500	4,644,629
	Melco Holdings, Inc.	35,600	1,129,349
	Micronics Japan Co. Ltd.	128,500	1,772,748
	MIMAKI ENGINEERING Co. LTD.	113,200	784,811
	Mimasu Semiconductor Industry Co. Ltd.	114,381	2,457,838
#	Miraial Co. Ltd.	42,100	566,875
	Miroku Jyoho Service Co. Ltd.	112,800	1,180,445
	Mitachi Co. Ltd.	7,900	63,464
	Mitsubishi Research Institute, Inc.	50,700	1,648,932
	m-up Holdings, Inc.	141,200	983,565
#	Mutoh Holdings Co. Ltd.	9,300	164,511
	Nagano Keiki Co. Ltd.	88,600	1,026,296
	Naigai Tec Corp.	7,900	217,556
	Nakayo, Inc.	73,100	726,276
	NEC Networks & System Integration Corp.	98,200	1,417,052
	NET One Systems Co. Ltd.	112,000	2,658,522
#	NF Holdings Corp.	25,900	259,920
	Nichicon Corp.	313,500	3,284,763
*	Nihon Dempa Kogyo Co. Ltd.	78,800	901,002
	Nihon Denkei Co. Ltd.	43,300	493,108
*	Nippon Chemi-Con Corp.	125,300	1,779,983
	Nippon Computer Dynamics Co. Ltd.	36,200	204,325
	Nippon Electric Glass Co. Ltd.	500,736	12,508,545
#	Nippon Information Development Co. Ltd.	12,600	160,971

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Nippon Kodoshi Corp.	51,600	$1,097,241
	Nippon Signal Co. Ltd.	295,800	2,304,609
	Nippon Systemware Co. Ltd.	48,600	850,122
	Nissha Co. Ltd.	245,700	3,128,096
	Nohmi Bosai Ltd.	145,100	2,669,468
	NSD Co. Ltd.	495,760	8,467,514
	Ohara, Inc.	48,700	459,301
	Ohizumi Manufacturing Co. Ltd.	22,800	151,103
	Okaya Electric Industries Co. Ltd.	77,800	212,718
	Oki Electric Industry Co. Ltd.	520,900	3,984,584
	ONO Sokki Co. Ltd.	32,200	137,014
	Optex Group Co. Ltd.	169,820	2,263,848
*	Optim Corp.	76,200	646,018
	Optorun Co. Ltd.	128,700	2,632,268
	Oro Co. Ltd.	31,300	649,614
	Osaki Electric Co. Ltd.	281,800	1,130,275
	Oval Corp.	35,600	78,744
#	PCA Corp.	35,400	489,698
	PCI Holdings, Inc.	45,300	392,692
	Pipedo HD, Inc.	10,100	215,250
	Poletowin Pitcrew Holdings, Inc.	202,800	1,663,435
	Pro-Ship, Inc.	51,100	603,498
	Relia, Inc.	245,600	2,075,854
	Restar Holdings Corp.	112,300	1,910,733
*	Ricksoft Co. Ltd.	2,000	26,839
	Riken Keiki Co. Ltd.	89,400	4,277,217
	Riso Kagaku Corp.	87,400	1,567,590
#	River Eletec Corp.	35,300	316,790
	Roland DG Corp.	82,600	1,956,626
	Rorze Corp.	68,900	6,510,601
	Ryoden Corp.	95,700	1,433,000
	Ryosan Co. Ltd.	132,200	2,619,497
	Saison Information Systems Co. Ltd.	27,400	468,698
	Sakura Internet, Inc.	131,700	576,587
	Sanken Electric Co. Ltd.	89,100	3,884,533
	Sanshin Electronics Co. Ltd.	76,000	992,217
	Satori Electric Co. Ltd.	79,180	638,354
	Saxa Holdings, Inc.	30,600	345,978
	SB Technology Corp.	65,000	1,351,728
#	Scala, Inc.	102,100	588,565
	Segue Group Co. Ltd.	1,900	9,770
#	Seikoh Giken Co. Ltd.	23,900	347,036
#	SEMITEC Corp.	8,000	718,480
#	SERAKU Co. Ltd.	24,700	256,719
#	Shibaura Electronics Co. Ltd.	45,000	2,626,266
	Shibaura Mechatronics Corp.	23,100	1,715,488
*	Shindengen Electric Manufacturing Co. Ltd.	48,500	1,429,154
	Shinko Shoji Co. Ltd.	240,500	1,877,617
#	Shizuki Electric Co., Inc.	121,600	556,172
	Showa Shinku Co. Ltd.	24,400	320,773
#	Sigma Koki Co. Ltd.	28,900	397,980
	Siix Corp.	193,700	2,208,093
	SK-Electronics Co. Ltd.	49,000	400,887
*	Smaregi, Inc.	10,600	164,603
	SMK Corp.	29,199	546,068
#	Softcreate Holdings Corp.	48,200	1,531,758
	Soliton Systems KK	54,100	602,690
	Solxyz Co. Ltd.	41,000	147,014
	Soshin Electric Co. Ltd.	18,200	99,711

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
# *	Speee, Inc.	3,600	$137,986
	SRA Holdings	70,400	1,747,099
	Sumida Corp.	184,249	1,617,803
# *	Sun*, Inc.	19,500	269,128
	Sun-Wa Technos Corp.	76,800	878,961
	Suzuden Corp.	3,400	56,458
	Suzuki Co. Ltd.	73,200	549,786
	System D, Inc.	1,100	11,124
#	System Information Co. Ltd.	54,800	434,667
	System Research Co. Ltd.	29,800	455,224
	System Support, Inc.	19,300	161,040
#	Systems Engineering Consultants Co. Ltd.	6,600	124,669
	Systena Corp.	1,460,000	4,495,181
	Tachibana Eletech Co. Ltd.	105,360	1,431,540
#	Takachiho Koheki Co. Ltd.	40,900	552,699
#	TAKEBISHI Corp.	52,200	657,780
#	Tamagawa Holdings Co. Ltd.	7,500	55,801
#	Tamura Corp.	444,000	2,523,345
	Tazmo Co. Ltd.	5,600	65,538
	TDC Soft, Inc.	93,400	856,023
	TechMatrix Corp.	246,900	3,515,239
#	Techno Horizon Co. Ltd.	56,700	342,542
#	Tecnos Japan, Inc.	46,100	192,871
#	Teikoku Tsushin Kogyo Co. Ltd.	51,500	600,365
	Terilogy Co. Ltd.	25,800	80,791
#	TESEC Corp.	22,600	384,573
	TKC Corp.	186,500	4,900,851
	Tobila Systems, Inc.	1,600	11,931
	Toho System Science Co. Ltd.	2,700	22,501
	Tokyo Electron Device Ltd.	45,100	2,173,756
	Tokyo Seimitsu Co. Ltd.	253,800	10,765,276
#	Tomen Devices Corp.	17,800	1,068,150
	Topcon Corp.	684,300	9,287,774
	Torex Semiconductor Ltd.	52,900	1,239,397
	Toshiba TEC Corp.	88,800	3,345,915
	Toukei Computer Co. Ltd.	6,210	255,054
#	Towa Corp.	142,500	3,222,979
	Toyo Corp.	149,600	1,365,037
	Transcosmos, Inc.	91,400	2,329,442
#	Tri Chemical Laboratories, Inc.	154,500	4,180,531
	Tsuzuki Denki Co. Ltd.	42,800	619,338
	Ubicom Holdings, Inc.	29,000	554,464
	Uchida Yoko Co. Ltd.	50,500	1,999,545
	ULS Group, Inc.	9,900	319,449
	Uniden Holdings Corp.	38,400	1,134,643
	UNITED, Inc.	24,200	405,297
	User Local, Inc.	6,200	78,524
	V Technology Co. Ltd.	56,900	1,732,674
	VINX Corp.	24,100	174,680
	Visco Technologies Corp.	1,700	14,391
	Wacom Co. Ltd.	990,000	7,191,119
#	Wellnet Corp.	54,900	205,973
#	WILLs, Inc.	34,200	196,396
#	Wow World, Inc.	21,700	265,181
*	Writeup Co. Ltd.	11,400	231,891
	YAC Holdings Co. Ltd.	59,500	587,435
	Yamaichi Electronics Co. Ltd.	150,900	2,728,912
	Yashima Denki Co. Ltd.	119,500	992,350
#	YE DIGITAL Corp.	14,400	53,466

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Yokowo Co. Ltd.	108,500	$2,492,428
TOTAL INFORMATION TECHNOLOGY			468,472,725
MATERIALS — (12.5%)
	Achilles Corp.	85,800	924,332
	ADEKA Corp.	589,700	12,794,690
#	Agro-Kanesho Co. Ltd.	2,300	24,886
	Aichi Steel Corp.	70,200	1,579,417
	Arakawa Chemical Industries Ltd.	106,400	1,072,682
	Araya Industrial Co. Ltd.	20,500	292,991
	Asahi Holdings, Inc.	464,800	9,005,638
	Asahi Printing Co. Ltd.	25,700	186,909
	Asahi Yukizai Corp.	90,600	1,408,474
	Asahipen Corp.	2,100	36,204
	Asia Pile Holdings Corp.	210,800	811,056
	C Uyemura & Co. Ltd.	72,700	3,591,162
	Carlit Holdings Co. Ltd.	131,200	774,766
	Chuetsu Pulp & Paper Co. Ltd.	49,900	425,951
	Chugoku Marine Paints Ltd.	327,800	2,630,117
	CI Takiron Corp.	284,700	1,366,079
#	CK-San-Etsu Co. Ltd.	22,800	789,461
	Dai Nippon Toryo Co. Ltd.	123,600	867,580
	Daicel Corp.	1,159,700	8,554,399
	Daido Steel Co. Ltd.	170,600	6,592,555
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	126,400	1,206,402
	Daiken Corp.	62,200	1,147,134
	Daiki Aluminium Industry Co. Ltd.	178,800	2,453,216
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	80,700	1,594,642
	Daito Chemix Corp.	24,300	194,681
	DIC Corp.	114,800	2,945,228
	DKS Co. Ltd.	50,800	1,307,603
	Dowa Holdings Co. Ltd.	170,105	7,374,696
	Dynapac Co. Ltd.	8,500	94,202
	Fuji Seal International, Inc.	231,900	4,360,888
	Fujikura Kasei Co. Ltd.	162,600	680,132
	Fujimi, Inc.	56,400	3,414,749
	Fujimori Kogyo Co. Ltd.	104,400	3,710,959
	Fuso Chemical Co. Ltd.	119,600	4,679,224
*	Geostr Corp.	57,100	157,041
	Godo Steel Ltd.	60,900	751,491
	Gun-Ei Chemical Industry Co. Ltd.	31,700	983,800
	Hakudo Co. Ltd.	41,600	980,987
	Harima Chemicals Group, Inc.	93,100	666,743
	Hodogaya Chemical Co. Ltd.	43,000	2,048,702
	Hokkan Holdings Ltd.	58,100	712,644
	Hokko Chemical Industry Co. Ltd.	119,100	826,271
	Hokuetsu Corp.	793,299	5,262,078
	Ise Chemicals Corp.	13,000	424,135
	Ishihara Chemical Co. Ltd.	71,000	785,680
	Ishihara Sangyo Kaisha Ltd.	227,250	2,267,955
*	Ishizuka Glass Co. Ltd.	12,900	227,292
	Japan Pure Chemical Co. Ltd.	500	11,039
	JCU Corp.	134,300	5,830,155
	JSP Corp.	81,100	1,138,344
	Kaneka Corp.	100,600	3,277,037
	Kanto Denka Kogyo Co. Ltd.	286,500	2,743,446
	Katakura & Co-op Agri Corp.	21,500	215,020
	KeePer Technical Laboratory Co. Ltd.	92,800	1,531,099
	KEIWA, Inc.	10,300	487,639

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	KH Neochem Co. Ltd.	229,700	$5,892,175
#	Kimoto Co. Ltd.	181,500	337,918
	Koatsu Gas Kogyo Co. Ltd.	187,493	1,222,591
	Kobe Steel Ltd.	1,598,885	7,632,139
	Kohsoku Corp.	70,200	930,187
	Konishi Co. Ltd.	210,600	3,002,946
	Konoshima Chemical Co. Ltd.	37,500	620,252
	Krosaki Harima Corp.	30,400	1,204,517
	Kumiai Chemical Industry Co. Ltd.	280,387	1,938,017
	Kunimine Industries Co. Ltd.	41,700	375,853
	Kureha Corp.	103,950	7,760,474
	Kurimoto Ltd.	60,500	822,925
	Kuriyama Holdings Corp.	78,000	661,090
	Kyoei Steel Ltd.	141,500	1,923,064
#	Kyowa Leather Cloth Co. Ltd.	81,300	471,175
	Lintec Corp.	271,800	6,313,345
	Maeda Kosen Co. Ltd.	119,400	3,565,485
	Maruichi Steel Tube Ltd.	182,200	4,058,662
	MEC Co. Ltd.	97,900	2,756,054
#	Mitani Sekisan Co. Ltd.	67,400	3,794,290
	Mitsubishi Materials Corp.	264,100	4,711,152
*	Mitsubishi Paper Mills Ltd.	246,400	676,323
	Mitsubishi Steel Manufacturing Co. Ltd.	58,300	521,080
	Mitsui Mining & Smelting Co. Ltd.	372,700	10,539,184
#	Molitec Steel Co. Ltd.	83,100	228,959
#	MORESCO Corp.	39,800	401,390
	Moriroku Holdings Co. Ltd.	10,200	170,634
	Mory Industries, Inc.	33,700	767,875
	Nakayama Steel Works Ltd.	169,700	638,378
	Nasu Denki Tekko Co. Ltd.	3,000	251,784
	Neturen Co. Ltd.	222,100	1,152,621
#	New Japan Chemical Co. Ltd.	117,500	253,988
	Nicca Chemical Co. Ltd.	45,700	316,501
#	Nichia Steel Works Ltd.	138,600	339,042
	Nihon Kagaku Sangyo Co. Ltd.	81,300	964,859
#	Nihon Nohyaku Co. Ltd.	243,500	1,120,061
	Nihon Parkerizing Co. Ltd.	521,900	4,730,900
#	Nihon Yamamura Glass Co. Ltd.	62,500	425,035
#	Nippon Carbide Industries Co., Inc.	46,200	556,998
	Nippon Chemical Industrial Co. Ltd.	46,300	1,054,837
	Nippon Concrete Industries Co. Ltd.	293,100	717,455
#	Nippon Denko Co. Ltd.	720,914	1,914,913
#	Nippon Fine Chemical Co. Ltd.	83,400	1,486,089
	Nippon Kayaku Co. Ltd.	544,000	5,408,724
	Nippon Light Metal Holdings Co. Ltd.	376,490	5,769,228
	Nippon Paper Industries Co. Ltd.	547,200	5,544,647
	Nippon Pillar Packing Co. Ltd.	121,300	3,531,130
	Nippon Shokubai Co. Ltd.	89,800	4,228,884
	Nippon Soda Co. Ltd.	148,300	4,243,667
	Nippon Yakin Kogyo Co. Ltd.	93,049	1,853,961
	Nitta Gelatin, Inc.	85,500	485,628
	Nittetsu Mining Co. Ltd.	35,900	2,008,500
	Nozawa Corp.	47,500	297,241
	Oat Agrio Co. Ltd.	24,600	418,457
	Okamoto Industries, Inc.	70,500	2,489,966
#	Okura Industrial Co. Ltd.	54,600	940,257
	Osaka Organic Chemical Industry Ltd.	102,200	2,813,503
	Osaka Soda Co. Ltd.	85,999	2,282,686
	Osaka Steel Co. Ltd.	89,300	919,688

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
# *	OSAKA Titanium Technologies Co. Ltd.	160,600	$1,159,121
#	Pacific Metals Co. Ltd.	92,999	1,853,253
	Pack Corp.	87,200	2,041,548
	Rasa Industries Ltd.	45,700	622,401
	Rengo Co. Ltd.	774,900	5,782,425
	Riken Technos Corp.	234,800	967,309
	Sakai Chemical Industry Co. Ltd.	86,300	1,566,880
	Sakata INX Corp.	282,500	2,379,019
	Sanyo Chemical Industries Ltd.	86,100	3,923,436
	Sanyo Special Steel Co. Ltd.	131,960	2,473,910
	Seiko PMC Corp.	78,300	449,504
	Sekisui Kasei Co. Ltd.	150,000	605,779
	Shikoku Chemicals Corp.	229,000	2,850,345
	Shinagawa Refractories Co. Ltd.	35,900	1,189,548
	Shin-Etsu Polymer Co. Ltd.	286,200	2,742,536
	SK Kaken Co. Ltd.	1,300	428,266
	Soken Chemical & Engineering Co. Ltd.	48,400	685,858
	Stella Chemifa Corp.	65,600	1,432,636
	Sumitomo Bakelite Co. Ltd.	185,300	8,929,642
	Sumitomo Osaka Cement Co. Ltd.	226,899	6,957,957
	Sumitomo Seika Chemicals Co. Ltd.	56,400	1,512,322
	T Hasegawa Co. Ltd.	209,300	4,592,825
#	T&K Toka Co. Ltd.	128,100	890,055
	Taiheiyo Cement Corp.	32,800	652,595
	Taisei Lamick Co. Ltd.	36,900	876,470
	Taiyo Holdings Co. Ltd.	229,200	6,761,989
	Takasago International Corp.	85,200	2,089,087
	Takemoto Yohki Co. Ltd.	43,800	286,747
	Taoka Chemical Co. Ltd.	23,500	264,519
	Tayca Corp.	97,400	1,119,807
	Teijin Ltd.	109,300	1,377,916
	Tenma Corp.	111,900	2,443,043
#	Titan Kogyo Ltd.	5,100	74,241
	Toagosei Co. Ltd.	718,900	7,089,582
# *	Toda Kogyo Corp.	1,400	41,552
#	Toho Acetylene Co. Ltd.	12,700	141,479
	Toho Chemical Industry Co. Ltd.	47,000	213,912
	Toho Titanium Co. Ltd.	231,000	1,797,329
#	Toho Zinc Co. Ltd.	89,899	1,866,540
	Tohoku Steel Co. Ltd.	16,300	247,670
	Tokushu Tokai Paper Co. Ltd.	60,958	2,197,051
	Tokuyama Corp.	389,297	6,196,559
	Tokyo Printing Ink Manufacturing Co. Ltd.	10,200	204,143
*	Tokyo Rope Manufacturing Co. Ltd.	46,000	350,535
	Tokyo Steel Manufacturing Co. Ltd.	572,300	5,479,251
	Tokyo Tekko Co. Ltd.	61,900	708,896
*	Tomoegawa Co. Ltd.	23,900	171,017
	Tomoku Co. Ltd.	70,600	1,070,269
	Topy Industries Ltd.	88,200	842,153
#	Toyo Gosei Co. Ltd.	31,100	3,321,019
	Toyo Ink SC Holdings Co. Ltd.	240,100	3,984,506
	Toyo Seikan Group Holdings Ltd.	206,400	2,514,122
	Toyobo Co. Ltd.	523,000	5,885,872
	TYK Corp.	148,500	392,880
*	UACJ Corp.	208,841	4,807,454
	Ube Industries Ltd.	449,400	8,080,019
	Valqua Ltd.	108,399	2,411,336
	Vertex Corp.	42,098	1,099,139
	Wavelock Holdings Co. Ltd.	30,900	194,148

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
#	Wood One Co. Ltd.	40,897	$354,665
	Yamato Kogyo Co. Ltd.	261,300	8,039,864
	Yodogawa Steel Works Ltd.	139,200	2,965,613
	Yotai Refractories Co. Ltd.	115,400	1,255,385
	Yushiro Chemical Industry Co. Ltd.	65,900	632,768
TOTAL MATERIALS			399,220,804
REAL ESTATE — (1.6%)
	AD Works Group Co. Ltd.	205,579	247,192
	Airport Facilities Co. Ltd.	143,970	684,512
	Anabuki Kosan, Inc.	16,400	275,631
	Aoyama Zaisan Networks Co. Ltd.	92,000	1,025,528
	Apaman Co. Ltd.	75,900	308,961
#	Ardepro Co. Ltd.	70,700	30,334
	Arealink Co. Ltd.	29,600	374,956
#	B-Lot Co. Ltd.	29,000	119,224
	Cosmos Initia Co. Ltd.	93,700	348,847
#	CRE, Inc.	23,200	341,857
	Daibiru Corp.	312,700	6,006,492
#	Dear Life Co. Ltd.	152,600	698,329
	Goldcrest Co. Ltd.	103,270	1,619,044
	Good Com Asset Co. Ltd.	42,500	398,454
	Grandy House Corp.	95,600	414,042
	Heiwa Real Estate Co. Ltd.	214,300	7,320,531
	Ichigo, Inc.	756,500	1,860,177
*	Japan Asset Marketing Co. Ltd.	1,044,600	1,482,464
#	Japan Property Management Center Co. Ltd.	86,300	735,538
#	JINUSHI Co. Ltd.	84,600	1,259,660
	JSB Co. Ltd.	19,500	478,100
	Keihanshin Building Co. Ltd.	203,900	2,360,126
#	Loadstar Capital KK	9,200	116,200
# *	Mirainovate Co. Ltd.	253,040	384,003
	Mugen Estate Co. Ltd.	64,200	271,284
	Nisshin Group Holdings Co. Ltd.	205,500	881,581
#	Property Agent, Inc.	9,200	125,514
#	Raysum Co. Ltd.	94,000	582,130
	SAMTY Co. Ltd.	180,350	3,275,648
	Sankyo Frontier Co. Ltd.	24,600	1,089,699
#	Sansei Landic Co. Ltd.	29,100	208,630
	Shinoken Group Co. Ltd.	112,600	963,179
*	SRE Holdings Corp.	26,200	1,016,040
	Star Mica Holdings Co. Ltd.	87,800	1,061,984
	Starts Corp., Inc.	213,800	4,654,962
	Sun Frontier Fudousan Co. Ltd.	190,500	1,729,119
	Sunnexta Group, Inc.	11,700	107,307
	Takara Leben Co. Ltd.	547,800	1,492,703
	Tenpo Innovation Co. Ltd.	3,100	22,292
	TOC Co. Ltd.	300,450	1,870,530
#	Tokyo Rakutenchi Co. Ltd.	19,800	662,779
# *	Tokyo Theatres Co., Inc.	47,099	501,717
	Tosei Corp.	202,900	1,857,673
	Urbanet Corp. Co. Ltd.	92,700	235,065
	Yoshicon Co. Ltd.	3,100	30,390
TOTAL REAL ESTATE			51,530,428
UTILITIES — (1.5%)
#	EF-ON, Inc.	88,520	409,362
	Electric Power Development Co. Ltd.	227,100	2,980,086

The Japanese Small Company Series
CONTINUED
		Shares	Value»
UTILITIES — (Continued)
#	eRex Co. Ltd.	191,000	$2,524,269
	Hiroshima Gas Co. Ltd.	322,200	1,015,405
	Hokkaido Electric Power Co., Inc.	1,163,200	5,074,363
	Hokkaido Gas Co. Ltd.	96,800	1,263,510
	Hokuriku Electric Power Co.	1,020,000	5,033,440
#	Hokuriku Gas Co. Ltd.	10,100	261,678
	K&O Energy Group, Inc.	94,800	1,244,300
	Nippon Gas Co. Ltd.	684,000	9,572,013
	Okinawa Electric Power Co., Inc.	295,316	3,607,189
*	RENOVA, Inc.	1,000	14,216
	Saibu Gas Holdings Co. Ltd.	217,700	4,147,477
	Shikoku Electric Power Co., Inc.	694,800	4,829,862
	Shizuoka Gas Co. Ltd.	322,100	2,811,898
	Toell Co. Ltd.	57,500	435,092
	West Holdings Corp.	134,903	4,053,374
TOTAL UTILITIES			49,277,534
TOTAL COMMON STOCKS Cost ($2,871,951,740)			3,119,681,450

			Value†
SECURITIES LENDING COLLATERAL — (2.3%)
@ §	The DFA Short Term Investment Fund	6,391,212	73,939,934
TOTAL INVESTMENTS — (100.0%)
(Cost $2,945,880,720)^^			$3,193,621,384

ST	Special Tax

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Summary of the Series' investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$84,771,981	—	$84,771,981
Consumer Discretionary	—	446,698,963	—	446,698,963
Consumer Staples	—	230,980,771	—	230,980,771
Energy	—	29,814,758	—	29,814,758
Financials	—	286,044,583	—	286,044,583
Health Care	—	137,556,428	—	137,556,428
Industrials	$269,191	935,043,284	—	935,312,475
Information Technology	—	468,472,725	—	468,472,725
Materials	—	399,220,804	—	399,220,804
Real Estate	—	51,530,428	—	51,530,428
Utilities	—	49,277,534	—	49,277,534
Securities Lending Collateral	—	73,939,934	—	73,939,934
TOTAL	$269,191	$3,193,352,193	—	$3,193,621,384

The Asia Pacific Small Company Series
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.1%)
AUSTRALIA — (60.8%)
*	3P Learning Ltd.	93,233	$108,952
*	A2B Australia Ltd.	467,897	398,305
# *	A-Cap Energy Ltd.	575,931	64,305
	Accent Group Ltd.	2,599,086	3,739,391
	Acrow Formwork & Construction Services Ltd.	102,988	31,196
# *	Actinogen Medical Ltd.	729,727	62,582
#	Adairs Ltd.	1,027,629	2,253,028
	Adbri Ltd.	2,286,093	4,765,306
*	Adore Beauty Group Ltd.	42,014	92,361
# *	Advance Zinctek Ltd.	9,653	20,374
*	Aeris Resources Ltd.	235,294	23,743
	AGL Energy Ltd.	2,449,635	12,371,837
*	Ainsworth Game Technology Ltd.	529,062	468,798
# *	Alcidion Group Ltd.	605,990	103,477
	Alcidion Group Ltd.	36,146	6,134
*	Alkane Resources Ltd.	3,356,164	1,961,846
*	Alliance Aviation Services Ltd.	353,576	975,921
# *	Alligator Energy Ltd.	8,107,416	352,316
*	Allkem Ltd.	544,321	3,544,430
# *	AMA Group Ltd.	6,061,730	1,860,371
# *	American Pacific Borates Ltd.	10,282	17,596
*	AMP Ltd.	18,378,128	11,455,620
#	Ansell Ltd.	473,250	8,997,397
*	Antipa Minerals Ltd.	542,048	16,636
#	Appen Ltd.	707,848	4,886,707
*	Arafura Resources Ltd.	8,735,955	1,221,769
	ARB Corp. Ltd.	515,812	16,995,470
# *	Archer Materials Ltd.	514,440	397,329
# *	Ardent Leisure Group Ltd.	3,173,442	3,052,372
# *	Argosy Minerals Ltd.	1,030,094	248,750
*	Atomos Ltd.	727,918	442,958
	AUB Group Ltd.	573,249	9,466,690
# *	Audinate Group Ltd.	107,445	610,583
	Aura Energy Ltd.	202,901	49,402
# *	Aurelia Metals Ltd.	8,393,785	2,511,601
*	Aussie Broadband Ltd.	179,311	539,008
	Austal Ltd.	2,376,505	3,389,880
	Austin Engineering Ltd.	212,616	39,236
# *	Australian Agricultural Co. Ltd.	3,149,972	3,232,870
	Australian Ethical Investment Ltd.	239,823	1,581,706
	Australian Finance Group Ltd.	1,762,091	2,760,057
	Australian Mines Ltd.	1,613,996	208,463
	Australian Pharmaceutical Industries Ltd.	2,800,624	3,014,155
*	Australian Potash Ltd.	426,553	17,198
# *	Australian Strategic Materials Ltd.	510,180	3,044,713
*	Australian Vanadium Ltd.	6,944,828	198,132
#	Australian Vintage Ltd.	3,037,444	1,544,812
	Auswide Bank Ltd.	147,263	696,753
#	Ava Risk Group Ltd.	27,751	7,889
#	AVJennings Ltd.	5,814,273	2,392,238
# *	AVZ Minerals Ltd.	1,847,793	926,338
* ††	Axsesstoday Ltd.	1,687	1
	Baby Bunting Group Ltd.	746,812	2,696,389
*	Bannerman Energy Ltd.	831,485	136,299
	Bapcor Ltd.	2,189,248	10,969,497

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Base Resources Ltd.	1,066,780	$245,947
*	BCI Minerals Ltd.	2,482,075	687,528
	Beach Energy Ltd.	11,412,031	12,054,878
#	Beacon Lighting Group Ltd.	393,823	755,979
	Beacon Minerals Ltd.	1,823,008	42,585
	Bega Cheese Ltd.	1,973,378	7,145,770
#	Bell Financial Group Ltd.	650,071	767,961
*	Bellevue Gold Ltd.	5,911,366	3,265,918
*	Betmakers Technology Group Ltd.	1,239,988	553,357
# *	Bigtincan Holdings Ltd.	1,280,517	828,247
*	Bionomics Ltd.	160,677	10,119
*	Black Rock Mining Ltd.	2,571,212	395,135
	Blackmores Ltd.	94,090	5,464,357
# *	Boss Energy Ltd.	132,969	194,121
*	Botanix Pharmaceuticals Ltd.	688,967	29,227
	Bowen Coking Coal Ltd.	330,866	41,743
	Bravura Solutions Ltd.	1,970,001	3,022,029
	Breville Group Ltd.	656,863	13,377,882
	Brickworks Ltd.	486,532	7,819,337
*	Bubs Australia Ltd.	93,511	31,285
	Buru Energy Ltd.	472,096	70,652
	BWX Ltd.	1,101,611	2,649,400
*	Byron Energy Ltd.	275,427	24,340
*	Calidus Resources Ltd.	690,973	346,969
*	Calima Energy Ltd.	1,633,197	279,115
*	Calix Ltd.	535,057	1,936,131
	Cannindah Resources Ltd.	18,583	3,169
	Capitol Health Ltd.	5,323,855	1,436,265
	Capral Ltd.	40,263	255,958
*	Capricorn Metals Ltd.	2,026,381	4,549,479
*	Carbon Revolution Ltd.	376,531	308,875
	Cardno Ltd.	94,874	116,344
# *	Carnarvon Energy Ltd.	6,243,671	1,176,563
	Carsales.com Ltd.	375,673	5,942,117
#	Cash Converters International Ltd.	2,819,818	511,681
# *	Catapult Group International Ltd.	445,140	439,112
	CDS Technologies Ltd.	13,276	0
	Cedar Woods Properties Ltd.	459,222	1,675,488
*	Central Petroleum Ltd.	759,474	53,841
	Centrebet Litigatation	162,672	0
*	Chalice Mining Ltd.	323,364	1,792,075
	Challenger Ltd.	2,321,555	9,483,252
# *	Champion Iron Ltd.	1,435,556	6,632,289
# *	City Chic Collective Ltd.	1,212,832	4,264,827
#	Class Ltd.	492,033	889,820
*	Clean Seas Seafood Ltd.	231,488	97,076
	Cleanaway Waste Management Ltd.	64,252	131,164
	ClearView Wealth Ltd.	156,351	86,107
	Clinuvel Pharmaceuticals Ltd.	229,847	3,757,046
#	Clover Corp. Ltd.	709,249	763,662
*	Cobalt Blue Holdings Ltd.	650,479	268,269
	Codan Ltd.	670,501	4,318,062
# *	Cogstate Ltd.	142,711	173,185
# *	Collection House Ltd.	2,084,920	154,521
	Collins Foods Ltd.	768,759	6,412,509
*	Comet Ridge Ltd.	567,030	39,655
# *	Cooper Energy Ltd.	12,026,944	2,562,371
# *	Core Lithium Ltd.	756,237	410,990
*	Corporate Travel Management Ltd.	676,420	10,086,562

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Costa Group Holdings Ltd.	2,751,728	$5,442,868
#	Credit Corp. Group Ltd.	442,571	10,678,515
	Creso Pharma Ltd.	39,292	2,286
	CSR Ltd.	3,109,441	12,386,664
# *	Cynata Therapeutics Ltd.	111,132	37,151
*	Dacian Gold Ltd.	906,856	113,278
*	Danakali Ltd.	693,690	161,030
	Data#3 Ltd.	1,135,606	4,451,093
*	De Grey Mining Ltd.	5,187,213	4,202,663
*	Decmil Group Ltd.	508,303	108,088
# *	Deep Yellow Ltd.	1,225,908	660,224
	Deterra Royalties Ltd.	2,543,186	7,758,470
*	Develop Global Ltd.	15,149	31,035
#	Dicker Data Ltd.	365,906	3,314,599
	Domain Holdings Australia Ltd.	1,497,814	5,033,672
	Downer EDI Ltd.	2,923,648	11,309,334
# *	Dreadnought Resources Ltd.	4,261,483	109,474
	Eagers Automotive Ltd.	775,292	7,061,953
	Earlypay Ltd.	855,527	261,664
# *	Eclipx Group Ltd.	2,349,979	3,510,133
*	Ecofibre Ltd.	75,087	25,021
# *	Ecograf Ltd.	1,661,115	733,305
	Elanor Investor Group	346,738	507,799
	Elders Ltd.	1,009,369	7,805,235
# *	Electro Optic Systems Holdings Ltd.	454,671	671,972
*	Elevate Uranium Ltd.	172,343	56,542
# *	Elixir Energy Ltd.	2,250,692	280,181
# *	Elmo Software Ltd.	78,839	216,515
	Emeco Holdings Ltd.	2,574,795	1,636,099
# *	Emerald Resources NL	236,932	179,444
# *	EML Payments Ltd.	1,912,299	4,071,974
# *	Energy Resources of Australia Ltd.	361,125	81,707
	Enero Group Ltd.	230,088	595,334
# *	EnviroSuite Ltd.	1,131,191	173,700
	EQT Holdings Ltd.	128,269	2,371,432
	Estia Health Ltd.	1,663,088	2,404,548
	Eureka Group Holdings Ltd.	28,507	13,947
*	European Lithium Ltd.	3,234,245	266,999
	Euroz Hartleys Group Ltd.	278,657	326,651
*	EVENT Hospitality & Entertainment Ltd.	546,035	5,216,957
*	Experience Co. Ltd.	102,579	23,517
	Finbar Group Ltd.	337,695	182,475
	Fleetwood Ltd.	572,961	940,108
# *	Flight Centre Travel Group Ltd.	729,962	8,658,991
# *	Fluence Corp. Ltd.	116,395	13,649
*	Frontier Digital Ventures Ltd.	855,217	856,204
# *	FYI Resources Ltd.	452,463	97,078
*	G8 Education Ltd.	6,162,083	4,855,113
# *	Galan Lithium Ltd.	1,948,397	2,141,348
*	Gascoyne Resources Ltd.	101,641	18,815
# *	Genetic Signatures Ltd.	160,780	156,492
*	Genex Power Ltd.	799,280	102,190
	Genworth Mortgage Insurance Australia Ltd.	2,407,579	4,162,017
	Gold Road Resources Ltd.	6,651,673	6,332,800
	GR Engineering Services Ltd.	188,485	278,226
	GrainCorp Ltd., Class A	1,547,172	7,992,346
	Grange Resources Ltd.	3,698,163	2,030,369
# *	Greenland Minerals Ltd.	1,881,748	101,015
*	GTN Ltd.	15,394	6,109

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	GUD Holdings Ltd.	1,086,104	$9,501,716
	GWA Group Ltd.	1,562,504	2,802,063
	Hansen Technologies Ltd.	1,293,047	4,486,441
# *	Hastings Technology Metals Ltd.	820,158	142,969
	Healius Ltd.	3,973,423	12,578,081
	Healthia Ltd.	78,025	110,589
*	Helios Energy Ltd.	531,838	32,679
# *	Helloworld Travel Ltd.	51,370	85,460
*	Highfield Resources Ltd.	350,236	188,938
	Horizon Oil Ltd.	1,481,646	105,473
	Hot Chili Ltd.	156,737	180,638
	HT&E Ltd.	1,709,119	2,273,633
	HUB24 Ltd.	325,747	6,347,563
# *	Humm Group Ltd.	2,522,156	1,491,484
*	IDT Australia Ltd.	568,002	94,980
	IGO Ltd.	255,251	2,159,681
	Iluka Resources Ltd.	2,220,348	16,510,348
	Image Resources NL	736,146	112,002
	Imdex Ltd.	2,830,580	5,921,707
*	Immutep Ltd.	1,479,153	402,702
*	Immutep Ltd., Sponsored ADR	4,516	12,419
# *	ImpediMed Ltd.	417,437	52,546
*	Imugene Ltd.	4,245,890	948,554
	Infomedia Ltd.	3,005,462	3,198,834
#	Inghams Group Ltd.	2,643,092	6,153,306
	Insignia Financial Ltd.	3,815,495	9,568,873
	Integral Diagnostics Ltd.	1,292,120	3,785,875
# *	Integrated Research Ltd.	791,910	537,801
# *	Investigator Resources Ltd.	686,170	27,788
# *	Invictus Energy Ltd.	160,419	13,230
#	InvoCare Ltd.	945,502	7,507,939
*	ioneer Ltd.	9,580,838	4,516,490
	IPH Ltd.	1,243,670	7,216,403
	IRESS Ltd.	1,238,548	10,019,645
	iSelect Ltd.	33,057	6,803
	IVE Group Ltd.	607,913	710,774
*	Janison Education Group Ltd.	202,688	180,143
# *	Jervois Global Ltd.	129,686	59,101
	Johns Lyng Group Ltd.	1,066,692	5,836,822
	Jumbo Interactive Ltd.	208,843	2,656,252
#	Jupiter Mines Ltd.	5,368,466	838,578
# *	Kalium Lakes Ltd.	365,906	27,323
# *	Karoon Energy Ltd.	4,205,730	5,762,594
	Kelly Partners Group Holdings Ltd.	3,572	11,663
	Kelsian Group Ltd.	534,845	2,669,693
*	KGL Resources Ltd.	242,608	89,500
# *	Kingsgate Consolidated Ltd.	1,079,815	1,324,884
#	Kogan.com Ltd.	468,030	2,066,804
# *	Lake Resources NL	3,681,901	2,438,479
*	Lark Distilling Co. Ltd.	38,828	124,279
	Lednium Technology Pty Ltd.	195,019	0
# *	Legend Mining Ltd.	2,176,273	109,402
# *	Leigh Creek Energy Ltd.	278,903	28,707
# *	Lepidico Ltd.	2,895,993	77,420
#	Lifestyle Communities Ltd.	473,510	5,675,563
	Link Administration Holdings Ltd.	2,206,818	8,458,881
*	Lithium Power International Ltd.	88,974	43,258
# *	Livetiles Ltd.	344,818	18,407
*	Lotus Resources Ltd.	364,198	64,545

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Lovisa Holdings Ltd.	299,146	$3,772,830
*	Lucapa Diamond Co. Ltd.	2,250,565	137,097
	Lycopodium Ltd.	58,758	201,326
	MA Financial Group Ltd.	299,828	1,806,800
	MACA Ltd.	2,125,068	1,080,912
# *	Mach7 Technologies Ltd.	42,643	24,662
	Macmahon Holdings Ltd.	5,714,103	729,216
*	Macquarie Telecom Group Ltd.	14,869	654,347
	Mader Group Ltd.	4,542	7,687
*	Maggie Beer Holdings Ltd.	243,446	99,347
	Magnetite Mines Ltd.	1,511,863	37,778
*	Matador Mining Ltd.	63,503	14,946
	MaxiPARTS Ltd.	57,163	110,055
# *	Mayne Pharma Group Ltd.	9,518,774	1,688,707
	McMillan Shakespeare Ltd.	524,400	4,181,661
#	McPherson's Ltd.	653,702	380,105
# *	Medical Developments International Ltd.	107,494	359,660
	Medusa Mining Ltd.	822,464	374,702
# *	Megaport Ltd.	893,733	8,597,507
# *	Mesoblast Ltd.	2,382,780	1,914,621
# *	Metals X Ltd.	4,948,552	1,766,235
	Metcash Ltd.	6,296,220	17,670,298
#	Michael Hill International Ltd.	1,522,713	1,438,851
*	Micro-X Ltd.	261,656	43,717
# *	Mincor Resources NL	2,420,475	2,796,031
*	MMA Offshore Ltd.	1,445,941	415,096
#	Monadelphous Group Ltd.	674,927	4,299,344
	Monash IVF Group Ltd.	1,738,681	1,245,013
#	Money3 Corp. Ltd.	1,319,770	2,839,551
*	MoneyMe Ltd.	177,692	242,453
# *	Morella Corp. Ltd.	1,171,741	25,683
*	Morning Star Gold NL	332,749	0
	Motorcycle Holdings Ltd.	92,482	207,026
	Mount Gibson Iron Ltd.	3,904,651	1,166,216
††	Myanmar Metals Ltd.	49,486	4,594
*	Myer Holdings Ltd.	5,003,066	1,561,070
	MyState Ltd.	712,201	2,509,216
# *	Nanosonics Ltd.	1,470,647	5,345,509
	National Tyre & Wheel Ltd.	62,449	63,685
	Navigator Global Investments Ltd.	948,257	1,084,150
# *	Nearmap Ltd.	3,423,442	3,283,326
# *	Neometals Ltd.	1,542,276	1,459,077
	Netwealth Group Ltd.	598,016	6,476,831
# *	New Century Resources Ltd.	122,681	181,997
	New Energy Solar	35,136	20,106
#	New Hope Corp. Ltd.	3,053,402	4,918,720
	New World Resources Ltd.	1,302,467	61,944
	nib holdings Ltd.	2,951,426	13,021,965
#	Nick Scali Ltd.	443,753	4,282,196
	Nickel Mines Ltd.	4,261,973	4,377,469
#	NICO Resources Ltd.	129,866	43,615
	Nine Entertainment Co. Holdings Ltd.	1,838,587	3,431,239
# *	Nitro Software Ltd.	80,176	106,649
# *	Northern Minerals Ltd.	730,115	26,651
	Norwest Energy NL	1,011,292	21,492
# *	Noumi Ltd.	362,595	97,422
# *	Nova Minerals Ltd.	108,288	62,021
# *	Novonix Ltd.	1,189,220	6,413,341
# *	Noxopharm Ltd.	180,445	54,266

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	NRW Holdings Ltd.	3,222,093	$3,641,169
	Nufarm Ltd.	1,868,539	5,934,171
	Objective Corp. Ltd.	65,407	744,429
*	OFX Group Ltd.	1,795,012	2,936,173
*	Oklo Resources Ltd.	202,639	15,866
*	OM Holdings Ltd.	638,305	401,466
# *	Omni Bridgeway Ltd.	2,340,733	5,413,496
*	oOh!media Ltd.	3,417,957	3,919,645
*	Openpay Group Ltd.	11,754	4,372
# *	Opthea Ltd.	1,119,302	907,285
*	Ora Banda Mining Ltd.	469,099	19,002
	Ora Banda Mining Ltd.	99,291	4,002
# *	OreCorp Ltd.	172,353	90,444
	Orora Ltd.	5,931,076	14,603,215
	Over the Wire Holdings Ltd.	49,802	188,781
	OZ Minerals Ltd.	101,102	1,753,834
	Pacific Current Group Ltd.	315,870	1,566,836
#	Pacific Smiles Group Ltd.	272,678	489,252
	Pact Group Holdings Ltd.	1,422,949	2,351,824
*	Paladin Energy Ltd.	13,332,785	6,952,401
*	Panoramic Resources Ltd.	10,153,602	1,772,665
# *	Pantoro Ltd.	3,411,502	734,010
*	Paradigm Biopharmaceuticals Ltd.	41,528	43,039
	Peal Resources Ltd.	22,422	11,890
	Peet Ltd.	1,326,767	1,062,247
	Pendal Group Ltd.	2,058,779	7,070,710
# *	Peninsula Energy Ltd.	3,332,209	450,142
	PeopleIN Ltd.	351,624	1,012,318
*	Pepper Money Ltd.	172,451	247,198
	Perenti Global Ltd.	4,332,628	2,373,241
	Perpetual Ltd.	376,124	8,790,719
	Perseus Mining Ltd.	8,114,950	8,482,138
	Pinnacle Investment Management Group Ltd.	592,029	4,778,662
	Platinum Asset Management Ltd.	1,941,364	3,412,950
	Podium Minerals Ltd.	73,006	21,719
*	Poseidon Nickel Ltd.	12,683,800	887,975
*	PPK Group Ltd.	22,761	115,853
# *	Praemium Ltd.	2,938,984	2,639,192
*	Predictive Discovery Ltd.	2,463,556	385,160
	Premier Investments Ltd.	456,153	9,359,256
# *	Prescient Therapeutics Ltd.	430,367	61,812
#	Pro Medicus Ltd.	133,315	4,305,264
	Probiotec Ltd.	78,596	125,820
	Pro-Pac Packaging Ltd.	7,272	7,273
	Propel Funeral Partners Ltd.	130,097	404,800
*	Prophecy International Holdings Ltd.	24,007	18,613
# *	Prospect Resources Ltd.	1,167,946	713,221
	PSC Insurance Group Ltd.	189,007	619,635
	PWR Holdings Ltd.	529,833	2,986,603
# *	PYC Therapeutics Ltd.	389,981	36,162
	QANTM Intellectual Property Ltd.	112,211	99,852
# *	Raiz Invest Ltd.	65,033	67,377
#	Ramelius Resources Ltd.	5,256,701	5,038,327
*	ReadyTech Holdings Ltd.	241,965	568,107
#	Reckon Ltd.	391,834	259,034
*	Red 5 Ltd.	9,730,444	1,865,639
# *	Redbubble Ltd.	1,256,028	1,599,160
#	Regis Healthcare Ltd.	991,644	1,236,960
#	Regis Resources Ltd.	4,825,314	5,869,350

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
# *	Reject Shop Ltd.	168,352	$730,637
	Reliance Worldwide Corp. Ltd.	3,624,075	13,383,738
# *	Renascor Resources Ltd.	645,598	97,578
#	Resimac Group Ltd.	121,552	163,566
# *	Resolute Mining Ltd.	7,737,690	1,570,776
*	Retail Food Group Ltd.	11,622,002	560,751
*	Rex Minerals Ltd.	26,619	3,995
	Ridley Corp. Ltd.	1,862,695	1,862,451
*	RPMGlobal Holdings Ltd.	989,409	1,337,103
# *	Rumble Resources Ltd.	178,014	54,511
*	Salmat Ltd.	667,137	0
	Sandfire Resources Ltd.	2,798,095	13,445,920
*	SciDev Ltd.	144,186	53,344
# *	SECOS Group Ltd	230,520	47,758
	Select Harvests Ltd.	880,705	3,380,909
	Senex Energy Ltd.	1,068,408	3,487,999
#	Servcorp Ltd.	348,243	843,673
	Service Stream Ltd.	4,178,309	2,315,911
*	Seven West Media Ltd.	8,146,242	3,616,360
	SG Fleet Group Ltd.	639,084	1,075,747
	Shaver Shop Group Ltd.	635,125	506,936
*	Sheffield Resources Ltd.	129,910	34,883
	Shine Justice Ltd.	59,739	56,326
	Shriro Holdings Ltd.	24,206	16,342
	Sigma Healthcare Ltd.	6,192,917	1,977,453
*	Silex Systems Ltd.	63,697	48,481
*	Silver Lake Resources Ltd.	5,791,755	6,099,179
# *	Silver Mines Ltd.	3,056,795	441,326
	Sims Ltd.	1,175,465	11,967,692
	SmartGroup Corp. Ltd.	904,915	4,599,394
# *	SomnoMed Ltd.	25,160	37,375
	Southern Cross Electrical Engineering Ltd.	495,489	194,709
	Southern Cross Media Group Ltd.	1,561,488	2,088,755
# *	Speedcast International Ltd.	1,497,915	0
*	Spirit Technology Solutions Ltd.	391,679	58,529
# *	Splitit Ltd.	84,457	13,330
	SRG Global Ltd.	417,667	133,645
#	St Barbara Ltd.	4,977,669	4,361,436
*	Star Entertainment Grp Ltd.	5,009,131	12,235,912
# *	Starpharma Holdings Ltd.	139,631	107,598
	Steadfast Group Ltd.	3,246,250	10,682,575
# *	Strike Energy Ltd.	4,153,502	634,992
	Sunland Group Ltd.	1,155,513	2,300,423
# *	Sunrise Energy Metals Ltd.	8,693	10,657
*	Sunstone Metals Ltd.	4,117,857	221,230
	Super Retail Group Ltd.	1,085,264	8,975,814
*	Superloop Ltd.	2,033,110	1,537,544
	Symbio Holdings Ltd.	285,348	1,173,642
*	Syrah Resources Ltd.	3,299,721	3,897,759
	Tassal Group Ltd.	1,531,815	3,824,907
	Technology One Ltd.	1,674,190	12,524,625
# *	Temple & Webster Group Ltd.	540,805	3,284,687
*	Tiger Resources Ltd.	9,447,997	0
	Tribune Resources Ltd.	14,725	47,062
# *	Tyro Payments Ltd.	2,067,445	3,317,752
	United Malt Grp Ltd.	1,771,214	5,231,394
*	Uniti Group Ltd.	2,830,859	8,455,720
	VGI Partners Ltd.	7,907	25,055
# *	Vimy Resources Ltd.	2,463,118	309,374

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Virgin Australia Holdings Ltd.	7,648,897	$0
#	Virtus Health Ltd.	589,189	3,023,800
	Vita Group Ltd.	899,988	216,750
# *	Vital Metals Ltd.	246,694	8,634
Ω	Viva Energy Group Ltd.	5,149,577	7,850,259
# *	Viva Leisure Ltd.	84,215	114,534
# *	Vmoto Ltd.	267,457	79,367
# *	Volpara Health Technologies Ltd.	225,102	149,684
# *	VRX Silica Ltd.	1,325,475	158,926
*	Wagners Holding Co. Ltd.	122,838	130,913
*	Walkabout Resources Ltd.	884,242	168,432
# *	Warrego Energy Ltd.	86,865	7,095
# *	Webjet Ltd.	2,066,162	7,233,162
*	West African Resources Ltd.	6,176,124	4,896,809
*	Western Areas Ltd.	2,291,678	5,640,068
	Westgold Resources Ltd.	2,716,597	3,520,585
# *	Whispir Ltd.	121,430	195,520
*	Whitehaven Coal Ltd.	6,198,763	11,868,614
# *	Widgie Nickel Ltd.	265,653	54,402
*	Wiluna Mining Corp. Ltd.	161,775	121,851
*	Yancoal Australia Ltd.	58,222	116,162
# *	Zip Co. Ltd.	1,986,170	4,572,317
TOTAL AUSTRALIA			1,023,695,587
CHINA — (0.4%)
	CGN Mining Co. Ltd.	6,190,000	654,293
*	Goodbaby International Holdings Ltd.	6,030,000	854,221
Ω	Hygeia Healthcare Holdings Co. Ltd.	1,032,400	4,680,511
*	Meilleure Health International Industry Group Ltd.	2,814,000	163,983
	Texhong Textile Group Ltd.	176,000	227,529
TOTAL CHINA			6,580,537
HONG KONG — (22.4%)
*	Aceso Life Science Group Ltd.	18,044,400	444,301
	Aeon Credit Service Asia Co. Ltd.	986,000	642,900
	Allied Group Ltd.	12,302,000	4,530,760
	Analogue Holdings Ltd.	694,000	157,635
	APAC Resources Ltd.	3,766,513	509,843
# *	Apollo Future Mobility Group Ltd.	8,436,000	499,077
*	Applied Development Holdings Ltd.	13,430,000	177,870
	Asia Financial Holdings Ltd.	2,118,908	940,924
	Asia Standard Hotel Group Ltd.	3,591,654	84,703
	Asia Standard International Group Ltd.	11,970,917	1,319,980
	Asiasec Properties Ltd.	1,690,000	115,327
	ASM Pacific Technology Ltd.	1,444,600	14,453,159
	Associated International Hotels Ltd.	952,000	1,514,069
	Automated Systems Holdings Ltd.	434,400	79,688
	Bank of East Asia Ltd.	3,295,600	5,624,628
	Bel Global Resources Holdings Ltd.	2,576,000	0
	Best Mart 360 Holdings Ltd.	984,000	204,772
Ω	BOC Aviation Ltd.	661,800	5,563,874
	BOCOM International Holdings Co. Ltd.	2,371,000	390,023
#	BOE Varitronix Ltd.	3,492,293	3,980,313
††	Brightoil Petroleum Holdings Ltd.	9,034,000	325,926
	Build King Holdings Ltd.	630,000	74,351
	Cafe de Coral Holdings Ltd.	3,056,000	5,188,851
# *	Cathay Pacific Airways Ltd.	4,379,000	3,658,039
*	Century City International Holdings Ltd.	7,111,460	346,736

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Chen Hsong Holdings	1,296,000	$406,913
	Cheuk Nang Holdings Ltd.	771,714	253,744
	Chevalier International Holdings Ltd.	820,989	984,648
*	China Baoli Technologies Holdings Ltd.	114,750	5,142
*	China Best Group Holding Ltd.	1,274,998	84,888
*	China Display Optoelectronics Technology Holdings Ltd.	6,152,000	379,452
*	China Energy Development Holdings Ltd.	51,546,000	957,519
	China Motor Bus Co. Ltd.	80,000	970,880
* ††	China Solar Energy Holdings Ltd.	1,669,500	7,227
# *	China Star Entertainment Ltd.	11,170,000	1,206,802
# *	China Strategic Holdings Ltd.	83,051,250	440,125
	China Tonghai International Financial Ltd.	1,300,000	31,793
	Chinese Estates Holdings Ltd.	2,943,500	1,003,396
	Chinney Investments Ltd.	1,180,000	244,726
	Chow Sang Sang Holdings International Ltd.	2,417,000	3,202,213
	Chuang's China Investments Ltd.	8,811,407	488,373
	Chuang's Consortium International Ltd.	7,519,043	856,733
	CITIC Telecom International Holdings Ltd.	13,126,125	4,779,237
#	CK Life Sciences Int'l Holdings, Inc.	18,634,000	1,724,300
#	CMBC Capital Holdings Ltd.	440,999	163,811
#	C-Mer Eye Care Holdings Ltd.	2,026,000	1,392,612
	CNQC International Holdings Ltd.	10,000	852
	CNT Group Ltd.	7,979,264	409,169
#	Convenience Retail Asia Ltd.	1,026,000	98,941
*	Cowell e Holdings, Inc.	407,000	463,685
Ω	Crystal International Group Ltd.	304,000	89,479
	CSI Properties Ltd.	47,866,383	1,287,811
	Dah Sing Banking Group Ltd.	3,764,716	3,569,306
	Dah Sing Financial Holdings Ltd.	1,436,144	4,656,458
	Dickson Concepts International Ltd.	1,591,000	859,194
*	Digital Domain Holdings Ltd.	581,000	59,870
*	Dingyi Group Investment Ltd.	300,000	3,658
*	DTXS Silk Road Investment Holdings Co. Ltd.	72,000	27,148
	Dynamic Holdings Ltd.	198,000	252,203
	Eagle Nice International Holdings Ltd.	2,022,000	1,226,008
	EC Healthcare	1,453,097	1,671,001
	EcoGreen International Group Ltd.	1,994,640	458,865
	Elegance Optical International Holdings Ltd.	1,160,000	79,489
*	Emperor Capital Group Ltd.	30,219,000	288,464
	Emperor Entertainment Hotel Ltd.	4,840,000	492,217
	Emperor International Holdings Ltd.	10,584,753	1,234,808
	Emperor Watch & Jewellery Ltd.	25,160,000	656,137
*	Energy International Investments Holdings Ltd.	1,960,000	12,749
*	ENM Holdings Ltd.	13,564,000	1,185,650
*	Esprit Holdings Ltd.	10,615,325	996,780
*	Eternity Investment Ltd.	820,000	19,081
	EuroEyes International Eye Clinic Ltd., Class C	331,000	336,064
#	Fairwood Holdings Ltd.	805,600	1,611,071
	Far East Consortium International Ltd.	11,934,827	4,321,188
	First Pacific Co. Ltd.	15,728,000	6,057,414
*	First Shanghai Investments Ltd.	5,040,000	126,799
* Ω	FIT Hon Teng Ltd.	2,007,000	353,331
# * Ω	Fosun Tourism Group	178,200	239,404
	Fountain SET Holdings Ltd.	5,844,000	1,027,440
	Four Seas Mercantile Holdings Ltd.	610,000	225,392
* Ω	Frontage Holdings Corp.	2,892,000	1,396,681
	FSE Lifestyle Services Ltd.	617,000	461,718
# *	GBA Holdings Ltd.	18,640,000	23,907
	GDH Guangnan Holdings Ltd.	2,083,600	184,032

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Genting Hong Kong Ltd.	5,824,000	$309,984
	Get Nice Financial Group Ltd.	2,438,600	267,135
	Giordano International Ltd.	8,456,000	1,764,155
	Glorious Sun Enterprises Ltd.	3,932,000	408,801
*	Gold Peak Industries Holdings Ltd.	3,029,642	284,530
	Golden Resources Development International Ltd.	4,082,500	268,091
* ††	Good Resources Holdings Ltd.	6,860,000	13,989
*	GR Properties Ltd.	1,814,000	241,655
	Great Eagle Holdings Ltd.	1,119,446	3,144,968
*	Greentech Technology International Ltd.	11,720,000	146,156
*	G-Resources Group Ltd.	2,817,810	960,750
	Guoco Group Ltd.	2,000	22,330
	Guotai Junan International Holdings Ltd.	30,251,797	4,098,551
	Haitong International Securities Group Ltd.	20,434,400	4,677,920
	Hang Lung Group Ltd.	2,819,000	6,273,765
	Hanison Construction Holdings Ltd.	2,713,649	445,446
*	Hans Energy Co. Ltd.	2,208,000	58,285
	Harbour Centre Development Ltd.	935,500	808,682
*	HK Asia Holdings Ltd.	246,000	131,035
	HKBN Ltd.	3,890,500	4,885,967
	HKR International Ltd.	7,078,969	2,843,491
	Hon Kwok Land Investment Co. Ltd.	388,800	140,621
*	Hong Kong ChaoShang Group Ltd.	1,440,000	162,237
	Hong Kong Ferry Holdings Co. Ltd.	1,007,300	1,009,254
	Hong Kong Technology Venture Co. Ltd.	2,001,000	1,854,283
*	Hongkong & Shanghai Hotels Ltd.	3,625,989	3,499,441
	Hongkong Chinese Ltd.	5,038,000	370,180
Ω	Honma Golf Ltd.	1,097,500	479,272
††	Hsin Chong Group Holdings Ltd.	10,243,403	86,182
*	Huafa Property Services Group Co. Ltd.	6,380,000	133,643
#	Huasheng International Holding Ltd.	11,350,000	199,651
	Hung Hing Printing Group Ltd.	2,940,000	489,494
# *	Huobi Technology Holdings Ltd.	340,000	323,893
	Hutchison Telecommunications Hong Kong Holdings Ltd.	12,112,000	1,978,186
*	Hypebeast Ltd.	2,705,000	349,798
	Hysan Development Co. Ltd.	2,474,000	7,594,204
# *	I-CABLE Communications Ltd.	4,080,000	31,316
	IGG, Inc.	8,547,000	5,347,895
*	Imagi International Holdings Ltd.	2,516,984	201,732
Ω	Impro Precision Industries Ltd.	386,000	95,521
	International Housewares Retail Co. Ltd.	2,101,000	718,024
*	IPE Group Ltd.	3,345,000	394,886
*	IRC Ltd.	35,846,266	1,232,226
	ITC Properties Group Ltd.	5,873,292	811,212
	Jacobson Pharma Corp. Ltd.	3,616,000	320,912
	Johnson Electric Holdings Ltd.	2,868,054	4,878,254
	K Wah International Holdings Ltd.	1,588,000	621,728
*	Kader Holdings Co. Ltd.	248,000	14,089
	Karrie International Holdings Ltd.	2,932,000	581,484
*	Keck Seng Investments Hong Kong Ltd.	912,600	369,724
	Kerry Logistics Network Ltd.	4,063,500	10,159,520
	Kerry Properties Ltd.	2,316,500	6,543,798
	Kingmaker Footwear Holdings Ltd.	1,878,955	252,683
#	Kowloon Development Co. Ltd.	3,057,000	4,109,826
*	KuangChi Science Ltd.	3,714,000	94,814
*	Kwoon Chung Bus Holdings Ltd.	44,000	11,049
*	Lai Sun Development Co. Ltd.	2,600,694	1,358,947
*	Lai Sun Garment International Ltd.	998,295	481,579
	Lam Soon Hong Kong Ltd.	326,310	645,935

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Landing International Development Ltd.	6,932,800	$199,231
	Landsea Green Properties Co. Ltd.	3,016,000	115,985
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	4,040,750	436,961
*	Lifestyle International Holdings Ltd.	3,222,000	1,757,489
	Lippo China Resources Ltd.	17,982,000	289,760
	Lippo Ltd.	1,161,700	378,726
	Liu Chong Hing Investment Ltd.	1,531,200	1,544,230
	L'Occitane International SA	2,278,500	8,985,700
	Luk Fook Holdings International Ltd.	3,577,000	9,428,111
	Lung Kee Bermuda Holdings	1,491,875	742,864
*	Magnificent Hotel Investment Ltd.	13,170,000	213,006
	Man Wah Holdings Ltd.	839,600	1,298,009
*	Mason Group Holdings Ltd.	111,713,399	296,654
	Matrix Holdings Ltd.	1,067,414	355,187
#	MECOM Power & Construction Ltd.	5,288,000	2,386,797
	Melbourne Enterprises Ltd.	39,500	744,669
*	Melco International Development Ltd.	2,869,000	3,349,899
*	Midland Holdings Ltd.	2,901,987	347,633
	Ming Fai International Holdings Ltd.	709,000	36,435
#	Miramar Hotel & Investment	1,144,000	1,930,779
#	Modern Dental Group Ltd.	2,354,000	1,413,545
*	Mongolian Mining Corp.	561,000	105,643
	NagaCorp Ltd.	4,604,000	3,666,008
	Nameson Holdings Ltd.	7,694,000	482,377
	Nanyang Holdings Ltd.	133,500	669,291
	National Electronics Hldgs	2,668,600	357,978
* ††	National United Resources Holdings Ltd.	18,280,000	62,363
*	Neo-Neon Holdings Ltd.	2,315,500	144,316
# *	NewOcean Energy Holdings Ltd.	7,246,000	54,750
	Nissin Foods Co. Ltd.	1,451,000	1,065,203
#	NWS Holdings Ltd.	6,731,000	6,708,851
	Oriental Watch Holdings	2,901,611	1,625,705
*	Oshidori International Holdings Ltd.	20,024,400	1,343,028
††	Pacific Andes International Holdings Ltd.	19,435,067	68,298
	Pacific Basin Shipping Ltd.	32,170,000	13,731,947
*	Pacific Century Premium Developments Ltd.	457,240	34,123
	Pacific Textiles Holdings Ltd.	7,715,000	3,920,135
*	Paliburg Holdings Ltd.	3,180,830	891,161
*	Paradise Entertainment Ltd.	3,672,000	481,052
	PC Partner Group Ltd.	1,792,000	2,710,124
	PCCW Ltd.	15,297,545	8,055,947
#	Peace Mark Holdings Ltd.	2,479,870	0
*	Pegasus International Holdings Ltd.	36,000	3,702
	Pentamaster International Ltd.	1,550,000	220,013
#	Perfect Medical Health Management Ltd.	3,063,000	1,920,089
	Pico Far East Holdings Ltd.	5,142,000	853,437
	Playmates Holdings Ltd.	7,082,000	717,813
	Plover Bay Technologies Ltd.	2,224,000	1,057,890
	Pokfulam Development Co. Ltd.	62,000	90,809
*	PT International Development Co. Ltd.	8,347,150	273,801
	Public Financial Holdings Ltd.	2,848,000	919,760
	Pyxis Group Ltd.	1,936,000	0
# * Ω	Razer, Inc.	13,925,000	4,101,768
*	Regal Hotels International Holdings Ltd.	2,897,800	1,200,158
Ω	Regina Miracle International Holdings Ltd.	1,983,000	1,575,188
*	Renco Holdings Group Ltd.	103,000	1,415
# *	Sa Sa International Holdings Ltd.	5,060,960	971,316
	Safety Godown Co. Ltd.	1,200,000	495,024
	SAS Dragon Holdings Ltd.	2,178,000	1,566,530

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	SEA Holdings Ltd.	1,657,523	$1,103,362
*	Shangri-La Asia Ltd.	3,670,000	2,870,643
#	Shenwan Hongyuan HK Ltd.	3,511,250	414,954
*	Shun Ho Property Investments Ltd.	1,254,757	214,771
*	Shun Tak Holdings Ltd.	11,609,419	3,077,571
	Sing Tao News Corp. Ltd.	1,974,000	129,687
	Singamas Container Holdings Ltd.	8,682,000	1,290,554
*	SJM Holdings Ltd.	8,376,000	5,390,590
	SmarTone Telecommunications Holdings Ltd.	2,003,481	1,117,550
#	Solomon Systech International Ltd.	11,440,000	1,138,326
	Soundwill Holdings Ltd.	600,500	573,293
*	South China Holdings Co. Ltd.	17,774,502	216,094
*	Space Group Holdings Ltd.	142,500	98,137
	Stella International Holdings Ltd.	2,697,500	3,001,672
*	Summit Ascent Holdings Ltd.	6,604,000	92,510
	Sun Hung Kai & Co. Ltd.	5,100,429	2,736,623
	SUNeVision Holdings Ltd.	2,552,000	2,242,852
	TAI Cheung Holdings Ltd.	2,329,000	1,460,612
	Tai Hing Group Holdings Ltd.	221,000	36,749
	Tai Sang Land Development Ltd.	798,910	419,048
#	Tan Chong International Ltd.	1,176,000	304,153
	Tao Heung Holdings Ltd.	1,396,000	161,887
*	Television Broadcasts Ltd.	1,972,400	1,223,415
*	Termbray Industries International Holdings Ltd.	1,244,900	40,505
	Texwinca Holdings Ltd.	4,008,000	779,922
# *	Theme International Holdings Ltd.	2,390,000	240,689
	Tian Teck Land Ltd.	1,024,000	590,055
*	TOM Group Ltd.	416,000	48,152
*	Town Health International Medical Group Ltd.	4,222,115	203,782
	Tradelink Electronic Commerce Ltd.	6,126,000	919,454
	Transport International Holdings Ltd.	1,576,602	2,634,689
*	Trendzon Holdings Group Ltd.	3,724,000	483,724
	United Laboratories International Holdings Ltd.	6,644,000	3,778,662
*	Universal Technologies Holdings Ltd.	1,730,000	36,220
††	Untrade Convoy	32,922,000	132,160
	Untrade CW Group Holdings	1,361,500	0
	Untrade Gold Fin Holdings	9,580,000	0
	Untrade Master Glory GP	972,981	6,090
††	Untrade Mh Development NPV	3,238,000	90,325
††	Untrade.Burwill	37,300,960	63,627
††	UNTRADE.UP ENERGY DEV	3,929,000	12,195
*	Value Convergence Holdings Ltd.	2,448,000	95,523
	Value Partners Group Ltd.	5,786,000	2,853,556
	Vanke Overseas Investment Holding Co. Ltd.	16,000	5,108
	Vedan International Holdings Ltd.	3,576,000	307,292
#	Vitasoy International Holdings Ltd.	2,975,000	5,809,054
*	Vobile Group Ltd.	3,623,000	2,482,483
# Ω	VPower Group International Holdings Ltd.	4,579,397	703,641
	VSTECS Holdings Ltd.	6,261,600	6,202,850
	VTech Holdings Ltd.	1,345,100	10,638,165
	Wai Kee Holdings Ltd.	6,542,738	3,212,069
	Wang On Group Ltd.	41,740,000	423,752
*	Wealthking Investments Ltd.	7,296,000	669,827
	Wing On Co. International Ltd.	759,000	1,736,098
#	Wing Tai Properties Ltd.	2,187,331	1,226,489
*	YT Realty Group Ltd.	1,968,124	397,191
	YTO Express Holdings Ltd.	728,000	259,462
*	Yue Yuen Industrial Holdings Ltd.	2,644,500	4,465,332
# *	Yunfeng Financial Group Ltd.	612,000	134,869

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#	Zensun Enterprises Ltd.	929,000	$525,839
*	Zhaobangji Properties Holdings Ltd.	1,440,000	83,655
TOTAL HONG KONG			376,885,168
NEW ZEALAND — (4.3%)
*	AFT Pharmaceuticals Ltd.	34,226	95,932
*	Air New Zealand Ltd.	556,687	528,054
	Arvida Group Ltd.	1,087,209	1,216,689
	Briscoe Group Ltd.	34,115	133,446
	Chorus Ltd.	2,706,159	12,391,980
	Colonial Motor Co. Ltd.	144,588	1,015,643
	Comvita Ltd.	50,282	111,599
	Delegat Group Ltd.	6,400	56,045
# *	Eroad Ltd.	24,092	72,860
#	Freightways Ltd.	942,268	7,503,080
	Genesis Energy Ltd.	257,025	452,273
# *	Gentrack Group Ltd.	71,302	84,778
	Hallenstein Glasson Holdings Ltd.	312,895	1,285,969
	Heartland Group Holdings Ltd.	2,110,558	3,286,452
#	Investore Property Ltd.	608,266	730,224
	Kathmandu Holdings Ltd.	2,509,713	2,321,499
*	Millennium & Copthorne Hotels New Zealand Ltd.	366,312	548,741
#	Napier Port Holdings Ltd.	46,155	91,421
# *	NEW Zealand King Salmon Investments Ltd.	63,420	50,584
# *	New Zealand Refining Co. Ltd.	878,074	550,127
#	NZME Ltd.	945,851	792,016
#	NZX Ltd.	1,421,344	1,649,695
	Oceania Healthcare Ltd.	1,288,639	1,004,722
# *	Pacific Edge Ltd.	1,418,192	1,013,218
	PGG Wrightson Ltd.	120,785	427,953
*	Plexure Group Ltd.	27,580	7,627
*	Pushpay Holdings Ltd.	2,728,665	1,957,850
*	Rakon Ltd.	182,922	223,576
# *	Restaurant Brands New Zealand Ltd.	161,636	1,543,051
	Richina Pacific Ltd.	274,180	0
# *	Sanford Ltd.	362,156	1,096,643
#	Scales Corp. Ltd.	436,710	1,384,441
#	Scott Technology Ltd.	51,657	110,951
*	Serko Ltd.	121,000	422,042
	Skellerup Holdings Ltd.	745,484	2,896,696
*	SKY Network Television Ltd.	364,275	579,210
	SKYCITY Entertainment Group Ltd.	4,499,515	8,085,453
	Steel & Tube Holdings Ltd.	575,667	583,561
	Summerset Group Holdings Ltd.	894,414	7,209,220
*	Synlait Milk Ltd.	456,664	949,941
*	Tourism Holdings Ltd.	683,001	1,227,047
	TOWER Ltd.	2,257,219	1,010,003
#	Trustpower Ltd.	237,979	1,103,869
#	Turners Automotive Group Ltd.	109,772	305,743
# *	Vista Group International Ltd.	516,999	711,516
	Warehouse Group Ltd.	381,575	752,746
	Z Energy Ltd.	1,685,119	3,941,386
TOTAL NEW ZEALAND			73,517,572
SINGAPORE — (10.2%)
* ††	Abterra Ltd.	230,320	1,245
	AEM Holdings Ltd.	855,100	2,874,809
*	Amara Holdings Ltd.	974,800	257,398

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#	Ascendas India Trust	5,025,900	$4,850,433
#	Avarga Ltd.	2,626,500	524,602
# *	Banyan Tree Holdings Ltd.	810,900	189,207
# * ††	Best World International Ltd.	2,911,550	544,831
#	Bonvests Holdings Ltd.	950,000	651,617
	Boustead Singapore Ltd.	2,137,682	1,535,745
#	Bukit Sembawang Estates Ltd.	1,182,703	4,382,163
	Bund Center Investment Ltd.	659,825	250,355
# *	Centurion Corp. Ltd.	1,405,100	338,654
#	China Aviation Oil Singapore Corp. Ltd.	2,450,399	1,699,091
	China Sunsine Chemical Holdings Ltd.	3,581,800	1,235,841
#	Chip Eng Seng Corp. Ltd.	3,702,500	1,183,172
	Chuan Hup Holdings Ltd.	3,937,600	642,083
	Civmec Ltd.	162,700	75,364
	ComfortDelGro Corp. Ltd.	7,004,400	7,072,559
*	COSCO Shipping International Singapore Co. Ltd.	6,633,900	1,233,809
# *	Creative Technology Ltd.	307,250	511,910
#	CSE Global Ltd.	2,341,800	824,732
#	Dasin Retail Trust	296,700	69,148
#	Del Monte Pacific Ltd.	2,230,164	630,395
#	Delfi Ltd.	979,700	531,324
	DMX Technologies Group Ltd.	2,096,000	0
# * ††	Ezion Holdings Ltd.	9,845,878	59,034
# * ††	Ezra Holdings Ltd.	8,161,986	12,446
#	Far East Orchard Ltd.	1,230,903	1,003,776
#	First Resources Ltd.	5,103,200	6,259,709
#	First Sponsor Group Ltd.	484,728	478,417
#	Food Empire Holdings Ltd.	1,450,100	715,998
	Fraser & Neave Ltd.	309,900	321,285
#	Frencken Group Ltd.	1,554,400	1,903,769
	Fu Yu Corp. Ltd.	3,627,000	726,219
*	Gallant Venture Ltd.	5,386,600	514,529
	Geo Energy Resources Ltd.	3,123,600	848,585
#	GK Goh Holdings Ltd.	1,455,865	1,254,694
#	Golden Agri-Resources Ltd.	35,359,600	6,461,022
# *	Golden Energy & Resources Ltd.	763,800	170,169
	GP Industries Ltd.	369,409	172,021
#	GuocoLand Ltd.	1,815,614	2,006,939
# *	Halcyon Agri Corp. Ltd.	1,635,533	278,878
	Hanwell Holdings Ltd.	1,562,419	463,456
	Haw Par Corp. Ltd.	385,000	3,317,549
#	Hiap Hoe Ltd.	498,000	234,935
#	Ho Bee Land Ltd.	1,569,700	3,259,888
#	Hong Fok Corp. Ltd.	3,392,894	1,838,580
	Hong Fok Land Ltd.	1,210,000	0
#	Hong Leong Asia Ltd.	1,782,800	1,075,397
#	Hong Leong Finance Ltd.	1,002,000	1,804,689
	Hotel Grand Central Ltd.	1,632,854	1,248,829
#	Hour Glass Ltd.	1,643,332	2,308,318
	HRnetgroup Ltd.	130,100	73,239
	Hutchison Port Holdings Trust	24,983,000	5,901,159
	Hwa Hong Corp. Ltd.	2,123,500	516,566
# * ††	Hyflux Ltd.	3,707,700	114,707
#	iFAST Corp. Ltd.	754,900	3,505,447
*	Indofood Agri Resources Ltd.	3,097,300	722,748
	InnoTek Ltd.	336,600	171,881
#	ISDN Holdings Ltd.	378,544	183,446
#	Japfa Ltd.	2,101,410	960,380
#	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#	K1 Ventures Ltd.	1,004,840	$0
	Keppel Infrastructure Trust	18,059,446	7,493,049
	Koufu Group Ltd.	218,100	123,750
#	KSH Holdings Ltd.	1,278,300	322,236
#	Low Keng Huat Singapore Ltd.	949,801	304,094
*	Mandarin Oriental International Ltd.	1,454,800	3,160,242
#	Metro Holdings Ltd.	3,026,492	1,688,025
	Mewah International, Inc.	89,000	24,877
	Micro-Mechanics Holdings Ltd.	109,200	268,303
# * ††	Midas Holdings Ltd.	8,576,553	228,547
# *	mm2 Asia Ltd.	6,678,900	258,737
#	Nanofilm Technologies International Ltd.	115,200	243,213
#	NSL Ltd.	409,900	256,660
# *	Oceanus Group Ltd.	8,888,300	185,806
	OUE Ltd.	2,139,500	2,095,139
#	Oxley Holdings Ltd.	7,610,441	1,020,344
	Pacific Century Regional Developments Ltd.	179,000	53,752
	Pan-United Corp. Ltd.	2,383,050	605,571
	Propnex Ltd.	326,000	390,105
#	Q&M Dental Group Singapore Ltd.	1,136,160	479,761
	QAF Ltd.	1,604,980	1,052,488
# *	Raffles Education Corp. Ltd.	2,803,923	141,476
#	Raffles Medical Group Ltd.	6,686,432	6,348,658
	Riverstone Holdings Ltd.	971,600	507,543
*	Roxy-Pacific Holdings Ltd.	505,740	179,373
#	SBS Transit Ltd.	817,100	1,763,406
	Sembcorp Industries Ltd.	5,133,300	8,717,829
*	Sembcorp Marine Ltd.	1,060,100	64,667
#	Sheng Siong Group Ltd.	3,933,300	4,346,615
*	SHS Holdings Ltd.	2,175,300	249,874
*	SIA Engineering Co. Ltd.	1,634,600	2,602,350
#	SIIC Environment Holdings Ltd.	5,686,720	1,012,295
#	Sinarmas Land Ltd.	7,118,700	1,343,661
#	Sing Holdings Ltd.	1,579,500	438,820
	Sing Investments & Finance Ltd.	350,675	392,548
	Singapore Land Group Ltd.	101,169	195,216
#	Singapore Post Ltd.	10,604,100	5,003,900
	Singapore Press Holdings Ltd.	7,439,300	12,832,447
	Singapore Shipping Corp. Ltd.	1,640,700	341,951
	Stamford Land Corp. Ltd.	3,057,100	818,147
	StarHub Ltd.	5,309,300	5,076,724
	Straco Corp. Ltd.	130,000	40,544
#	Straits Trading Co. Ltd.	286,100	664,700
# * ††	Swiber Holdings Ltd.	2,895,250	43,720
	Thomson Medical Group Ltd.	317,800	19,622
	Tiong Woon Corp. Holding Ltd.	26,600	9,278
#	Tuan Sing Holdings Ltd.	4,546,275	1,498,633
	UMS Holdings Ltd.	2,627,768	2,359,327
	United Overseas Insurance Ltd.	181,850	891,894
	UOB-Kay Hian Holdings Ltd.	2,425,662	2,907,805
#	Valuetronics Holdings Ltd.	2,764,450	1,077,332
#	Vicom Ltd.	557,500	838,860
#	Wee Hur Holdings Ltd.	2,851,100	412,859
#	Wing Tai Holdings Ltd.	3,932,167	5,141,919
#	Yeo Hiap Seng Ltd.	228,759	149,184
TOTAL SINGAPORE			171,687,067

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
UNITED STATES — (0.0%)
	Clean Seas Seafood Ltd.	16,006	$6,677
TOTAL COMMON STOCKS			1,652,372,608
PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
	Catapult Group International Ltd.	51,120	50,241
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Decmil Group Ltd. Warrants 09/15/22	5,306	0
HONG KONG — (0.0%)
*	APAC Resources Ltd. Warrants 10/06/22	753,303	7,246
SINGAPORE — (0.0%)
# *	Ezion Holdings Ltd. Warrants 04/16/23	5,659,201	0
*	Stamford Land Corp. Ltd. Rights 02/28/22	2,945,160	43,601
TOTAL SINGAPORE			43,601
TOTAL RIGHTS/WARRANTS			50,847
TOTAL INVESTMENT SECURITIES (Cost $1,670,842,879)			1,652,473,696

			Value†
SECURITIES LENDING COLLATERAL — (1.9%)
@ §	The DFA Short Term Investment Fund	2,696,730	31,198,464
TOTAL INVESTMENTS — (100.0%)
(Cost $1,702,037,643)^^			$1,683,672,160

ADR	American Depositary Receipt
SA	Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Summary of the Series' investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$371,667	$1,023,319,325	$4,595	$1,023,695,587
China	—	6,580,537	—	6,580,537
Hong Kong	—	376,022,876	862,292	376,885,168
New Zealand	—	73,517,572	—	73,517,572
Singapore	—	170,682,537	1,004,530	171,687,067
United States	—	6,677	—	6,677

The Asia Pacific Small Company Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Australia	—	$50,241	—	$50,241
Rights/Warrants
Hong Kong	—	7,246	—	7,246
Singapore	—	43,601	—	43,601
Securities Lending Collateral	—	31,198,464	—	31,198,464
TOTAL	$371,667	$1,681,429,076	$1,871,417^	$1,683,672,160

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The United Kingdom Small Company Series
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)

		Shares	Value»
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (3.4%)
	4imprint Group PLC	159,861	$6,084,274
Ω	Airtel Africa PLC	830,930	1,719,315
*	Ascential PLC	1,354,118	6,468,721
	Bloomsbury Publishing PLC	295,950	1,518,950
	Centaur Media PLC	254,249	165,789
*	Cineworld Group PLC	190,135	102,154
	Euromoney Institutional Investor PLC	717,545	8,899,085
# *	Frontier Developments PLC	52,449	976,388
	Future PLC	135,642	5,785,327
	Gamma Communications PLC	164,057	3,450,962
*	Helios Towers PLC	1,385,958	2,865,059
# *	Hyve Group PLC	1,560,375	2,141,391
	Moneysupermarket.com Group PLC	3,234,585	8,265,943
	Next Fifteen Communications Group PLC	80,146	1,337,388
	Reach PLC	2,432,289	8,585,429
	STV Group PLC	4,918	23,420
*	Tremor International Ltd.	126,669	892,345
*	Tremor International Ltd., ADR	2,906	42,457
TOTAL COMMUNICATION SERVICES			59,324,397
CONSUMER DISCRETIONARY — (19.4%)
	888 Holdings PLC	2,249,900	7,766,238
# *	AO World PLC	272,456	370,403
*	ASOS PLC	20,712	621,426
* Ω	Aston Martin Lagonda Global Holdings PLC	135,310	2,196,271
	Bellway PLC	290,781	11,188,995
*	Boohoo Group PLC	704,428	1,021,776
*	Card Factory PLC	946,976	750,694
*	Cazoo Group Ltd.	576,667	2,733,402
	Coats Group PLC	3,229,467	2,857,471
* Ω	Countryside Partnerships PLC	2,740,160	11,427,939
	Crest Nicholson Holdings PLC	1,737,404	7,552,498
	Currys PLC	5,372,637	7,748,751
#	DFS Furniture PLC	1,228,712	3,939,214
# *	Dignity PLC	211,780	1,892,108
	Domino's Pizza Group PLC	3,183,139	16,687,787
	Dunelm Group PLC	712,296	12,836,472
*	Frasers Group PLC	1,628,144	16,173,011
	Fuller Smith & Turner PLC, Class A	146,090	1,367,659
	Games Workshop Group PLC	164,324	17,618,443
	Greggs PLC	625,080	22,669,934
* Ω	Gym Group PLC	964,324	3,210,446
	Halfords Group PLC	1,293,157	5,703,133
	Headlam Group PLC	502,271	3,010,604
	Henry Boot PLC	538,578	2,050,976
*	Hollywood Bowl Group PLC	271,886	923,487
* Ω	Hostelworld Group PLC	163,985	173,752
	Inchcape PLC	2,459,460	28,045,723
*	J D Wetherspoon PLC	525,236	6,377,237
*	Joules Group PLC	3,586	5,717
*	Lookers PLC	1,420,953	1,791,547
*	Marks & Spencer Group PLC	7,572,745	22,410,844
*	Marston's PLC	4,773,456	5,219,203

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*	Mitchells & Butlers PLC	2,091,290	$7,096,202
	MJ Gleeson PLC	240,572	2,328,677
*	Motorpoint group PLC	51,520	208,884
# *	N Brown Group PLC	948,958	498,416
* Ω	On the Beach Group PLC	826,273	3,232,283
*	Pendragon PLC	3,945,379	1,211,413
	Pets at Home Group PLC	3,183,397	18,433,112
*	Photo-Me International PLC	1,529,544	1,543,726
*	Playtech PLC	1,947,421	15,341,558
*	PPHE Hotel Group Ltd.	14,433	280,706
*	Rank Group PLC	1,027,396	2,186,866
	Redrow PLC	1,608,116	13,547,797
*	Restaurant Group PLC	1,104,930	1,416,687
	Smiths News PLC	23,379	11,094
*	Sportech PLC	170,201	83,274
*	SSP Group PLC	3,404,583	12,631,896
*	Studio Retail Group PLC	220,669	307,099
*	Superdry PLC	453,939	1,279,088
*	Ted Baker PLC	283,991	337,647
Ω	TI Fluid Systems PLC	282,490	909,547
	Topps Tiles PLC	786,772	673,965
	Vertu Motors PLC	1,091,716	976,365
	Vistry Group PLC	988,666	13,707,561
	Vitec Group PLC	212,668	3,672,964
Ω	Vivo Energy PLC	564,005	1,009,302
* Ω	Watches of Switzerland Group PLC	138,560	2,413,920
*	WH Smith PLC	97,469	2,186,763
	Wickes Group PLC	2,017,063	5,573,998
	Young & Co's Brewery PLC, Class A	2,737	55,695
TOTAL CONSUMER DISCRETIONARY			341,499,666
CONSUMER STAPLES — (6.8%)
	AG Barr PLC	726,615	4,834,705
	Anglo-Eastern Plantations PLC	122,466	1,196,302
Ω	Bakkavor Group PLC	110,157	181,524
	Britvic PLC	1,697,187	20,829,144
*	C&C Group PLC	1,552,838	4,655,145
	Carr's Group PLC	349,511	742,437
	Cranswick PLC	368,799	18,275,849
	Devro PLC	1,338,335	4,004,150
	Fevertree Drinks PLC	644,091	18,517,664
*	Greencore Group PLC	4,153,904	6,914,414
	Hilton Food Group PLC	316,783	4,452,836
*	McBride PLC	895,746	599,549
# *	Naked Wines PLC	26,543	187,234
	Nichols PLC	2,884	50,454
	Premier Foods PLC	4,679,333	7,466,485
	PZ Cussons PLC	1,709,954	4,461,226
	Tate & Lyle PLC	2,401,963	22,975,371
TOTAL CONSUMER STAPLES			120,344,489
ENERGY — (2.9%)
# *	Capricorn Energy PLC	4,040,365	11,264,727
	Diversified Energy Co. PLC	2,509,653	3,594,074
# *	Energean PLC	220,918	2,815,220
*	EnQuest PLC	12,365,979	3,565,470
	Genel Energy PLC	814,940	1,621,266
	Gulf Keystone Petroleum Ltd.	1,529,511	4,576,931

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
ENERGY — (Continued)
	Hunting PLC	828,220	$2,408,087
*	John Wood Group PLC	3,708,282	11,163,187
*	Lamprell PLC	1,293,820	578,345
*	Pantheon Resources PLC	48,702	52,693
*	Petrofac Ltd.	2,192,330	3,525,481
*	Pharos Energy PLC	1,027,575	353,367
	Serica Energy PLC	581,564	2,021,397
# *	Tullow Oil PLC	4,037,562	2,732,673
TOTAL ENERGY			50,272,918
FINANCIALS — (17.6%)
	AJ Bell PLC	552,971	2,521,711
# *	Allied Minds PLC	211,640	51,893
	Ashmore Group PLC	2,404,758	9,217,935
	Bank of Georgia Group PLC	285,869	5,657,363
*	Beazley PLC	3,323,724	22,066,868
	Brewin Dolphin Holdings PLC	2,271,334	10,084,928
	Brooks Macdonald Group PLC	628	21,623
	Burford Capital Ltd.	828,684	7,555,768
	Charles Stanley Group PLC	124,654	863,383
	Chesnara PLC	863,650	3,291,203
	Close Brothers Group PLC	944,961	16,420,719
Ω	CMC Markets PLC	868,772	2,706,385
* Ω	Funding Circle Holdings PLC	104,248	133,785
*	Georgia Capital PLC	25,219	219,063
	Hiscox Ltd.	1,687,007	22,174,624
	IG Group Holdings PLC	2,159,009	23,768,138
	Impax Asset Management Group PLC	157,506	2,330,059
	IntegraFin Holdings PLC	384,198	2,564,243
	International Personal Finance PLC	828,317	1,402,376
	Investec PLC	1,348,593	7,766,133
	IP Group PLC	6,511,353	8,557,891
Ω	JTC PLC	123,219	1,303,698
	Jupiter Fund Management PLC	3,068,266	9,518,871
*	Just Group PLC	7,065,496	8,221,965
	Lancashire Holdings Ltd.	1,472,663	10,903,323
	Liontrust Asset Management PLC	86,946	1,906,166
	Man Group PLC	9,589,402	25,050,631
*	Metro Bank PLC	150,025	196,873
	Morses Club PLC	15,836	9,565
	Mortgage Advice Bureau Holdings Ltd.	2,530	44,493
	Ninety One PLC	741,112	2,607,476
	Numis Corp. PLC	300,713	1,302,475
	OSB Group PLC	1,391,691	10,338,811
	Paragon Banking Group PLC	1,965,053	15,135,517
	Plus500 Ltd.	505,398	10,035,213
	Polar Capital Holdings PLC	218,605	1,859,656
*	Provident Financial PLC	1,632,928	6,924,915
Ω	Quilter PLC	10,158,967	18,864,363
	Rathbones Group PLC	359,843	9,085,914
	Record PLC	18,948	19,982
	River & Mercantile Group PLC	10,512	40,801
	S&U PLC	28,532	1,035,685
Ω	Sabre Insurance Group PLC	218,308	670,554
*	Saga PLC	631,879	2,452,758
	Sanne Group PLC	46,400	572,001
	TBC Bank Group PLC	52,131	992,725
	TP ICAP Group PLC	3,765,628	7,138,523
*	Virgin Money UK PLC	5,492,446	14,216,810

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
*	Waterloo Investment Holdings Ltd.	4,000	$0
TOTAL FINANCIALS			309,825,855
HEALTH CARE — (3.4%)
*	4d pharma PLC	42,478	21,710
	Advanced Medical Solutions Group PLC	424,274	1,690,896
	Alliance Pharma PLC	1,986,783	2,908,252
	CareTech Holdings PLC	301,380	2,218,947
*	Circassia Group PLC	202,629	114,550
	Clinigen Group PLC	380,086	4,664,720
	CVS Group PLC	434,513	11,541,532
	EKF Diagnostics Holdings PLC	79,384	67,287
	EMIS Group PLC	331,668	5,885,193
*	Ergomed PLC	2,920	44,619
	Genus PLC	3,226	166,523
*	Indivior PLC	3,566,065	10,856,549
Ω	Integrated Diagnostics Holdings PLC	1,249,693	1,638,924
*	Mediclinic International PLC	2,400,508	10,354,856
*	Oxford Biomedica PLC	58,695	669,728
*	PureTech Health PLC	207,779	771,373
* Ω	Spire Healthcare Group PLC	1,728,104	5,561,599
TOTAL HEALTH CARE			59,177,258
INDUSTRIALS — (24.6%)
	Air Partner PLC	253,425	420,569
	Avon Protection PLC	174,981	2,661,809
*	Babcock International Group PLC	2,860,533	11,717,363
	Balfour Beatty PLC	3,601,772	12,346,640
	Begbies Traynor Group PLC	44,955	75,091
Ω	Biffa PLC	1,432,234	6,576,862
	Bodycote PLC	1,234,838	13,279,759
	Braemar Shipping Services PLC	91,109	326,350
	Chemring Group PLC	1,911,985	7,083,116
	Clarkson PLC	200,309	8,915,336
	Clipper Logistics PLC	224,285	2,037,487
*	Costain Group PLC	237,261	156,282
*	De La Rue PLC	498,978	791,198
# *	Dialight PLC	89,929	397,922
	Diploma PLC	597,213	22,415,227
	DiscoverIE Group PLC	594,382	6,863,391
# *	Esken Ltd.	1,707,178	287,813
# *	Firstgroup PLC	5,056,820	6,964,238
	Galliford Try Holdings PLC	554,808	1,317,514
	Genuit Group PLC	1,481,614	11,485,809
*	Go-Ahead Group PLC	275,431	2,470,748
	Goodwin PLC	383	16,252
	Grafton Group PLC	1,537,203	24,162,712
	Hays PLC	8,955,289	17,450,571
	HomeServe PLC	205,956	2,122,860
	IMI PLC	609,979	13,628,619
*	Industrial & Commercial Bank of China Ltd.	5,000	0
*	James Fisher & Sons PLC	243,061	1,258,130
	James Halstead PLC	19,038	74,064
*	JET2 PLC	578,303	10,299,314
*	John Menzies PLC	177,075	685,822
*	Johnson Service Group PLC	294,339	602,516
	Keller Group PLC	426,199	4,890,387
*	Kier Group PLC	1,572,493	2,087,809

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
Ω	Luceco PLC	278,939	$1,127,697
	Mears Group PLC	696,620	1,839,293
*	Meggitt PLC	2,411,365	24,355,383
	Mitie Group PLC	7,137,464	5,783,395
	Morgan Advanced Materials PLC	1,903,123	8,234,903
	Morgan Sindall Group PLC	256,602	7,414,086
*	National Express Group PLC	2,985,348	10,124,146
	Norcros PLC	134,719	557,224
	Pagegroup PLC	2,011,469	15,871,852
	Porvair PLC	18,060	163,483
	QinetiQ Group PLC	3,372,039	12,237,561
	Redde Northgate PLC	1,414,810	7,373,552
	Renew Holdings PLC	48,017	469,456
*	Renewi PLC	573,673	5,168,707
	Ricardo PLC	297,351	1,857,540
	Robert Walters PLC	396,868	3,935,294
	Rotork PLC	5,001,831	22,989,029
	Royal Mail PLC	167,450	1,000,624
	RPS Group PLC	968,880	1,465,906
	RWS Holdings PLC	54,693	372,058
*	Senior PLC	2,330,880	4,219,327
	Serco Group PLC	1,904,154	3,444,433
	Severfield PLC	1,090,941	1,038,591
*	SIG PLC	4,369,560	2,434,448
	Smart Metering Systems PLC	457,608	4,555,771
	Speedy Hire PLC	3,226,082	2,497,952
*	Stagecoach Group PLC	2,360,397	2,915,404
	SThree PLC	872,133	5,537,750
	TClarke PLC	64,836	131,819
	Travis Perkins PLC	1,074,175	21,795,114
	Trifast PLC	524,611	1,115,915
	Tyman PLC	956,236	4,833,658
	Ultra Electronics Holdings PLC	566,936	22,242,720
	Vesuvius PLC	1,467,248	9,093,011
	Volex PLC	449,901	1,821,829
	Volution Group PLC	561,095	3,801,799
	Vp PLC	153,784	2,030,479
	Wilmington PLC	334,384	1,080,135
	Wincanton PLC	649,186	3,389,263
	XP Power Ltd.	104,364	6,862,530
TOTAL INDUSTRIALS			433,052,717
INFORMATION TECHNOLOGY — (7.7%)
	Bytes Technology Group PLC	273,294	1,712,922
*	Capita PLC	11,072,752	4,764,165
*	CentralNic Group PLC	21,917	37,608
	Computacenter PLC	505,685	18,209,206
	dotdigital group PLC	423,932	843,204
*	FD Technologies PLC	30,526	665,753
	FDM Group Holdings PLC	443,381	6,484,901
	GB Group PLC	167,768	1,497,961
	Gooch & Housego PLC	1,817	24,228
	IDOX PLC	140,149	126,739
#	iomart Group PLC	236,264	522,151
*	IQE PLC	1,467,026	632,373
	Kainos Group PLC	485,776	9,986,660
	Keywords Studios PLC	92,537	3,148,023
*	Kin & Carta PLC	515,456	1,612,648
	Learning Technologies Group PLC	799,133	1,814,299

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Micro Focus International PLC	1,206,784	$7,424,288
	NCC Group PLC	1,774,748	4,566,157
* Ω	Network International Holdings PLC	166,023	591,192
	Oxford Instruments PLC	390,735	11,569,719
	PayPoint PLC	455,934	4,074,362
	Renishaw PLC	47,702	2,945,586
	RM PLC	358,749	899,969
	Softcat PLC	666,388	14,765,605
	Spectris PLC	380,196	17,349,728
	Spirent Communications PLC	4,152,728	13,868,218
	Strix Group PLC	243,544	799,665
*	Trellus Health Ltd.	1,632	0
	TT Electronics PLC	1,084,117	3,444,069
*	Xaar PLC	500,521	1,458,990
TOTAL INFORMATION TECHNOLOGY			135,840,389
MATERIALS — (6.4%)
*	Accsys Technologies PLC	9,505	21,229
*	Aclara Resources, Inc.	244,826	240,752
	Anglo Pacific Group PLC	1,198,093	2,221,115
	Breedon Group PLC	1,168,434	1,346,348
*	Carclo PLC	32,211	14,265
	Castings PLC	172,368	815,432
	Centamin PLC	7,445,413	8,972,676
	Central Asia Metals PLC	669,756	2,012,458
*	Elementis PLC	3,398,485	6,557,735
	Essentra PLC	1,720,465	8,017,469
	Ferrexpo PLC	1,987,225	6,526,413
Ω	Forterra PLC	1,600,777	5,735,087
	Gem Diamonds Ltd.	413,552	269,000
	Hill & Smith Holdings PLC	554,006	11,216,920
	Hochschild Mining PLC	1,781,849	2,496,904
Ω	Ibstock PLC	2,896,646	7,761,979
	Marshalls PLC	1,395,877	13,290,440
	Pan African Resources PLC	2,222,537	546,086
*	Petra Diamonds Ltd.	17,532	19,805
*	Petropavlovsk PLC	3,453,464	705,416
	RHI Magnesita NV	127,640	5,887,344
# *	SolGold PLC	696,606	250,225
	Synthomer PLC	2,182,281	10,773,876
	Treatt PLC	36,343	517,712
	Victrex PLC	561,817	15,648,989
	Zotefoams PLC	103,100	502,845
TOTAL MATERIALS			112,368,520
REAL ESTATE — (3.8%)
	CLS Holdings PLC	773,837	2,344,602
	Foxtons Group PLC	1,224,286	683,525
	Grainger PLC	4,278,672	17,424,740
	Harworth Group PLC	5,025	12,607
	Helical PLC	816,328	4,762,395
*	IWG PLC	4,050,097	15,598,977
	LSL Property Services PLC	438,441	2,342,092
# *	Purplebricks Group PLC	106,323	29,641
*	Raven Property Group Ltd.	844,687	319,626
	Savills PLC	986,247	17,972,116
	Sirius Real Estate Ltd.	1,493,883	2,611,154

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
REAL ESTATE — (Continued)
	Watkin Jones PLC	749,686	$2,684,418
TOTAL REAL ESTATE			66,785,893
UTILITIES — (3.1%)
*	Centrica PLC	19,338,945	19,015,290
Ω	ContourGlobal PLC	142,157	359,506
	Drax Group PLC	2,521,289	20,541,101
	Pennon Group PLC	469,965	6,886,206
	Telecom Plus PLC	420,402	8,518,177
TOTAL UTILITIES			55,320,280
TOTAL COMMON STOCKS Cost ($1,441,746,521)			1,743,812,382

			Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@ §	The DFA Short Term Investment Fund	1,294,453	14,975,529
TOTAL INVESTMENTS — (100.0%)
(Cost $1,456,719,313)^^			$1,758,787,911

ADR	American Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Summary of the Series' investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$42,457	$59,281,940	—	$59,324,397
Consumer Discretionary	—	341,499,666	—	341,499,666
Consumer Staples	—	120,344,489	—	120,344,489
Energy	—	50,272,918	—	50,272,918
Financials	—	309,825,855	—	309,825,855
Health Care	—	59,177,258	—	59,177,258
Industrials	—	433,052,717	—	433,052,717
Information Technology	—	135,840,389	—	135,840,389
Materials	—	112,368,520	—	112,368,520
Real Estate	—	66,785,893	—	66,785,893
Utilities	—	55,320,280	—	55,320,280
Securities Lending Collateral	—	14,975,529	—	14,975,529
TOTAL	$42,457	$1,758,745,454	—	$1,758,787,911

The Continental Small Company Series
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.2%)
AUSTRIA — (3.4%)
	Agrana Beteiligungs AG	83,141	$1,615,561
	ANDRITZ AG	444,676	23,658,345
	AT&S Austria Technologie & Systemtechnik AG	196,445	9,149,662
	Atrium European Real Estate Ltd.	1,073,908	3,646,754
Ω	BAWAG Group AG	115,138	6,910,026
# *	DO & Co. AG	46,589	4,802,395
	EVN AG	241,985	7,123,277
# *	FACC AG	144,102	1,253,115
*	Flughafen Wien AG	30,811	984,120
#	IMMOFINANZ AG	681,828	17,687,587
	Josef Manner & Comp AG	870	108,118
# *	Kapsch TrafficCom AG	29,728	475,180
# *	Lenzing AG	86,282	10,590,900
	Mayr Melnhof Karton AG	56,392	10,971,240
	Oberbank AG	25,007	2,640,430
#	Oesterreichische Post AG	233,159	9,786,583
	Palfinger AG	102,246	3,494,073
#	POLYTEC Holding AG	109,361	961,996
*	Porr AG	100,602	1,423,597
	Raiffeisen Bank International AG	95,986	2,697,902
#	Rosenbauer International AG	21,100	1,056,507
	S IMMO AG	346,922	8,890,877
*	Schoeller-Bleckmann Oilfield Equipment AG	69,387	2,925,612
	Semperit AG Holding	71,506	2,169,892
	Strabag SE	106,594	4,587,963
	Telekom Austria AG	1,152,776	9,971,359
	UBM Development AG	21,002	994,932
	UNIQA Insurance Group AG	1,011,545	9,376,241
	Vienna Insurance Group AG Wiener Versicherung Gruppe	301,712	8,837,128
	voestalpine AG	560,917	18,647,759
	Wienerberger AG	675,803	24,468,819
	Zumtobel Group AG	155,917	1,420,232
TOTAL AUSTRIA			213,328,182
BELGIUM — (4.2%)
	Ackermans & van Haaren NV	173,849	33,557,175
*	AGFA-Gevaert NV	1,285,515	5,454,450
#	Atenor	22,537	1,440,551
	Banque Nationale de Belgique	87	163,462
	Barco NV	463,999	9,582,252
	Bekaert SA	254,892	11,866,947
# * Ω	Biocartis Group NV	227,423	756,644
*	bpost SA	598,601	4,418,873
# *	Celyad Oncology SA	42,190	152,177
	Cie d'Entreprises CFE	49,898	6,759,300
	Deceuninck NV	480,813	1,822,948
	D'ieteren Group	193,794	33,765,563
	Econocom Group SA/NV	727,792	2,910,483
#	Elia Group SA	131,492	17,744,151
	Etablissements Franz Colruyt NV	92,593	3,761,099
# *	Euronav NV	1,350,857	11,132,284
	EVS Broadcast Equipment SA	69,287	1,648,916
#	Exmar NV	145,690	730,354
	Fagron	299,623	5,150,482
*	Galapagos NV	140,803	9,487,988

The Continental Small Company Series
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Gimv NV	120,857	$7,367,284
*	Greenyard NV	2,890	29,607
#	Immobel SA	23,226	2,071,013
	Ion Beam Applications	132,008	2,255,377
	Jensen-Group NV	20,961	679,067
*	Kinepolis Group NV	95,538	5,785,878
	Lotus Bakeries NV	1,935	12,410,683
# *	MDxHealth SA	69,016	61,549
	Melexis NV	123,644	12,964,424
# *	Ontex Group NV	398,872	2,920,953
# *	Oxurion NV	128,049	235,699
*	Picanol	26,368	2,004,791
#	Proximus SADP	686,497	14,018,666
	Recticel SA	306,705	5,842,513
	Resilux	5,872	1,509,199
	Roularta Media Group NV	19,318	398,753
	Shurgard Self Storage SA	44,894	2,587,832
	Sipef NV	38,999	2,483,283
	Telenet Group Holding NV	238,905	9,171,213
	TER Beke SA	3,661	477,831
*	Tessenderlo Group SA	205,166	7,991,860
	Van de Velde NV	47,376	1,756,173
	VGP NV	21,302	6,036,245
	Viohalco SA	498,361	2,608,465
TOTAL BELGIUM			265,974,457
DENMARK — (5.4%)
*	ALK-Abello AS	45,003	19,003,406
#	Alm Brand AS	5,895,124	11,176,520
# *	Bang & Olufsen AS	708,657	2,475,896
	BankNordik P/F	10,800	243,301
# *	Bavarian Nordic AS	457,322	13,460,508
*	Brodrene Hartmann AS	16,148	826,242
	cBrain AS	15,860	496,631
	Chemometec AS	57,852	5,998,073
	Columbus AS	490,087	706,329
	D/S Norden AS	198,932	4,528,026
*	Dfds AS	266,261	12,997,884
*	Djurslands Bank AS	6,232	338,719
# *	Drilling Co. of 1972 AS	95,675	3,731,924
	FLSmidth & Co. AS	304,573	10,267,196
	Fluegger Group AS	4,198	382,004
	GronlandsBANKEN AS	1,125	104,351
	H Lundbeck AS	209,309	5,325,649
*	H+H International AS, Class B	131,547	4,065,265
*	Harboes Bryggeri AS, Class B	5,094	61,616
# *	ISS AS	705,579	13,293,285
	Jeudan AS	38,980	1,482,603
*	Jyske Bank AS	449,441	26,473,083
	Lan & Spar Bank	4,895	473,723
	Matas AS	287,314	4,803,930
# Ω	Netcompany Group AS	41,094	3,018,940
*	Nilfisk Holding AS	154,895	5,456,493
*	NKT AS	286,087	12,044,142
# Ω	NNIT AS	71,567	1,049,894
	North Media AS	5,372	79,883
*	NTG Nordic Transport Group AS, Class A	11,529	767,540
*	Parken Sport & Entertainment AS	13,669	178,435
	Per Aarsleff Holding AS	133,444	6,012,760

The Continental Small Company Series
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Ringkjoebing Landbobank AS	196,955	$25,927,002
	Rockwool International AS, Class A	386	125,523
	Royal Unibrew AS	329,207	37,847,400
# *	RTX AS	54,444	1,366,701
Ω	Scandinavian Tobacco Group AS, Class A	446,371	9,622,492
	Schouw & Co. AS	95,121	8,044,574
	SimCorp AS	260,559	24,294,558
	Solar AS, Class B	41,117	4,408,748
	SP Group AS	1,371	75,915
	Spar Nord Bank AS	606,502	8,721,751
	Sydbank AS	461,713	16,297,320
	TCM Group AS	2,578	53,779
# *	Tivoli AS	9,878	1,210,782
	Topdanmark AS	428,065	24,482,444
# *	TORM PLC, Class A	195,257	1,396,460
	UIE PLC	10,336	2,839,902
# *	Zealand Pharma AS	220,278	4,291,340
TOTAL DENMARK			342,330,942
FINLAND — (5.7%)
	Aktia Bank Oyj	344,733	4,472,290
#	Alandsbanken Abp, Class B	23,036	925,871
	Alma Media Oyj	133,889	1,532,544
	Anora Group Oyj	16,685	189,428
	Apetit Oyj	21,105	294,381
	Aspo Oyj	104,670	1,300,426
	Atria Oyj	98,413	1,244,877
*	BasWare Oyj	54,715	1,606,379
#	Bittium Oyj	204,447	1,133,593
	Cargotec Oyj, Class B	279,474	13,953,308
	Caverion Oyj	645,461	4,464,843
	Citycon Oyj	452,512	3,621,843
	Digia Oyj	83,685	680,678
Ω	Enento Group Oyj	2,463	89,490
# *	Finnair Oyj	4,568,940	3,380,907
	Fiskars Oyj Abp	209,781	5,219,348
	F-Secure Oyj	693,951	3,415,597
	Glaston Oyj ABP	9,217	11,235
	Harvia Oyj	70,873	3,745,967
	HKScan Oyj, Class A	234,984	426,183
	Huhtamaki Oyj	648,197	25,554,326
	Ilkka-Yhtyma Oyj	58,887	319,044
#	Kamux Corp.	59,097	756,476
	Kemira Oyj	753,349	11,073,552
	Kojamo Oyj	537,652	12,326,155
	Konecranes Oyj	424,972	17,094,323
	Lassila & Tikanoja Oyj	214,465	2,963,305
# *	Lehto Group Oyj	159,853	126,149
	Marimekko Oyj	1,286	105,918
	Metsa Board Oyj, Class B	1,207,445	13,016,949
	Metso Outotec Oyj	786,354	8,433,338
	Musti Group Oyj	60,210	1,799,467
	Neles Oyj	706,962	9,936,137
	Nokian Renkaat Oyj	798,130	26,984,742
	Olvi Oyj, Class A	99,486	5,398,356
*	Optomed Oy	1,075	10,359
	Oriola Oyj, Class A	6,054	14,674
	Oriola Oyj, Class B	880,807	2,165,699
	Orion Oyj, Class A	143,951	5,806,324

The Continental Small Company Series
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Orion Oyj, Class B	654,122	$26,598,373
*	Outokumpu Oyj	2,443,433	15,830,774
	Pihlajalinna Oyj	77,064	1,086,774
	Ponsse Oyj	71,199	3,213,066
*	QT Group Oyj	84,479	9,806,777
#	Raisio Oyj, Class V	975,693	3,526,715
*	Rapala VMC Oyj	116,693	1,071,159
	Raute Oyj, Class A	1,817	39,569
	Revenio Group Oyj	138,898	7,251,693
Ω	Rovio Entertainment Oyj	29,942	236,162
	Sanoma Oyj	722,281	10,909,335
	Taaleri Oyj	8,120	104,880
	Talenom Oyj	7,120	80,891
	Teleste Oyj	52,966	324,992
Ω	Terveystalo Oyj	99,895	1,304,020
	TietoEVRY Oyj	523,387	15,574,179
	Tokmanni Group Corp.	352,006	7,365,469
	Uponor Oyj	388,285	8,615,675
	Vaisala Oyj, Class A	121,515	6,483,972
	Valmet Oyj	881,875	33,682,619
#	Verkkokauppa.com Oyj	13,945	108,173
# *	Viking Line Abp	11,073	147,344
	Wartsila OYJ Abp	552,615	6,822,810
#	YIT Oyj	1,201,267	5,967,558
TOTAL FINLAND			361,747,460
FRANCE — (10.6%)
	ABC arbitrage	151,699	1,212,190
*	Akka Technologies	78,596	4,294,124
	AKWEL	68,408	1,695,229
	Albioma SA	190,542	7,444,328
# Ω	ALD SA	50,812	761,440
	Altamir	136,094	3,829,494
	Alten SA	143,801	23,454,830
# *	Amplitude Surgical SAS	19,526	47,802
#	Assystem SA	60,928	2,605,605
# *	Atari SA	106,003	38,110
	Atos SE	337,963	12,114,944
	Aubay	47,196	2,806,469
	Axway Software SA	38,973	764,697
#	Bastide le Confort Medical	18,680	914,303
*	Beneteau SA	251,906	4,200,143
#	Bigben Interactive	96,926	1,988,019
	Boiron SA	37,981	1,726,848
	Bonduelle SCA	107,479	2,528,146
*	Bourbon Corp.	28,851	0
	Burelle SA	850	605,306
# *	Casino Guichard Perrachon SA	269,379	5,958,390
*	Catana Group	16,846	151,948
# *	Catering International Services	12,144	172,734
*	Cegedim SA	46,251	1,155,592
*	CGG SA	5,364,913	4,465,876
	Chargeurs SA	143,827	3,622,676
*	Cie des Alpes	137,830	2,302,142
	Cie Plastic Omnium SA	408,687	9,505,769
# *	Claranova SE	66,462	403,044
*	Coface SA	754,461	9,981,472
*	DBV Technologies SA	1,382	4,309
*	Derichebourg SA	716,994	9,016,771

The Continental Small Company Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Ekinops SAS	5,333	$43,648
	Electricite de Strasbourg SA	21,112	2,661,365
# * Ω	Elior Group SA	767,831	4,631,650
*	Elis SA	1,241,126	22,672,474
*	Eramet SA	77,635	8,046,822
*	Esso SA Francaise	4,117	94,297
*	Etablissements Maurel et Prom SA	322,113	957,458
	Eurazeo SE	41,394	3,289,098
#	Eutelsat Communications SA	1,408,273	17,462,300
*	Exel Industries, Class A	10,459	898,484
	Faurecia SE	759,069	32,942,749
	Fnac Darty SA	133,406	7,917,944
*	Gaumont SA	10,715	1,238,015
	Gaztransport Et Technigaz SA	151,824	13,928,608
#	GEA	2,433	280,917
# *	GL Events	58,364	1,144,683
	Groupe Crit	22,187	1,619,196
	Groupe Gorge SA	4,320	74,892
	Groupe SFPI	21,754	74,688
	Guerbet	44,662	1,667,853
	Guillemot Corp.	2,527	45,638
*	Haulotte Group SA	73,020	424,686
	HEXAOM	15,908	687,168
*	ID Logistics Group	14,970	5,435,504
	Imerys SA	230,565	10,595,706
	Infotel SA	637	37,943
# *	Innate Pharma SA	15,558	60,330
	Ipsen SA	1,135	110,436
	IPSOS	286,148	13,074,996
	Jacquet Metals SACA	91,452	2,251,452
*	JCDecaux SA	239,338	6,551,667
	Kaufman & Broad SA	123,411	4,898,496
	Korian SA	488,212	10,703,084
*	Lagardere SA	447,586	12,184,918
	Laurent-Perrier	13,890	1,579,158
	Lectra	182,425	7,832,138
	Linedata Services	15,704	706,596
	LISI	118,139	3,712,087
	LNA Sante SA	33,206	1,536,570
Ω	Maisons du Monde SA	280,575	6,406,206
	Manitou BF SA	69,462	2,587,957
	Manutan International	15,102	1,332,761
	Mersen SA	122,835	5,122,976
# *	METabolic EXplorer SA	13,036	88,660
	Metropole Television SA	247,797	4,834,367
* Ω	Neoen SA	19,798	704,025
	Nexans SA	200,218	18,092,549
	Nexity SA	315,114	13,194,371
# *	Nicox	145,865	376,446
	NRJ Group	87,189	580,852
#	Oeneo SA	128,172	2,016,995
*	OL Groupe SA	10,735	24,292
# *	Onxeo SA	48,958	22,856
	Orpea SA	45,620	2,002,910
	Pharmagest Interactive	5,798	523,863
#	Plastiques Du Val De Loire	14,341	109,954
*	Prodways Group SA	6,480	21,189
	Quadient SA	239,499	4,894,263
# *	Rallye SA	17,941	87,437

The Continental Small Company Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
# * ††	Recylex SA	102,008	$39,709
	Rexel SA	2,087,138	46,521,489
	Robertet SA	2,898	2,841,856
	Rothschild & Co.	131,236	5,694,472
	Rubis SCA	583,068	18,875,540
	Samse SA	7,930	1,816,398
	Savencia SA	35,032	2,529,968
	SCOR SE	607,466	20,722,234
	Seche Environnement SA	19,539	1,399,131
	SES SA	1,442,603	11,099,430
* Ω	SMCP SA	68,883	566,597
#	Societe BIC SA	176,714	10,061,918
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	38,108	2,936,396
#	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	168,589
	Societe pour l'Informatique Industrielle	51,648	2,419,269
*	SOITEC	135,169	24,677,427
# *	Solocal Group	681,417	1,109,001
	Somfy SA	88,911	16,369,973
	Sopra Steria Group SACA	117,863	20,721,840
	SPIE SA	875,309	20,302,392
# * Ω	SRP Groupe SA	56,827	122,834
	Stef SA	25,714	3,000,394
	Sword Group	36,664	1,689,475
	Synergie SE	67,143	2,550,388
*	Technip Energies NV	111,049	1,699,216
	Television Francaise 1	409,975	3,918,762
#	TFF Group	9,347	302,239
	Thermador Groupe	37,127	4,046,474
	Tikehau Capital SCA	19,757	525,615
	Total Gabon	3,969	660,411
	Trigano SA	62,727	11,884,434
*	Ubisoft Entertainment SA	75,905	4,355,769
	Union Financiere de France BQE SA	18,515	344,353
	Valeo	354,874	9,932,428
*	Vallourec SA	384,518	3,420,469
Ω	Verallia SA	98,931	3,102,958
# *	Verimatrix SA	6,175	7,397
	Vetoquinol SA	16,919	2,484,511
	Vicat SA	139,019	5,760,986
	VIEL & Cie SA	156,945	1,021,607
	Vilmorin & Cie SA	35,845	2,026,317
	Virbac SA	26,909	10,825,311
*	Vranken-Pommery Monopole SA	16,787	346,164
	Wavestone	6,292	344,569
* Ω	X-Fab Silicon Foundries SE	138,615	1,352,215
*	Xilam Animation SA	415	18,287
TOTAL FRANCE			673,490,605
GERMANY — (14.5%)
	1&1 AG	236,456	6,293,719
	7C Solarparken AG	57,433	267,540
	Aareal Bank AG	523,741	16,886,994
	Adesso SE	4,542	937,818
#	ADVA Optical Networking SE	394,342	5,936,517
	AIXTRON SE	519,983	10,811,975
	All for One Group SE	4,503	350,996
	Allgeier SE	52,420	2,762,335
	Amadeus Fire AG	5,715	1,065,287
	Atoss Software AG	14,468	2,900,826

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Aurubis AG	293,633	$30,609,240
	Basler AG	34,558	4,642,657
# *	Bauer AG	99,166	1,097,050
	BayWa AG	105,190	4,429,969
	BayWa AG	124	6,349
Ω	Befesa SA	36,917	2,606,235
	Bertrandt AG	38,940	2,278,893
#	bet-at-home.com AG	22,014	392,651
# *	Bijou Brigitte AG	23,422	601,585
	Bilfinger SE	207,655	7,230,848
# *	Borussia Dortmund GmbH & Co. KGaA	672,687	3,261,427
	CANCOM SE	251,635	15,273,501
*	CECONOMY AG	1,156,792	5,147,921
	CENIT AG	54,144	840,862
	Cewe Stiftung & Co. KGAA	45,666	5,611,747
*	Commerzbank AG	1,908,438	16,479,939
	CompuGroup Medical SE & Co. KgaA	196,268	13,009,125
# *	Corestate Capital Holding SA	89,069	1,186,181
	CropEnergies AG	181,742	2,503,199
*	CTS Eventim AG & Co. KGaA	12,009	853,687
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	768,192
	Dermapharm Holding SE	73,664	5,957,089
	Deutsche Beteiligungs AG	115,972	4,812,700
	Deutsche EuroShop AG	335,098	6,296,386
Ω	Deutsche Pfandbriefbank AG	1,147,894	14,164,931
*	Deutz AG	1,035,783	7,096,794
	DIC Asset AG	384,889	6,620,903
	DMG Mori AG	8,226	388,857
#	Dr Hoenle AG	35,520	1,443,951
	Draegerwerk AG & Co. KGaA	20,476	1,130,797
	Duerr AG	397,547	17,593,577
	Eckert & Ziegler Strahlen- und Medizintechnik AG	120,190	10,477,295
*	EDAG Engineering Group AG	51,353	629,608
	Elmos Semiconductor SE	3,179	197,701
*	ElringKlinger AG	221,885	2,639,880
	Encavis AG	383,186	6,036,498
	Energiekontor AG	8,562	605,641
*	Evotec SE	25,861	1,046,457
	Fabasoft AG	509	18,498
	Fielmann AG	141,645	9,033,674
	First Sensor AG	2,691	140,856
# *	flatexDEGIRO AG	38,179	738,794
*	Francotyp-Postalia Holding AG, Class A	54,074	177,716
*	Fraport AG Frankfurt Airport Services Worldwide	145,744	9,955,292
	Freenet AG	1,033,574	28,149,936
	Fuchs Petrolub SE	110,216	3,698,862
	GEA Group AG	742,082	35,059,767
#	Gerresheimer AG	247,359	22,198,135
*	Gesco AG	55,404	1,503,123
	GFT Technologies SE	165,019	8,178,819
# *	Global Fashion Group SA	76,275	348,518
	Grand City Properties SA	789,216	17,417,800
#	GRENKE AG	6,713	212,039
*	H&R GmbH & Co. KGaA	71,674	597,580
	Hamburger Hafen und Logistik AG	191,371	4,111,089
	Hawesko Holding AG	313	18,800
*	Heidelberger Druckmaschinen AG	1,796,984	5,638,163
*	Highlight Communications AG	98,406	414,269
	Hornbach Baumarkt AG	71,873	3,852,261

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Hornbach Holding AG & Co. KGaA	52,927	$8,108,355
	Hugo Boss AG	449,115	28,450,770
*	Hypoport SE	6,760	2,987,307
	Indus Holding AG	138,578	5,317,386
Ω	Instone Real Estate Group SE	36,903	656,673
	IVU Traffic Technologies AG	65,267	1,478,315
	Jenoptik AG	412,949	15,113,277
Ω	JOST Werke AG	7,084	355,792
*	K+S AG	1,510,444	28,836,698
*	Kloeckner & Co. SE	521,683	5,892,009
*	Koenig & Bauer AG	97,502	3,040,243
	Krones AG	114,103	11,331,526
	KSB SE & Co. KGaA	3,293	1,688,345
	KWS Saat SE & Co. KGaA	82,605	6,418,889
	Lanxess AG	575,885	35,062,874
	Leifheit AG	60,643	2,044,325
# *	Leoni AG	215,274	2,336,279
# *	Manz AG	28,275	1,479,619
*	Mediclin AG	86,554	330,148
*	Medigene AG	116,971	300,232
	METRO AG	660,939	6,746,703
	MLP SE	432,853	4,037,170
*	Multitude SE	39,731	192,644
*	Nagarro SE	59,067	10,269,123
	New Work SE	20,199	4,455,186
	Nexus AG	95,872	6,796,344
# *	Nordex SE	677,955	10,879,273
	Norma Group SE	231,400	8,403,868
	OHB SE	37,995	1,561,720
	Patrizia AG	348,340	7,572,670
	Pfeiffer Vacuum Technology AG	48,041	9,460,404
#	PNE AG	491,579	4,670,095
*	Progress-Werk Oberkirch AG	8,558	291,396
	ProSiebenSat.1 Media SE	1,363,524	21,326,787
	PSI Software AG	64,873	2,857,438
*	PVA TePla AG	74,415	2,604,182
*	q.beyond AG	785,304	1,525,588
*	R Stahl AG	14,952	288,871
	Rheinmetall AG	296,163	30,963,780
#	S&T AG	346,499	6,363,706
*	SAF-Holland SE	338,167	4,264,277
*	Salzgitter AG	270,003	9,237,452
	Schloss Wachenheim AG	6,929	155,435
Ω	Scout24 SE	131,236	7,840,620
	Secunet Security Networks AG	7,965	2,836,053
*	SGL Carbon SE	334,832	2,337,235
#	Siltronic AG	146,283	19,102,260
*	Sixt SE	99,016	16,096,738
#	SMA Solar Technology AG	59,742	2,127,888
# *	SNP Schneider-Neureither & Partner SE	3,170	129,705
	Softing AG	14,914	117,985
	Software AG	396,237	15,257,304
	Stabilus SA	175,068	11,789,343
	STRATEC SE	30,473	4,124,858
	Stroeer SE & Co. KGaA	198,163	14,837,673
	Suedzucker AG	529,489	7,413,265
*	SUESS MicroTec SE	148,771	3,208,369
	Surteco Group SE	47,139	1,733,321
	TAG Immobilien AG	1,009,676	26,663,849

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Takkt AG	247,452	$4,189,349
* Ω	TeamViewer AG	199,231	3,010,388
#	Technotrans SE	46,673	1,385,784
*	thyssenkrupp AG	1,223,317	12,589,994
#	Traffic Systems SE	36,351	1,343,689
	United Internet AG	9,465	371,185
# *	va-Q-tec AG	2,370	57,174
#	Varta AG	24,311	2,648,928
	VERBIO Vereinigte BioEnergie AG	173,398	11,052,541
	Vossloh AG	73,133	3,525,709
	Wacker Chemie AG	42,927	6,264,771
	Wacker Neuson SE	227,890	5,724,986
	Washtec AG	83,376	4,689,828
# *	Westwing Group AG	41,567	997,985
	Wuestenrot & Wuerttembergische AG	117,007	2,469,836
	Zeal Network SE	53,966	2,304,940
TOTAL GERMANY			920,045,048
GREECE — (0.0%)
*	Alfa Alfa Energy SA	3,810	0
*	Neorion Holdings SA	14,991	0
IRELAND — (1.1%)
*	AIB Group PLC	839,219	2,216,622
*	Bank of Ireland Group PLC	6,339,548	42,727,748
	Cairn Homes PLC	1,804,479	2,525,966
*	Dalata Hotel Group PLC	192,960	920,408
*	Datalex PLC	123,079	124,089
*	FBD Holdings PLC	142,812	1,679,821
	Glanbia PLC	1,139,597	15,921,003
* Ω	Glenveagh Properties PLC	742,335	1,018,983
*	Irish Continental Group PLC	820,853	4,036,427
*	Permanent TSB Group Holdings PLC	268,168	507,348
TOTAL IRELAND			71,678,415
ISRAEL — (4.1%)
	Adgar Investment & Development Ltd.	59,769	144,270
	Afcon Holdings Ltd.	3,064	209,805
	AFI Properties Ltd.	109,219	6,989,804
	Africa Israel Residences Ltd.	5,267	371,923
*	Airport City Ltd.	273,230	6,660,476
*	Albaad Massuot Yitzhak Ltd.	2,031	23,348
# *	Allot Ltd.	189,485	1,741,884
# *	Alrov Properties & Lodgings Ltd.	49,832	3,067,188
	Arad Ltd.	22,989	363,538
#	Ashtrom Group Ltd.	198,531	5,561,777
	Atreyu Capital Markets Ltd.	4,320	86,799
#	AudioCodes Ltd.	39,625	1,172,439
	Aura Investments Ltd.	86,487	221,423
	Automatic Bank Services Ltd.	3,976	33,498
# *	Avgol Industries 1953 Ltd.	468,925	402,042
*	Azorim-Investment Development & Construction Co. Ltd.	571,227	3,520,675
# *	Bet Shemesh Engines Holdings 1997 Ltd.	26,743	580,312
	Big Shopping Centers Ltd.	6,098	979,895
	Blue Square Real Estate Ltd.	37,333	3,381,853
# *	Brack Capital Properties NV	18,347	3,045,855
# *	Brainsway Ltd.	17,217	66,498
*	Camtek Ltd.	93,173	3,345,347

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Carasso Motors Ltd.	132,164	$902,311
*	Cellcom Israel Ltd.	497,683	2,934,100
*	Ceragon Networks Ltd.	266,244	612,361
*	Clal Insurance Enterprises Holdings Ltd.	318,076	7,470,890
# *	Compugen Ltd.	120,052	422,189
	Danel Adir Yeoshua Ltd.	23,389	5,579,223
	Delek Automotive Systems Ltd.	243,236	3,729,391
*	Delek Group Ltd.	36,655	4,139,525
	Delta Galil Industries Ltd.	74,453	4,657,139
	Dor Alon Energy in Israel 1988 Ltd.	17,201	527,027
	Duniec Brothers Ltd.	1,134	83,013
#	Electra Consumer Products 1970 Ltd.	50,037	3,150,507
	Electra Ltd.	11,940	8,705,057
	Electra Real Estate Ltd.	35,882	785,755
*	Ellomay Capital Ltd.	2,597	65,893
	Energix-Renewable Energies Ltd.	262,907	1,049,113
# *	Enlight Renewable Energy Ltd.	3,278,619	7,399,046
*	Equital Ltd.	117,510	5,170,382
# *	Evogene Ltd.	31,584	44,446
*	Fattal Holdings 1998 Ltd.	8,010	964,536
	FMS Enterprises Migun Ltd.	19,186	584,544
	Formula Systems 1985 Ltd.	63,497	7,145,442
	Formula Systems 1985 Ltd., Sponsored ADR	640	72,659
#	Fox Wizel Ltd.	59,178	11,498,178
	Gav-Yam Lands Corp. Ltd.	680,578	8,656,590
	Gilat Satellite Networks Ltd.	236,247	1,826,712
#	Hadera Paper Ltd.	21,885	1,530,746
	Harel Insurance Investments & Financial Services Ltd.	734,025	8,529,760
	Hilan Ltd.	105,933	6,827,667
	IDI Insurance Co. Ltd.	46,650	1,704,224
	IES Holdings Ltd.	322	34,135
	Ilex Medical Ltd.	2,597	139,190
	Inrom Construction Industries Ltd.	359,755	1,778,703
	Isracard Ltd.	96,858	536,806
	Israel Canada T.R Ltd.	170,117	1,058,195
#	Israel Land Development - Urban Renewal Ltd.	56,725	954,242
	Isras Investment Co. Ltd.	5,793	1,504,815
*	Issta Lines Ltd.	14,463	475,682
# *	Kamada Ltd.	212,977	1,294,885
#	Kenon Holdings Ltd.	138,521	7,787,485
#	Kerur Holdings Ltd.	33,018	934,490
	Klil Industries Ltd.	5,696	546,738
	M Yochananof & Sons Ltd.	1,503	113,722
	Magic Software Enterprises Ltd.	146,856	2,801,739
	Malam - Team Ltd.	8,734	294,248
	Matrix IT Ltd.	232,086	6,487,898
	Maytronics Ltd.	183,167	3,925,300
	Mediterranean Towers Ltd.	434,044	1,339,172
#	Mega Or Holdings Ltd.	82,559	3,757,900
*	Mehadrin Ltd.	1,666	97,275
#	Meitav Dash Investments Ltd.	132,413	683,047
	Menora Mivtachim Holdings Ltd.	183,161	4,502,121
	Migdal Insurance & Financial Holdings Ltd.	2,619,605	4,639,438
	Mivne Real Estate KD Ltd.	293,458	1,254,788
	Mivtach Shamir Holdings Ltd.	27,751	959,734
	Mizrahi Tefahot Bank Ltd.	1	40
# *	Naphtha Israel Petroleum Corp. Ltd.	244,337	1,954,693
	Nawi Brothers Ltd.	64,495	615,148
*	Neto Malinda Trading Ltd.	3,035	122,034

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Neto ME Holdings Ltd.	10,434	$616,011
*	Nova Ltd.	88,545	10,362,650
	Novolog Ltd.	121,173	120,499
	NR Spuntech Industries Ltd.	76,176	174,765
# *	Oil Refineries Ltd.	12,221,339	4,039,570
	One Software Technologies Ltd.	39,331	687,811
# *	OPC Energy Ltd.	106,707	1,253,531
# *	Partner Communications Co. Ltd.	837,178	7,458,779
*	Paz Oil Co. Ltd.	61,545	8,754,387
*	Perion Network Ltd.	83,718	1,656,515
	Plasson Industries Ltd.	20,666	1,547,255
	Prashkovsky Investments & Construction Ltd.	3,665	166,431
*	Priortech Ltd.	4,026	128,672
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	52,258	4,193,931
	Scope Metals Group Ltd.	47,147	1,977,598
	Shufersal Ltd.	427,197	4,018,090
*	Summit Real Estate Holdings Ltd.	222,691	5,519,238
	Suny Cellular Communication Ltd.	312,529	158,024
	Tadiran Group Ltd.	16,616	2,482,359
	Tel Aviv Stock Exchange Ltd.	21,464	138,770
*	Tera Light Ltd.	183,161	445,046
	Tiv Taam Holdings 1 Ltd.	21,439	73,633
	Victory Supermarket Chain Ltd.	4,357	94,738
	YH Dimri Construction & Development Ltd.	16,084	1,679,460
TOTAL ISRAEL			257,080,501
ITALY — (8.1%)
	A2A SpA	11,448,108	21,746,640
	ACEA SpA	386,216	7,805,607
*	Aeffe SpA	177,250	500,119
Ω	Anima Holding SpA	2,243,344	11,346,527
*	Aquafil SpA	83,333	697,962
*	Arnoldo Mondadori Editore SpA	1,084,460	2,497,481
	Ascopiave SpA	477,634	1,951,060
	Autostrade Meridionali SpA	3,917	118,209
	Avio SpA	110,432	1,315,537
	Azimut Holding SpA	850,578	22,879,721
#	Banca Generali SpA	479,643	19,317,887
	Banca IFIS SpA	234,864	4,713,575
	Banca Mediolanum SpA	546,963	5,316,975
# *	Banca Monte dei Paschi di Siena SpA	213,039	220,236
	Banca Popolare di Sondrio SCPA	3,194,794	13,438,033
	Banca Profilo SpA	1,711,765	406,207
# Ω	Banca Sistema SpA	414,926	959,290
	Banco BPM SpA	10,639,647	33,169,727
	Banco di Desio e della Brianza SpA	241,954	818,263
	Be Shaping The Future SpA	533,191	1,513,175
Ω	BFF Bank SpA	938,611	7,176,568
*	Biesse SpA	11,036	286,329
	BPER Banca	7,414,242	15,608,645
	Brembo SpA	791,047	10,517,036
*	Brunello Cucinelli SpA	249,424	14,484,837
	Buzzi Unicem SpA	625,694	13,065,169
	Cairo Communication SpA	576,511	1,240,938
Ω	Carel Industries SpA	18,975	456,839
	Cementir Holding NV	355,007	3,129,995
# *	CIR SpA-Compagnie Industriali	2,318,947	1,102,170
	Credito Emiliano SpA	616,798	4,254,557
# *	d'Amico International Shipping SA	1,821,713	191,521

The Continental Small Company Series
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Danieli & C Officine Meccaniche SpA	73,987	$1,325,313
#	Danieli & C Officine Meccaniche SpA	102,606	2,790,911
	De' Longhi SpA	398,689	13,739,433
	DeA Capital SpA	697,876	1,054,707
	Digital Bros SpA	37,586	1,194,829
Ω	doValue SpA	37,076	321,484
*	Elica SpA	166,709	639,464
	Emak SpA	565,182	1,262,194
* Ω	Enav SpA	258,327	1,186,902
	ERG SpA	388,138	11,318,096
	Esprinet SpA	258,287	3,541,007
# *	Eurotech SpA	207,209	1,166,554
	Fila SpA	142,640	1,464,937
# *	Fincantieri SpA	3,504,948	2,243,960
# *	Finmatica SpA	5,960	0
*	FNM SpA	1,412,345	938,426
	Gefran SpA	35,925	433,093
# *	Geox SpA	356,231	405,435
	GPI SpA	12,436	200,285
	Gruppo MutuiOnline SpA	172,390	8,205,407
	Hera SpA	5,644,214	23,465,114
*	Illimity Bank SpA	163,331	2,389,880
*	IMMSI SpA	1,372,199	653,835
*	Intek Group SpA	1,885,608	982,470
	Interpump Group SpA	15,735	971,693
	Iren SpA	4,685,627	14,096,261
	Italgas SpA	3,583,119	23,771,937
	Italmobiliare SpA	76,857	2,749,586
# *	IVS Group SA	58,424	380,774
# *	Juventus Football Club SpA	5,695,740	2,434,729
	La Doria SpA	97,056	1,799,405
*	Leonardo SpA	2,091,103	15,103,577
	LU-VE SpA	5,064	127,336
#	Maire Tecnimont SpA	1,167,323	5,574,964
# *	Mariella Burani Fashion Group SpA	22,744	0
*	MFE-MediaForEurope NV, Class A	3,502,151	2,903,656
	MFE-MediaForEurope NV, Class B	3,502,151	4,468,864
*	Newlat Food SpA	12,794	105,747
	Openjobmetis SpA agenzia per il lavoro	63,025	843,528
	Orsero SpA	3,722	47,107
* Ω	OVS SpA	1,881,714	5,228,238
	Pharmanutra SpA	1,655	122,824
	Piaggio & C SpA	1,242,043	3,975,948
Ω	Pirelli & C SpA	2,524,973	17,852,172
# *	Prima Industrie SpA	32,067	681,676
Ω	RAI Way SpA	600,362	3,411,329
	Reply SpA	148,015	24,874,017
	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	932,911
	Sabaf SpA	62,730	1,743,389
#	SAES Getters SpA	900	24,882
*	Safilo Group SpA	26,144	44,239
# *	Saipem SpA	3,496,778	5,348,707
*	Salvatore Ferragamo SpA	77,869	1,668,637
# *	Saras SpA	3,991,552	2,503,465
*	Servizi Italia SpA	50,192	113,026
	Sesa SpA	57,487	10,397,479
*	Sogefi SpA	411,547	556,025
	SOL SpA	207,675	4,442,265
	Tamburi Investment Partners SpA	860,785	8,764,062

The Continental Small Company Series
CONTINUED
		Shares	Value»
ITALY — (Continued)
Ω	Technogym SpA	818,967	$6,989,449
	Tinexta SpA	138,460	4,918,582
# *	Tiscali SpA	2,577,711	45,078
*	Tod's SpA	76,813	4,139,972
#	TXT e-solutions SpA	65,215	651,251
# Ω	Unieuro SpA	145,452	3,114,483
	Unipol Gruppo SpA	3,254,463	18,308,750
	UnipolSai Assicurazioni SpA	42,994	125,529
#	Webuild SpA	1,282,257	2,685,954
	Wiit SpA	10,956	387,017
	Zignago Vetro SpA	181,037	3,135,084
TOTAL ITALY			515,736,175
NETHERLANDS — (6.7%)
	Aalberts NV	700,503	42,821,833
*	Accell Group NV	158,235	10,298,053
*	AFC Ajax NV	13,955	225,811
* Ω	Alfen Beheer BV	23,375	1,743,115
	AMG Advanced Metallurgical Group NV	197,518	6,797,648
*	Amsterdam Commodities NV	30,979	888,184
	APERAM SA	332,758	18,750,764
	Arcadis NV	537,656	23,535,929
	ASR Nederland NV	931,393	43,305,681
*	Avantium NV	1,640	8,405
Ω	B&S Group Sarl	10,048	81,204
# * Ω	Basic-Fit NV	278,482	13,285,633
	BE Semiconductor Industries NV	405,420	33,993,800
# *	Beter Bed Holding NV	27,380	148,009
	Boskalis Westminster	594,824	16,839,410
	Brunel International NV	155,477	1,910,487
	Corbion NV	391,516	16,347,147
Ω	Flow Traders	225,384	8,741,574
	ForFarmers NV	214,677	976,535
*	Fugro NV	492,784	3,940,514
	Heijmans NV	156,398	2,519,639
*	Hunter Douglas NV	5,552	1,078,613
	IMCD NV	187,160	32,195,238
* Ω	Intertrust NV	472,154	10,263,900
	Kendrion NV	97,269	2,247,755
*	Koninklijke BAM Groep NV	1,890,164	6,311,181
	Koninklijke Vopak NV	276,890	9,500,340
* Ω	Lucas Bols BV	23,064	299,917
	Nedap NV	33,400	2,327,627
*	OCI NV	537,596	14,712,870
	Ordina NV	637,656	3,195,451
# *	Pharming Group NV	273,983	251,738
#	PostNL NV	3,246,884	13,908,740
	SBM Offshore NV	1,067,055	16,887,536
	SIF Holding NV	34,182	410,752
Ω	Signify NV	673,043	35,650,355
*	Sligro Food Group NV	166,461	4,246,508
# *	SNS NV	705,718	0
	TKH Group NV	277,136	15,991,855
# *	TomTom NV	464,278	4,436,841
	Van Lanschot Kempen NV	140,475	3,538,723
*	Vivoryon Therapeutics NV	5,400	78,911
TOTAL NETHERLANDS			424,694,226

The Continental Small Company Series
CONTINUED
		Shares	Value»
NORWAY — (2.1%)
#	2020 Bulkers Ltd.	47,930	$585,072
	ABG Sundal Collier Holding ASA	2,462,689	2,385,761
# *	Akastor ASA	781,213	515,935
# *	Aker Solutions ASA	1,797,017	4,700,512
	American Shipping Co. ASA	236,690	876,694
*	ArcticZymes Technologies ASA	43,054	428,064
	Arendals Fossekompani AS	2,250	101,689
*	Asetek AS	19,672	75,182
	Atea ASA	359,977	6,096,456
# *	Atlantic Sapphire ASA	67,633	280,765
# *	Axactor SE	946,461	627,235
	B2Holding ASA	1,436,002	1,555,080
	Belships ASA	115,112	174,380
*	Bergenbio ASA	24,722	51,482
	Bonheur ASA	146,347	5,123,684
# *	Borr Drilling Ltd.	45,020	94,469
	Borregaard ASA	516,264	12,142,624
#	Bouvet ASA	24,914	191,902
*	BW Energy Ltd.	247,699	642,348
Ω	BW LPG Ltd.	637,620	3,439,565
	BW Offshore Ltd.	764,469	2,338,503
* Ω	Crayon Group Holding ASA	127,842	2,471,161
	DNO ASA	3,178,428	4,666,812
Ω	Europris ASA	1,174,434	8,772,018
Ω	Fjordkraft Holding ASA	51,884	221,228
	FLEX LNG Ltd.	212,314	4,194,852
# *	Frontline Ltd.	597,796	3,935,274
	Golden Ocean Group Ltd.	394,981	3,598,610
# *	Grieg Seafood ASA	344,872	3,565,531
*	Hafnia Ltd.	15,427	28,249
*	Hexagon Composites ASA	677,915	2,090,217
	Hunter Group ASA	115,742	34,747
# *	IDEX Biometrics ASA	1,011,211	271,047
Ω	Kid ASA	16,723	189,936
	Kitron ASA	264,065	675,515
	Komplett Bank ASA	33,724	25,294
# *	Kongsberg Automotive ASA	4,858,900	1,529,969
*	Magnora ASA	21,656	47,723
	Medistim ASA	977	33,567
*	MPC Container Ships AS	1,381,617	4,690,908
# Ω	Multiconsult ASA	2,534	40,643
# *	Next Biometrics Group AS	167,317	125,683
# *	Nordic Nanovector ASA	376,386	578,147
* Ω	Norske Skog ASA	112,689	601,158
	Norway Royal Salmon ASA	93,951	2,042,598
*	Norwegian Energy Co. ASA	2,292	41,646
*	NRC Group ASA	19,066	49,558
*	Odfjell Drilling Ltd.	586,600	1,381,918
*	Odfjell SE, Class A	137,586	542,415
Ω	Okeanis Eco Tankers Corp.	6,274	52,619
	Olav Thon Eiendomsselskap ASA	96,905	2,108,636
*	Otello Corp. ASA	2,238	6,731
	Pareto Bank ASA	21,180	150,917
*	PCI Biotech Holding ASA	15,812	10,675
*	PGS ASA	2,078,421	384,232
# *	PhotoCure ASA	5,202	55,350
* Ω	poLight ASA	920	18,334
	Protector Forsikring ASA	438,078	5,835,238
*	Q-Free ASA	32,883	26,611

The Continental Small Company Series
CONTINUED
		Shares	Value»
NORWAY — (Continued)
# *	REC Silicon ASA	1,997,785	$3,507,948
*	SATS ASA	57,235	127,094
Ω	Sbanken ASA	486,979	5,150,637
	Selvaag Bolig ASA	309,083	1,819,144
	Sparebank 1 Oestlandet	10,418	172,987
	SpareBank 1 Sorost-Norge	1,788	12,998
	Stolt-Nielsen Ltd.	195,297	3,536,368
	TGS ASA	265,443	2,858,133
	Treasure ASA	316,195	577,558
*	Ultimovacs ASA	18,337	210,637
	Veidekke ASA	640,408	9,572,267
*	Volue ASA	168	1,001
*	Wallenius Wilhelmsen ASA	419,921	2,275,208
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,660,932
Ω	XXL ASA	787,885	1,230,785
TOTAL NORWAY			130,236,866
PORTUGAL — (0.8%)
	Altri SGPS SA	520,559	3,329,420
*	Banco Comercial Portugues SA, Class R	49,088,548	8,341,824
*	Banco Espirito Santo SA	4,777,921	0
	Corticeira Amorim SGPS SA	103,321	1,188,245
#	CTT-Correios de Portugal SA	736,469	3,597,812
*	Greenvolt-Energias Renovaveis SA	9,769	66,158
*	Ibersol SGPS SA	52,494	293,308
# *	Mota-Engil SGPS SA	641,747	910,681
	Navigator Co. SA	1,798,509	6,784,936
	NOS SGPS SA	1,573,636	6,201,722
# *	Novabase SGPS SA	72,649	391,536
	REN - Redes Energeticas Nacionais SGPS SA	3,019,723	8,609,865
	Sonae SGPS SA	7,101,695	8,159,854
TOTAL PORTUGAL			47,875,361
SPAIN — (5.3%)
	Acciona SA	85,202	14,840,907
	Acerinox SA	1,064,577	13,566,141
# *	Adveo Group International SA	84,445	0
Ω	Aedas Homes SA	24,946	679,301
	Alantra Partners SA	70,405	1,209,366
	Almirall SA	464,769	5,982,134
# *	Amper SA	5,903,684	1,287,056
	Applus Services SA	911,802	8,034,752
#	Atresmedia Corp. de Medios de Comunicacion SA	541,919	2,107,420
	Azkoyen SA	67,253	390,155
*	Banco de Sabadell SA	37,646,700	29,279,850
	Bankinter SA	4,466,168	26,190,546
# *	Caja de Ahorros del Mediterraneo	116,412	0
	Cia de Distribucion Integral Logista Holdings SA	409,461	8,284,222
#	CIE Automotive SA	394,470	11,458,211
	Construcciones y Auxiliar de Ferrocarriles SA	129,981	5,144,112
# *	Deoleo SA	37,749	12,931
*	Distribuidora Internacional de Alimentacion SA	3,729,910	65,596
#	Ebro Foods SA	527,707	9,778,847
*	eDreams ODIGEO SA	427,530	3,756,257
	Elecnor SA	200,108	2,246,603
	Enagas SA	1,238,403	26,776,821
*	Ence Energia y Celulosa SA	979,259	2,627,261
*	Ercros SA	643,000	2,117,681

The Continental Small Company Series
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Faes Farma SA	2,107,905	$8,125,476
	Fluidra SA	367,354	11,697,330
	Fomento de Construcciones y Contratas SA	363,290	4,377,114
Ω	Gestamp Automocion SA	714,188	3,217,510
Ω	Global Dominion Access SA	695,411	3,435,042
	Grupo Catalana Occidente SA	270,353	9,117,900
#	Grupo Empresarial San Jose SA	151,317	811,077
# *	Grupo Ezentis SA	1,629,459	334,886
	Iberpapel Gestion SA	47,911	950,646
*	Indra Sistemas SA	962,472	9,806,829
#	Laboratorio Reig Jofre SA	14,659	48,477
	Laboratorios Farmaceuticos Rovi SA	118,341	8,689,042
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,862,215	6,933,060
	Mapfre SA	1,707,912	3,709,228
*	Mediaset Espana Comunicacion SA	1,094,655	5,125,703
# *	Melia Hotels International SA	737,445	5,588,503
Ω	Metrovacesa SA	33,007	244,253
#	Miquel y Costas & Miquel SA	193,707	2,727,782
Ω	Neinor Homes SA	77,372	941,910
*	Obrascon Huarte Lain SA	1,243,710	1,214,577
*	Oryzon Genomics SA	35,547	122,535
	Pharma Mar SA	10,880	684,770
	Prim SA	40,283	658,905
# *	Promotora de Informaciones SA, Class A	1,330,083	929,541
# Ω	Prosegur Cash SA	230,690	169,227
#	Prosegur Cia de Seguridad SA	1,593,388	3,969,526
*	Realia Business SA	1,667,905	1,501,130
	Renta 4 Banco SA	442	4,978
#	Sacyr SA	2,779,044	6,947,109
*	Solaria Energia y Medio Ambiente SA	474,738	8,295,904
* Ω	Talgo SA	587,102	3,124,937
# *	Tecnicas Reunidas SA	188,993	1,694,602
# *	Tubacex SA	738,150	1,292,648
# *	Tubos Reunidos SA	34,204	14,150
Ω	Unicaja Banco SA	7,946,088	8,145,384
	Vidrala SA	125,805	10,687,959
	Viscofan SA	274,076	16,619,411
*	Vocento SA	352,577	367,862
	Zardoya Otis SA	1,131,276	8,970,879
TOTAL SPAIN			337,133,972
SWEDEN — (7.7%)
Ω	AcadeMedia AB	437,894	2,542,150
	AddLife AB, Class B	235,444	6,773,942
	AddNode Group AB	93,596	3,624,855
	AFRY AB	283,371	6,355,524
Ω	Alimak Group AB	254,539	2,912,805
	Alligo AB, Class B	137,415	2,893,293
Ω	Ambea AB	164,144	915,197
*	Annehem Fastigheter AB, Class B	132,805	500,243
*	AQ Group AB	1,510	49,068
*	Arise AB	76,462	391,936
	Arjo AB, Class B	1,033,502	10,328,744
	Atrium Ljungberg AB, Class B	259,310	5,612,552
* Ω	Attendo AB	733,120	2,583,833
*	Balco Group AB	979	13,341
*	BE Group AB	3,385	51,168
	Beijer Alma AB	296,668	7,538,906
*	Beijer Electronics Group AB	93,898	627,150

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Bergman & Beving AB	195,587	$2,795,603
	Bergs Timber AB, Class B	62,277	33,136
	Besqab AB	21,962	432,434
	Betsson AB, Class B	894,776	5,006,484
# *	Better Collective AS	65,748	1,383,496
# *	BHG Group AB	351,076	3,365,245
	Bilia AB, Class A	592,953	8,899,053
	BioGaia AB, Class B	56,877	3,092,311
	Biotage AB	416,904	8,512,673
	Bjorn Borg AB	13,009	63,131
	Bonava AB, Class B	526,974	4,560,640
# * Ω	Boozt AB	209,000	3,928,297
Ω	Bravida Holding AB	784,257	9,383,997
	Bufab AB	222,200	8,379,841
#	Bulten AB	115,761	1,181,853
	Bure Equity AB	321,431	11,090,736
	Byggmax Group AB	443,719	3,493,954
# *	Calliditas Therapeutics AB, Class B	96,755	1,023,935
*	Careium AB	155,569	458,795
	Catella AB	33,547	148,609
	Catena AB	175,625	9,969,122
# *	Catena Media PLC	320,262	1,876,320
# *	Cavotec SA	79,682	154,295
	Cellavision AB	25,467	831,152
	Clas Ohlson AB, Class B	262,871	3,185,859
	Cloetta AB, Class B	1,761,274	4,661,283
*	Collector AB	255,384	1,001,531
	Concentric AB	354,479	10,031,653
Ω	Coor Service Management Holding AB	360,247	3,059,788
	Corem Property Group AB, Class B	4,350,002	12,485,846
	Dios Fastigheter AB	767,655	8,545,651
# *	Doro AB	162,545	493,750
*	Duni AB	215,342	2,434,070
# Ω	Dustin Group AB	520,497	5,344,812
	Eastnine AB	126,421	1,831,477
	Elanders AB, Class B	61,800	1,087,224
*	Electrolux Professional AB, Class B	290,117	2,025,975
# * Ω	Eltel AB	206,068	323,124
*	Enea AB	102,697	2,691,080
	Eolus Vind AB, Class B	35,068	424,472
	eWork Group AB	32,666	410,812
	Fagerhult AB	300,931	1,876,118
	FastPartner AB, Class A	1,130	13,141
	FastPartner AB, Class D	35	302
#	Fenix Outdoor International AG	19,605	2,490,660
	Ferronordic AB	6,256	179,822
# *	Fingerprint Cards AB, Class B	386,234	773,037
#	G5 Entertainment AB	35,644	1,190,241
	GARO AB	6,571	122,725
	GHP Specialty Care AB	41,172	106,968
	Granges AB	830,762	10,303,257
*	Haldex AB	366,005	2,003,659
	Heba Fastighets AB, Class B	134,907	2,170,514
	Hexatronic Group AB	63,037	2,556,051
	HMS Networks AB	146,840	7,679,652
# * Ω	Hoist Finance AB	448,748	1,378,349
*	Humana AB	126,275	871,373
*	IAR Systems Group AB	1,213	14,734
*	Immunovia AB	8,077	45,346

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Instalco AB	482,045	$3,504,133
*	International Petroleum Corp.	183,339	1,199,748
	INVISIO AB	555	7,136
	Inwido AB	449,654	7,868,591
	JM AB	445,221	16,863,315
*	John Mattson Fastighetsforetagen AB	8,700	160,034
	Karnov Group AB	34,072	212,931
*	Karo Pharma AB	9,885	63,439
*	K-fast Holding AB	9,734	73,042
	Kindred Group PLC	610,171	7,088,629
	KNOW IT AB	199,430	7,284,352
	Lagercrantz Group AB, Class B	1,413,904	16,003,355
Ω	LeoVegas AB	546,977	1,996,010
	Lime Technologies AB	9,545	301,053
	Lindab International AB	626,913	18,200,091
	Loomis AB	369,488	9,487,477
*	Maha Energy AB	76,219	103,606
*	Medcap AB	6,064	105,536
*	Mekonomen AB	299,806	4,425,389
#	Midsona AB, Class B	8,545	37,217
# *	Millicom International Cellular SA	34,490	920,670
	MIPS AB	54,752	5,443,645
*	Modern Times Group MTG AB, Class B	523,984	7,013,090
Ω	Munters Group AB	32,312	228,213
	Mycronic AB	438,731	8,976,656
	NCAB Group AB	21,075	162,525
	NCC AB, Class B	295,414	4,883,715
	Nederman Holding AB	31,174	624,236
*	Nelly Group AB	47,409	147,205
*	Net Insight AB, Class B	2,084,077	1,205,159
	New Wave Group AB, Class B	426,925	6,496,694
	Nobia AB	896,177	4,896,918
	Nolato AB, Class B	1,511,075	15,484,448
	Nordic Waterproofing Holding AB	70,179	1,462,115
*	Note AB	37,246	780,058
	NP3 Fastigheter AB	163,659	5,093,401
	Nyfosa AB	1,321,363	20,569,427
	OEM International AB, Class B	143,694	2,603,870
# * Ω	Oncopeptides AB	38,454	40,324
*	Ovzon AB	1,938	13,761
*	Pandox AB	339,413	4,934,470
	Peab AB, Class B	129,386	1,454,306
	Platzer Fastigheter Holding AB, Class B	250,352	3,311,714
	Prevas AB, Class B	2,947	29,092
#	Pricer AB, Class B	892,974	2,336,031
	Proact IT Group AB	186,907	1,518,534
*	Qliro AB	70,318	154,262
	Ratos AB, Class B	1,586,079	8,325,701
*	RaySearch Laboratories AB	160,684	796,736
	Rejlers AB	948	14,168
Ω	Resurs Holding AB	1,030,756	4,230,562
	Rottneros AB	672,020	793,938
	Scandi Standard AB	397,762	1,654,070
# * Ω	Scandic Hotels Group AB	587,884	2,480,329
*	Sdiptech AB, Class B	8,683	361,799
	Sectra AB, Class B	516,233	8,503,278
	Semcon AB	118,592	1,465,612
*	Sensys Gatso Group AB	2,726,230	257,023
	SkiStar AB	323,216	4,976,832

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Solid Forsakring AB	86,686	$495,958
*	Starbreeze AB	37,435	3,938
*	Stendorren Fastigheter AB	1,169	31,576
# *	Stillfront Group AB	160,648	781,929
	Svedbergs i Dalstorp AB, Class B	4,599	35,713
	Systemair AB	360,836	3,443,328
	Tethys Oil AB	96,892	709,315
	TF Bank AB	1,461	33,372
*	Tobii AB	36,570	127,470
	Troax Group AB	223,393	7,826,007
	VBG Group AB, Class B	28,343	529,980
	Vitec Software Group AB, Class B	32,837	1,477,290
	Wihlborgs Fastigheter AB	305,561	6,317,426
	XANO Industri AB, Class B	1,477	46,161
TOTAL SWEDEN			489,083,309
SWITZERLAND — (15.5%)
	Adecco Group AG	52,022	2,477,975
	Allreal Holding AG	122,867	26,659,800
	ALSO Holding AG	46,937	13,209,033
*	ams-OSRAM AG	1,384,634	23,280,339
*	APG SGA SA	8,849	1,813,465
	Arbonia AG	345,431	8,351,996
*	Aryzta AG	6,589,298	7,564,378
*	Ascom Holding AG	200,120	2,620,673
*	Autoneum Holding AG	23,132	4,202,026
	Bachem Holding AG, Class B	6,229	3,715,669
	Baloise Holding AG	86,584	15,167,476
	Banque Cantonale de Geneve	9,528	1,693,161
	Banque Cantonale du Jura SA	3,848	218,264
	Banque Cantonale Vaudoise	81,916	6,773,105
	Belimo Holding AG	64,634	35,692,211
	Bell Food Group AG	14,632	4,441,699
	Bellevue Group AG	57,974	2,650,035
	Berner Kantonalbank AG	30,400	7,110,223
	BKW AG	163,961	19,559,885
*	Bobst Group SA	68,727	5,836,447
	Bossard Holding AG, Class A	46,146	14,467,878
	Bucher Industries AG	54,588	25,134,236
	Burckhardt Compression Holding AG	2,582	1,221,214
	Burkhalter Holding AG	28,825	1,997,745
	Bystronic AG	9,740	12,801,272
	Calida Holding AG	37,936	2,024,886
	Carlo Gavazzi Holding AG	3,077	939,390
	Cembra Money Bank AG	188,532	12,967,049
	Cicor Technologies Ltd.	15,422	911,324
	Cie Financiere Tradition SA	10,803	1,251,884
	Clariant AG	787,900	16,699,605
	Coltene Holding AG	26,808	3,194,352
	Comet Holding AG	17,906	5,712,308
*	COSMO Pharmaceuticals NV	1,793	111,161
	Daetwyler Holding AG	6,801	2,670,447
	DKSH Holding AG	245,964	19,720,987
	dormakaba Holding AG	25,076	14,358,448
# *	Dottikon Es Holding AG	1,937	484,288
*	Dufry AG	247,098	12,805,122
	EFG International AG	683,675	5,236,491
	Emmi AG	15,554	17,456,867
	Energiedienst Holding AG	83,637	4,221,811

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
# *	Evolva Holding SA	3,349,123	$492,294
*	Feintool International Holding AG	16,000	928,516
*	Flughafen Zurich AG	143,020	26,461,057
	Forbo Holding AG	8,663	16,724,532
	Fundamenta Real Estate AG	1,593	33,698
Ω	Galenica AG	114,817	8,108,827
# *	GAM Holding AG	1,195,762	1,700,924
	Georg Fischer AG	31,822	46,533,861
	Gurit Holding AG	3,022	4,700,665
	Helvetia Holding AG	260,789	32,790,714
	Hiag Immobilien Holding AG	20,971	2,142,088
# *	HOCHDORF Holding AG	6,697	295,022
	Huber & Suhner AG	103,102	9,386,629
	Hypothekarbank Lenzburg AG	6	27,685
# *	Implenia AG	107,391	2,619,858
*	Ina Invest Holding AG	25,352	514,078
	Inficon Holding AG	14,963	18,276,732
	Interroll Holding AG	5,146	21,781,011
	Intershop Holding AG	10,420	6,881,994
	Investis Holding SA	4,392	512,381
*	Jungfraubahn Holding AG	17,432	2,672,942
	Kardex Holding AG	48,885	13,569,205
*	Komax Holding AG	23,343	7,200,118
#	Kudelski SA	217,692	753,182
#	Landis+Gyr Group AG	81,150	5,352,445
	LEM Holding SA	3,920	9,808,297
	Liechtensteinische Landesbank AG	64,323	3,878,516
	Luzerner Kantonalbank AG	20,159	9,131,101
* Ω	Medacta Group SA	4,763	610,349
* Ω	Medartis Holding AG	3,799	522,100
* Ω	Medmix AG	143,103	6,191,941
*	Meier Tobler Group AG	45,826	871,553
	Metall Zug AG, Class B	1,092	2,250,975
# *	Meyer Burger Technology AG	2,533,186	980,388
*	Mikron Holding AG	8,692	68,129
	Mobilezone Holding AG	286,137	4,471,553
	Mobimo Holding AG	57,362	18,770,897
	OC Oerlikon Corp. AG	1,736,239	16,857,997
*	Orascom Development Holding AG	93,520	1,048,373
	Orell Fuessli AG	5,028	490,784
	Orior AG	37,151	3,480,030
	Peach Property Group AG	1,034	64,040
	Phoenix Mecano AG	4,517	1,942,598
	Plazza AG, Class A	6,895	2,508,642
	PSP Swiss Property AG	334,181	40,520,783
*	Rieter Holding AG	23,015	4,652,351
	Romande Energie Holding SA	2,640	3,714,275
	Schaffner Holding AG	3,363	1,199,874
	Schweiter Technologies AG	7,215	9,570,245
#	Schweizerische Nationalbank	23	144,415
* Ω	Sensirion Holding AG	20,762	2,545,573
	SFS Group AG	126,108	18,398,896
	Siegfried Holding AG	32,727	26,496,523
	SIG Combibloc Group AG	20,923	486,123
	Softwareone Holding AG	206,099	4,049,349
	St Galler Kantonalbank AG	17,568	8,489,410
	Sulzer AG	144,172	13,799,485
	Swiss Prime Site AG	80,729	7,982,196
*	Swiss Steel Holding AG	3,362,368	1,152,269

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Swissquote Group Holding SA	86,734	$14,754,861
	Tecan Group AG	13,185	6,410,709
	Thurgauer Kantonalbank	3,152	360,845
# *	Tornos Holding AG	26,632	215,960
*	TX Group AG	19,090	3,013,419
*	u-blox Holding AG	53,601	3,822,146
	Valiant Holding AG	110,240	11,133,971
*	Valora Holding AG	28,888	5,615,091
Ω	VAT Group AG	126,844	51,727,913
	Vaudoise Assurances Holding SA	6,746	3,234,155
	Vetropack Holding AG	66,692	3,869,651
	Vifor Pharma AG	16,966	3,005,476
*	Von Roll Holding AG	378,198	443,297
	Vontobel Holding AG	228,793	18,962,715
	VP Bank AG, Class A	24,056	2,597,409
	VZ Holding AG	90,310	8,465,139
*	V-ZUG Holding AG	10,820	1,334,859
	Walliser Kantonalbank	18,991	2,078,817
	Warteck Invest AG	27	69,316
	Ypsomed Holding AG	10,720	2,003,767
	Zehnder Group AG	87,466	8,005,931
	Zug Estates Holding AG, Class B	1,186	2,500,800
	Zuger Kantonalbank AG	700	5,368,775
TOTAL SWITZERLAND			986,032,135
UNITED STATES — (0.0%)
*	Arko Corp.	124,906	1,016,619
TOTAL COMMON STOCKS			6,037,484,273
PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
	Biotest AG	95,815	3,961,277
	Draegerwerk AG & Co. KGaA	65,107	3,782,329
	Fuchs Petrolub SE	370,406	16,007,153
	Jungheinrich AG	359,171	15,358,633
	Sixt SE	120,365	10,875,034
	STO SE & Co. KGaA	16,482	4,136,472
	Villeroy & Boch AG	41,086	1,106,753
TOTAL GERMANY			55,227,651
RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights Exp 07/26/21	497,492	0
ITALY — (0.0%)
# *	Webuild SpA Warrants 08/02/30	116,039	0
SPAIN — (0.0%)
# *	Sacyr SA Rights 02/02/22	2,779,044	152,984
TOTAL RIGHTS/WARRANTS			152,984
TOTAL INVESTMENT SECURITIES (Cost $4,522,944,525)			6,092,864,908

The Continental Small Company Series
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.9%)
@ §	The DFA Short Term Investment Fund	21,457,326	$248,239,801
TOTAL INVESTMENTS — (100.0%)
(Cost $4,771,165,564)^^			$6,341,104,709

ADR	American Depositary Receipt
BAM	Build America Mutual
SA	Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Summary of the Series' investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$213,328,182	—	$213,328,182
Belgium	$369,641	265,604,816	—	265,974,457
Denmark	—	342,330,942	—	342,330,942
Finland	—	361,747,460	—	361,747,460
France	—	673,450,896	$39,709	673,490,605
Germany	22,823,511	897,221,537	—	920,045,048
Ireland	—	71,678,415	—	71,678,415
Israel	764,935	256,315,566	—	257,080,501
Italy	2,903,656	512,832,519	—	515,736,175
Netherlands	—	424,694,226	—	424,694,226
Norway	—	130,236,866	—	130,236,866
Portugal	—	47,875,361	—	47,875,361
Spain	—	337,133,972	—	337,133,972
Sweden	954,753	488,128,556	—	489,083,309
Switzerland	—	986,032,135	—	986,032,135
United States	—	1,016,619	—	1,016,619
Preferred Stocks
Germany	3,961,277	51,266,374	—	55,227,651
Rights/Warrants
Spain	—	152,984	—	152,984
Securities Lending Collateral	—	248,239,801	—	248,239,801
TOTAL	$31,777,773	$6,309,287,227	$39,709^	$6,341,104,709

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.7%)
BRAZIL — (3.4%)
	Ambev SA, ADR	1,736,862	$4,915,319
*	Americanas SA	288,067	1,720,229
	Atacadao SA	554,889	1,741,963
	B3 SA - Brasil Bolsa Balcao	2,880,371	7,930,364
	Banco Bradesco SA	720,380	2,550,450
	Banco BTG Pactual SA	541,804	2,466,131
	Banco do Brasil SA	430,450	2,647,501
	Banco Inter SA	78,934	127,095
	Banco Santander Brasil SA	214,624	1,328,542
	BB Seguridade Participacoes SA	353,143	1,538,903
#	Braskem SA, Sponsored ADR	67,098	1,266,139
*	BRF SA	654,723	2,753,237
	CCR SA	1,602,786	3,923,884
	Centrais Eletricas Brasileiras SA	133,977	890,388
	Cia de Saneamento Basico do Estado de Sao Paulo	288,020	2,026,408
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	40,965	289,623
	Cia Energetica de Minas Gerais	166,025	582,171
	Cia Paranaense de Energia	21,800	26,069
	Cia Paranaense de Energia, Sponsored ADR	17,400	114,144
	Cia Paranaense de Energia	39,800	261,506
#	Cia Siderurgica Nacional SA, Sponsored ADR	545,056	2,599,917
	Cia Siderurgica Nacional SA	201,965	971,392
	Cosan SA	519,496	2,325,459
	CPFL Energia SA	146,500	798,148
	Diagnosticos da America SA	4,700	25,792
	Energisa SA	228,135	1,875,312
*	Eneva SA	222,000	552,272
	Engie Brasil Energia SA	142,776	1,094,326
	Equatorial Energia SA	862,421	3,728,967
	Gerdau SA, Sponsored ADR	750,154	3,923,305
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	53,656	33,143
Ω	Hapvida Participacoes e Investimentos SA	467,407	1,114,362
	Hypera SA	368,936	2,161,466
	Itau Unibanco Holding SA	217,203	903,564
	JBS SA	920,000	6,079,509
	Klabin SA	1,184,590	5,550,291
	Localiza Rent a Car SA	229,414	2,531,715
	Lojas Renner SA	794,567	4,207,684
	Magazine Luiza SA	1,102,502	1,453,365
*	Natura & Co. Holding SA	519,291	2,219,903
	Neoenergia SA	95,100	294,428
	Notre Dame Intermedica Participacoes SA	166,492	2,232,393
*	Petro Rio SA	599,305	2,699,643
	Petroleo Brasileiro SA, Sponsored ADR	1,194,442	14,500,526
	Petroleo Brasileiro SA, Sponsored ADR	227,883	3,042,238
	Petroleo Brasileiro SA	2,733,556	18,156,441
	Porto Seguro SA	267,974	1,000,720
	Raia Drogasil SA	524,885	2,289,286
*	Rumo SA	1,196,224	3,518,770
	Sendas Distribuidora SA	947,288	2,235,272
	Suzano SA	480,607	5,358,079
#	Suzano SA, Sponsored ADR	74,273	831,114
	Telefonica Brasil SA	248,062	2,320,807
	TIM SA	1,144,280	2,859,569
	TOTVS SA	323,491	1,770,943

The Emerging Markets Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Ultrapar Participacoes SA	204,563	$582,088
	Usinas Siderurgicas de Minas Gerais SA Usiminas	40,000	110,130
	Vale SA, Sponsored ADR	332,416	5,046,083
	Vale SA	2,768,213	42,158,406
	Vibra Energia SA	790,830	3,410,483
	WEG SA	667,966	4,045,458
*	XP, Inc.	37,807	1,256,661
TOTAL BRAZIL			202,969,496
CHILE — (0.5%)
	Banco de Chile, ADR	128,473	2,578,439
	Banco de Credito e Inversiones SA	44,964	1,628,844
	Banco Santander Chile, ADR	78,503	1,576,340
	CAP SA	95,505	1,073,226
	Cencosud SA	2,183,461	4,023,970
	Cencosud Shopping SA	306,396	362,237
	Cia Cervecerias Unidas SA	13,557	112,357
	Cia Cervecerias Unidas SA, Sponsored ADR	22,534	375,642
	Cia Sud Americana de Vapores SA	20,095,825	1,746,627
	Embotelladora Andina SA, ADR, Class B	24,029	300,362
	Empresa Nacional de Telecomunicaciones SA	128,589	533,304
	Empresas CMPC SA	882,894	1,620,972
	Empresas COPEC SA	218,377	1,830,725
	Enel Americas SA, ADR	334,279	1,972,247
#	Enel Chile SA, ADR	417,102	842,546
	Falabella SA	406,186	1,445,591
	Plaza SA	228,768	267,460
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	89,320	4,836,678
TOTAL CHILE			27,127,567
CHINA — (29.6%)
*	360 Security Technology, Inc., Class A	409,600	677,489
*	51job, Inc., ADR	36,065	1,817,676
	AAC Technologies Holdings, Inc.	1,558,000	4,730,672
	Addsino Co. Ltd., Class A	183,400	429,499
	AECC Aero-Engine Control Co. Ltd., Class A	68,057	254,793
	AECC Aviation Power Co. Ltd., Class A	79,700	607,575
	Agile Group Holdings Ltd.	2,346,000	1,243,602
	Agricultural Bank of China Ltd., Class H	16,150,000	6,144,666
	Aier Eye Hospital Group Co. Ltd., Class A	226,236	1,159,501
*	Air China Ltd., Class H	1,830,000	1,379,617
*	Alibaba Group Holding Ltd., Sponsored ADR	925,778	116,453,615
*	Alibaba Group Holding Ltd.	714,100	11,192,490
*	Alibaba Health Information Technology Ltd.	2,422,000	1,825,580
*	Aluminum Corp. of China Ltd., ADR	6,024	77,529
*	Aluminum Corp. of China Ltd., Class H	7,864,000	4,138,559
	Angang Steel Co. Ltd., Class H	468,000	205,360
	Angel Yeast Co. Ltd., Class A	72,000	651,817
	Anhui Conch Cement Co. Ltd., Class H	2,090,000	11,055,109
	Anhui Gujing Distillery Co. Ltd., Class A	18,116	599,625
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	52,819	412,176
	Anhui Jinhe Industrial Co. Ltd., Class A	27,900	180,703
	Anhui Kouzi Distillery Co. Ltd., Class A	71,000	781,355
	Anhui Yingjia Distillery Co. Ltd., Class A	38,000	411,520
	Anjoy Foods Group Co. Ltd., Class A	14,400	304,089
	ANTA Sports Products Ltd.	665,200	9,988,158
	Apeloa Pharmaceutical Co. Ltd., Class A	136,420	607,213
	Asymchem Laboratories Tianjin Co. Ltd., Class A	7,200	370,101

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Autel Intelligent Technology Corp. Ltd., Class A	16,425	$162,635
	Autobio Diagnostics Co. Ltd., Class A	47,984	365,347
	Avary Holding Shenzhen Co. Ltd., Class A	112,776	648,379
	AVIC Electromechanical Systems Co. Ltd., Class A	155,700	298,609
	AVIC Industry-Finance Holdings Co. Ltd., Class A	327,700	196,751
	AVICOPTER PLC, Class A	22,704	198,955
	Bafang Electric Suzhou Co. Ltd., Class A	8,500	275,339
*	Baidu, Inc., Sponsored ADR	137,226	21,920,481
*	Baidu, Inc., Class A	783,900	15,528,182
	Bank of Beijing Co. Ltd., Class A	1,062,508	752,145
	Bank of Changsha Co. Ltd., Class A	436,484	541,043
	Bank of Chengdu Co. Ltd., Class A	347,250	771,782
	Bank of China Ltd., Class H	43,694,181	17,031,666
	Bank of Communications Co. Ltd., Class H	10,379,515	6,961,975
	Bank of Guiyang Co. Ltd., Class A	348,995	359,042
	Bank of Hangzhou Co. Ltd., Class A	352,304	787,792
	Bank of Jiangsu Co. Ltd., Class A	742,270	772,444
	Bank of Nanjing Co. Ltd., Class A	787,380	1,223,658
	Bank of Ningbo Co. Ltd., Class A	317,342	1,964,171
	Bank of Shanghai Co. Ltd., Class A	713,983	791,493
	Baoshan Iron & Steel Co. Ltd., Class A	1,014,500	1,131,426
*	BeiGene Ltd., ADR	741	179,752
*	BeiGene Ltd.	196,700	3,561,667
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	20,700	284,074
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	818,160	408,820
	Beijing Dabeinong Technology Group Co. Ltd., Class A	404,252	586,034
	Beijing Easpring Material Technology Co. Ltd., Class A	34,600	474,450
	Beijing Enlight Media Co. Ltd., Class A	258,706	430,478
	Beijing New Building Materials PLC, Class A	172,803	885,699
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	132,362	1,037,394
	Beijing Originwater Technology Co. Ltd., Class A	293,800	306,393
	Beijing Shiji Information Technology Co. Ltd., Class A	87,729	438,485
	Beijing Shougang Co. Ltd., Class A	257,300	226,959
	Beijing Shunxin Agriculture Co. Ltd., Class A	62,300	268,531
	Beijing Tiantan Biological Products Corp. Ltd., Class A	64,347	285,508
	Beijing Tongrentang Co. Ltd., Class A	36,400	241,778
	Beijing United Information Technology Co. Ltd., Class A	11,200	202,146
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	17,400	449,197
	Betta Pharmaceuticals Co. Ltd., Class A	19,406	190,966
	BGI Genomics Co. Ltd., Class A	34,100	449,149
*	Bilibili, Inc., Class Z	83,940	2,932,782
	BOC International China Co. Ltd., Class A	179,500	343,271
	BOE Technology Group Co. Ltd., Class A	2,001,800	1,536,491
#	Bosideng International Holdings Ltd.	3,082,000	1,502,277
*	BTG Hotels Group Co. Ltd., Class A	75,200	305,791
	BYD Co. Ltd., Class H	448,886	13,276,726
	BYD Electronic International Co. Ltd.	1,438,000	4,349,199
	By-health Co. Ltd., Class A	124,793	493,992
	Caitong Securities Co. Ltd., Class A	421,300	649,171
* Ω	CanSino Biologics, Inc., Class H	39,000	653,312
	CECEP Solar Energy Co. Ltd., Class A	241,000	334,720
	CECEP Wind-Power Corp., Class A	356,800	286,852
	Centre Testing International Group Co. Ltd., Class A	27,300	91,184
Ω	CGN Power Co. Ltd., Class H	4,899,000	1,353,590
	Chacha Food Co. Ltd., Class A	31,000	267,828
	Changchun High & New Technology Industry Group, Inc., Class A	20,700	576,046
	Changjiang Securities Co. Ltd., Class A	649,070	718,703
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	17,700	476,251
	Chaozhou Three-Circle Group Co. Ltd., Class A	139,705	838,374

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chengtun Mining Group Co. Ltd., Class A	229,600	$318,775
*	Chengxin Lithium Group Co. Ltd., Class A	32,529	233,068
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	203,200	457,602
	China Baoan Group Co. Ltd., Class A	129,234	265,409
	China Cinda Asset Management Co. Ltd., Class H	3,106,000	568,051
	China CITIC Bank Corp. Ltd., Class H	9,190,928	4,384,938
#	China Coal Energy Co. Ltd., Class H	4,150,777	2,323,030
††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	651,208
	China Conch Venture Holdings Ltd.	1,669,000	7,933,890
	China Construction Bank Corp., Class H	67,107,590	51,494,895
	China CSSC Holdings Ltd., Class A	45,800	147,463
*	China Eastern Airlines Corp. Ltd., ADR	11,904	233,556
*	China Eastern Airlines Corp. Ltd., Class H	2,494,000	971,718
*	China Energy Engineering Corp Ltd	2,502,823	1,042,516
	China Everbright Bank Co. Ltd., Class H	4,295,000	1,613,619
Ω	China Feihe Ltd.	5,546,000	7,690,982
	China Galaxy Securities Co. Ltd., Class H	5,850,000	3,468,904
	China Gas Holdings Ltd.	6,299,200	10,702,224
	China Great Wall Securities Co. Ltd., Class A	196,900	355,130
	China Greatwall Technology Group Co. Ltd., Class A	182,800	367,839
	China Hongqiao Group Ltd.	4,665,000	5,271,110
Ω	China International Capital Corp. Ltd., Class H	1,984,400	5,405,541
	China International Marine Containers Group Co. Ltd., Class H	670,120	1,208,903
	China Jushi Co. Ltd., Class A	396,469	1,023,863
#	China Life Insurance Co. Ltd., ADR	455,615	4,068,642
	China Life Insurance Co. Ltd., Class H	1,945,000	3,419,111
* Ω	China Literature Ltd.	337,200	2,042,206
	China Longyuan Power Group Corp. Ltd., Class H	2,079,000	4,241,759
	China Mengniu Dairy Co. Ltd.	2,224,000	13,145,225
	China Merchants Bank Co. Ltd., Class H	3,099,554	25,906,447
	China Merchants Energy Shipping Co. Ltd., Class A	607,440	373,004
# Ω	China Merchants Securities Co. Ltd., Class H	535,860	754,481
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	459,273	981,561
	China Minmetals Rare Earth Co. Ltd., Class A	41,491	202,024
#	China Minsheng Banking Corp. Ltd., Class H	4,818,600	1,920,507
	China Molybdenum Co. Ltd., Class H	5,802,966	2,981,989
	China National Building Material Co. Ltd., Class H	10,930,000	14,196,452
	China National Medicines Corp. Ltd., Class A	31,900	140,124
	China National Nuclear Power Co. Ltd., Class A	1,023,390	1,144,995
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	133,500	794,415
	China Oilfield Services Ltd., Class H	3,134,000	3,082,164
	China Overseas Land & Investment Ltd.	6,331,000	18,685,801
	China Pacific Insurance Group Co. Ltd., Class H	3,147,400	9,581,305
	China Petroleum & Chemical Corp., ADR	52,089	2,713,821
	China Petroleum & Chemical Corp., Class H	12,896,800	6,752,633
	China Railway Group Ltd., Class H	5,099,000	3,147,524
Ω	China Railway Signal & Communication Corp. Ltd., Class H	2,390,000	845,754
	China Resources Beer Holdings Co. Ltd.	905,611	6,761,183
	China Resources Cement Holdings Ltd.	5,574,000	4,803,270
	China Resources Gas Group Ltd.	1,864,000	9,337,232
	China Resources Land Ltd.	5,314,666	25,689,063
	China Resources Power Holdings Co. Ltd.	1,824,517	4,443,214
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	110,058	600,401
	China Shenhua Energy Co. Ltd., Class H	2,806,500	6,903,001
*	China Southern Airlines Co. Ltd., Sponsored ADR	7,704	242,291
# *	China Southern Airlines Co. Ltd., Class H	1,802,000	1,153,722
	China State Construction Engineering Corp. Ltd., Class A	1,922,400	1,576,093
	China Suntien Green Energy Corp. Ltd., Class H	673,000	410,099
	China Taiping Insurance Holdings Co. Ltd.	2,617,706	3,703,420

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Tourism Group Duty Free Corp. Ltd., Class A	91,500	$3,001,392
Ω	China Tower Corp. Ltd., Class H	65,984,000	7,970,786
	China TransInfo Technology Co. Ltd., Class A	145,530	311,332
	China Vanke Co. Ltd., Class H	2,897,920	7,491,841
	China Yangtze Power Co. Ltd., Class A	748,847	2,585,140
	China Zhenhua Group Science & Technology Co. Ltd., Class A	36,400	650,182
	China Zheshang Bank Co. Ltd., Class H	82,000	32,703
*	Chongqing Brewery Co. Ltd., Class A	21,500	452,312
	Chongqing Changan Automobile Co. Ltd., Class A	186,420	382,852
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,634,000	965,427
	Chongqing Zhifei Biological Products Co. Ltd., Class A	83,314	1,400,366
	CIFI Holdings Group Co. Ltd.	3,884,150	2,537,487
	CITIC Ltd.	4,725,000	5,306,671
#	CITIC Securities Co. Ltd., Class H	2,177,000	5,829,611
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	144,300	230,106
	CNOOC Energy Technology & Services Ltd., Class A	406,800	172,672
	Contemporary Amperex Technology Co. Ltd., Class A	61,920	5,980,679
# *	COSCO SHIPPING Holdings Co. Ltd., Class H	3,966,299	7,215,607
	Country Garden Holdings Co. Ltd.	13,766,067	11,306,840
	Country Garden Services Holdings Co. Ltd.	1,191,492	7,038,392
Ω	CSC Financial Co. Ltd., Class H	1,105,500	1,246,023
	CSPC Pharmaceutical Group Ltd.	15,225,200	18,504,543
	Daan Gene Co. Ltd., Class A	171,580	479,771
Ω	Dali Foods Group Co. Ltd.	4,496,000	2,598,569
	Daqin Railway Co. Ltd., Class A	883,060	919,379
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	105,675	618,095
	Datang International Power Generation Co. Ltd., Class H	2,826,000	529,424
	DHC Software Co. Ltd., Class A	290,300	328,213
	Do-Fluoride Chemicals Co. Ltd., Class A	31,200	206,566
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	254,923
	Dongfang Electric Corp. Ltd., Class H	305,200	414,174
	Dongfeng Motor Group Co. Ltd., Class H	1,426,000	1,257,511
	Dongxing Securities Co. Ltd., Class A	323,718	541,498
	East Group Co. Ltd., Class A	91,600	122,670
	East Money Information Co. Ltd., Class A	325,440	1,626,811
	Ecovacs Robotics Co. Ltd., Class A	14,400	307,400
	ENN Energy Holdings Ltd.	390,000	6,208,904
	ENN Natural Gas Co. Ltd., Class A	245,000	671,053
	Eve Energy Co. Ltd., Class A	38,105	574,125
Ω	Everbright Securities Co. Ltd., Class H	496,800	373,259
	Fangda Carbon New Material Co. Ltd., Class A	374,324	573,237
	FAW Jiefang Group Co. Ltd.	112,300	166,886
	First Capital Securities Co. Ltd., Class A	320,000	328,875
	Flat Glass Group Co. Ltd., Class H	476,000	1,910,968
	Focus Media Information Technology Co. Ltd., Class A	962,400	1,163,596
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	168,421	2,580,073
	Fosun International Ltd.	3,325,222	3,772,946
	Founder Securities Co. Ltd., Class A	411,200	476,928
	Fujian Funeng Co. Ltd., Class A	31,900	63,941
	Fujian Sunner Development Co. Ltd., Class A	154,563	515,206
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	754,800	4,087,397
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	18,800	176,902
Ω	Ganfeng Lithium Co. Ltd., Class H	108,200	1,719,334
	G-bits Network Technology Xiamen Co. Ltd., Class A	11,400	633,531
# *	GCL-Poly Energy Holdings Ltd.	20,189,000	6,153,408
	GD Power Development Co. Ltd., Class A	229,600	95,575
# *	GDS Holdings Ltd., ADR	45,771	2,008,431
*	GDS Holdings Ltd., Class A	399,000	2,083,659
	Geely Automobile Holdings Ltd.	8,279,000	17,922,022

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	GEM Co. Ltd., Class A	143,076	$200,838
	Gemdale Corp., Class A	343,800	700,801
*	Genscript Biotech Corp.	624,000	1,987,700
	GF Securities Co. Ltd., Class H	1,335,800	2,315,382
	Gigadevice Semiconductor Beijing, Inc., Class A	23,374	521,118
	Ginlong Technologies Co. Ltd., Class A	12,550	473,357
	GoerTek, Inc., Class A	198,500	1,496,997
*	Gotion High-tech Co. Ltd., Class A	68,900	440,245
	Great Wall Motor Co. Ltd., Class H	1,770,500	4,803,521
	Gree Electric Appliances, Inc. of Zhuhai, Class A	160,333	962,028
	Greenland Holdings Corp. Ltd., Class A	630,275	435,243
	GRG Banking Equipment Co. Ltd., Class A	284,000	507,943
	Guangdong Haid Group Co. Ltd., Class A	81,400	927,885
*	Guangdong HEC Technology Holding Co. Ltd., Class A	116,900	135,728
	Guangdong Investment Ltd.	2,818,000	4,025,326
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	12,200	308,380
*	Guanghui Energy Co. Ltd., Class A	764,600	705,051
	Guangxi Guiguan Electric Power Co. Ltd., Class A	34,400	29,568
	Guangzhou Automobile Group Co. Ltd., Class H	3,083,162	3,028,540
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	190,000	485,165
	Guangzhou Haige Communications Group, Inc. Co., Class A	222,052	325,484
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	25,901	318,749
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	55,300	664,121
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	28,820	434,377
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	225,855	289,072
	Guosen Securities Co. Ltd., Class A	186,700	323,461
* Ω	Guotai Junan Securities Co. Ltd., Class H	474,400	720,701
	Guoyuan Securities Co. Ltd., Class A	512,240	580,327
	Haier Smart Home Co. Ltd., Class A	258,200	1,138,718
	Haier Smart Home Co. Ltd., Class H	2,847,800	11,416,945
	Haitong Securities Co. Ltd., Class H	3,336,000	3,002,112
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	97,808	391,095
	Hangjin Technology Co. Ltd., Class A	9,200	49,413
	Hangzhou First Applied Material Co. Ltd., Class A	46,465	841,653
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	132,600	645,690
	Hangzhou Robam Appliances Co. Ltd., Class A	111,100	607,468
	Hangzhou Silan Microelectronics Co. Ltd., Class A	18,600	151,185
	Hangzhou Tigermed Consulting Co. Ltd., Class A	12,100	199,217
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	51,400	538,458
	Han's Laser Technology Industry Group Co. Ltd., Class A	128,617	965,980
Ω	Hansoh Pharmaceutical Group Co. Ltd.	1,018,000	2,098,517
	Haohua Chemical Science & Technology Co. Ltd., Class A	26,400	160,747
	Hefei Meiya Optoelectronic Technology, Inc., Class A	64,843	344,181
	Heilongjiang Agriculture Co. Ltd., Class A	174,805	365,410
	Henan Shuanghui Investment & Development Co. Ltd., Class A	281,129	1,323,874
	Hengan International Group Co. Ltd.	1,251,500	6,117,721
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	178,421	449,089
	Hengli Petrochemical Co. Ltd., Class A	403,700	1,529,280
	Hengyi Petrochemical Co. Ltd., Class A	347,388	556,170
	Hesteel Co. Ltd., Class A	990,453	372,902
	Hithink RoyalFlush Information Network Co. Ltd., Class A	31,881	637,711
	Hongfa Technology Co. Ltd., Class A	43,493	437,998
	Hongta Securities Co. Ltd., Class A	78,520	130,927
	Hopson Development Holdings Ltd.	177,210	369,246
* Ω	Hua Hong Semiconductor Ltd.	316,000	1,538,283
	Huaan Securities Co. Ltd., Class A	249,210	197,323
	Huadong Medicine Co. Ltd., Class A	150,000	866,922
	Huafon Chemical Co. Ltd., Class A	380,483	569,653
	Huagong Tech Co. Ltd., Class A	50,100	194,467

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huaibei Mining Holdings Co. Ltd., Class A	247,300	$439,551
	Hualan Biological Engineering, Inc., Class A	104,900	419,406
#	Huaneng Power International, Inc., Sponsored ADR	27,751	596,091
	Huaneng Power International, Inc., Class H	2,110,000	1,110,714
Ω	Huatai Securities Co. Ltd., Class H	1,540,800	2,738,947
	Huaxi Securities Co. Ltd., Class A	159,100	227,534
	Huaxia Bank Co. Ltd., Class A	644,456	572,462
	Huaxin Cement Co. Ltd., Class A	206,300	604,163
	Huayu Automotive Systems Co. Ltd., Class A	235,900	1,030,791
# *	Huazhu Group Ltd., ADR	114,067	4,507,928
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	112,400	532,082
	Huizhou Desay Sv Automotive Co. Ltd., Class A	16,600	365,156
	Humanwell Healthcare Group Co. Ltd., Class A	141,200	433,200
	Hunan Valin Steel Co. Ltd., Class A	1,237,900	1,080,099
	Hundsun Technologies, Inc., Class A	48,792	451,954
	Iflytek Co. Ltd., Class A	70,100	485,269
	Industrial & Commercial Bank of China Ltd., Class H	36,204,185	21,934,130
	Industrial Bank Co. Ltd., Class A	643,039	2,129,530
	Industrial Securities Co. Ltd., Class A	501,960	685,055
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	2,030,820	757,714
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	105,400	246,175
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	103,600	364,391
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	810,103	631,219
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	340,600	2,054,720
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	276,900	380,545
* Ω	Innovent Biologics, Inc.	642,000	2,718,745
	Inspur Electronic Information Industry Co. Ltd., Class A	58,384	313,406
	JA Solar Technology Co. Ltd., Class A	18,188	258,954
	Jafron Biomedical Co. Ltd., Class A	92,965	691,731
	Jason Furniture Hangzhou Co. Ltd., Class A	51,600	597,826
	JCET Group Co. Ltd., Class A	185,200	795,397
*	JD.com, Inc., ADR	178,138	13,338,973
*	JD.com, Inc., Class A	426,721	16,173,319
	Jiangsu Eastern Shenghong Co. Ltd., Class A	138,440	369,171
	Jiangsu Expressway Co. Ltd., Class H	1,020,000	1,065,751
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	70,098	854,459
	Jiangsu Hengrui Medicine Co. Ltd., Class A	215,455	1,391,024
	Jiangsu King's Luck Brewery JSC Ltd., Class A	85,912	694,503
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	90,900	344,870
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	71,390	1,773,163
	Jiangsu Yangnong Chemical Co. Ltd., Class A	29,505	548,476
	Jiangsu Yoke Technology Co. Ltd., Class A	21,600	226,228
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	137,400	646,887
	Jiangsu Zhongtian Technology Co. Ltd., Class A	243,200	643,461
	Jiangxi Copper Co. Ltd., Class H	1,692,000	2,774,472
	Jiangxi Zhengbang Technology Co. Ltd., Class A	293,246	411,220
	Jinke Properties Group Co. Ltd., Class A	296,700	210,326
	JiuGui Liquor Co. Ltd., Class A	11,500	298,963
	JL Mag Rare-Earth Co. Ltd., Class A	40,600	228,195
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	194,455	357,771
	Joinn Laboratories China Co. Ltd., Class A	7,840	119,822
	Jointown Pharmaceutical Group Co. Ltd., Class A	227,867	477,999
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	45,900	232,588
	Juewei Food Co. Ltd., Class A	51,044	424,789
	Juneyao Airlines Co. Ltd., Class A	141,100	399,818
	Keboda Technology Co. Ltd., Class A	8,000	100,197
*	Kingdee International Software Group Co. Ltd.	1,407,000	3,223,917
	Kingfa Sci & Tech Co. Ltd., Class A	391,887	703,618

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kingsoft Corp. Ltd.	981,000	$4,408,484
*	Kuang-Chi Technologies Co. Ltd., Class A	102,600	323,975
	Kunlun Energy Co. Ltd.	6,894,000	7,149,403
	Kunlun Tech Co. Ltd., Class A	55,700	165,183
	Kweichow Moutai Co. Ltd., Class A	59,193	17,695,916
	KWG Living Group Holdings Ltd.	421,250	185,313
	LB Group Co. Ltd., Class A	223,200	861,491
	Lenovo Group Ltd.	15,841,278	17,167,317
	Lens Technology Co. Ltd., Class A	261,100	707,293
	Lepu Medical Technology Beijing Co. Ltd., Class A	180,977	591,859
	Leyard Optoelectronic Co. Ltd., Class A	166,100	240,403
*	Li Auto, Inc., ADR	113,804	2,969,146
	Li Ning Co. Ltd.	1,474,000	14,383,291
	Liaoning Cheng Da Co. Ltd., Class A	143,200	375,632
*	Lingyi iTech Guangdong Co., Class A	716,318	696,063
	Logan Group Co. Ltd.	3,012,000	1,875,087
Ω	Longfor Group Holdings Ltd.	2,711,000	16,262,815
	LONGi Green Energy Technology Co. Ltd., Class A	251,620	2,820,674
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	9,000	241,265
	Luxi Chemical Group Co. Ltd., Class A	293,600	656,919
	Luxshare Precision Industry Co. Ltd., Class A	329,724	2,472,735
	Luzhou Laojiao Co. Ltd., Class A	76,529	2,631,515
	Mango Excellent Media Co. Ltd., Class A	176,292	984,232
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	254,457	288,091
* Ω	Meituan, Class B	1,192,700	35,583,421
	Metallurgical Corp. of China Ltd., Class H	4,159,000	1,115,379
#	Microport Scientific Corp.	480,303	1,384,363
	Midea Group Co. Ltd., Class A	479,784	5,578,357
	Ming Yang Smart Energy Group Ltd., Class A	150,904	614,748
	Montage Technology Co. Ltd., Class A	22,233	251,191
	Muyuan Foods Co. Ltd., Class A	327,287	2,849,143
	Nanjing Hanrui Cobalt Co. Ltd., Class A	21,947	246,993
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	88,854	507,737
	Nanjing Securities Co. Ltd., Class A	432,700	614,684
	NARI Technology Co. Ltd., Class A	207,960	1,163,411
	NAURA Technology Group Co. Ltd., Class A	6,700	304,872
*	NavInfo Co. Ltd., Class A	185,350	467,376
	NetEase, Inc., ADR	223,608	23,112,123
	NetEase, Inc.	30,900	645,176
	New China Life Insurance Co. Ltd., Class H	1,684,100	4,803,444
*	New Hope Liuhe Co. Ltd., Class A	270,500	688,960
	Nine Dragons Paper Holdings Ltd.	3,293,000	3,289,282
	Ninestar Corp., Class A	71,051	549,012
	Ningbo Joyson Electronic Corp., Class A	126,400	368,242
	Ningbo Orient Wires & Cables Co. Ltd., Class A	48,842	457,344
	Ningbo Tuopu Group Co. Ltd., Class A	75,148	659,777
	Ningbo Zhoushan Port Co. Ltd., Class A	449,700	280,228
	Ningxia Baofeng Energy Group Co. Ltd., Class A	320,300	813,148
*	NIO, Inc., ADR	368,459	9,030,930
*	North Industries Group Red Arrow Co. Ltd., Class A	55,100	160,629
*	Offcn Education Technology Co. Ltd., Class A	80,212	84,137
*	OFILM Group Co. Ltd., Class A	214,300	270,683
	Oppein Home Group, Inc., Class A	38,695	840,655
Ω	Orient Securities Co. Ltd., Class H	1,012,800	793,800
	Ovctek China, Inc., Class A	33,152	199,482
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	747,000	437,745
	People's Insurance Co. Group of China Ltd., Class H	7,953,000	2,516,725
	Perfect World Co. Ltd., Class A	175,785	382,539
	PetroChina Co. Ltd., ADR	84,055	4,159,882

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	PetroChina Co. Ltd., Class H	10,762,000	$5,336,787
Ω	Pharmaron Beijing Co. Ltd., Class H	96,800	1,231,480
	PICC Property & Casualty Co. Ltd., Class H	9,445,198	8,800,586
*	Pinduoduo, Inc., ADR	122,979	7,359,063
	Ping An Bank Co. Ltd., Class A	608,900	1,527,667
	Ping An Insurance Group Co. of China Ltd., Class H	5,400,000	42,853,426
	Poly Developments & Holdings Group Co. Ltd., Class A	448,683	1,106,798
Ω	Postal Savings Bank of China Co. Ltd., Class H	4,768,000	3,972,458
	Power Construction Corp. of China Ltd., Class A	583,011	798,695
	Proya Cosmetics Co. Ltd., Class A	15,700	419,836
	Qingdao Haier Biomedical Co. Ltd., Class A	3,428	38,921
Ω	Qingdao Port International Co. Ltd., Class H	69,000	37,444
	Qingdao TGOOD Electric Co. Ltd., Class A	78,000	252,609
	Raytron Technology Co. Ltd., Class A	26,285	261,188
* Ω	Red Star Macalline Group Corp. Ltd., Class H	91,289	50,366
	Risen Energy Co. Ltd., Class A	103,100	357,055
	Riyue Heavy Industry Co. Ltd., Class A	76,100	336,085
	Rongsheng Petrochemical Co. Ltd., Class A	530,694	1,520,641
	SAIC Motor Corp. Ltd., Class A	236,045	701,916
	Sailun Group Co. Ltd., Class A	350,400	643,123
	Sanan Optoelectronics Co. Ltd., Class A	114,600	513,711
	Sangfor Technologies, Inc., Class A	11,300	277,126
	Sany Heavy Industry Co. Ltd., Class A	508,834	1,624,905
	Satellite Chemical Co. Ltd., Class A	155,120	1,033,629
	SDIC Power Holdings Co. Ltd., Class A	251,000	396,639
	Seazen Group Ltd.	2,759,904	1,867,083
	Seazen Holdings Co. Ltd., Class A	235,400	1,232,087
	SF Holding Co. Ltd., Class A	174,461	1,751,951
	SG Micro Corp., Class A	6,300	275,697
	Shaanxi Coal Industry Co. Ltd., Class A	694,700	1,381,136
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	206,800	341,608
# Ω	Shandong Gold Mining Co. Ltd., Class H	760,250	1,283,034
	Shandong Hi-speed Co. Ltd., Class A	111,700	93,499
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	209,950	1,012,468
	Shandong Linglong Tyre Co. Ltd., Class A	130,200	630,535
	Shandong Nanshan Aluminum Co. Ltd., Class A	910,010	625,324
	Shandong Sun Paper Industry JSC Ltd., Class A	357,850	631,453
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,621,200	4,462,737
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	39,340	271,969
	Shanghai Baosight Software Co. Ltd., Class A	81,393	696,269
	Shanghai Construction Group Co. Ltd., Class A	673,776	349,317
	Shanghai Electric Group Co. Ltd., Class H	3,012,000	828,834
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	552,500	2,215,479
*	Shanghai International Airport Co. Ltd., Class A	56,200	448,779
	Shanghai International Port Group Co. Ltd., Class A	334,000	299,372
	Shanghai Jahwa United Co. Ltd., Class A	53,100	338,997
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	69,800	621,107
	Shanghai Lingang Holdings Corp. Ltd., Class A	187,320	427,312
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	206,820	344,291
	Shanghai M&G Stationery, Inc., Class A	51,069	442,431
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,263,500	2,466,946
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	1,171,597
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	23,261	526,372
	Shanghai RAAS Blood Products Co. Ltd., Class A	400,600	424,489
	Shanghai Wanye Enterprises Co. Ltd., Class A	56,200	222,244
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	252,259	367,301
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	181,800	393,211
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	558,030	689,934
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	313,130	598,399

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shanxi Meijin Energy Co. Ltd., Class A	523,517	$1,106,625
	Shanxi Securities Co. Ltd., Class A	142,560	132,965
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	538,600	580,547
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	58,607	2,554,196
	Shenergy Co. Ltd., Class A	43,000	43,827
	Shenghe Resources Holding Co. Ltd., Class A	140,400	366,055
	Shengyi Technology Co. Ltd., Class A	157,700	490,889
	Shennan Circuits Co. Ltd., Class A	25,382	476,592
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	2,196,000	541,903
	Shenzhen Capchem Technology Co. Ltd., Class A	14,900	223,942
	Shenzhen Energy Group Co. Ltd., Class A	227,319	250,063
	Shenzhen Gas Corp. Ltd., Class A	150,500	184,464
	Shenzhen Goodix Technology Co. Ltd., Class A	40,300	565,327
	Shenzhen Inovance Technology Co. Ltd., Class A	92,000	880,875
	Shenzhen Kaifa Technology Co. Ltd., Class A	171,200	361,213
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	23,850	303,307
	Shenzhen Kedali Industry Co. Ltd., Class A	15,600	385,249
	Shenzhen Kinwong Electronic Co. Ltd., Class A	62,764	336,039
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	57,873	2,953,293
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	626,380	767,121
*	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	71,100	263,186
	Shenzhen SC New Energy Technology Corp., Class A	25,266	327,846
	Shenzhen Senior Technology Material Co. Ltd., Class A	29,300	165,663
	Shenzhen Sunlord Electronics Co. Ltd., Class A	92,900	494,579
	Shenzhen Sunway Communication Co. Ltd., Class A	58,500	197,870
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	93,271	481,290
	Shenzhou International Group Holdings Ltd.	473,100	8,778,343
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	174,763	575,515
	Sichuan Chuantou Energy Co. Ltd., Class A	149,500	261,128
*	Sichuan Development Lomon Co. Ltd., Class A	114,700	203,220
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	713,400	395,265
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	359,844
	Sichuan Road & Bridge Co. Ltd., Class A	573,200	972,600
	Sichuan Swellfun Co. Ltd., Class A	23,700	371,944
	Sichuan Yahua Industrial Group Co. Ltd., Class A	73,800	271,859
	Sieyuan Electric Co. Ltd., Class A	58,600	421,992
	Sino Biopharmaceutical Ltd.	14,901,500	10,276,864
	Sinolink Securities Co. Ltd., Class A	232,100	380,305
	Sinoma Science & Technology Co. Ltd., Class A	190,294	888,946
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	857,000	189,119
	Sinopharm Group Co. Ltd., Class H	2,426,400	5,427,357
	Skshu Paint Co. Ltd., Class A	8,548	143,223
	Songcheng Performance Development Co. Ltd., Class A	170,500	412,524
	SooChow Securities Co. Ltd., Class A	592,150	732,434
	Southwest Securities Co. Ltd., Class A	779,936	588,465
*	Spring Airlines Co. Ltd., Class A	48,500	436,802
*	STARK Corp. PCL	2,102,900	285,482
	Sunac China Holdings Ltd.	2,757,000	3,397,510
* Ω	Sunac Services Holdings Ltd.	2,102	2,391
	Sungrow Power Supply Co. Ltd., Class A	53,300	967,657
*	Suning.com Co. Ltd., Class A	706,124	434,924
	Sunny Optical Technology Group Co. Ltd.	447,400	11,550,776
	Sunwoda Electronic Co. Ltd., Class A	67,900	382,898
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	275,900	1,082,226
	Suzhou Maxwell Technologies Co. Ltd., Class A	4,360	342,498
	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	26,400	278,749
	TBEA Co. Ltd., Class A	276,500	827,744
	TCL Technology Group Corp., Class A	1,029,480	917,499
	Tencent Holdings Ltd.	3,951,600	247,616,244

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Tencent Music Entertainment Group, ADR	730,433	$4,514,076
	Thunder Software Technology Co. Ltd., Class A	13,300	295,179
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	56,900	321,739
	Tianjin Guangyu Development Co. Ltd., Class A	88,700	294,789
	Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	91,300	622,655
	Tianma Microelectronics Co. Ltd., Class A	161,455	304,178
	Tianshui Huatian Technology Co. Ltd., Class A	305,000	553,665
	Tibet Summit Resources Co. Ltd., Class A	56,900	259,494
	Tingyi Cayman Islands Holding Corp.	4,270,000	8,846,524
	Titan Wind Energy Suzhou Co. Ltd., Class A	124,100	393,646
	Toly Bread Co. Ltd., Class A	109,820	450,400
	TongFu Microelectronics Co. Ltd., Class A	167,000	461,583
	Tongkun Group Co. Ltd., Class A	147,509	485,386
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,091,500	589,626
	Tongwei Co. Ltd., Class A	209,300	1,249,699
*	Topchoice Medical Corp., Class A	13,300	313,170
Ω	Topsports International Holdings Ltd.	979,000	884,584
	Transfar Zhilian Co. Ltd., Class A	287,626	351,636
	TravelSky Technology Ltd., Class H	183,000	342,950
*	Trip.com Group Ltd., ADR	442,202	11,766,995
*	Trip.com Group Ltd.	99,700	2,653,039
	Tsingtao Brewery Co. Ltd., Class H	770,000	6,929,966
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	27,000	921,500
	Unisplendour Corp. Ltd., Class A	164,160	543,835
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	211,900	461,422
*	Vipshop Holdings Ltd., ADR	720,998	6,712,491
	Walvax Biotechnology Co. Ltd., Class A	55,500	428,148
*	Wanda Film Holding Co. Ltd., Class A	68,700	159,391
	Wangfujing Group Co. Ltd., Class A	74,762	321,847
	Wanhua Chemical Group Co. Ltd., Class A	203,200	2,933,516
	Want Want China Holdings Ltd.	11,082,000	10,872,734
# *	Weibo Corp., Sponsored ADR	113,478	3,932,013
#	Weichai Power Co. Ltd., Class H	2,877,800	5,222,144
	Weihai Guangwei Composites Co. Ltd., Class A	41,729	475,091
*	Wens Foodstuffs Group Co. Ltd., Class A	229,780	731,745
	Western Securities Co. Ltd., Class A	340,300	409,917
	Western Superconducting Technologies Co. Ltd., Class A	28,884	372,871
	Westone Information Industry, Inc., Class A	39,800	253,652
	Will Semiconductor Co. Ltd., Class A	40,312	1,637,728
	Wingtech Technology Co. Ltd., Class A	32,700	557,593
	Winning Health Technology Group Co. Ltd., Class A	183,700	334,971
	Wuchan Zhongda Group Co. Ltd., Class A	615,250	513,829
	Wuhan Guide Infrared Co. Ltd., Class A	107,744	357,493
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	26,550	210,582
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	154,463	611,877
	Wuliangye Yibin Co. Ltd., Class A	177,806	5,597,467
Ω	WuXi AppTec Co. Ltd., Class H	167,960	2,409,094
* Ω	Wuxi Biologics Cayman, Inc.	1,235,500	12,383,125
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	17,680	203,231
	XCMG Construction Machinery Co. Ltd., Class A	363,803	325,851
	Xiamen C & D, Inc., Class A	99,400	147,089
	Xiamen Faratronic Co. Ltd., Class A	12,100	376,766
	Xiamen Intretech, Inc., Class A	78,460	371,303
	Xiamen Tungsten Co. Ltd., Class A	178,680	556,183
	Xi'an Triangle Defense Co. Ltd., Class A	21,300	147,866
	Xianhe Co. Ltd., Class A	46,900	260,260
* Ω	Xiaomi Corp., Class B	14,646,400	31,070,411
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	1,178,159	2,053,974

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	224,500	$376,674
	Xinyi Solar Holdings Ltd.	5,739,103	9,207,044
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	42,800	422,120
#	Yankuang Energy Group Co. Ltd., Class H	3,596,000	7,618,659
	Yantai Eddie Precision Machinery Co. Ltd., Class A	68,061	321,752
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	92,955	616,328
	Yealink Network Technology Corp. Ltd., Class A	41,840	516,526
	Yifeng Pharmacy Chain Co. Ltd., Class A	58,834	460,969
	Yihai International Holding Ltd.	579,000	2,471,737
	Yintai Gold Co. Ltd., Class A	343,617	450,185
	Yonghui Superstores Co. Ltd., Class A	592,400	362,886
	YongXing Special Materials Technology Co. Ltd., Class A	15,300	293,898
	Yonyou Network Technology Co. Ltd., Class A	83,500	463,956
	Youngor Group Co. Ltd., Class A	543,304	569,901
	YTO Express Group Co. Ltd., Class A	267,800	681,396
	Yum China Holdings, Inc.	543,135	26,162,813
	Yunda Holding Co. Ltd., Class A	217,790	678,259
*	Yunnan Aluminium Co. Ltd., Class A	463,600	812,534
	Yunnan Baiyao Group Co. Ltd., Class A	39,100	557,020
	Yunnan Copper Co. Ltd., Class A	223,400	430,144
	Yunnan Energy New Material Co. Ltd., Class A	23,485	944,518
*	Yunnan Tin Co. Ltd., Class A	179,800	573,695
# *	Zai Lab Ltd.	20,100	949,428
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	25,050	1,420,047
	Zhefu Holding Group Co. Ltd., Class A	607,423	574,740
*	Zhejiang Century Huatong Group Co. Ltd., Class A	458,400	490,256
	Zhejiang China Commodities City Group Co. Ltd., Class A	644,379	456,956
	Zhejiang Chint Electrics Co. Ltd., Class A	141,884	1,070,631
	Zhejiang Dahua Technology Co. Ltd., Class A	297,413	899,989
	Zhejiang Dingli Machinery Co. Ltd., Class A	52,170	602,511
	Zhejiang HangKe Technology, Inc. Co., Class A	17,887	247,306
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	172,140	569,125
	Zhejiang Huayou Cobalt Co. Ltd., Class A	32,986	518,775
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	54,000	494,366
	Zhejiang Juhua Co. Ltd., Class A	252,100	516,723
	Zhejiang Longsheng Group Co. Ltd., Class A	316,700	623,096
	Zhejiang NHU Co. Ltd., Class A	279,540	1,329,678
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	177,090	537,059
	Zhejiang Supor Co. Ltd., Class A	69,903	571,990
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	153,893	745,265
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	204,734	731,244
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	35,300	257,379
*	Zhejiang Yongtai Technology Co. Ltd., Class A	33,000	169,158
	Zheshang Securities Co. Ltd., Class A	270,063	526,663
* Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	374,400	1,289,353
	Zhongji Innolight Co. Ltd., Class A	55,527	315,386
	Zhongjin Gold Corp. Ltd., Class A	428,700	541,209
	Zhongsheng Group Holdings Ltd.	582,000	4,470,992
	Zhuzhou CRRC Times Electric Co.	640,300	3,381,866
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	33,500	444,395
	Zhuzhou Kibing Group Co. Ltd., Class A	352,001	886,648
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	348,460	510,714
	Zijin Mining Group Co. Ltd., Class H	5,377,000	6,980,475
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	2,399,600	1,571,639
	ZTE Corp., Class H	1,033,085	2,791,643
	ZTO Express Cayman, Inc., ADR	457,717	13,749,819
TOTAL CHINA			1,778,947,099

The Emerging Markets Series
CONTINUED
		Shares	Value»
COLOMBIA — (0.2%)
	Banco de Bogota SA	48,359	$940,773
	Bancolombia SA, Sponsored ADR	47,013	1,672,723
	Bancolombia SA	119,772	1,198,392
*	Corp. Financiera Colombiana SA	5,279	39,809
#	Ecopetrol SA, Sponsored ADR	1,787	26,340
	Ecopetrol SA	2,348,250	1,727,973
	Grupo Argos SA	383,393	1,567,452
	Grupo Aval Acciones y Valores SA, ADR	10,320	58,824
	Grupo Energia Bogota SA ESP	542,617	360,115
	Interconexion Electrica SA ESP	301,894	1,804,733
TOTAL COLOMBIA			9,397,134
CZECH REPUBLIC — (0.2%)
	CEZ AS	121,406	4,504,575
	Komercni Banka AS	66,488	2,948,298
Ω	Moneta Money Bank AS	421,608	1,818,072
	O2 Czech Republic AS	47,059	582,350
TOTAL CZECH REPUBLIC			9,853,295
EGYPT — (0.1%)
*	Commercial International Bank Egypt SAE,GDR	1,129,456	3,653,704
GREECE — (0.3%)
*	Alpha Services & Holdings SA	1,125,323	1,703,007
*	Eurobank Ergasias Services & Holdings SA, Class A	1,481,913	1,676,047
* ††	FF Group	12,618	12,758
	Hellenic Petroleum Holdings SA	50,032	371,802
	Hellenic Telecommunications Organization SA	158,506	3,080,934
	JUMBO SA	69,841	1,038,834
*	LAMDA Development SA	7,667	60,558
	Motor Oil Hellas Corinth Refineries SA	59,530	953,336
	Mytilineos SA	75,194	1,286,313
*	National Bank of Greece SA	454,861	1,790,261
	OPAP SA	136,342	2,025,083
*	Piraeus Financial Holdings SA	17,910	30,138
*	Public Power Corp. SA	39,033	379,955
	Terna Energy SA	49,394	720,417
	Titan Cement International SA	12,011	187,824
TOTAL GREECE			15,317,267
HONG KONG — (0.1%)
* Ω	ESR Cayman Ltd.	424,400	1,439,013
	Wharf Holdings Ltd.	847,000	2,894,674
TOTAL HONG KONG			4,333,687
HUNGARY — (0.3%)
	MOL Hungarian Oil & Gas PLC	978,997	8,537,317
*	OTP Bank Nyrt	150,448	8,730,067
	Richter Gedeon Nyrt	79,025	2,085,744
TOTAL HUNGARY			19,353,128
INDIA — (13.9%)
	Aarti Industries Ltd.	228,303	3,035,050
	ABB India Ltd.	32,057	992,593
	ACC Ltd.	119,736	3,684,346
	Adani Enterprises Ltd.	157,910	3,655,533
*	Adani Green Energy Ltd.	190,932	4,829,450

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Adani Ports & Special Economic Zone Ltd.	489,626	$4,747,005
*	Adani Power Ltd.	1,288,677	1,873,791
	Adani Total Gas Ltd.	63,181	1,566,174
*	Adani Transmission Ltd.	309,486	8,301,279
*	Aditya Birla Capital Ltd.	391,081	626,119
	Alkem Laboratories Ltd.	23,127	1,100,152
	Ambuja Cements Ltd.	746,781	3,674,866
	Apollo Hospitals Enterprise Ltd.	80,459	4,830,356
	Ashok Leyland Ltd.	1,406,568	2,524,505
	Asian Paints Ltd.	247,184	10,500,428
	Astral Ltd.	74,861	2,184,897
	Atul Ltd.	764	97,836
* Ω	AU Small Finance Bank Ltd.	87,115	1,541,090
	Aurobindo Pharma Ltd.	674,208	5,755,037
* Ω	Avenue Supermarts Ltd.	53,575	2,966,768
*	Axis Bank Ltd.	1,262,523	13,186,838
	Bajaj Auto Ltd.	60,754	2,902,206
	Bajaj Finance Ltd.	117,102	11,096,619
	Bajaj Finserv Ltd.	21,628	4,588,831
	Bajaj Holdings & Investment Ltd.	58,730	4,077,979
	Balkrishna Industries Ltd.	140,951	4,435,836
Ω	Bandhan Bank Ltd.	603,569	2,572,322
*	Bank of Baroda	1,122,908	1,635,574
	Berger Paints India Ltd.	176,463	1,716,445
	Bharat Electronics Ltd.	2,181,001	6,180,055
	Bharat Forge Ltd.	159,872	1,586,294
	Bharat Petroleum Corp. Ltd.	443,021	2,371,126
*	Bharti Airtel Ltd.	1,493,167	14,670,766
*	Bharti Airtel Ltd.	104,833	536,651
*	Biocon Ltd.	359,735	1,777,986
	Bosch Ltd.	4,516	1,005,727
	Britannia Industries Ltd.	50,555	2,409,865
	Cadila Healthcare Ltd.	431,712	2,364,354
*	Canara Bank	364,746	1,246,000
	Cholamandalam Investment & Finance Co. Ltd.	726,540	6,228,496
	Cipla Ltd.	673,841	8,554,297
	Coal India Ltd.	765,174	1,643,060
	Coforge Ltd.	20,972	1,369,096
	Colgate-Palmolive India Ltd.	122,914	2,351,095
	Container Corp. of India Ltd.	271,569	2,364,927
	Crompton Greaves Consumer Electricals Ltd.	175,228	1,002,203
	Cummins India Ltd.	13,189	167,277
	Dabur India Ltd.	350,280	2,533,922
	Dalmia Bharat Ltd.	44,184	1,055,337
	Deepak Nitrite Ltd.	65,834	1,983,884
	Divi's Laboratories Ltd.	61,792	3,351,180
	Dixon Technologies India Ltd.	2,979	177,750
	DLF Ltd.	530,091	2,814,326
Ω	Dr Lal PathLabs Ltd.	27,645	1,104,961
	Dr Reddy's Laboratories Ltd., ADR	94,524	5,435,130
	Dr Reddy's Laboratories Ltd.	28,106	1,622,503
	Edelweiss Financial Services Ltd.	37,563	35,425
	Eicher Motors Ltd.	108,989	3,882,582
	GAIL India Ltd.	1,523,396	2,964,404
	GAIL India Ltd., GDR	102,368	1,194,442
* Ω	General Insurance Corp. of India	93,758	179,935
	GlaxoSmithKline Pharmaceuticals Ltd.	32,553	688,234
*	Godrej Consumer Products Ltd.	332,996	3,987,201
*	Godrej Properties Ltd.	75,574	1,750,172

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Grasim Industries Ltd.	283,341	$6,595,167
	Gujarat Gas Ltd.	139,066	1,261,872
	Hatsun Agro Product Ltd.	2,770	38,273
	Havells India Ltd.	162,600	2,605,851
	HCL Technologies Ltd.	801,390	11,896,489
Ω	HDFC Asset Management Co. Ltd.	43,474	1,290,578
	HDFC Bank Ltd.	1,865,389	37,485,966
Ω	HDFC Life Insurance Co. Ltd.	220,030	1,846,443
*	Hemisphere Properties India Ltd.	109,030	202,406
	Hero MotoCorp Ltd.	132,041	4,833,059
	Hindalco Industries Ltd.	2,222,008	14,746,798
	Hindustan Aeronautics Ltd.	60,847	1,184,908
	Hindustan Petroleum Corp. Ltd.	689,862	2,923,741
	Hindustan Unilever Ltd.	499,549	15,296,340
	Hitachi Energy India Ltd.	8,507	357,829
	Honeywell Automation India Ltd.	1,563	890,105
	Housing Development Finance Corp. Ltd.	698,934	23,819,764
	ICICI Bank Ltd., Sponsored ADR	649,989	14,124,250
	ICICI Bank Ltd.	1,390,129	14,938,144
Ω	ICICI Lombard General Insurance Co. Ltd.	126,195	2,325,625
Ω	ICICI Prudential Life Insurance Co. Ltd.	209,896	1,584,677
*	IDFC First Bank Ltd.	2,392,328	1,517,203
	IIFL Securities Ltd.	66,313	88,198
	IIFL Wealth Management Ltd.	7,144	154,054
	Indian Oil Corp. Ltd.	1,007,045	1,703,708
*	Indian Overseas Bank	1,569,149	456,807
	Indian Railway Catering & Tourism Corp. Ltd.	286,116	3,363,221
	Indraprastha Gas Ltd.	285,841	1,513,361
	Indus Towers Ltd.	1,010,854	3,450,117
	IndusInd Bank Ltd.	238,090	2,809,997
	Info Edge India Ltd.	41,683	2,764,187
	Infosys Ltd., Sponsored ADR	670,721	15,808,894
	Infosys Ltd.	1,779,532	41,908,085
* Ω	InterGlobe Aviation Ltd.	38,619	967,806
	Ipca Laboratories Ltd.	57,338	798,211
	ITC Ltd.	2,082,998	6,180,728
*	Jindal Steel & Power Ltd.	368,289	1,930,220
	JSW Energy Ltd.	276,086	1,132,424
	JSW Steel Ltd.	1,561,049	13,329,979
	Jubilant Foodworks Ltd.	107,215	4,913,007
	Kansai Nerolac Paints Ltd.	142,647	1,091,031
	Kotak Mahindra Bank Ltd.	451,517	11,318,758
Ω	L&T Technology Services Ltd.	29,195	1,852,561
Ω	Larsen & Toubro Infotech Ltd.	40,958	3,472,874
	Larsen & Toubro Ltd.	420,680	10,857,161
Ω	Laurus Labs Ltd.	327,453	2,221,493
	Lupin Ltd.	303,782	3,718,045
	Mahindra & Mahindra Ltd.	922,436	11,010,692
	Marico Ltd.	579,820	3,774,709
	Maruti Suzuki India Ltd.	52,193	6,038,076
*	Max Financial Services Ltd.	154,648	1,966,939
*	Max Healthcare Institute Ltd.	201,238	997,524
	Minda Industries Ltd.	34,503	520,479
	Mindtree Ltd.	77,849	4,252,917
	Motherson Sumi Systems Ltd.	1,325,504	3,223,627
	Motherson Sumi Wiring India	1,325,505	707,848
	Mphasis Ltd.	146,876	6,159,050
	MRF Ltd.	2,282	2,210,392
	Muthoot Finance Ltd.	250,082	4,914,054

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Nestle India Ltd.	20,232	$5,033,895
	NHPC Ltd.	206,493	83,281
	NMDC Ltd.	1,069,972	2,021,706
	NTPC Ltd.	1,541,570	2,951,064
*	Oberoi Realty Ltd.	32,049	394,785
	Oil & Natural Gas Corp. Ltd.	877,425	2,050,489
	Oracle Financial Services Software Ltd.	30,805	1,456,490
	Page Industries Ltd.	7,882	4,502,557
	Persistent Systems Ltd.	15,179	903,913
	Petronet LNG Ltd.	1,656,399	4,769,581
	PI Industries Ltd.	68,216	2,244,769
	Pidilite Industries Ltd.	97,732	3,224,549
	Piramal Enterprises Ltd.	117,594	3,789,979
	Power Finance Corp. Ltd.	1,995,257	3,270,382
	Power Grid Corp. of India Ltd.	1,622,745	4,706,474
	Procter & Gamble Hygiene & Health Care Ltd.	11,092	2,185,437
*	Punjab National Bank	1,966,565	1,102,065
	REC Ltd.	1,264,082	2,363,417
	Relaxo Footwears Ltd.	17,122	283,151
	Reliance Industries Ltd.	1,533,074	49,353,843
*	SBI Cards & Payment Services Ltd.	79,899	947,649
Ω	SBI Life Insurance Co. Ltd.	169,596	2,827,529
	Shree Cement Ltd.	10,117	3,304,190
	Shriram Transport Finance Co. Ltd.	272,491	4,539,164
	Siemens Ltd.	33,599	1,052,466
	SRF Ltd.	187,447	6,053,508
	State Bank of India	933,814	6,796,170
	State Bank of India, GDR	3,115	224,280
	Steel Authority of India Ltd.	2,121,964	2,834,227
	Sun Pharmaceutical Industries Ltd.	730,482	8,201,726
	Sundaram Finance Holdings Ltd.	40,687	45,216
	Sundaram Finance Ltd.	4,563	138,180
	Supreme Industries Ltd.	12,166	341,864
	Tata Communications Ltd.	108,655	1,882,057
	Tata Consultancy Services Ltd.	619,794	31,282,911
	Tata Consumer Products Ltd.	546,708	5,350,713
	Tata Elxsi Ltd.	26,362	2,700,903
# *	Tata Motors Ltd., Sponsored ADR	47,265	1,595,666
*	Tata Motors Ltd.	2,234,196	15,406,274
	Tata Power Co. Ltd.	1,174,757	3,912,254
	Tata Steel Ltd.	1,167,525	17,207,034
	Tech Mahindra Ltd.	649,831	13,006,381
	Titan Co. Ltd.	173,905	5,532,942
	Torrent Pharmaceuticals Ltd.	85,268	3,053,173
	Trent Ltd.	69,146	959,190
	Trident Ltd.	28,354	23,545
	Tube Investments of India Ltd.	11,491	262,098
	TVS Motor Co. Ltd.	106,519	872,754
	UltraTech Cement Ltd.	61,964	6,023,527
	United Breweries Ltd.	45,367	988,525
*	United Spirits Ltd.	259,011	3,019,986
	UPL Ltd.	1,213,174	12,769,426
	Varun Beverages Ltd.	165,585	2,017,861
	Vedanta Ltd.	1,576,254	6,877,904
*	Vodafone Idea Ltd.	7,119,524	1,034,099
	Voltas Ltd.	177,112	2,818,271
	Whirlpool of India Ltd.	5,293	131,810
	Wipro Ltd.	1,042,504	8,054,665

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Zee Entertainment Enterprises Ltd.	7,924	$30,982
TOTAL INDIA			833,450,257
INDONESIA — (1.8%)
	Ace Hardware Indonesia Tbk PT	806,400	69,442
	Adaro Energy Tbk PT	28,040,900	4,390,694
	Aneka Tambang Tbk	11,824,900	1,475,251
	Astra International Tbk PT	11,767,410	4,503,705
	Bank Central Asia Tbk PT	32,282,500	17,170,966
*	Bank Jago Tbk PT	1,863,100	2,129,988
	Bank Mandiri Persero Tbk PT	9,252,634	4,848,457
	Bank Negara Indonesia Persero Tbk PT	7,451,622	3,824,508
	Bank Rakyat Indonesia Persero Tbk PT	41,813,176	11,901,510
*	Bank Raya Indonesia Tbk PT	1,937,398	172,910
*	Bank Syariah Indonesia Tbk PT	2,030,300	218,390
	Barito Pacific Tbk PT	25,438,700	1,580,585
	Bukit Asam Tbk PT	4,736,900	943,288
	Charoen Pokphand Indonesia Tbk PT	7,364,600	3,236,026
*	Elang Mahkota Teknologi Tbk PT	13,881,000	1,740,506
	Gudang Garam Tbk PT	894,100	1,908,188
	Indah Kiat Pulp & Paper Tbk PT	4,919,800	2,616,377
	Indocement Tunggal Prakarsa Tbk PT	1,710,200	1,310,139
	Indofood CBP Sukses Makmur Tbk PT	2,925,400	1,778,496
	Indofood Sukses Makmur Tbk PT	8,890,300	3,920,604
	Indosat Tbk PT	968,600	386,925
*	Jasa Marga Persero Tbk PT	653,413	149,852
	Kalbe Farma Tbk PT	34,146,500	3,900,919
	Mayora Indah Tbk PT	8,913,325	1,162,144
*	Merdeka Copper Gold Tbk PT	6,536,500	1,671,009
	Mitra Keluarga Karyasehat Tbk PT	4,962,800	871,962
	MNC Studios International Tbk PT	66,800	15,319
*	Perusahaan Gas Negara Tbk PT	9,214,200	891,847
	Sarana Menara Nusantara Tbk PT	35,447,000	2,533,498
	Semen Indonesia Persero Tbk PT	4,724,500	2,225,106
	Sinar Mas Agro Resources & Technology Tbk PT	1,035,700	327,387
*	Smartfren Telecom Tbk PT	134,232,400	758,313
	Sumber Alfaria Trijaya Tbk PT	10,587,800	859,680
*	Surya Citra Media Tbk PT	12,268,700	250,102
	Telkom Indonesia Persero Tbk PT	22,978,700	6,729,899
	Tower Bersama Infrastructure Tbk PT	10,705,800	2,156,038
*	Transcoal Pacific Tbk PT	993,300	711,233
	Unilever Indonesia Tbk PT	5,436,700	1,529,079
	United Tractors Tbk PT	3,478,896	5,624,818
	Vale Indonesia Tbk PT	3,867,700	1,279,424
	XL Axiata Tbk PT	6,670,600	1,548,720
TOTAL INDONESIA			105,323,304
MALAYSIA — (1.4%)
	Alliance Bank Malaysia Bhd	60,500	47,898
*	AMMB Holdings Bhd	2,155,459	1,683,394
	Astro Malaysia Holdings Bhd	566,000	129,946
	Axiata Group Bhd	2,148,032	1,908,364
	Batu Kawan Bhd	110,600	614,336
	BIMB Holdings Bhd	1,107,455	833,973
#	Bursa Malaysia Bhd	325,200	486,809
#	Carlsberg Brewery Malaysia Bhd, Class B	139,000	671,371
#	CIMB Group Holdings Bhd	2,803,922	3,492,819
#	D&O Green Technologies Bhd	461,100	543,679

The Emerging Markets Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Dialog Group Bhd	2,430,718	$1,491,389
#	DiGi.Com Bhd	2,260,820	2,055,447
#	Fraser & Neave Holdings Bhd	161,800	956,559
	Frontken Corp. Bhd	493,100	380,699
*	Gamuda Bhd	1,932,246	1,280,739
	Genting Bhd	1,808,100	1,893,777
	Genting Malaysia Bhd	2,150,900	1,408,279
	Genting Plantations Bhd	266,300	410,659
# *	Greatech Technology Bhd	373,400	470,502
#	HAP Seng Consolidated Bhd	852,600	1,548,714
	Hartalega Holdings Bhd	1,359,400	1,908,580
#	Heineken Malaysia Bhd	135,700	664,698
	Hong Leong Bank Bhd	259,166	1,203,351
#	Hong Leong Financial Group Bhd	438,983	1,915,790
# *	Hong Seng Consolidated Bhd	361,000	238,445
	IHH Healthcare Bhd	527,100	812,242
	IJM Corp. Bhd	1,699,200	578,330
	Inari Amertron Bhd	1,555,700	1,243,031
#	IOI Corp. Bhd	1,517,305	1,379,354
#	IOI Properties Group Bhd	1,450,429	353,901
	Kossan Rubber Industries	1,749,400	752,918
	Kuala Lumpur Kepong Bhd	341,946	1,763,258
# Ω	Lotte Chemical Titan Holding Bhd	514,700	274,877
	Malayan Banking Bhd	2,684,106	5,306,905
# *	Malaysia Airports Holdings Bhd	1,171,341	1,599,309
	Malaysian Pacific Industries Bhd	47,900	456,715
#	Maxis Bhd	1,702,500	1,721,234
	MISC Bhd	629,598	1,050,845
	My EG Services Bhd	5,206,634	1,214,246
#	Nestle Malaysia Bhd	46,100	1,456,675
	Petronas Chemicals Group Bhd	1,202,900	2,557,212
	Petronas Dagangan Bhd	188,400	874,860
	Petronas Gas Bhd	438,500	1,781,706
	PPB Group Bhd	458,980	1,743,053
	Press Metal Aluminium Holdings Bhd	1,853,900	2,734,522
	Public Bank Bhd	9,399,770	9,468,424
#	QL Resources Bhd	1,044,685	1,238,953
	RHB Bank Bhd	2,336,692	3,110,138
	Scientex Bhd	203,900	223,639
	Sime Darby Bhd	4,994,361	2,566,699
#	Sime Darby Plantation Bhd	1,162,321	982,226
*	SP Setia Bhd Group	63,900	18,830
#	Sunway Bhd	2,075,382	848,256
	Telekom Malaysia Bhd	657,164	796,331
#	Tenaga Nasional Bhd	1,116,250	2,448,677
	TIME dotCom Bhd	784,200	799,593
#	Top Glove Corp. Bhd	3,944,900	2,010,441
	Unisem M Bhd	333,200	250,153
	United Plantations Bhd	59,600	199,748
#	UWC BHD	400,100	451,361
	ViTrox Corp. Bhd	144,300	282,597
	VS Industry Bhd	1,834,100	528,922
	Westports Holdings Bhd	748,000	685,792
	Yinson Holdings Bhd	457,200	601,980
	YTL Corp. Bhd	7,358,812	976,618
TOTAL MALAYSIA			86,384,788
MEXICO — (2.0%)
#	Alfa SAB de CV, Class A	8,597,258	6,230,803

The Emerging Markets Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	America Movil SAB de CV	23,862,904	$22,453,896
	America Movil SAB de CV, Sponsored ADR, Class L	87,073	1,642,197
	Arca Continental SAB de CV	368,914	2,177,215
	Becle SAB de CV	199,974	485,200
*	Cemex SAB de CV	11,428,443	7,002,885
*	Cemex SAB de CV, Sponsored ADR	27,210	166,525
	Coca-Cola Femsa SAB de CV, Sponsored ADR	12,435	656,817
#	Coca-Cola Femsa SAB de CV	415,925	2,193,547
	El Puerto de Liverpool SAB de CV, Class C1	127,398	585,729
	Fomento Economico Mexicano SAB de CV	787,704	5,931,455
	Gruma SAB de CV, Class B	294,846	3,855,953
#	Grupo Aeroportuario del Pacifico SAB de CV, ADR	4,584	629,796
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	157,571	2,170,382
#	Grupo Aeroportuario del Sureste SAB de CV, ADR	10,074	2,046,634
	Grupo Aeroportuario del Sureste SAB de CV, Class B	2,990	60,551
	Grupo Bimbo SAB de CV, Class A	1,641,563	5,145,601
#	Grupo Carso SAB de CV	647,136	1,810,149
#	Grupo Elektra SAB de CV	66,401	4,345,615
	Grupo Financiero Banorte SAB de CV, Class O	1,271,847	8,044,919
*	Grupo Financiero Inbursa SAB de CV, Class O	2,288,840	3,318,752
	Grupo Mexico SAB de CV, Class B	2,513,367	10,808,648
	Grupo Televisa SAB, Sponsored ADR	158,178	1,618,161
#	Grupo Televisa SAB	3,411,239	6,991,816
	Industrias Penoles SAB de CV	219,812	2,360,837
#	Kimberly-Clark de Mexico SAB de CV, Class A	1,815,992	2,619,050
	Orbia Advance Corp. SAB de CV	2,338,589	5,478,021
#	Organizacion Soriana SAB de CV, Class B	666,882	753,588
	Wal-Mart de Mexico SAB de CV	2,776,557	9,418,058
TOTAL MEXICO			121,002,800
NETHERLANDS — (0.0%)
	Prosus NV	12	992
PERU — (0.1%)
# *	Aenza SAA, Sponsored ADR	42,218	75,992
#	Cementos Pacasmayo SAA, ADR	16,821	110,516
# *	Cia de Minas Buenaventura SAA, ADR	93,179	754,750
	Credicorp Ltd.	42,208	6,045,030
TOTAL PERU			6,986,288
PHILIPPINES — (0.8%)
	Aboitiz Equity Ventures, Inc.	1,265,320	1,561,857
	Aboitiz Power Corp.	1,440,600	1,000,249
	AC Energy Corp.	2,322,300	436,302
	Alliance Global Group, Inc.	80,400	20,202
	Ayala Corp.	114,302	1,954,596
	Ayala Land, Inc.	4,035,318	2,849,324
	Bank of the Philippine Islands	1,852,052	3,563,486
	BDO Unibank, Inc.	1,553,962	4,130,134
	Emperador, Inc.	2,156,600	1,002,620
*	Fwbc Holdings, Inc.	2,006,957	0
	Globe Telecom, Inc.	19,000	1,158,928
	GT Capital Holdings, Inc.	53,346	598,229
	International Container Terminal Services, Inc.	678,400	2,668,612
	JG Summit Holdings, Inc.	3,063,559	3,748,540
	Jollibee Foods Corp.	354,940	1,671,700
	LT Group, Inc.	532,100	104,621
	Manila Electric Co.	119,090	784,157

The Emerging Markets Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Metro Pacific Investments Corp.	5,864,700	$444,685
	Metropolitan Bank & Trust Co.	2,608,718	3,021,878
	PLDT, Inc., Sponsored ADR	38,027	1,391,028
	PLDT, Inc.	107,825	3,878,838
	Puregold Price Club, Inc.	868,600	632,484
	Robinsons Land Corp.	1,190,382	428,503
	San Miguel Corp.	1,317,760	2,915,142
	San Miguel Food & Beverage, Inc.	85,800	117,747
	SM Investments Corp.	102,383	1,908,560
	SM Prime Holdings, Inc.	5,266,410	3,641,958
	Union Bank of the Philippines	1,500	2,963
	Universal Robina Corp.	724,390	1,808,230
	Wilcon Depot, Inc.	236,600	139,239
TOTAL PHILIPPINES			47,584,812
POLAND — (0.8%)
*	Alior Bank SA	36,853	509,324
* Ω	Allegro.eu SA	59,710	553,414
*	AmRest Holdings SE	36,550	225,582
	Asseco Poland SA	36,918	742,848
	Bank Handlowy w Warszawie SA	12,524	193,865
*	Bank Millennium SA	298,340	603,063
	Bank Polska Kasa Opieki SA	152,569	5,083,801
	Budimex SA	4,076	231,459
#	CD Projekt SA	68,154	3,025,717
	Cyfrowy Polsat SA	249,518	1,927,525
# * Ω	Dino Polska SA	37,887	2,918,825
*	Grupa Lotos SA	158,425	2,128,726
#	ING Bank Slaski SA	24,430	1,621,526
	KGHM Polska Miedz SA	112,537	3,881,983
	KRUK SA	442	35,607
	LPP SA	832	3,254,316
*	mBank SA	22,817	2,613,127
*	Orange Polska SA	785,216	1,520,354
*	PGE Polska Grupa Energetyczna SA	1,218,669	2,295,763
	Polski Koncern Naftowy Orlen SA	313,131	5,472,734
	Polskie Gornictwo Naftowe i Gazownictwo SA	904,182	1,180,765
*	Powszechna Kasa Oszczednosci Bank Polski SA	336,889	3,943,728
	Powszechny Zaklad Ubezpieczen SA	378,598	3,370,912
	Santander Bank Polska SA	23,494	2,018,612
TOTAL POLAND			49,353,576
QATAR — (0.7%)
	Commercial Bank PSQC	817,280	1,609,454
	Industries Qatar QSC	490,951	2,269,373
	Masraf Al Rayan QSC	1,681,242	2,265,371
	Mesaieed Petrochemical Holding Co.	3,448,812	2,310,981
	Ooredoo QPSC	1,353,316	2,701,890
	Qatar Electricity & Water Co. QSC	382,308	1,876,051
	Qatar Fuel QSC	273,469	1,427,289
	Qatar Gas Transport Co. Ltd.	3,673,452	3,645,144
	Qatar International Islamic Bank QSC	319,758	877,877
	Qatar Islamic Bank SAQ	1,274,476	6,857,227
	Qatar National Bank QPSC	2,466,222	14,818,638
TOTAL QATAR			40,659,295
RUSSIA — (1.1%)
	Gazprom PJSC,Sponsored ADR	1,293,312	11,241,477

The Emerging Markets Series
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
	Lukoil PJSC, Sponsored ADR	128,002	$11,462,633
	Magnitogorsk Iron & Steel Works PJSC, GDR	172,148	1,798,339
	MMC Norilsk Nickel PJSC,ADR	205,087	5,797,476
	Mobile TeleSystems PJSC, Sponsored ADR	294,338	2,248,742
	Novatek PJSC,GDR	15,415	3,245,330
	Novolipetsk Steel PJSC,GDR	60,064	1,665,733
	PhosAgro PJSC,GDR	90,847	1,822,725
	Polyus PJSC,GDR	20,177	1,574,304
	Rosneft Oil Co. PJSC,GDR	275,526	2,052,893
	Rostelecom PJSC,Sponsored ADR	88,099	507,383
	RusHydro PJSC,ADR	808,023	734,722
	Sberbank of Russia PJSC, Sponsored ADR	948,237	13,301,845
	Severstal PAO,GDR	67,875	1,338,341
	Tatneft PJSC,Sponsored ADR	122,269	4,730,680
*	VK Co. Ltd., GDR	10,641	84,915
	VTB Bank PJSC,GDR	1,705,908	1,947,838
	X5 Retail Group NV, GDR	81,764	1,834,784
TOTAL RUSSIA			67,390,160
SAUDI ARABIA — (3.5%)
	Abdullah Al Othaim Markets Co.	53,471	1,507,615
	Advanced Petrochemical Co.	157,404	3,157,980
	Al Rajhi Bank	713,887	28,350,291
	Alinma Bank	1,061,069	8,507,263
	Almarai Co. JSC	229,229	3,008,719
	Arab National Bank	431,625	3,194,230
	Arabian Centres Co. Ltd.	120,619	740,085
*	Bank AlBilad	288,028	4,281,325
	Bank Al-Jazira	538,680	3,344,877
	Banque Saudi Fransi	468,785	6,574,761
	Bupa Arabia for Cooperative Insurance Co.	88,785	3,525,664
	Co. for Cooperative Insurance	54,166	1,128,321
*	Dar Al Arkan Real Estate Development Co.	584,678	1,610,985
	Dr Sulaiman Al Habib Medical Services Group Co.	26,930	1,189,780
	Etihad Etisalat Co.	993,471	8,645,533
	Jarir Marketing Co.	78,574	4,228,279
*	Mobile Telecommunications Co. Saudi Arabia	1,069,332	3,830,658
	Mouwasat Medical Services Co.	65,642	3,470,134
*	National Industrialization Co.	358,846	2,189,933
	National Petrochemical Co.	148,306	1,684,827
*	Rabigh Refining & Petrochemical Co.	376,050	2,454,182
	Riyad Bank	1,036,339	9,421,810
	SABIC Agri-Nutrients Co.	114,012	5,169,028
	Sahara International Petrochemical Co.	580,178	6,711,197
*	Saudi Arabian Mining Co.	269,624	6,644,803
	Saudi Basic Industries Corp.	442,004	14,795,433
	Saudi British Bank	712,216	7,649,246
	Saudi Electricity Co.	366,509	2,577,180
	Saudi Industrial Investment Group	274,890	2,513,760
	Saudi Investment Bank	293,405	1,764,846
*	Saudi Kayan Petrochemical Co.	1,644,693	8,675,877
	Saudi National Bank	1,091,357	21,517,670
*	Saudi Research & Media Group	46,206	2,976,359
	Saudi Telecom Co.	424,098	13,342,562
	Savola Group	305,124	2,781,523
	Southern Province Cement Co.	92,925	1,733,793
	Yanbu National Petrochemical Co.	184,427	3,353,491
TOTAL SAUDI ARABIA			208,254,020

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (3.8%)
	Absa Group Ltd.	865,822	$9,595,251
	African Rainbow Minerals Ltd.	18,080	269,229
	Anglo American Platinum Ltd.	33,008	3,999,387
#	AngloGold Ashanti Ltd., Sponsored ADR	536,140	9,961,481
	Aspen Pharmacare Holdings Ltd.	575,552	7,753,867
	Bid Corp. Ltd.	267,365	5,778,463
	Bidvest Group Ltd.	404,950	4,964,988
	Capitec Bank Holdings Ltd.	41,839	5,507,927
#	Clicks Group Ltd.	302,553	5,793,891
# *	Discovery Ltd.	590,227	5,964,642
	Exxaro Resources Ltd.	326,361	3,530,575
	FirstRand Ltd.	3,245,723	13,083,835
#	Gold Fields Ltd., Sponsored ADR	926,479	9,820,677
	Impala Platinum Holdings Ltd.	959,394	14,790,842
	Investec Ltd.	262,805	1,484,633
	Kumba Iron Ore Ltd.	49,876	1,779,440
	Mr Price Group Ltd.	277,123	3,684,203
*	MTN Group Ltd.	2,518,137	31,667,896
	MultiChoice Group	464,079	3,806,167
	Naspers Ltd., Class N	44,930	7,262,849
	Nedbank Group Ltd.	666,208	8,290,518
	NEPI Rockcastle PLC	331,326	2,253,102
	Ninety One Ltd.	253,965	869,210
*	Northam Platinum Holdings Ltd.	303,245	4,013,351
#	Old Mutual Ltd.	7,858,201	7,081,199
# Ω	Pepkor Holdings Ltd.	501,972	740,147
	Sanlam Ltd.	1,898,944	7,801,922
# *	Sasol Ltd., Sponsored ADR	670,466	14,964,801
	Shoprite Holdings Ltd.	509,220	6,967,090
	Sibanye Stillwater Ltd.	2,317,163	8,636,928
#	Sibanye Stillwater Ltd., ADR	214,816	3,220,092
	Standard Bank Group Ltd.	803,556	7,842,856
	Vodacom Group Ltd.	367,445	3,527,011
	Woolworths Holdings Ltd.	1,201,643	4,151,682
TOTAL SOUTH AFRICA			230,860,152
SOUTH KOREA — (12.2%)
*	Alteogen, Inc.	15,144	614,996
#	Amorepacific Corp.	18,486	2,410,968
	Amorepacific Group	32,258	1,110,025
	BGF retail Co. Ltd.	9,471	1,282,960
	BNK Financial Group, Inc.	310,932	2,097,093
	Celltrion Healthcare Co. Ltd.	30,123	1,591,531
*	Celltrion Pharm, Inc.	11,394	791,865
	Celltrion, Inc.	41,152	5,230,178
	Cheil Worldwide, Inc.	111,637	2,055,475
#	Chunbo Co. Ltd.	2,514	550,549
	CJ CheilJedang Corp.	13,582	3,939,524
	CJ Corp.	25,002	1,671,151
	CJ ENM Co. Ltd.	18,787	1,947,784
*	CJ Logistics Corp.	12,076	1,172,688
*	Com2uSCorp	2,949	301,850
	Coway Co. Ltd.	68,014	3,918,416
	CS Wind Corp.	16,801	677,655
*	Daewoo Engineering & Construction Co. Ltd.	255,894	1,225,662
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	71,856	1,206,391
	DB HiTek Co. Ltd.	40,443	2,583,600
	DB Insurance Co. Ltd.	115,920	5,806,438
# *	DL E&C Co. Ltd.	28,811	2,836,029

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	DL Holdings Co. Ltd.	17,437	$823,956
*	Dongjin Semichem Co. Ltd.	23,898	791,964
	Dongkuk Steel Mill Co. Ltd.	11,358	141,674
#	Dongsuh Cos., Inc.	25,849	547,344
*	Doosan Bobcat, Inc.	59,853	1,876,943
# *	Doosan Fuel Cell Co. Ltd.	28,267	828,294
# *	Doosan Heavy Industries & Construction Co. Ltd.	636,878	9,577,414
*	Doosan Infracore Co. Ltd.	223,139	1,100,967
	Douzone Bizon Co. Ltd.	12,968	574,807
	Ecopro BM Co. Ltd.	4,743	1,347,640
*	E-MART, Inc.	19,906	2,215,566
	Fila Holdings Corp.	77,446	1,913,324
*	Genexine, Inc.	9,991	405,485
	Green Cross Corp.	4,475	662,555
	GS Engineering & Construction Corp.	105,570	3,513,214
	GS Holdings Corp.	73,588	2,375,927
	GS Retail Co. Ltd.	69,852	1,586,024
	Hana Financial Group, Inc.	355,643	13,400,054
*	Hanjin Kal Corp.	6,881	302,726
	Hankook Tire & Technology Co. Ltd.	118,437	3,344,325
	Hanmi Pharm Co. Ltd.	3,574	737,666
	Hanmi Science Co. Ltd.	7,614	286,292
	Hanon Systems	199,212	1,787,583
#	Hansol Chemical Co. Ltd.	9,131	1,641,443
	Hanssem Co. Ltd.	8,117	495,679
#	Hanwha Aerospace Co. Ltd.	44,162	1,790,278
	Hanwha Corp.	56,544	1,410,542
	Hanwha Life Insurance Co. Ltd.	349,192	858,591
*	Hanwha Solutions Corp.	159,710	4,358,738
#	Hite Jinro Co. Ltd.	33,895	837,140
*	HLB, Inc.	63,504	1,703,030
*	HMM Co. Ltd.	250,482	4,663,482
#	Hotel Shilla Co. Ltd.	16,475	999,244
*	Hugel, Inc.	3,673	420,151
*	Hyosung Advanced Materials Corp.	2,410	874,367
	Hyosung Corp.	9,034	623,129
	Hyosung TNC Corp.	2,746	975,458
	Hyundai Autoever Corp.	3,482	389,510
	Hyundai Department Store Co. Ltd.	6,109	367,909
	Hyundai Elevator Co. Ltd.	17,141	523,156
	Hyundai Engineering & Construction Co. Ltd.	84,807	3,037,126
	Hyundai Glovis Co. Ltd.	28,655	3,920,319
	Hyundai Heavy Industries Holdings Co. Ltd.	50,425	2,033,137
	Hyundai Marine & Fire Insurance Co. Ltd.	145,413	3,093,818
# *	Hyundai Mipo Dockyard Co. Ltd.	26,074	1,514,726
	Hyundai Mobis Co. Ltd.	59,731	11,725,339
	Hyundai Motor Co.	59,619	9,609,325
*	Hyundai Rotem Co. Ltd.	47,080	744,510
	Hyundai Steel Co.	94,371	3,116,893
#	Hyundai Wia Corp.	16,610	951,324
	Iljin Materials Co. Ltd.	12,480	1,008,634
*	Industrial Bank of Korea	343,994	2,986,661
*	Kakao Corp.	87,084	6,290,222
*	Kangwon Land, Inc.	79,281	1,666,952
	KB Financial Group, Inc.	366,997	18,188,237
	KB Financial Group, Inc., ADR	30,584	1,523,083
	KCC Corp.	4,724	1,530,391
	KCC Glass Corp.	1,839	90,761
	KEPCO Engineering & Construction Co., Inc.	4,509	268,398

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kia Corp.	159,738	$11,137,846
	KIWOOM Securities Co. Ltd.	35,015	2,637,656
# *	KMW Co. Ltd.	13,691	373,633
# *	Kolon Industries, Inc.	14,644	761,476
	Korea Aerospace Industries Ltd.	53,028	1,594,290
*	Korea Electric Power Corp., Sponsored ADR	76,175	660,437
*	Korea Electric Power Corp.	92,178	1,584,926
*	Korea Gas Corp.	24,489	720,351
	Korea Investment Holdings Co. Ltd.	67,038	4,110,727
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	43,101	2,913,728
	Korea Zinc Co. Ltd.	7,205	3,064,848
*	Korean Air Lines Co. Ltd.	222,230	5,366,303
*	KT Corp., Sponsored ADR	82,100	1,064,016
*	KT&G Corp.	128,137	8,277,117
#	Kumho Petrochemical Co. Ltd.	35,567	4,415,413
*	L&F Co. Ltd.	8,283	1,224,185
#	LEENO Industrial, Inc.	10,832	1,680,857
	LG Chem Ltd.	28,624	15,344,188
	LG Corp.	73,098	4,520,488
# *	LG Display Co. Ltd., ADR	376,225	3,118,905
	LG Display Co. Ltd.	340,337	5,723,637
	LG Electronics, Inc.	199,804	21,707,202
	LG Household & Health Care Ltd.	5,830	4,742,400
#	LG Innotek Co. Ltd.	17,444	5,244,529
	LG Uplus Corp.	528,937	5,763,635
	Lotte Chemical Corp.	23,864	3,924,264
	Lotte Corp.	29,812	666,038
	LOTTE Fine Chemical Co. Ltd.	11,719	673,736
#	Lotte Shopping Co. Ltd.	12,790	859,653
	LS Corp.	19,269	811,853
	LS Electric Co. Ltd.	22,156	914,637
*	LX Holdings Corp.	32,322	255,876
	Macquarie Korea Infrastructure Fund	340,681	3,815,812
# *	Mando Corp.	57,999	2,554,280
#	Meritz Financial Group, Inc.	67,208	2,435,637
	Meritz Fire & Marine Insurance Co. Ltd.	82,530	3,178,859
	Meritz Securities Co. Ltd.	519,143	2,645,777
#	Mirae Asset Securities Co. Ltd.	456,777	3,271,985
	NAVER Corp.	40,916	10,807,576
	NCSoft Corp.	6,356	2,863,788
Ω	Netmarble Corp.	8,792	814,048
	NH Investment & Securities Co. Ltd.	177,468	1,701,634
	NongShim Co. Ltd.	2,415	651,816
*	OCI Co. Ltd.	22,783	1,714,683
	Orion Corp.	21,944	1,795,624
#	Osstem Implant Co. Ltd.	7,119	842,705
	Ottogi Corp.	1,318	480,660
	Pan Ocean Co. Ltd.	365,699	1,526,402
# *	Pearl Abyss Corp.	18,229	1,454,277
	POSCO, Sponsored ADR	11,993	678,084
	POSCO	60,102	13,444,422
#	POSCO Chemical Co. Ltd.	8,517	800,663
#	Posco International Corp.	84,360	1,458,877
	S-1 Corp.	25,192	1,411,004
* Ω	Samsung Biologics Co. Ltd.	4,753	2,942,483
	Samsung C&T Corp.	72,887	6,593,932
	Samsung Card Co. Ltd.	26,138	672,931
	Samsung Electro-Mechanics Co. Ltd.	51,069	7,769,533
	Samsung Electronics Co. Ltd.	3,240,501	201,556,175

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Samsung Engineering Co. Ltd.	194,709	$3,562,900
	Samsung Fire & Marine Insurance Co. Ltd.	40,945	6,844,010
# *	Samsung Heavy Industries Co. Ltd.	684,240	2,974,110
	Samsung Life Insurance Co. Ltd.	59,066	2,991,626
	Samsung SDI Co. Ltd.	19,354	9,605,075
	Samsung SDS Co. Ltd.	19,811	2,351,662
	Samsung Securities Co. Ltd.	74,696	2,522,131
#	Seegene, Inc.	39,238	1,795,954
#	Shin Poong Pharmaceutical Co. Ltd.	17,525	354,666
	Shinhan Financial Group Co. Ltd.	380,795	12,196,559
	Shinhan Financial Group Co. Ltd., ADR	53,025	1,701,572
*	Shinsegae, Inc.	10,056	1,973,760
# *	SK Biopharmaceuticals Co. Ltd.	12,316	786,201
#	SK Chemicals Co. Ltd.	13,677	1,447,825
	SK Hynix, Inc.	475,556	49,223,732
*	SK Innovation Co. Ltd.	40,708	7,471,056
#	SK Networks Co. Ltd.	263,376	997,420
	SK Telecom Co. Ltd.	14,597	694,746
	SK, Inc.	45,127	8,353,812
	SKC Co. Ltd.	15,436	1,858,338
	S-Oil Corp.	49,593	3,764,774
	Solus Advanced Materials Co. Ltd.	8,394	487,996
	Soulbrain Co. Ltd.	4,534	939,348
	Ssangyong C&E Co. Ltd.	107,296	685,867
*	Studio Dragon Corp.	9,633	617,132
*	Tokai Carbon Korea Co. Ltd.	3,309	359,497
*	Wemade Co. Ltd.	8,431	849,161
#	WONIK IPS Co. Ltd.	21,433	707,325
	Woori Financial Group, Inc.	625,774	7,698,501
*	Youngone Corp.	9,376	365,227
#	Yuhan Corp.	45,083	2,137,413
TOTAL SOUTH KOREA			735,458,188
TAIWAN — (17.8%)
	Accton Technology Corp.	522,000	5,040,774
#	Acer, Inc.	4,172,811	4,327,537
#	Advantech Co. Ltd.	175,190	2,428,186
	Airtac International Group	159,602	5,603,471
#	Alchip Technologies Ltd.	64,000	2,220,332
#	AP Memory Technology Corp.	73,000	1,085,388
#	ASE Technology Holding Co. Ltd., ADR	27,294	193,243
#	ASE Technology Holding Co. Ltd.	3,304,782	12,036,317
	Asia Cement Corp.	2,725,758	4,367,153
#	ASMedia Technology, Inc.	22,000	1,268,529
	ASPEED Technology, Inc.	23,000	2,584,591
#	Asustek Computer, Inc.	701,180	9,166,868
#	AU Optronics Corp.	11,326,873	8,420,707
	Catcher Technology Co. Ltd.	913,429	5,147,011
	Cathay Financial Holding Co. Ltd.	3,834,340	8,893,929
	Chailease Holding Co. Ltd.	1,428,301	13,100,856
	Chang Hwa Commercial Bank Ltd.	5,973,403	3,823,417
	Cheng Shin Rubber Industry Co. Ltd.	2,772,965	3,486,025
	Chicony Electronics Co. Ltd.	880,497	2,825,214
*	China Airlines Ltd.	6,344,536	5,528,771
	China Development Financial Holding Corp.	13,783,045	9,194,253
	China Steel Corp.	12,533,932	15,339,126
#	Chipbond Technology Corp.	986,000	2,459,183
#	Chroma ATE, Inc.	421,000	3,281,659
#	Chung Hung Steel Corp.	1,029,000	1,403,145

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chunghwa Telecom Co. Ltd., Sponsored ADR	127,464	$5,533,212
	Chunghwa Telecom Co. Ltd.	683,000	2,902,764
	Compal Electronics, Inc.	5,540,541	5,066,753
	CTBC Financial Holding Co. Ltd.	16,703,175	16,791,856
	Delta Electronics, Inc.	1,704,486	16,815,509
#	E Ink Holdings, Inc.	691,000	3,766,293
	E.Sun Financial Holding Co. Ltd.	9,922,101	10,433,986
	Eclat Textile Co. Ltd.	153,402	3,403,142
#	Elan Microelectronics Corp.	333,000	1,976,985
	Elite Material Co. Ltd.	288,000	2,808,143
	Elite Semiconductor Microelectronics Technology, Inc.	137,000	727,350
	eMemory Technology, Inc.	67,000	3,911,461
	Eternal Materials Co. Ltd.	808,591	1,071,440
*	Eva Airways Corp.	4,066,758	3,630,409
	Evergreen Marine Corp. Taiwan Ltd.	4,166,222	17,676,150
	Far Eastern International Bank	432,098	171,371
	Far Eastern New Century Corp.	3,222,085	3,375,372
	Far EasTone Telecommunications Co. Ltd.	2,056,000	4,818,968
	Farglory Land Development Co. Ltd.	48,000	110,903
	Feng TAY Enterprise Co. Ltd.	488,559	4,006,754
	First Financial Holding Co. Ltd.	9,610,084	8,751,127
	FocalTech Systems Co. Ltd.	136,000	742,140
	Formosa Chemicals & Fibre Corp.	3,441,518	9,865,353
	Formosa Petrochemical Corp.	542,000	1,891,564
	Formosa Plastics Corp.	3,167,153	12,144,355
#	Formosa Sumco Technology Corp.	85,000	889,486
	Formosa Taffeta Co. Ltd.	699,000	723,064
#	Foxconn Technology Co. Ltd.	1,025,627	2,259,304
	Fubon Financial Holding Co. Ltd.	3,769,554	10,402,138
	General Interface Solution Holding Ltd.	39,000	136,202
	Genius Electronic Optical Co. Ltd.	130,695	2,281,443
	Giant Manufacturing Co. Ltd.	435,506	5,044,162
#	Gigabyte Technology Co. Ltd.	662,000	3,415,951
	Global Unichip Corp.	89,000	1,562,720
#	Globalwafers Co. Ltd.	146,000	4,166,698
#	HannStar Display Corp.	2,565,000	1,528,358
	Highwealth Construction Corp.	909,841	1,539,120
	Hiwin Technologies Corp.	407,853	3,948,945
	Hon Hai Precision Industry Co. Ltd.	5,794,322	21,664,544
	Hotai Motor Co. Ltd.	288,000	6,307,193
	Hua Nan Financial Holdings Co. Ltd.	8,374,401	6,635,513
#	Innolux Corp.	13,509,241	8,485,311
	International Games System Co. Ltd.	73,000	1,886,269
	Inventec Corp.	2,894,550	2,655,046
	ITEQ Corp.	225,455	1,036,353
	King Yuan Electronics Co. Ltd.	1,629,000	2,700,309
	King's Town Bank Co. Ltd.	329,000	484,152
#	Kinsus Interconnect Technology Corp.	298,000	2,253,496
	Largan Precision Co. Ltd.	82,860	6,140,298
	Lien Hwa Industrial Holdings Corp.	839,106	1,859,458
	Lite-On Technology Corp.	2,650,410	6,121,398
	Lotes Co. Ltd.	76,139	2,001,097
	Macronix International Co. Ltd.	2,894,074	4,413,778
#	Makalot Industrial Co. Ltd.	272,000	2,291,128
	MediaTek, Inc.	799,995	31,775,153
*	Medigen Vaccine Biologics Corp.	72,000	655,901
	Mega Financial Holding Co. Ltd.	10,406,369	13,927,655
	Merida Industry Co. Ltd.	207,287	2,187,535
	Micro-Star International Co. Ltd.	982,000	5,492,704

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	momo.com, Inc.	32,500	$1,328,044
	Nan Ya Plastics Corp.	3,815,599	12,048,684
#	Nan Ya Printed Circuit Board Corp.	91,000	1,597,989
#	Nantex Industry Co. Ltd.	519,000	1,571,708
	Nanya Technology Corp.	1,356,010	3,602,259
	Nien Made Enterprise Co. Ltd.	284,000	4,005,814
#	Novatek Microelectronics Corp.	839,000	14,754,861
#	Nuvoton Technology Corp.	127,000	676,787
*	Oneness Biotech Co. Ltd.	187,000	1,617,080
	Parade Technologies Ltd.	64,000	4,725,070
	Pegatron Corp.	2,627,345	6,604,333
	Phison Electronics Corp.	149,000	2,469,534
	Pou Chen Corp.	2,710,487	3,151,213
	Powertech Technology, Inc.	1,292,819	4,607,852
	Poya International Co. Ltd.	56,933	868,893
	President Chain Store Corp.	376,831	3,599,158
	Qisda Corp.	2,157,000	2,335,242
	Quanta Computer, Inc.	2,786,000	9,429,740
#	Radiant Opto-Electronics Corp.	717,000	2,654,409
#	Realtek Semiconductor Corp.	330,950	6,420,477
	Ruentex Development Co. Ltd.	1,330,483	3,098,044
	Ruentex Industries Ltd.	509,741	1,764,016
	Shanghai Commercial & Savings Bank Ltd.	2,889,000	4,874,024
	Shin Kong Financial Holding Co. Ltd.	13,710,712	5,526,915
	Silergy Corp.	31,000	4,190,098
	Simplo Technology Co. Ltd.	260,000	2,973,379
#	Sinbon Electronics Co. Ltd.	190,000	1,847,946
	Sino Horizon Holdings Ltd.	15,000	14,756
	Sino-American Silicon Products, Inc.	705,000	5,518,276
	SinoPac Financial Holdings Co. Ltd.	12,946,623	7,746,148
	Standard Foods Corp.	549,418	1,019,267
	Synnex Technology International Corp.	1,463,343	3,603,749
#	TA Chen Stainless Pipe	1,981,013	3,199,495
	Taichung Commercial Bank Co. Ltd.	1,699,425	817,438
	Taishin Financial Holding Co. Ltd.	13,137,036	9,394,739
	Taiwan Business Bank	7,556,336	2,818,444
	Taiwan Cement Corp.	5,200,034	8,843,839
	Taiwan Cooperative Financial Holding Co. Ltd.	9,048,549	8,681,726
#	Taiwan FamilyMart Co. Ltd.	48,000	417,674
	Taiwan Fertilizer Co. Ltd.	650,000	1,580,231
	Taiwan Glass Industry Corp.	1,402,375	1,199,476
	Taiwan High Speed Rail Corp.	1,713,000	1,764,575
	Taiwan Mobile Co. Ltd.	2,268,300	8,153,188
	Taiwan Secom Co. Ltd.	354,670	1,302,500
	Taiwan Semiconductor Manufacturing Co. Ltd.	14,073,808	325,414,397
# *	Tatung Co. Ltd.	2,196,000	2,309,275
	Teco Electric & Machinery Co. Ltd.	2,143,000	2,292,576
	Tong Hsing Electronic Industries Ltd.	33,000	324,812
	Tripod Technology Corp.	641,870	2,996,584
	Tung Ho Steel Enterprise Corp.	209,040	516,106
	U-Ming Marine Transport Corp.	289,000	570,738
	Unimicron Technology Corp.	937,000	7,024,448
	Uni-President Enterprises Corp.	5,006,033	12,269,637
#	United Microelectronics Corp., Sponsored ADR	43,700	429,571
	United Microelectronics Corp.	8,749,000	18,279,279
#	Vanguard International Semiconductor Corp.	590,000	2,846,105
	Voltronic Power Technology Corp.	81,224	4,185,904
	Walsin Lihwa Corp.	2,671,000	2,534,471
	Walsin Technology Corp.	455,000	2,539,209

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Wan Hai Lines Ltd.	819,780	$4,493,865
	Win Semiconductors Corp.	493,034	6,107,848
	Winbond Electronics Corp.	4,548,407	5,076,516
††	Wintek Corp.	604,760	7,460
	Wisdom Marine Lines Co. Ltd.	390,000	1,059,543
	Wistron Corp.	4,577,699	5,203,314
	Wiwynn Corp.	106,000	3,885,811
	WPG Holdings Ltd.	2,113,039	4,165,745
#	Yageo Corp.	359,682	6,129,972
*	Yang Ming Marine Transport Corp.	2,345,000	8,685,676
#	YFY, Inc.	1,334,000	1,605,285
*	Yieh Phui Enterprise Co. Ltd.	808,000	644,029
	Yuanta Financial Holding Co. Ltd.	9,524,398	8,757,008
	Yulon Finance Corp.	287,700	1,832,688
	Yulon Motor Co. Ltd.	19,000	28,362
	Zhen Ding Technology Holding Ltd.	971,700	3,349,580
TOTAL TAIWAN			1,068,475,831
THAILAND — (1.9%)
	Advanced Info Service PCL	789,400	5,216,038
	AEON Thana Sinsap Thailand PCL	143,100	786,524
*	Airports of Thailand PCL	1,898,400	3,634,870
*	Asset World Corp. PCL	5,732,900	843,707
	B Grimm Power PCL	550,100	586,531
	Bangkok Bank PCL	448,700	1,819,327
	Bangkok Bank PCL	126,700	513,726
	Bangkok Chain Hospital PCL	1,937,800	1,088,357
	Bangkok Commercial Asset Management PCL	1,737,200	1,064,390
	Bangkok Dusit Medical Services PCL, Class F	3,978,300	2,676,496
	Bangkok Expressway & Metro PCL	4,257,799	1,048,625
	Bangkok Life Assurance PCL	494,900	635,440
	Banpu PCL	5,801,666	1,934,179
	Banpu Power PCL	669,100	339,624
	Berli Jucker PCL	1,097,400	1,046,477
	BTS Group Holdings PCL	4,536,300	1,253,460
	Bumrungrad Hospital PCL	171,300	725,433
	Carabao Group PCL, Class F	147,100	448,435
	Central Pattana PCL	882,500	1,437,922
*	Central Plaza Hotel PCL	149,900	157,576
	Central Retail Corp. PCL	1,431,850	1,462,169
	Charoen Pokphand Foods PCL	5,098,500	3,866,560
	Chularat Hospital PCL, Class F	4,224,400	418,697
	CK Power PCL	1,368,200	209,576
	Com7 PCL, Class F	593,000	1,398,123
	CP ALL PCL	3,770,100	7,105,384
	Delta Electronics Thailand PCL	137,300	1,430,939
	Dohome PCL	644,500	427,795
	Electricity Generating PCL	231,200	1,180,478
	Energy Absolute PCL	823,900	2,208,532
	Global Power Synergy PCL, Class F	282,900	664,872
	Gulf Energy Development PCL	1,161,100	1,708,782
	Gunkul Engineering PCL	5,031,100	1,042,637
	Hana Microelectronics PCL	536,596	1,120,091
	Home Product Center PCL	4,333,713	1,835,271
	Indorama Ventures PCL	1,401,500	1,999,437
	Intouch Holdings PCL, Class F	298,300	687,627
	IRPC PCL	22,011,000	2,512,143
*	Jasmine Technology Solution PCL	26,600	135,816
	Jay Mart PCL	238,900	383,876

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	JMT Network Services PCL, Class F	428,253	$823,192
	Kasikornbank PCL	121,700	550,108
	Kasikornbank PCL	5,500	24,696
	KCE Electronics PCL	893,000	1,924,396
	Kiatnakin Phatra Bank PCL	268,500	560,467
	Krung Thai Bank PCL	3,247,887	1,365,683
	Krungthai Card PCL	695,700	1,253,702
	Land & Houses PCL	6,942,300	2,043,386
*	Minor International PCL	1,414,383	1,295,650
	MK Restaurants Group PCL	302,800	475,186
	Muangthai Capital PCL	601,100	1,015,524
	Osotspa PCL	1,389,900	1,346,277
	PTT Exploration & Production PCL	1,258,355	4,894,338
	PTT Global Chemical PCL	1,207,972	2,049,870
	PTT PCL	6,782,700	7,944,896
	Ratch Group PCL	676,900	904,702
	Regional Container Lines PCL	696,300	878,348
	Siam Cement PCL	370,900	4,299,967
	Siam Cement PCL	76,500	884,592
	Siam City Cement PCL	72,189	347,990
	Siam Commercial Bank PCL	355,366	1,339,493
	Siam Global House PCL	1,480,139	844,651
	Sri Trang Agro-Industry PCL	1,804,908	1,626,287
	Sri Trang Gloves Thailand PCL	324,900	282,988
	Srisawad Corp. PCL	1,019,572	1,844,998
*	Star Petroleum Refining PCL	289,300	83,414
	Thai Oil PCL	1,530,300	2,412,997
	Thai Union Group PCL, Class F	5,480,440	3,440,192
	Tisco Financial Group PCL	407,300	1,208,016
	TMBThanachart Bank PCL	25,172,967	1,028,240
	TOA Paint Thailand PCL	858,300	786,249
	Total Access Communication PCL	994,700	1,381,735
	True Corp. PCL	21,417,131	3,100,483
	TTW PCL	1,054,700	370,626
	VGI PCL	2,564,900	423,696
	Vinythai PCL	322,000	374,756
	WHA Corp. PCL	8,082,200	830,188
TOTAL THAILAND			115,317,921
TURKEY — (0.4%)
	Akbank TAS	2,388,099	1,438,784
	Aksa Akrilik Kimya Sanayii AS	26,354	63,582
*	Aksa Enerji Uretim AS	381,816	360,399
	Anadolu Efes Biracilik Ve Malt Sanayii AS	250,784	548,417
#	Arcelik AS	234,471	907,354
	Aselsan Elektronik Sanayi Ve Ticaret AS	276,008	449,020
#	BIM Birlesik Magazalar AS	365,995	1,935,875
#	Borusan Yatirim ve Pazarlama AS	2,256	60,423
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	10,590	21,834
	Coca-Cola Icecek AS	73,685	633,781
#	Dogan Sirketler Grubu Holding AS	822,958	186,914
	Dogus Otomotiv Servis ve Ticaret AS	9,274	33,161
Ω	Enerjisa Enerji AS	87,431	97,322
	Enka Insaat ve Sanayi AS	724,135	853,901
	Eregli Demir ve Celik Fabrikalari TAS	968,005	1,997,301
	Ford Otomotiv Sanayi AS	57,714	1,076,740
*	Gubre Fabrikalari TAS	34,802	207,336
# *	Hektas Ticaret TAS	36,023	39,022
	Jantsa Jant Sanayi Ve Ticaret AS	29,225	136,946

The Emerging Markets Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	194,015	$150,807
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	106,371	82,343
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	924,114	832,408
	KOC Holding AS	394,102	963,529
# *	Koza Altin Isletmeleri AS	22,016	213,126
*	Koza Anadolu Metal Madencilik Isletmeleri AS	251,025	435,303
*	Migros Ticaret AS	18,633	57,336
	Nuh Cimento Sanayi AS	15,123	55,067
	Otokar Otomotiv Ve Savunma Sanayi AS	12,650	364,708
*	Oyak Cimento Fabrikalari AS	119,573	81,444
*	Pegasus Hava Tasimaciligi AS	35,848	292,029
*	Petkim Petrokimya Holding AS	1,165,006	756,488
# *	Sasa Polyester Sanayi AS	131,993	465,371
	Sok Marketler Ticaret AS	30,110	32,874
*	TAV Havalimanlari Holding AS	252,220	693,971
#	Tofas Turk Otomobil Fabrikasi AS	74,286	446,108
*	Turk Hava Yollari AO	888,532	1,915,777
	Turk Telekomunikasyon AS	467,239	337,132
	Turk Traktor ve Ziraat Makineleri AS	7,711	128,117
#	Turkcell Iletisim Hizmetleri AS	936,850	1,321,236
	Turkiye Garanti Bankasi AS	1,573,948	1,410,815
# *	Turkiye Halk Bankasi AS	651,232	241,521
#	Turkiye Is Bankasi AS, Class C	1,304,862	823,235
*	Turkiye Petrol Rafinerileri AS	64,525	831,130
	Turkiye Sise ve Cam Fabrikalari AS	1,130,637	1,176,669
*	Turkiye Vakiflar Bankasi TAO, Class D	822,870	236,014
	Ulker Biskuvi Sanayi AS	111,260	143,798
	Vestel Beyaz Esya Sanayi ve Ticaret AS	296,319	158,714
#	Vestel Elektronik Sanayi ve Ticaret AS	188,411	343,306
#	Yapi ve Kredi Bankasi AS	3,271,613	1,004,069
TOTAL TURKEY			27,042,557
UNITED ARAB EMIRATES — (0.8%)
	Abu Dhabi Commercial Bank PJSC	2,084,907	5,085,901
	Abu Dhabi Islamic Bank PJSC	1,107,408	2,102,093
	Abu Dhabi National Oil Co. for Distribution PJSC	1,309,234	1,474,378
	Aldar Properties PJSC	3,826,090	4,318,052
	Dubai Islamic Bank PJSC	1,820,580	2,738,915
	Emaar Properties PJSC	4,051,264	5,398,225
	Emirates Integrated Telecommunications Co. PJSC	174,338	309,506
	Emirates NBD Bank PJSC	1,126,916	4,110,040
	Emirates Telecommunications Group Co. PJSC	1,179,130	10,618,402
	First Abu Dhabi Bank PJSC	1,787,602	9,753,224
*	International Holding Co. PJSC	24,261	1,008,397
TOTAL UNITED ARAB EMIRATES			46,917,133
UNITED STATES — (0.0%)
	Sempra Energy	10,011	1,384,928
TOTAL COMMON STOCKS			5,862,799,379
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.8%)
	Alpargatas SA	100,600	550,922
	Banco Bradesco SA	2,390,444	10,263,860
Ω	Banco Inter SA	179,984	294,206
	Braskem SA Class A	48,439	448,531
	Centrais Eletricas Brasileiras SA Class B	103,746	673,653

The Emerging Markets Series
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Cia de Transmissao de Energia Eletrica Paulista	122,300	$556,443
	Cia Energetica de Minas Gerais	841,823	2,081,530
	Cia Paranaense de Energia	926,126	1,252,252
	Gerdau SA	710,616	3,725,645
	Itau Unibanco Holding SA	2,317,176	11,053,289
	Petroleo Brasileiro SA	2,024,507	12,333,629
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	705,619	2,122,132
TOTAL BRAZIL			45,356,092
CHILE — (0.0%)
	Embotelladora Andina SA Class B	488,074	1,049,838
COLOMBIA — (0.0%)
*	Banco Davivienda SA	73,105	616,649
	Grupo Argos SA	38,570	115,286
	Grupo Aval Acciones y Valores SA	3,126,389	892,511
	Grupo de Inversiones Suramericana SA	84,488	615,075
TOTAL COLOMBIA			2,239,521
SOUTH KOREA — (0.0%)
	Hyundai Engineering & Construction Co. Ltd.	1,442	80,671
TAIWAN — (0.0%)
*	China Development Financial Holding Corp.	1,176,143	398,334
TOTAL PREFERRED STOCKS			49,124,456
RIGHTS/WARRANTS — (0.0%)
CHINA — (0.0%)
*	CITIC Securities Co. Ltd. Rights 02/23/22	321,300	126,920
SOUTH KOREA — (0.0%)
*	Doosan Heavy Industries & Construction Co. Ltd. Rights 02/11/22	80,867	114,039
THAILAND — (0.0%)
*	Banpu PCL Warrants 10/01/22	1,131,516	159,048
TOTAL RIGHTS/WARRANTS			400,007
TOTAL INVESTMENT SECURITIES (Cost $3,460,553,563)			5,912,323,842

			Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@ §	The DFA Short Term Investment Fund	8,033,688	92,941,739
TOTAL INVESTMENTS — (100.0%)
(Cost $3,553,484,324)^^			$6,005,265,581

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
SA	Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).

The Emerging Markets Series
CONTINUED
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2022, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	03/18/22	$39,913,135	$39,806,000	$(107,135)
S&P 500® Emini Index	8	03/18/22	1,768,568	1,801,700	33,132
Total Futures Contracts			$41,681,703	$41,607,700	$(74,003)
Summary of the Series' investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$202,969,496	—	—	$202,969,496
Chile	12,482,254	$14,645,313	—	27,127,567
China	281,913,619	1,496,382,272	$651,208	1,778,947,099
Colombia	9,397,134	—	—	9,397,134
Czech Republic	—	9,853,295	—	9,853,295
Egypt	3,328	3,650,376	—	3,653,704
Greece	—	15,304,509	12,758	15,317,267
Hong Kong	—	4,333,687	—	4,333,687
Hungary	—	19,353,128	—	19,353,128
India	37,188,220	796,262,037	—	833,450,257
Indonesia	—	105,323,304	—	105,323,304
Malaysia	—	86,384,788	—	86,384,788
Mexico	121,002,800	—	—	121,002,800
Netherlands	—	992	—	992
Peru	6,986,288	—	—	6,986,288
Philippines	1,391,028	46,193,784	—	47,584,812
Poland	—	49,353,576	—	49,353,576
Qatar	—	40,659,295	—	40,659,295
Russia	12,417,878	54,972,282	—	67,390,160
Saudi Arabia	—	208,254,020	—	208,254,020
South Africa	37,967,051	192,893,101	—	230,860,152
South Korea	8,746,097	726,712,091	—	735,458,188
Taiwan	6,156,026	1,062,312,345	7,460	1,068,475,831
Thailand	115,317,921	—	—	115,317,921
Turkey	1,915,777	25,126,780	—	27,042,557
United Arab Emirates	—	46,917,133	—	46,917,133
United States	1,384,928	—	—	1,384,928
Preferred Stocks
Brazil	45,356,092	—	—	45,356,092
Chile	—	1,049,838	—	1,049,838
Colombia	2,239,521	—	—	2,239,521
South Korea	—	80,671	—	80,671
Taiwan	398,334	—	—	398,334
Rights/Warrants
China	—	126,920	—	126,920
South Korea	—	114,039	—	114,039
Thailand	—	159,048	—	159,048

The Emerging Markets Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$92,941,739	—	$92,941,739
Futures Contracts**	$(74,003)	—	—	(74,003)
TOTAL	$905,159,789	$5,099,360,363	$671,426^	$6,005,191,578
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Emerging Markets Small Cap Series
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.3%)
BRAZIL — (4.2%)
	AES Brasil Energia SA	1,120,540	$2,492,152
	Aliansce Sonae Shopping Centers SA	329,671	1,407,441
*	Alliar Medicos A Frente SA	202,000	627,672
*	Alper Consultoria e Corretora de Seguros SA	2,800	17,997
	Alupar Investimento SA	564,079	2,702,429
*	Americanas SA	476,735	2,846,887
*	Anima Holding SA	1,034,673	1,720,525
	Arezzo Industria e Comercio SA	113,064	1,741,493
# *	Azul SA, ADR	229,932	3,807,674
*	BK Brasil Operacao e Assessoria a Restaurantes SA	393,328	461,467
*	BR Malls Participacoes SA	3,040,792	5,514,553
	BR Properties SA	785,653	1,071,190
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	207,535	1,091,981
*	BRF SA	1,544,886	6,496,545
*	C&A Modas Ltda	116,600	144,485
	Camil Alimentos SA	458,508	771,937
	Cia Brasileira de Distribuicao	456,026	1,943,441
	Cia de Locacao das Americas	1,789,285	8,838,430
	Cia de Saneamento de Minas Gerais-COPASA	701,274	1,736,644
	Cia de Saneamento do Parana	1,214,637	4,611,416
	Cia de Saneamento do Parana	215,000	156,692
	Cia Paranaense de Energia	480,084	574,101
	Cielo SA	2,863,342	1,240,219
*	Cogna Educacao	4,570,428	2,220,618
	Construtora Tenda SA	273,378	824,237
	CSU Cardsystem SA	83,214	232,713
	Cury Construtora e Incorporadora SA	17,800	27,588
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	582,068	1,916,075
	Dexco SA	1,365,998	3,845,816
	Dimed SA Distribuidora da Medicamentos	157,832	408,097
	Direcional Engenharia SA	359,475	930,826
*	EcoRodovias Infraestrutura e Logistica SA	880,278	1,312,932
	EDP - Energias do Brasil SA	1,020,878	4,121,885
*	Embraer SA	1,203,609	4,603,548
*	Embraer SA, Sponsored ADR	484,327	7,434,419
*	Empreendimentos Pague Menos S/A	108,100	175,074
	Enauta Participacoes SA	355,424	1,021,406
	Energisa SA	448,100	3,683,465
*	Eneva SA	2,015,000	5,012,740
	Eternit SA	69,700	231,935
	Even Construtora e Incorporadora SA	422,994	590,269
	Ez Tec Empreendimentos e Participacoes SA	365,756	1,472,641
	Fleury SA	694,500	2,644,543
	Fras-Le SA	95,360	226,453
*	Gafisa SA	859,205	330,084
	Gafisa SA, ADR	70,307	49,918
# *	Gol Linhas Aereas Inteligentes SA, ADR	298,790	2,088,542
	Grendene SA	1,053,423	1,799,316
*	Grupo SBF SA	68,600	332,659
	Guararapes Confeccoes SA	374,231	897,856
	Helbor Empreendimentos SA	291,073	235,704
*	Hidrovias do Brasil SA	307,420	180,049
	Hypera SA	306,176	1,793,777
	Industrias Romi SA	164,200	525,677
	Instituto Hermes Pardini SA	204,158	883,515

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	International Meal Co. Alimentacao SA, Class A	766,442	$378,162
	Iochpe-Maxion SA	422,811	1,199,933
*	IRB Brasil Resseguros SA	2,184,185	1,345,038
	JHSF Participacoes SA	972,400	1,177,479
	JSL SA	153,336	206,177
	Kepler Weber SA	52,246	382,737
	Light SA	1,384,900	3,027,945
	LOG Commercial Properties e Participacoes SA	180,472	961,138
*	Log-in Logistica Intermodal SA	57,416	239,824
	Lojas Quero Quero S/A	64,298	122,781
*	LPS Brasil Consultoria de Imoveis SA	99,200	54,736
	M Dias Branco SA	326,411	1,421,797
	Mahle-Metal Leve SA	143,024	880,214
	Marcopolo SA	518,000	280,944
	Marfrig Global Foods SA	1,327,520	5,619,979
*	Marisa Lojas SA	784,679	526,065
	Marisa Lojas SA	190,272	125,054
	Mills Estruturas e Servicos de Engenharia SA	602,820	728,819
	Minerva SA	1,083,948	1,947,395
*	Moura Dubeux Engenharia S/A	46,700	57,516
	Movida Participacoes SA	465,747	1,445,455
	MRV Engenharia e Participacoes SA	1,042,403	2,632,460
	Multiplan Empreendimentos Imobiliarios SA	919,503	3,722,965
	Neoenergia SA	44,900	139,010
	Odontoprev SA	1,104,717	2,596,348
*	Omega Energia SA	491,800	1,072,493
*	Petro Rio SA	2,946,288	13,271,917
	Porto Seguro SA	581,834	2,172,797
	Portobello SA	229,177	406,987
	Positivo Tecnologia SA	204,280	360,080
	Profarma Distribuidora de Produtos Farmaceuticos SA	157,202	148,318
	Qualicorp Consultoria e Corretora de Seguros SA	816,743	2,830,092
	Sao Carlos Empreendimentos e Participacoes SA	86,509	648,398
	Sao Martinho SA	848,376	5,869,821
	Sendas Distribuidora SA	528,983	1,248,217
Ω	Ser Educacional SA	208,380	454,032
	SIMPAR SA	1,748,912	3,645,968
	Sinqia SA	13,600	48,816
	SLC Agricola SA	429,179	3,716,245
	Sul America SA	815,303	3,899,869
	SYN prop e tech SA	54,690	74,566
	Tegma Gestao Logistica SA	114,559	321,450
*	Terra Santa Propriedades Agricolas SA	9,971	36,973
	TOTVS SA	1,646,258	9,012,396
	Transmissora Alianca de Energia Eletrica SA	1,387,823	9,975,933
	Trisul SA	309,282	373,927
	Tupy SA	244,472	960,835
	Ultrapar Participacoes SA	1,572,276	4,473,944
	Unipar Carbocloro SA	8,973	157,134
	Usinas Siderurgicas de Minas Gerais SA Usiminas	103,200	284,135
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	209,750	383,152
*	Via S/A	2,142,700	1,904,586
	Vivara Participacoes SA	147,487	730,477
	Vulcabras Azaleia SA	451,385	799,897
	Wiz Solucoes e Corretagem de Seguros SA	321,744	497,452
	YDUQS Participacoes SA	1,045,937	4,355,034
TOTAL BRAZIL			209,427,660

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHILE — (0.6%)
	Aguas Andinas SA, Class A	796,759	$191,557
	Besalco SA	2,204,594	827,052
*	Camanchaca SA	1,471,136	70,569
	CAP SA	160,829	1,807,297
	Cementos BIO BIO SA	352,724	313,079
	Cia Sud Americana de Vapores SA	48,635,335	4,227,136
	Colbun SA	2,370,330	196,112
	Cristalerias de Chile SA	130,323	529,711
	Embotelladora Andina SA, ADR, Class B	4,380	54,750
	Empresa Nacional de Telecomunicaciones SA	493,397	2,046,292
	Empresas Hites SA	1,014,682	209,761
	Empresas Lipigas SA	6,383	15,894
	Empresas Tricot SA	70,631	33,767
	Engie Energia Chile SA	2,764,088	2,244,250
	Forus SA	414,760	618,325
	Grupo Security SA	5,120,316	785,915
	Hortifrut SA	127,405	151,220
	Instituto de Diagnostico SA	2,928	6,134
	Inversiones Aguas Metropolitanas SA	2,118,877	1,219,698
	Inversiones La Construccion SA	113,012	502,129
*	Itau CorpBanca Chile SA	31,474,098	71,370
*	Masisa SA	6,120,023	93,110
*	Multiexport Foods SA	3,836,112	1,359,466
*	Parque Arauco SA	2,082,979	2,410,607
	PAZ Corp. SA	1,106,246	552,942
	Ripley Corp. SA	2,619,865	542,889
	Salfacorp SA	1,512,420	633,660
	Sigdo Koppers SA	1,164,083	1,192,105
	SMU SA	5,617,171	663,502
	Sociedad Matriz SAAM SA	35,390,775	2,408,382
	Socovesa SA	2,516,932	431,028
	SONDA SA	1,214,293	522,218
	Vina Concha y Toro SA	2,156,859	3,451,562
TOTAL CHILE			30,383,489
CHINA — (25.3%)
*	21Vianet Group, Inc., ADR	415,867	4,125,401
	263 Network Communications Co. Ltd., Class A	34,400	22,654
	360 DigiTech, Inc., ADR	313,070	6,195,655
*	361 Degrees International Ltd.	4,074,000	2,357,596
*	36Kr Holdings, Inc., Sponsored ADR	4,800	4,536
* Ω	3SBio, Inc.	5,416,500	4,288,748
*	51job, Inc., ADR	134,562	6,781,925
	5I5J Holding Group Co. Ltd., Class A	700,900	334,052
# *	9F, Inc., Sponsored ADR	4,700	4,794
	AAC Technologies Holdings, Inc.	2,265,000	6,877,389
Ω	AAG Energy Holdings Ltd.	2,159,601	400,303
	Accelink Technologies Co. Ltd., Class A	138,100	438,163
	Advanced Information Technology	3,426,000	622,535
	Advanced Technology & Materials Co. Ltd., Class A	163,700	227,399
*	Aerospace Hi-Tech Holdings Grp Ltd., Class A	279,103	410,677
*	Aesthetic Medical International Holdings Group Ltd., ADR	2,177	6,988
	Agile Group Holdings Ltd.	3,956,000	2,097,055
	AgriPure Holdings PLC	342,400	67,359
	Ajisen China Holdings Ltd.	2,398,000	394,114
# Ω	Ak Medical Holdings Ltd.	1,664,000	1,170,883
	AKM Industrial Co. Ltd.	1,710,000	385,729
*	Alibaba Pictures Group Ltd.	42,090,000	4,766,412
Ω	A-Living Smart City Services Co. Ltd.	2,128,500	4,143,872

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	All Winner Technology Co. Ltd., Class A	43,000	$358,165
	Allmed Medical Products Co. Ltd., Class A	8,200	17,587
*	Alpha Group, Class A	298,500	271,470
*	Aluminum Corp. of China Ltd., Class H	336,000	176,825
	Amoy Diagnostics Co. Ltd., Class A	49,094	446,067
	An Hui Wenergy Co. Ltd., Class A	901,802	582,813
	Angang Steel Co. Ltd., Class H	5,804,999	2,547,255
	Anhui Construction Engineering Group Co. Ltd., Class A	684,590	493,764
	Anhui Expressway Co. Ltd., Class H	1,950,000	1,651,923
	Anhui Guangxin Agrochemical Co. Ltd., Class A	71,400	379,402
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	520,729	509,513
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	322,119	692,921
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	706,440	588,626
	Anhui Jinhe Industrial Co. Ltd., Class A	122,800	795,350
	Anhui Korrun Co. Ltd., Class A	81,366	238,602
*	Anhui Tatfook Technology Co. Ltd., Class A	51,300	82,821
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	31,100	52,733
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	368,400	602,245
	Anhui Xinhua Media Co. Ltd., Class A	138,900	104,469
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	246,849	778,956
††	Animal Health Holdings, Inc.	3,671,000	44,163
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	7,828	277,782
# *	Anton Oilfield Services Group	10,114,000	621,377
	Aoshikang Technology Co. Ltd., Class A	41,200	428,225
* ††	Aowei Holdings Ltd.	1,451,000	36,996
#	Aoyuan Healthy Life Group Co. Ltd.	422,000	141,312
	APT Satellite Holdings Ltd.	580,000	174,683
*	Art Group Holdings Ltd.	320,000	12,531
* Ω	Ascletis Pharma, Inc.	140,000	71,207
	Asia Cement China Holdings Corp.	2,401,000	1,666,670
Ω	AsiaInfo Technologies Ltd.	430,000	794,491
*	Asian Citrus Holdings Ltd.	2,314,000	47,475
	Ausnutria Dairy Corp. Ltd.	2,610,000	3,308,954
*	Austar Lifesciences Ltd.	18,000	6,634
	AviChina Industry & Technology Co. Ltd., Class H	9,918,000	5,597,236
Ω	BAIC Motor Corp. Ltd., Class H	7,414,500	2,720,613
Ω	BAIOO Family Interactive Ltd.	2,912,000	210,158
	Bank of Chongqing Co. Ltd., Class H	2,533,500	1,498,812
*	Bank of Tianjin Co. Ltd., Class H	100,000	26,139
# * Ω	Bank of Zhengzhou Co. Ltd., Class H	738,100	165,340
	Baosheng Science & Technology Innovation Co. Ltd., Class A	191,902	159,148
*	Baoye Group Co. Ltd., Class H	1,132,000	643,532
# *	Baozun, Inc., Sponsored ADR	218,691	2,899,843
	BBMG Corp., Class H	7,209,000	1,130,937
	Bear Electric Appliance Co. Ltd., Class A	10,700	84,749
	Befar Group Co. Ltd., Class A	623,900	658,203
	Beibuwan Port Co. Ltd., Class A	146,881	180,762
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	128,350	222,357
	Beijing Capital Development Co. Ltd., Class A	378,076	347,149
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	1,532,040	765,534
*	Beijing Capital International Airport Co. Ltd., Class H	7,820,000	5,220,834
	Beijing Career International Co. Ltd., Class A	24,700	205,028
	Beijing Certificate Authority Co. Ltd., Class A	21,325	136,974
# *	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	267,250	405,801
	Beijing Ctrowell Technology Corp. Ltd., Class A	39,400	62,691
	Beijing Dahao Technology Corp. Ltd., Class A	15,900	54,858
*	Beijing Enterprises Clean Energy Group Ltd.	59,768,570	729,997
	Beijing Enterprises Holdings Ltd.	1,690,500	5,762,867
# *	Beijing Enterprises Urban Resources Group Ltd.	2,468,000	172,315

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Enterprises Water Group Ltd.	14,484,000	$5,649,335
*	Beijing Forever Technology Co. Ltd., Class A	211,838	313,566
# * ††	Beijing Gas Blue Sky Holdings Ltd.	16,288,000	45,540
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	318,890	813,149
*	Beijing Health Holdings Ltd.	18,966,000	227,274
	Beijing Hualian Department Store Co. Ltd., Class A	927,300	279,263
*	Beijing Jetsen Technology Co. Ltd., Class A	756,000	757,661
	Beijing Jingneng Clean Energy Co. Ltd., Class H	8,128,000	2,353,046
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	189,200	125,876
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	52,954	242,474
	Beijing North Star Co. Ltd., Class H	4,520,000	679,849
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	707,100	302,976
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	360,754	657,923
	Beijing Originwater Technology Co. Ltd., Class A	683,500	712,797
*	Beijing Sanju Environmental Protection & New Material Co. Ltd., Class A	472,000	579,302
	Beijing Sinnet Technology Co. Ltd., Class A	275,400	581,314
	Beijing SL Pharmaceutical Co. Ltd., Class A	237,600	366,190
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	104,200	107,693
	Beijing SuperMap Software Co. Ltd., Class A	130,017	482,196
	Beijing Thunisoft Corp. Ltd., Class A	171,500	314,685
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	519,000	815,399
	Beijing Tongtech Co. Ltd., Class A	65,220	284,548
*	Beijing Ultrapower Software Co. Ltd., Class A	196,300	166,242
*	Beijing UniStrong Science & Technology Co. Ltd., Class A	146,802	149,009
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	883,000	237,244
	Beijing Yanjing Brewery Co. Ltd., Class A	506,700	607,407
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	364,050	767,783
	Best Pacific International Holdings Ltd.	978,000	275,384
# *	BEST, Inc., Sponsored ADR	25,975	22,245
	Bestsun Energy Co. Ltd., Class A	439,200	349,151
	Better Life Commercial Chain Share Co. Ltd., Class A	186,849	193,893
	Biem.L.Fdlkk Garment Co. Ltd., Class A	207,099	786,734
	BII Railway Transportation Technology Holdings Co. Ltd.	2,452,000	127,773
* ††	Billion Industrial Holdings Ltd.	44,000	33,031
	Binjiang Service Group Co. Ltd.	143,000	420,613
	Blue Sail Medical Co. Ltd., Class A	212,700	504,499
*	Bluedon Information Security Technology Co. Ltd., Class A	504,300	243,424
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	518,700	722,658
*	Bohai Leasing Co. Ltd., Class A	1,263,500	533,561
	Bosideng International Holdings Ltd.	12,116,000	5,905,773
*	Boyaa Interactive International Ltd.	1,494,000	93,931
	Bright Dairy & Food Co. Ltd., Class A	276,300	557,032
	Bright Real Estate Group Co. Ltd., Class A	962,280	370,880
*	Brilliance China Automotive Holdings Ltd.	8,928,000	4,196,161
	B-Soft Co. Ltd., Class A	348,631	513,319
*	BTG Hotels Group Co. Ltd., Class A	144,113	586,016
	Business Online PCL	265,700	118,905
	BYD Electronic International Co. Ltd.	994,500	3,007,843
	C C Land Holdings Ltd.	12,749,015	3,004,095
	C&D International Investment Group Ltd.	1,286,968	2,444,596
*	C&D Property Management Group Co. Ltd.	373,000	204,063
# *	CA Cultural Technology Group Ltd.	1,053,000	33,887
	Cabbeen Fashion Ltd.	1,187,000	429,045
	Camel Group Co. Ltd., Class A	154,235	335,239
	Canny Elevator Co. Ltd., Class A	162,500	187,815
	Canvest Environmental Protection Group Co. Ltd.	2,841,000	1,453,893
*	Capital Environment Holdings Ltd.	22,400,000	473,503

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Carrianna Group Holdings Co. Ltd.	891,257	$77,878
	Castech, Inc., Class A	46,400	117,832
* ††	CECEP COSTIN New Materials Group Ltd.	4,494,000	64,842
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	184,500	77,890
#	Central China Management Co. Ltd.	3,912,626	670,431
#	Central China Real Estate Ltd.	3,912,626	422,615
	Central China Securities Co. Ltd., Class H	6,339,000	1,230,995
	CETC Digital Technology Co. Ltd., Class A	127,939	666,054
#	CGN New Energy Holdings Co. Ltd.	5,400,000	4,093,240
	CGN Nuclear Technology Development Co. Ltd., Class A	141,400	197,022
	Chacha Food Co. Ltd., Class A	54,610	471,809
	Changchun Faway Automobile Components Co. Ltd., Class A	232,830	389,559
* Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	86,100	130,584
	Changzhou Qianhong Biopharma Co. Ltd., Class A	299,700	258,968
	Changzhou Tronly New Electronic Materials Co. Ltd., Class A	165,756	290,049
	Chaowei Power Holdings Ltd.	2,607,000	739,874
*	Cheetah Mobile, Inc., ADR	179,717	222,849
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	147,800	282,020
	Chengdu Hongqi Chain Co. Ltd., Class A	308,700	240,938
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	138,234	180,373
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	150,400	392,727
	Chengdu Wintrue Holding Co. Ltd., Class A	132,600	256,054
	Chengdu Xingrong Environment Co. Ltd., Class A	983,399	879,586
*	Chiho Environmental Group Ltd.	172,000	19,532
	China Aerospace International Holdings Ltd.	8,284,500	543,248
*	China Agri-Products Exchange Ltd.	45,605	637
	China Aircraft Leasing Group Holdings Ltd.	1,600,000	1,106,982
	China Bester Group Telecom Co. Ltd., Class A	102,700	248,850
	China BlueChemical Ltd., Class H	7,796,000	2,134,196
# Ω	China Bohai Bank Co. Ltd., Class H	1,732,500	434,634
# *	China Boton Group Co. Ltd.	458,000	228,768
*	China CAMC Engineering Co. Ltd., Class A	332,197	369,683
	China Chengtong Development Group Ltd.	2,628,000	53,973
	China Cinda Asset Management Co. Ltd., Class H	23,132,000	4,230,574
††	China Common Rich Renewable Energy Investments Ltd.	17,084,000	2,054,142
	China Communications Services Corp. Ltd., Class H	10,056,000	5,352,799
	China Conch Venture Holdings Ltd.	2,567,000	12,202,693
*	China CYTS Tours Holding Co. Ltd., Class A	255,300	453,985
	China Datang Corp. Renewable Power Co. Ltd., Class H	9,482,000	3,847,588
*	China Daye Non-Ferrous Metals Mining Ltd.	7,434,000	75,528
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	110,000	16,110
# *	China Dili Group	12,965,699	3,169,096
	China Dongxiang Group Co. Ltd.	14,468,985	1,204,179
Ω	China East Education Holdings Ltd.	791,500	408,546
	China Education Group Holdings Ltd.	2,302,000	2,014,842
*	China Electronics Huada Technology Co. Ltd.	3,568,000	307,031
#	China Electronics Optics Valley Union Holding Co. Ltd.	11,200,000	591,169
	China Enterprise Co. Ltd., Class A	320,883	151,439
	China Everbright Environment Group Ltd.	14,556,000	10,812,879
# Ω	China Everbright Greentech Ltd.	2,788,000	945,653
	China Everbright Ltd.	4,070,000	4,611,790
	China Express Airlines Co. Ltd., Class A	286,538	589,428
*	China Film Co. Ltd., Class A	14,700	28,724
* ††	China Financial Services Holdings Ltd.	126,200	5,160
	China Foods Ltd.	5,030,000	2,083,189
*	China Fordoo Holdings Ltd.	1,929,000	133,910
*	China Fortune Land Development Co. Ltd., Class A	855,000	441,470
#	China Glass Holdings Ltd.	3,642,000	786,553
*	China Greenland Broad Greenstate Group Co. Ltd.	4,572,000	110,435

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Hanking Holdings Ltd.	2,846,000	$549,839
#	China Harmony Auto Holding Ltd.	3,614,500	1,994,202
* ††	China High Precision Automation Group Ltd.	1,289,000	37,817
*	China High Speed Railway Technology Co. Ltd., Class A	741,500	296,920
# *	China High Speed Transmission Equipment Group Co. Ltd.	1,903,000	1,323,952
* †† Ω	China Huarong Asset Management Co. Ltd., Class H	29,702,000	1,580,897
# *	China Index Holdings Ltd., ADR	98,649	104,568
	China International Marine Containers Group Co. Ltd., Class H	1,997,120	3,602,825
	China Jinmao Holdings Group Ltd.	8,128,000	2,952,657
	China Kepei Education Group Ltd.	1,226,000	394,460
	China Kings Resources Group Co. Ltd., Class A	100,360	501,888
	China Lesso Group Holdings Ltd.	4,499,000	7,821,538
	China Lilang Ltd.	2,182,000	1,241,390
* Ω	China Literature Ltd.	1,029,200	6,233,211
* Ω	China Logistics Property Holdings Co. Ltd.	3,067,000	1,733,062
# *	China Longevity Group Co. Ltd.	1,076,350	35,478
# *	China Lumena New Materials Corp.	363,249	0
# *	China Maple Leaf Educational Systems Ltd.	7,090,000	442,314
*	China Medical & HealthCare Group Ltd.	930,000	8,719
	China Medical System Holdings Ltd.	5,734,500	9,602,587
	China Meheco Co. Ltd., Class A	214,654	365,259
#	China Meidong Auto Holdings Ltd.	2,234,000	10,488,707
	China Merchants Land Ltd.	7,804,000	813,515
	China Merchants Port Holdings Co. Ltd.	4,238,000	7,832,537
	China Metal Recycling Holdings Ltd.	2,401,686	0
#	China Modern Dairy Holdings Ltd.	10,694,000	1,822,043
	China National Accord Medicines Corp. Ltd., Class A	123,506	639,616
	China National Medicines Corp. Ltd., Class A	172,905	759,501
*	China New Town Development Co. Ltd.	8,175,648	99,991
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	401,000	311,911
*	China Oceanwide Holdings Ltd.	4,638,000	79,129
*	China Oil & Gas Group Ltd.	23,878,000	1,257,784
	China Oilfield Services Ltd., Class H	6,184,000	6,081,717
	China Oriental Group Co. Ltd.	4,816,000	1,416,964
	China Overseas Grand Oceans Group Ltd.	7,485,749	4,472,575
	China Overseas Property Holdings Ltd.	5,380,000	6,248,006
	China Pioneer Pharma Holdings Ltd.	1,849,000	488,558
	China Power International Development Ltd.	16,420,333	8,126,638
* ††	China Properties Group Ltd.	2,045,000	20,405
	China Publishing & Media Co. Ltd., Class A	378,215	310,714
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,023,000	1,777,499
	China Railway Tielong Container Logistics Co. Ltd., Class A	189,400	159,774
# *	China Rare Earth Holdings Ltd.	7,152,799	747,908
	China Reinsurance Group Corp., Class H	18,771,000	1,836,544
Ω	China Renaissance Holdings Ltd.	575,800	1,012,856
	China Resources Cement Holdings Ltd.	10,230,000	8,815,474
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	329,774	616,234
	China Resources Medical Holdings Co. Ltd.	3,843,500	2,169,984
Ω	China Resources Pharmaceutical Group Ltd.	5,331,500	2,607,178
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	54,400	296,769
	China Risun Group Ltd.	2,295,000	1,254,363
	China Sanjiang Fine Chemicals Co. Ltd.	3,172,000	950,637
	China SCE Group Holdings Ltd.	7,547,200	1,686,213
	China Science Publishing & Media Ltd., Class A	175,900	229,059
# *	China Shanshui Cement Group Ltd.	30,000	7,820
# * Ω	China Shengmu Organic Milk Ltd.	11,882,000	764,605
	China Shineway Pharmaceutical Group Ltd.	1,505,200	1,354,969
	China Shuifa Singyes Energy Holdings Ltd.	1,613,000	280,444

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Silver Group Ltd.	5,404,000	$398,094
#	China South City Holdings Ltd.	19,408,000	1,550,743
	China South Publishing & Media Group Co. Ltd., Class A	600,500	884,612
	China Starch Holdings Ltd.	7,505,000	159,565
	China State Construction International Holdings Ltd.	286,000	338,558
*	China Sunshine Paper Holdings Co. Ltd.	1,794,000	605,384
	China Suntien Green Energy Corp. Ltd., Class H	6,861,000	4,180,818
	China Taiping Insurance Holdings Co. Ltd.	6,435,200	9,104,248
	China Testing & Certification International Group Co. Ltd., Class A	117,245	320,633
*	China Tianbao Group Development Co. Ltd.	307,000	136,728
# *	China Tianrui Group Cement Co. Ltd.	256,000	208,039
*	China Tianying, Inc., Class A	657,100	533,274
	China Traditional Chinese Medicine Holdings Co. Ltd.	11,784,000	6,872,171
# *	China Travel International Investment Hong Kong Ltd.	9,941,900	2,050,630
*	China Tungsten & Hightech Materials Co. Ltd., Class A	101,300	210,951
# Ω	China Vast Industrial Urban Development Co. Ltd.	2,122,000	404,311
*	China Vered Financial Holding Corp. Ltd.	4,620,000	40,554
	China Water Affairs Group Ltd.	3,782,000	4,422,552
	China West Construction Group Co. Ltd., Class A	135,400	169,625
* ††	China Wood Optimization Holding Ltd.	1,748,000	37,843
	China World Trade Center Co. Ltd., Class A	169,977	366,737
	China XLX Fertiliser Ltd.	1,877,000	1,326,692
	China Yongda Automobiles Services Holdings Ltd.	2,988,500	3,823,818
# Ω	China Yuhua Education Corp. Ltd.	5,322,000	1,158,013
*	China Yurun Food Group Ltd.	698,000	77,137
# *	China ZhengTong Auto Services Holdings Ltd.	6,073,000	498,486
	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	387,600	166,902
# * ††	China Zhongwang Holdings Ltd.	8,794,400	1,421,171
	Chinasoft International Ltd.	9,800,000	9,806,577
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	240,900	431,040
	Chongqing Department Store Co. Ltd., Class A	145,400	627,521
	Chongqing Dima Industry Co. Ltd., Class A	104,100	39,183
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	184,240	469,562
*	Chongqing Iron & Steel Co. Ltd., Class H	1,594,000	254,081
	Chongqing Machinery & Electric Co. Ltd., Class H	4,630,000	393,951
	Chongqing Rural Commercial Bank Co. Ltd., Class H	8,768,000	3,213,691
	Chongqing Zaisheng Technology Corp. Ltd., Class A	122,900	196,501
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	392,137	396,268
	Chow Tai Seng Jewellery Co. Ltd., Class A	245,100	670,485
	Chu Kong Shipping Enterprises Group Co. Ltd.	1,366,000	172,164
	CIFI Ever Sunshine Services Group Ltd.	2,050,000	3,699,472
	CIFI Holdings Group Co. Ltd.	13,108,200	8,563,492
	CIMC Enric Holdings Ltd.	3,040,000	3,729,745
*	Cinda Real Estate Co. Ltd., Class A	782,200	466,274
	Cisen Pharmaceutical Co. Ltd., Class A	154,600	298,227
*	CITIC Guoan Information Industry Co. Ltd., Class A	1,133,750	436,657
	CITIC Press Corp., Class A	2,200	9,252
*	CITIC Resources Holdings Ltd.	12,008,600	774,088
*	Citychamp Watch & Jewellery Group Ltd.	7,444,000	1,348,294
	CMGE Technology Group Ltd.	304,000	118,245
	CMST Development Co. Ltd., Class A	585,300	524,680
*	CNFinance Holdings Ltd., ADR	5,702	18,703
	CNHTC Jinan Truck Co. Ltd., Class A	196,701	428,092
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	50,500	80,529
	COFCO Biotechnology Co. Ltd., Class A	649,000	998,926
	COFCO Joycome Foods Ltd.	7,856,000	3,238,860
	COFCO Sugar Holding Co. Ltd., Class A	155,600	204,621
# * Ω	Cogobuy Group	2,315,000	729,787
#	Colour Life Services Group Co. Ltd.	1,955,604	241,337

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Comba Telecom Systems Holdings Ltd.	6,332,001	$1,466,703
	Concord New Energy Group Ltd.	26,134,964	2,526,424
*	Confidence Intelligence Holdings Ltd.	24,000	82,567
	Consun Pharmaceutical Group Ltd.	2,335,000	1,141,871
# *	Continental Aerospace Technologies Holding Ltd.	22,083,722	334,202
*	Coolpad Group Ltd.	16,360,000	663,832
#	COSCO SHIPPING Development Co. Ltd., Class H	15,632,000	2,888,188
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	5,146,000	1,948,462
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,405,000	1,075,962
	COSCO SHIPPING Ports Ltd.	8,331,565	6,636,949
* Ω	Cosmo Lady China Holdings Co. Ltd.	3,097,000	194,301
	CPMC Holdings Ltd.	2,320,000	1,329,099
	CQ Pharmaceutical Holding Co. Ltd., Class A	375,000	280,490
# *	Crazy Sports Group Ltd.	10,687,579	427,561
	CSG Holding Co. Ltd., Class A	371,280	525,759
	CSSC Hong Kong Shipping Co. Ltd.	358,000	51,620
	CSSC Science & Technology Co. Ltd., Class A	158,600	384,439
	CTS International Logistics Corp. Ltd., Class A	195,520	381,725
# *	CWT International Ltd.	24,080,000	257,123
*	Cybernaut International Holdings Co. Ltd.	3,760,000	71,340
	D&O Home Collection Group Co. Ltd., Class A	106,962	221,636
	Da Ming International Holdings Ltd.	880,000	313,434
#	DaFa Properties Group Ltd.	754,000	440,539
Ω	Dali Foods Group Co. Ltd.	4,411,000	2,549,442
	Dalian Bio-Chem Co. Ltd., Class A	60,476	109,518
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	272,300	160,956
	Dare Power Dekor Home Co. Ltd., Class A	112,600	219,543
	Dashang Co. Ltd., Class A	103,508	319,358
	Datang International Power Generation Co. Ltd., Class H	7,974,000	1,493,853
	Dawnrays Pharmaceutical Holdings Ltd.	4,735,886	882,284
*	Dazhong Transportation Group Co. Ltd., Class A	631,520	334,414
	Dazzle Fashion Co. Ltd., Class A	128,728	355,514
	DBG Technology Co. Ltd., Class A	213,483	418,814
	Deppon Logistics Co. Ltd., Class A	107,247	192,851
#	Dexin China Holdings Co. Ltd.	1,388,000	470,768
	DHC Software Co. Ltd., Class A	689,100	779,096
	Dian Diagnostics Group Co. Ltd., Class A	141,200	652,457
#	Differ Group Holding Co. Ltd.	11,956,000	3,471,674
	Digital China Group Co. Ltd., Class A	223,300	531,736
	Digital China Holdings Ltd.	3,246,500	1,840,672
	Digital China Information Service Co. Ltd., Class A	276,264	614,945
	Dong-E-E-Jiao Co. Ltd., Class A	57,700	345,193
	Dongfang Electric Corp. Ltd., Class H	1,243,000	1,686,823
*	Dongfang Electronics Co. Ltd., Class A	107,300	122,620
	Dongfeng Motor Group Co. Ltd., Class H	8,526,000	7,518,611
#	Dongjiang Environmental Co. Ltd., Class H	780,375	375,753
	Dongyue Group Ltd.	5,073,000	6,208,913
# *	DouYu International Holdings Ltd., ADR	550,357	1,155,750
*	Duiba Group Ltd.	1,000,800	161,495
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	1,777,000	838,201
	East Group Co. Ltd., Class A	307,000	411,134
	E-Commodities Holdings Ltd.	2,748,000	427,751
	Edifier Technology Co. Ltd., Class A	68,600	116,763
	Edvantage Group Holdings Ltd.	316,000	135,999
	EEKA Fashion Holdings Ltd.	147,500	236,242
	E-House China Enterprise Holdings Ltd.	130,500	30,600
	Electric Connector Technology Co. Ltd., Class A	130,563	1,056,824
	Elion Energy Co. Ltd., Class A	1,074,661	788,513
#	Essex Bio-technology Ltd.	1,240,000	814,543

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Eternal Asia Supply Chain Management Ltd., Class A	459,200	$379,421
*	Ev Dynamics Holdings Ltd.	900,000	9,353
	EVA Precision Industrial Holdings Ltd.	4,606,435	865,035
*	Everbright Jiabao Co. Ltd., Class A	647,600	308,430
*	EverChina International Holdings Co. Ltd.	13,020,000	308,689
*	Fang Holdings Ltd., ADR	15,618	63,094
	Fangda Special Steel Technology Co. Ltd., Class A	334,800	407,734
#	Fanhua, Inc., Sponsored ADR	172,082	1,192,528
	Far East Horizon Ltd.	7,317,000	6,254,064
	FAWER Automotive Parts Co. Ltd., Class A	102,200	101,520
* Ω	Feiyu Technology International Co. Ltd.	1,153,500	48,988
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	262,000	676,490
	Fibocom Wireless, Inc., Class A	82,285	587,691
*	FIH Mobile Ltd.	9,669,000	1,483,861
	Financial Street Holdings Co. Ltd., Class A	582,798	519,860
	Financial Street Property Co. Ltd., Class H	20,000	8,184
#	FinVolution Group, ADR	376,583	1,487,503
	First Tractor Co. Ltd., Class H	1,033,176	503,806
	Focused Photonics Hangzhou, Inc., Class A	108,900	415,107
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	30,172	43,749
*	Founder Holdings Ltd.	160,000	16,416
	FriendTimes, Inc.	1,044,000	178,054
	Fu Shou Yuan International Group Ltd.	4,042,000	3,172,205
	Fufeng Group Ltd.	7,639,600	2,799,801
	Fuguiniao Co. Ltd.	1,930,000	0
	Fujian Boss Software Development Co. Ltd., Class A	31,980	119,527
	Fujian Green Pine Co. Ltd., Class A	100,900	134,883
	Fujian Longking Co. Ltd., Class A	172,500	218,858
	Fujian Star-net Communication Co. Ltd., Class A	134,073	465,201
*	Fullshare Holdings Ltd.	41,672,500	751,383
	Fulongma Group Co. Ltd., Class A	133,700	263,912
	Fusen Pharmaceutical Co. Ltd.	141,000	21,135
	Gansu Jingyuan Coal Industry & Electricity Power Co. Ltd., Class A	797,700	434,833
	Gansu Qilianshan Cement Group Co. Ltd., Class A	149,233	234,540
	Gansu Shangfeng Cement Co. Ltd., Class A	276,801	864,163
	Gaona Aero Material Co. Ltd., Class A	94,500	633,298
*	GCL New Energy Holdings Ltd.	21,664,000	483,018
# *	GCL-Poly Energy Holdings Ltd.	64,304,000	19,599,225
	Gemdale Properties & Investment Corp. Ltd.	26,770,000	2,989,105
	Gem-Year Industrial Co. Ltd., Class A	126,000	98,049
Ω	Genertec Universal Medical Group Co. Ltd.	4,265,000	3,090,001
*	Genimous Technology Co. Ltd., Class A	330,115	348,514
	Getein Biotech, Inc., Class A	124,783	367,010
*	Global Top E-Commerce Co. Ltd., Class A	517,700	273,868
*	Glorious Property Holdings Ltd.	11,042,501	333,672
*	Glory Land Co. Ltd.	5,246,000	213,156
*	Glory Sun Financial Group Ltd.	5,120,000	121,182
	Goldcard Smart Group Co. Ltd.	147,600	264,182
	Golden Eagle Retail Group Ltd.	2,637,000	1,958,865
Ω	Golden Throat Holdings Group Co. Ltd.	863,500	161,740
*	Golden Wheel Tiandi Holdings Co. Ltd.	546,000	10,885
	GoldenHome Living Co. Ltd., Class A	52,892	273,814
	Goldenmax International Technology Ltd., Class A	117,100	216,496
	Goldlion Holdings Ltd.	1,322,962	276,497
	Goldpac Group Ltd.	1,512,000	411,949
# *	GOME Retail Holdings Ltd.	34,090,000	2,335,052
*	Gosuncn Technology Group Co. Ltd., Class A	352,291	251,197
*	Grand Baoxin Auto Group Ltd.	3,377,492	277,917
#	Grand Pharmaceutical Group Ltd., Class L	4,172,000	2,961,191

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Grandblue Environment Co. Ltd., Class A	165,095	$528,359
*	Grandjoy Holdings Group Co. Ltd., Class A	650,500	384,424
	Greattown Holdings Ltd., Class A	778,800	440,324
	Greatview Aseptic Packaging Co. Ltd.	4,329,000	1,663,012
*	Gree Real Estate Co. Ltd., Class A	436,440	418,136
	Greenland Hong Kong Holdings Ltd.	4,765,000	938,363
#	Greentown China Holdings Ltd.	3,695,648	6,101,724
	Greentown Service Group Co. Ltd.	5,802,000	6,387,204
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	585,600	475,351
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	455,500	370,165
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	197,000	217,041
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	113,600	378,057
*	Guangdong HEC Technology Holding Co. Ltd., Class A	592,700	688,163
	Guangdong Highsun Group Co. Ltd., Class A	256,300	110,254
	Guangdong Hongda Holdings Group Co. Ltd., Class A	158,325	656,894
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	324,900	253,227
	Guangdong Land Holdings Ltd.	1,862,800	193,775
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	282,900	277,273
	Guangdong Shirongzhaoye Co. Ltd., Class A	333,100	285,306
	Guangdong Sirio Pharma Co. Ltd., Class A	6,200	36,317
	Guangdong South New Media Co. Ltd., Class A	22,400	170,437
	Guangdong Tapai Group Co. Ltd., Class A	239,500	384,216
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	177,530	577,512
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	166,200	255,723
*	Guangshen Railway Co. Ltd., Class H	6,404,000	1,127,756
	Guangxi Liugong Machinery Co. Ltd., Class A	494,020	562,472
	Guangxi Liuzhou Pharmaceutical Co. Ltd., Class A	119,980	311,189
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	1,358,080	670,638
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	622,000	1,588,277
*	Guangzhou GRG Metrology & Test Co. Ltd., Class A	55,600	204,889
	Guangzhou Haige Communications Group, Inc. Co., Class A	506,100	741,841
	Guangzhou KDT Machinery Co. Ltd., Class A	42,999	179,307
#	Guangzhou R&F Properties Co. Ltd., Class H	6,025,200	2,681,853
	Guangzhou Restaurant Group Co. Ltd., Class A	38,540	136,456
	Guangzhou Shangpin Home Collection Co. Ltd., Class A	17,951	105,548
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	127,100	167,146
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	326,400	330,594
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	301,400	348,596
	Guizhou Gas Group Corp. Ltd., Class A	223,900	321,617
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	649,500	676,458
*	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	274,100	239,621
#	Guolian Securities Co. Ltd., Class H	1,395,500	747,051
	Guomai Technologies, Inc., Class A	185,400	172,120
*	Guosheng Financial Holding, Inc., Class A	224,100	306,601
* Ω	Haichang Ocean Park Holdings Ltd.	5,507,000	2,036,830
# *	Hailiang Education Group, Inc., ADR	32,567	341,953
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	58,020	226,030
*	Hainan Development Holdings Nanhai Co. Ltd., Class A	194,300	337,977
*	Hainan Meilan International Airport Co. Ltd., Class H	689,000	1,835,940
	Hainan Ruize New Building Material Co. Ltd., Class A	256,900	141,776
	Hainan Strait Shipping Co. Ltd., Class A	846,397	760,051
	Haitian International Holdings Ltd.	2,595,000	6,751,319
# Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	448,000	50,700
	Hand Enterprise Solutions Co. Ltd., Class A	189,200	242,456
	Hangcha Group Co. Ltd., Class A	239,388	602,550
	Hangjin Technology Co. Ltd., Class A	231,200	1,241,780
	Hangxiao Steel Structure Co. Ltd., Class A	438,608	275,562
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	844,386	789,980
	Hangzhou Century Co. Ltd., Class A	323,800	319,421

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	14,000	$55,614
# * Ω	Harbin Bank Co. Ltd., Class H	1,742,000	179,390
	Harbin Boshi Automation Co. Ltd., Class A	362,200	661,007
	Harbin Electric Co. Ltd., Class H	3,301,413	1,095,322
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	509,600	203,587
*	Harbin Pharmaceutical Group Co. Ltd., Class A	854,900	407,642
††	Harmonicare Medical Holdings Ltd.	2,321,000	113,861
	HBIS Resources Co. Ltd., Class A	124,400	315,675
# *	HC Group, Inc.	2,529,000	241,963
	Health & Happiness H&H International Holdings Ltd.	988,500	1,661,144
	Hebei Chengde Lulu Co. Ltd.	368,379	533,581
	Hebei Construction Group Corp. Ltd., Class H	105,000	18,951
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	204,700	751,131
	Hello Group, Inc., Sponsored ADR	613,582	5,970,153
	Henan Lingrui Pharmaceutical Co., Class A	160,300	324,352
	Henan Pinggao Electric Co. Ltd., Class A	342,000	450,365
*	Henan Senyuan Electric Co. Ltd., Class A	65,900	30,100
	Henan Yuguang Gold & Lead Co. Ltd., Class A	96,200	82,184
	Henan Zhongyuan Expressway Co. Ltd., Class A	907,923	451,202
	Henderson Investment Ltd.	2,432,000	115,461
	Hengan International Group Co. Ltd.	2,283,500	11,162,457
# *	Hengdeli Holdings Ltd.	12,009,399	414,992
	Hexing Electrical Co. Ltd., Class A	192,590	379,139
*	Hi Sun Technology China Ltd.	9,243,000	1,217,695
	Hisense Home Appliances Group Co. Ltd., Class H	1,568,000	2,055,721
*	Holitech Technology Co. Ltd., Class A	776,200	433,916
	Hongda Xingye Co. Ltd., Class A	406,500	334,297
*	Honghua Group Ltd.	13,617,000	430,799
*	Hongli Zhihui Group Co. Ltd., Class A	119,200	237,050
* †† Ω	Honworld Group Ltd.	1,105,500	81,611
Ω	Hope Education Group Co. Ltd.	9,156,000	1,180,648
	Hopson Development Holdings Ltd.	2,918,650	6,081,485
* Ω	Hua Hong Semiconductor Ltd.	1,857,000	9,039,849
	Huaan Securities Co. Ltd., Class A	847,366	670,940
#	Huabao International Holdings Ltd.	2,449,000	1,511,040
#	Huadian Power International Corp. Ltd., Class H	6,550,000	2,394,291
	Huafa Industrial Co. Ltd. Zhuhai, Class A	639,800	640,222
*	Huafon Microfibre Shanghai Technology Co. Ltd.	475,200	347,573
	Huafu Fashion Co. Ltd., Class A	522,852	382,082
	Huaneng Power International, Inc., Class H	108,000	56,852
# *	Huanxi Media Group Ltd.	2,790,000	514,820
	Huapont Life Sciences Co. Ltd., Class A	498,900	487,865
*	Huawen Media Group, Class A	613,800	245,795
	Huaxi Holdings Co. Ltd.	624,000	161,888
#	Huazhong In-Vehicle Holdings Co. Ltd.	2,208,000	851,246
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,089,069	542,754
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	254,889	962,083
	Huijing Holdings Co. Ltd.	1,520,000	375,846
# *	Huishang Bank Corp. Ltd., Class H	34,000	11,110
	Hunan Aihua Group Co. Ltd., Class A	149,387	801,241
*	Hunan Gold Corp. Ltd., Class A	244,800	401,152
# *	HUYA, Inc., ADR	319,901	2,117,745
	Hwa Fong Rubber Thailand PCL	253,900	61,769
	Hytera Communications Corp. Ltd., Class A	439,400	328,213
*	HyUnion Holding Co. Ltd., Class A	258,400	317,555
# * Ω	iDreamSky Technology Holdings Ltd.	1,497,200	977,263
	IKD Co. Ltd., Class A	147,500	432,108
Ω	IMAX China Holding, Inc.	501,400	715,757
	Infore Environment Technology Group Co. Ltd., Class A	392,300	378,906

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
# *	Inke Ltd.	267,000	$69,066
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	380,500	888,705
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	1,912,700	953,064
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	135,400	164,895
	Inner Mongolia Yitai Coal Co. Ltd., Class H	554,000	506,738
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	353,900	486,367
*	Innuovo Technology Co. Ltd., Class A	364,600	386,946
*	Inspur International Ltd.	1,748,000	929,693
*	Inspur Software Co. Ltd., Class A	10,900	26,462
* Ω	International Alliance Financial Leasing Co. Ltd.	2,040,000	665,055
#	Intron Technology Holdings Ltd.	333,000	186,644
# *	iQIYI, Inc., ADR	784,425	3,200,454
	IReader Technology Co. Ltd., Class A	80,700	241,057
*	IRICO Group New Energy Co. Ltd., Class H	107,700	256,869
	IVD Medical Holding Ltd.	36,000	14,986
	Jack Technology Co. Ltd., Class A	137,400	624,392
	JH Educational Technology, Inc.	542,000	209,618
	Jiajiayue Group Co. Ltd., Class A	136,899	308,600
	Jiangling Motors Corp. Ltd., Class A	152,600	379,806
*	Jiangnan Group Ltd.	13,956,000	533,409
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	591,500	693,036
*	Jiangsu Etern Co. Ltd., Class A	132,100	88,236
	Jiangsu Expressway Co. Ltd., Class H	1,704,000	1,780,431
	Jiangsu Guomao Reducer Co. Ltd., Class A	30,500	165,279
	Jiangsu Guotai International Group Co. Ltd., Class A	563,095	1,011,474
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	202,900	426,773
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	878,520	545,753
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	192,140	327,734
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	205,607	198,797
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	8,500	47,325
	Jiangsu Linyang Energy Co. Ltd., Class A	699,200	1,054,922
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	258,500	559,234
	Jiangsu Provincial Agricultural Reclamation & Development Corp	439,752	737,376
	Jiangsu Shagang Co. Ltd., Class A	453,100	402,614
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	625,009	613,584
	Jiangsu Zhongnan Construction Group Co. Ltd., Class A	854,800	583,573
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	1,256,600	626,759
	Jiangxi Bank Co. Ltd., Class H	25,500	8,404
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	131,600	266,537
	Jiangxi Wannianqing Cement Co. Ltd., Class A	102,200	194,336
	Jiangzhong Pharmaceutical Co. Ltd., Class A	196,640	365,736
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	189,534	202,234
*	Jiayin Group, Inc., ADR	27,243	55,576
#	Jiayuan International Group Ltd.	5,900,834	2,050,371
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	232,000	605,713
*	Jilin Electric Power Co. Ltd., Class A	866,200	1,043,581
	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	121,549	38,910
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	436,800	207,720
#	Jinchuan Group International Resources Co. Ltd.	12,519,000	2,236,510
	Jinduicheng Molybdenum Co. Ltd., Class A	443,920	445,060
#	Jingrui Holdings Ltd.	2,219,000	584,395
	Jingwei Textile Machinery Co. Ltd., Class A	284,500	365,305
# *	JinkoSolar Holding Co. Ltd., ADR	160,028	7,062,036
*	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	722,972	1,202,446
	Jinneng Science&Technology Co. Ltd., Class A	176,300	392,628
	Jinyu Bio-Technology Co. Ltd., Class A	89,200	200,729
	Jinyuan EP Co. Ltd., Class A	145,600	303,129
# Ω	Jiumaojiu International Holdings Ltd.	1,949,000	4,209,035
	Jiuzhitang Co. Ltd., Class A	287,600	407,162

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jizhong Energy Resources Co. Ltd., Class A	904,700	$725,299
	JNBY Design Ltd.	811,000	1,199,421
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	345,600	635,857
	Jointo Energy Investment Co. Ltd. Hebei, Class A	697,596	481,280
	Joy City Property Ltd.	19,994,000	976,248
#	JOYY, Inc., ADR	129,276	6,536,195
	JSTI Group, Class A	213,888	209,422
	Ju Teng International Holdings Ltd.	4,732,000	964,222
	Jutal Offshore Oil Services Ltd.	124,000	13,273
	JY Grandmark Holdings Ltd.	431,000	142,396
*	Kai Yuan Holdings Ltd.	11,360,000	38,583
	Kaisa Group Holdings Ltd.	2,774,142	313,683
	Kaisa Prosperity Holdings Ltd.	218,250	298,966
	Kaiser China Cultural Co. Ltd., Class A	75,900	85,792
	Kaishan Group Co. Ltd., Class A	368,600	891,157
* Ω	Kangda International Environmental Co. Ltd.	3,143,000	307,358
*	Kasen International Holdings Ltd.	3,137,000	298,474
	Keda Industrial Group Co. Ltd.	71,400	206,088
	Kehua Data Co. Ltd., Class A	7,400	36,501
	Kinetic Development Group Ltd.	2,496,000	175,876
	Kingboard Holdings Ltd.	2,738,421	13,220,338
	Kingboard Laminates Holdings Ltd.	4,186,500	7,180,075
	KingClean Electric Co. Ltd., Class A	39,260	155,800
#	Kingsoft Corp. Ltd.	3,235,800	14,541,257
	Konfoong Materials International Co. Ltd., Class A	65,258	537,537
	Konka Group Co. Ltd., Class A	570,684	526,909
* Ω	Koolearn Technology Holding Ltd.	529,000	284,654
	KPC Pharmaceuticals, Inc., Class A	259,500	389,626
	Kunlun Energy Co. Ltd.	13,120,000	13,606,058
	Kunlun Tech Co. Ltd., Class A	269,855	800,278
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	167,800	280,194
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	78,245	226,691
	KWG Group Holdings Ltd.	5,572,450	3,046,933
	KWG Living Group Holdings Ltd.	3,815,225	1,678,365
*	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	310,200	287,494
	Lao Feng Xiang Co. Ltd., Class A	57,200	410,689
	Laobaixing Pharmacy Chain JSC, Class A	92,101	618,177
*	Launch Tech Co. Ltd., Class H	20,000	8,888
	Lee & Man Chemical Co. Ltd.	940,785	829,053
	Lee & Man Paper Manufacturing Ltd.	5,674,000	3,885,902
	Lee's Pharmaceutical Holdings Ltd.	1,146,000	442,138
Ω	Legend Holdings Corp., Class H	1,679,100	2,336,255
	Leo Group Co. Ltd., Class A	1,417,942	518,635
*	LexinFintech Holdings Ltd., ADR	421,044	1,507,338
	Leyard Optoelectronic Co. Ltd., Class A	530,700	768,102
	Liaoning Port Co. Ltd., Class H	238,000	21,733
	Lier Chemical Co. Ltd., Class A	168,700	768,582
*	Lifestyle China Group Ltd.	1,804,000	269,233
*	Lifetech Scientific Corp.	15,324,000	6,358,319
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	408,100	226,431
	Lingyuan Iron & Steel Co. Ltd., Class A	490,702	197,670
*	Link Motion, Inc., Sponsored ADR	690,534	0
	Livzon Pharmaceutical Group, Inc., Class H	709,203	2,529,752
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	34,000	118,317
	LK Technology Holdings Ltd.	536,500	821,022
	Logan Group Co. Ltd.	3,575,000	2,225,577
	Loncin Motor Co. Ltd., Class A	724,300	561,324
	Long Yuan Construction Group Co. Ltd., Class A	398,400	342,798
	Longhua Technology Group Luoyang Co. Ltd., Class A	18,800	27,014

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lonking Holdings Ltd.	8,391,000	$2,447,708
	Luenmei Quantum Co. Ltd., Class A	312,900	403,597
	Luolai Lifestyle Technology Co. Ltd., Class A	96,240	218,683
*	Luoniushan Co. Ltd., Class A	181,128	190,820
# *	Luoyang Glass Co. Ltd., Class H	784,000	1,394,474
# * Ω	Luye Pharma Group Ltd.	7,602,500	3,320,714
# *	LVGEM China Real Estate Investment Co. Ltd.	2,058,000	388,342
	Maanshan Iron & Steel Co. Ltd., Class H	3,614,048	1,417,774
	Maccura Biotechnology Co. Ltd., Class A	124,661	491,071
*	Macrolink Culturaltainment Development Co. Ltd., Class A	682,438	345,108
* Ω	Maoyan Entertainment	1,641,000	2,116,647
*	Maoye International Holdings Ltd.	3,854,000	114,759
*	Markor International Home Furnishings Co. Ltd., Class A	520,780	284,486
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	147,525	504,715
* Ω	Meitu, Inc.	8,434,000	1,672,179
Ω	Midea Real Estate Holding Ltd.	138,400	204,472
	Min Xin Holdings Ltd.	730,000	334,272
*	Mingfa Group International Co. Ltd.	4,476,000	264,147
	Minmetals Land Ltd.	8,218,000	897,844
Ω	Minsheng Education Group Co. Ltd.	780,000	82,462
	Minth Group Ltd.	3,043,000	14,072,244
	MLS Co. Ltd., Class A	322,200	667,864
*	MMG Ltd.	10,970,999	3,562,119
	Modern Land China Co. Ltd.	2,872,800	55,350
*	More Return PCL	7,637,000	394,523
*	Myhome Real Estate Development Group Co. Ltd., Class A	1,065,200	287,658
	MYS Group Co. Ltd., Class A	215,887	118,606
*	Nan Hai Corp. Ltd.	24,100,000	120,416
	NanJi E-Commerce Co. Ltd., Class A	443,100	409,759
	Nanjing Iron & Steel Co. Ltd., Class A	1,329,800	764,359
*	Nanjing Sample Technology Co. Ltd., Class H	111,500	90,020
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	224,500	373,483
	Nanjing Yunhai Special Metals Co. Ltd., Class A	164,900	489,227
	Natural Food International Holding Ltd.	314,000	20,108
	NetDragon Websoft Holdings Ltd.	995,000	2,511,482
* Ω	New Century Healthcare Holding Co. Ltd.	35,000	4,286
	New Hope Dairy Co. Ltd., Class A	23,600	51,080
*	New Sparkle Roll International Group Ltd.	7,624,000	173,586
*	New World Department Store China Ltd.	1,787,462	280,177
# *	Newborn Town, Inc.	1,420,000	754,233
	Newland Digital Technology Co. Ltd., Class A	251,800	652,908
	Nexteer Automotive Group Ltd.	3,420,000	3,764,491
	Nine Dragons Paper Holdings Ltd.	7,313,000	7,304,743
	Ningbo Huaxiang Electronic Co. Ltd., Class A	111,538	349,421
	Ningbo Jifeng Auto Parts Co. Ltd., Class A	14,600	30,788
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	257,200	588,550
	Ningbo Yunsheng Co. Ltd., Class A	340,100	609,804
	Ningxia Jiaze New Energy Co. Ltd., Class A	574,100	395,302
# *	Niu Technologies, Sponsored ADR	126,100	1,771,705
*	Noah Holdings Ltd., Sponsored ADR	144,548	4,537,362
	Norinco International Cooperation Ltd., Class A	269,374	331,412
	North Huajin Chemical Industries Co. Ltd., Class A	342,500	380,461
	Northeast Pharmaceutical Group Co. Ltd., Class A	218,903	191,201
	Northeast Securities Co. Ltd., Class A	474,610	635,678
	NSFOCUS Technologies Group Co. Ltd., Class A	167,948	370,032
# *	NVC International Holdings Ltd.	1,770,000	38,564
*	Oceanwide Holdings Co. Ltd., Class A	564,577	161,385
	Offshore Oil Engineering Co. Ltd., Class A	875,267	618,248
*	OFILM Group Co. Ltd., Class A	204,596	258,426

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Olympic Circuit Technology Co. Ltd.	123,835	$431,424
	Opple Lighting Co. Ltd., Class A	80,030	240,261
	ORG Technology Co. Ltd., Class A	630,320	591,842
*	Orient Group, Inc., Class A	758,900	344,405
*	Ourpalm Co. Ltd., Class A	789,500	464,202
*	Overseas Chinese Town Asia Holdings Ltd.	950,183	156,684
	Pacific Online Ltd.	1,798,365	296,805
*	Pacific Securities Co. Ltd., Class A	1,476,371	738,430
	PAX Global Technology Ltd.	3,392,000	2,456,886
	PCI Technology Group Co. Ltd., Class A	602,240	816,023
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	2,002,270	1,027,875
#	Perennial Energy Holdings Ltd.	1,325,000	288,982
	PhiChem Corp., Class A	208,726	764,344
# *	Phoenix Media Investment Holdings Ltd.	6,320,000	374,206
# *	Phoenix New Media Ltd., ADR	97,170	72,878
# * Ω	Ping An Healthcare & Technology Co. Ltd.	1,341,700	4,281,007
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	712,948	1,015,076
*	Polaris Bay Group Co. Ltd., Class A	155,400	226,041
	Poly Property Group Co. Ltd.	9,433,000	2,480,325
	Poly Property Services Co. Ltd., Class H	512,200	3,823,807
*	Pou Sheng International Holdings Ltd.	11,179,806	1,795,421
	Powerlong Commercial Management Holdings Ltd.	422,500	894,806
	Powerlong Real Estate Holdings Ltd.	5,244,000	2,927,069
	Pujiang International Group Ltd.	288,000	118,634
# *	PW Medtech Group Ltd.	3,468,000	467,901
	Q Technology Group Co. Ltd.	1,718,000	1,868,100
	Qianhe Condiment & Food Co. Ltd., Class A	172,080	516,160
	Qingdao East Steel Tower Stock Co. Ltd., Class A	127,400	178,271
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	158,122	381,650
	Qingdao Gon Technology Co. Ltd., Class A	87,300	348,069
	Qingdao Hanhe Cable Co. Ltd., Class A	594,000	423,411
Ω	Qingdao Port International Co. Ltd., Class H	551,000	299,009
	Qingdao Rural Commercial Bank Corp., Class A	1,330,100	785,805
	Qingdao Topscomm Communication, Inc., Class A	182,700	211,694
	Qingling Motors Co. Ltd., Class H	3,834,000	763,830
	Qinhuangdao Port Co. Ltd., Class H	3,011,500	485,194
*	Qudian, Inc., Sponsored ADR	96,525	88,697
	R&B Food Supply PCL	23,200	13,309
#	Radiance Holdings Group Co. Ltd.	90,000	50,610
	Rainbow Digital Commercial Co. Ltd., Class A	356,250	392,117
	Raisecom Technology Co. Ltd., Class A	133,429	158,265
	Rastar Group, Class A	295,400	167,974
	Realcan Pharmaceutical Group Co. Ltd., Class A	513,200	306,705
# *	Realord Group Holdings Ltd.	1,306,000	1,530,658
* Ω	Red Star Macalline Group Corp. Ltd., Class H	1,080,720	596,252
# Ω	Redco Properties Group Ltd.	5,632,000	1,937,589
	Redsun Properties Group Ltd.	1,399,000	475,866
	Renhe Pharmacy Co. Ltd., Class A	409,700	473,811
	REXLot Holdings Ltd.	98,652,252	49,345
	Rianlon Corp., Class A	21,800	149,551
	RiseSun Real Estate Development Co. Ltd., Class A	982,152	691,236
	Road King Infrastructure Ltd.	1,228,000	1,165,397
	Rongan Property Co. Ltd., Class A	916,500	347,677
#	Ronshine China Holdings Ltd.	2,622,500	1,084,797
	Runjian Co. Ltd., Class A	50,400	269,738
*	S Hotels & Resorts PCL	1,251,300	131,538
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	321,008	203,445
	Sanquan Food Co. Ltd., Class A	150,700	378,834
	Sansteel Minguang Co. Ltd. Fujian, Class A	736,394	806,605

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sanxiang Impression Co. Ltd., Class A	36,100	$22,464
	Sany Heavy Equipment International Holdings Co. Ltd.	4,502,000	4,721,042
*	Saurer Intelligent Technology Co. Ltd., Class A	417,200	184,504
	Sealand Securities Co. Ltd., Class A	1,301,480	801,205
	Seazen Group Ltd.	8,680,571	5,872,432
*	Secoo Holding Ltd., ADR	64,187	23,621
	S-Enjoy Service Group Co. Ltd.	905,000	1,620,738
	SGIS Songshan Co. Ltd., Class A	836,400	585,391
	Shaan Xi Provincial Natural Gas Co. Ltd., Class A	446,990	458,876
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	481,800	795,873
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	152,200	474,305
	Shandong Chenming Paper Holdings Ltd., Class H	1,649,750	756,751
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	150,300	585,246
	Shandong Humon Smelting Co. Ltd., Class A	230,600	403,896
	Shandong Longda Meishi Co. Ltd., Class A	255,500	358,819
	Shandong Minhe Animal Husbandry Co. Ltd., Class A	68,500	162,877
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	752,400	397,567
	Shandong New Beiyang Information Technology Co. Ltd., Class A	207,300	278,634
	Shandong Publishing & Media Co. Ltd., Class A	206,500	192,814
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	6,234,400	7,683,224
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	698,400	379,498
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	229,890	355,018
*	Shanghai 2345 Network Holding Group Co. Ltd., Class A	1,366,956	531,631
	Shanghai AJ Group Co. Ltd., Class A	426,800	435,787
	Shanghai Belling Co. Ltd., Class A	107,946	356,679
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	72,646	218,800
	Shanghai Environment Group Co. Ltd., Class A	184,073	337,823
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	144,565	671,891
# *	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	830,000	2,231,554
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	1,155,000	571,079
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	29,000	189,025
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	83,000	300,008
# Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	145,100	857,652
	Shanghai Industrial Development Co. Ltd., Class A	447,650	266,902
	Shanghai Industrial Holdings Ltd.	1,898,000	2,800,033
	Shanghai Industrial Urban Development Group Ltd.	12,237,000	1,182,287
	Shanghai Jin Jiang Capital Co. Ltd., Class H	7,560,000	2,825,272
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	179,421	329,880
#	Shanghai Kindly Medical Instruments Co. Ltd., Class H	39,200	84,311
	Shanghai Maling Aquarius Co. Ltd., Class A	310,225	363,194
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	134,034	304,305
	Shanghai Moons' Electric Co. Ltd., Class A	89,360	290,951
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,233,000	4,359,865
	Shanghai Pudong Construction Co. Ltd., Class A	391,992	376,538
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	19,300	90,811
	Shanghai Shimao Co. Ltd., Class A	547,300	282,179
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	332,033	462,526
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	127,300	154,506
	Shanghai Tunnel Engineering Co. Ltd., Class A	778,950	657,538
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	184,300	371,492
	Shanghai Wanye Enterprises Co. Ltd., Class A	3,672	14,521
	Shanghai Weaver Network Co. Ltd., Class A	46,505	524,414
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	214,800	232,443
	Shanxi Blue Flame Holding Co. Ltd., Class A	335,600	431,717
	Shanxi Coking Co. Ltd., Class A	437,317	361,252
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	308,400	458,145
	Shanxi Securities Co. Ltd., Class A	691,410	644,874
	Shanying International Holding Co. Ltd., Class A	1,207,015	598,955
*	Shengda Resources Co. Ltd., Class A	221,907	431,601

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenguan Holdings Group Ltd.	1,628,000	$93,455
	Shenzhen Agricultural Products Group Co. Ltd., Class A	615,280	553,292
*	Shenzhen Airport Co. Ltd., Class A	609,400	720,640
	Shenzhen Aisidi Co. Ltd., Class A	254,900	400,868
	Shenzhen Anche Technologies Co. Ltd., Class A	41,100	167,156
	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	272,700	158,032
	Shenzhen Center Power Tech Co. Ltd., Class A	76,600	210,879
	Shenzhen Changhong Technology Co. Ltd., Class A	88,900	449,218
	Shenzhen Comix Group Co. Ltd., Class A	202,801	227,087
	Shenzhen Das Intellitech Co. Ltd., Class A	657,611	403,628
	Shenzhen Desay Battery Technology Co., Class A	113,098	864,406
	Shenzhen Ellassay Fashion Co. Ltd., Class A	45,900	89,581
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	228,018	505,912
	Shenzhen Expressway Corp. Ltd., Class H	2,840,400	2,812,977
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	307,384	582,732
	Shenzhen Gas Corp. Ltd., Class A	135,800	166,446
	Shenzhen Gongjin Electronics Co. Ltd., Class A	192,000	254,339
*	Shenzhen Grandland Group Co. Ltd., Class A	272,300	105,816
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	182,600	656,171
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	522,000	492,867
	Shenzhen Heungkong Holding Co. Ltd., Class A	1,466,160	476,800
	Shenzhen International Holdings Ltd.	4,956,314	5,029,302
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	33,500	12,060
#	Shenzhen Investment Ltd.	14,901,720	3,500,156
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	49,734	78,454
	Shenzhen Jinjia Group Co. Ltd., Class A	294,200	793,354
	Shenzhen Kinwong Electronic Co. Ltd., Class A	144,374	772,980
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	50,400	170,374
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	30,700	48,952
	Shenzhen Megmeet Electrical Co. Ltd., Class A	152,428	719,943
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	965,200	481,306
	Shenzhen Noposion Agrochemicals Co. Ltd., Class A	186,200	169,030
	Shenzhen Properties & Resources Development Group Ltd., Class A	76,600	132,458
*	Shenzhen SDG Information Co. Ltd., Class A	279,020	269,782
	Shenzhen Sinovatio Technology Co. Ltd., Class A	41,707	183,818
	Shenzhen Sunline Tech Co. Ltd., Class A	172,700	396,915
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	299,700	633,304
	Shenzhen Tagen Group Co. Ltd., Class A	317,710	306,893
	Shenzhen Topband Co. Ltd., Class A	240,700	552,427
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	256,400	282,986
	Shenzhen World Union Group, Inc., Class A	613,800	342,472
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	342,768	276,824
	Shenzhen Yinghe Technology Co. Ltd., Class A	127,800	525,099
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	213,200	445,079
	Shenzhen Zhenye Group Co. Ltd., Class A	410,400	277,877
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,098,800	800,081
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	362,300	348,696
#	Shimao Group Holdings Ltd.	4,302,500	3,170,921
	Shinva Medical Instrument Co. Ltd., Class A	138,680	475,431
	Shoucheng Holdings Ltd.	9,427,600	1,734,621
#	Shougang Fushan Resources Group Ltd.	9,387,128	2,880,326
*	Shouhang High-Tech Energy Co. Ltd., Class A	719,800	404,849
	Shui On Land Ltd.	16,300,143	2,304,364
*	Sichuan Development Lomon Co. Ltd., Class A	150,200	266,117
	Sichuan Expressway Co. Ltd., Class H	4,402,000	1,158,681
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	103,000	369,689
*	Sichuan Languang Development Co. Ltd., Class A	988,771	309,443
	Sichuan Shuangma Cement Co. Ltd., Class A	187,737	656,760
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	90,600	299,138

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Sihuan Pharmaceutical Holdings Group Ltd.	16,460,000	$3,085,792
*	Silver Grant International Holdings Group Ltd.	6,192,000	384,878
Ω	Simcere Pharmaceutical Group Ltd.	252,000	248,705
††	Sinic Holdings Group Co. Ltd., Class H	235,000	11,302
	Sino Wealth Electronic Ltd., Class A	103,050	894,841
	Sinocare, Inc., Class A	112,300	416,993
	Sinochem International Corp., Class A	391,600	471,267
#	Sinofert Holdings Ltd.	9,231,327	1,237,048
*	Sino-I Technology Ltd.	3,950,000	15,150
*	Sinolink Worldwide Holdings Ltd.	15,827,440	470,304
	Sinoma International Engineering Co., Class A	296,600	479,361
	Sinomach Automobile Co. Ltd., Class A	342,600	398,101
	Sino-Ocean Group Holding Ltd.	13,363,500	3,282,018
	Sinopec Engineering Group Co. Ltd., Class H	6,311,500	3,078,873
	Sinopec Kantons Holdings Ltd.	4,414,000	1,686,642
*	Sinopec Oilfield Service Corp., Class H	8,288,000	728,861
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	12,030,000	2,654,729
	Sinopharm Group Co. Ltd., Class H	3,968,800	8,877,388
	Sino-Platinum Metals Co. Ltd., Class A	96,142	353,948
	Sinosoft Technology Group Ltd.	2,214,599	223,608
	Sinosteel Engineering & Technology Co. Ltd., Class A	507,700	624,714
	Sinotrans Ltd., Class H	9,020,000	2,936,394
	Sinotruk Hong Kong Ltd.	2,608,000	3,879,293
	Skyfame Realty Holdings Ltd.	14,034,000	1,513,025
	Skyworth Digital Co. Ltd., Class A	395,946	783,733
*	Skyworth Group Ltd.	6,186,266	3,654,863
	Smoore International Holdings Ltd.	15,232,000	43,174
# *	SOHO China Ltd.	9,578,500	2,092,557
*	Sohu.com Ltd., ADR	62,319	1,134,206
*	Solargiga Energy Holdings Ltd.	5,471,000	247,863
*	Sou Yu Te Group Co. Ltd., Class A	1,059,193	253,076
*	South Manganese Investment Ltd.	2,312,000	274,360
# *	So-Young International, Inc., Sponsored ADR	83,482	200,357
	SSY Group Ltd.	6,033,152	2,681,903
	Starflex PCL	356,300	49,654
*	Starrise Media Holdings Ltd.	550,000	11,512
*	Strait Innovation Internet Co. Ltd., Class A	147,000	119,337
††	Suchuang Gas Corp. Ltd.	608,000	141,530
	Sun Art Retail Group Ltd.	4,092,500	1,494,501
#	Sun King Technology Group Ltd.	4,158,000	1,729,007
	Sunac China Holdings Ltd.	2,983,000	3,676,015
	Sun-Create Electronics Co. Ltd., Class A	50,300	370,038
	Sunflower Pharmaceutical Group Co. Ltd., Class A	193,200	421,362
	Sunfly Intelligent Technology Co. Ltd., Class A	101,700	179,752
*	Suning Universal Co. Ltd., Class A	239,300	152,932
	Sunresin New Materials Co. Ltd., Class A	77,942	1,176,361
* Ω	Sunshine 100 China Holdings Ltd.	644,000	32,627
	Sunward Intelligent Equipment Co. Ltd., Class A	166,950	223,891
*	Sunwave Communications Co. Ltd., Class A	190,000	141,236
	Suzhou Anjie Technology Co. Ltd., Class A	238,099	532,535
*	Suzhou Chunxing Precision Mechanical Co. Ltd., Class A	362,797	229,508
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	575,700	525,758
	Suzhou Good-Ark Electronics Co. Ltd., Class A	181,300	324,715
	Suzhou Keda Technology Co. Ltd., Class A	109,368	111,610
	Suzhou Secote Precision Electronic Co. Ltd., Class A	47,200	173,744
	Suzhou TFC Optical Communication Co. Ltd., Class A	144,900	775,708
#	SY Holdings Group Ltd.	637,000	605,863
	Symphony Holdings Ltd.	7,140,000	997,998
	T&S Communications Co. Ltd., Class A	66,437	164,395

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Taiji Computer Corp. Ltd., Class A	168,856	$644,633
	Tang Palace China Holdings Ltd.	440,000	43,098
	Tangrenshen Group Co. Ltd., Class A	112,227	145,185
	Tangshan Jidong Cement Co. Ltd., Class A	297,436	537,943
	TangShan Port Group Co. Ltd., Class A	1,557,011	667,880
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	308,900	384,160
*	Taung Gold International Ltd.	60,770,000	242,198
	TCL Electronics Holdings Ltd.	3,563,347	1,814,361
††	Tech-Pro, Inc.	43,862,000	72,006
	Telling Telecommunication Holding Co. Ltd., Class A	73,200	158,504
	Ten Pao Group Holdings Ltd.	660,000	178,861
	Tenfu Cayman Holdings Co. Ltd.	306,000	208,034
††	Tenwow International Holdings Ltd.	4,023,000	36,788
	Texhong Textile Group Ltd.	213,500	276,009
	Thonburi Healthcare Group PCL	226,600	279,039
	Three Squirrels, Inc., Class A	73,700	393,904
	Tian An China Investment Co. Ltd.	1,719,000	907,104
	Tian Di Science & Technology Co. Ltd., Class A	1,093,400	658,567
* Ω	Tian Ge Interactive Holdings Ltd.	2,221,000	244,875
	Tian Lun Gas Holdings Ltd.	1,401,500	1,665,247
*	Tian Shan Development Holding Ltd.	1,844,000	486,403
#	Tiangong International Co. Ltd.	4,204,000	2,086,678
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	1,632,000	787,652
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	956,200	926,815
	Tianjin Development Holdings Ltd.	2,298,000	513,942
	Tianjin Port Development Holdings Ltd.	12,226,800	1,004,835
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	19,900	80,488
	Tianli Education International Holdings Ltd.	3,929,000	962,465
#	Tianneng Power International Ltd.	2,966,048	3,059,490
*	Tianyun International Holdings Ltd.	1,794,000	336,349
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	13,400	53,362
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	46,400	303,256
	Tibet Tianlu Co. Ltd., Class A	122,100	118,107
*	Tibet Water Resources Ltd.	9,150,000	677,560
*	Time Watch Investments Ltd.	1,286,000	112,537
	Times China Holdings Ltd.	1,271,000	492,622
	Tomson Group Ltd.	2,541,054	664,774
	Tong Ren Tang Technologies Co. Ltd., Class H	2,647,000	2,483,401
*	Tongcheng Travel Holdings Ltd.	3,294,400	6,779,103
*	Tongda Group Holdings Ltd.	24,735,000	647,246
*	Tongdao Liepin Group	235,400	570,429
*	Tongding Interconnection Information Co. Ltd., Class A	324,800	249,067
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	245,400	392,649
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	170,100	119,527
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	363,380	362,485
	Tongyu Heavy Industry Co. Ltd., Class A	477,553	244,200
#	Top Spring International Holdings Ltd.	1,539,500	203,278
	Topsec Technologies Group, Inc., Class A	194,227	468,320
Ω	Topsports International Holdings Ltd.	3,242,000	2,929,338
	Towngas Smart Energy Co. Ltd.	4,546,510	3,351,688
	Transfar Zhilian Co. Ltd., Class A	349,200	426,913
	TravelSky Technology Ltd., Class H	3,352,000	6,281,790
*	Trigiant Group Ltd.	4,284,000	298,672
	Trony Solar Holdings Co. Ltd.	1,757,000	0
	TRS Information Technology Corp. Ltd., Class A	71,000	123,667
	Truly International Holdings Ltd.	6,217,573	2,511,949
Ω	Tsaker Chemical Group Ltd.	1,314,500	219,801
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	970,900	314,922
*	Tuniu Corp., Sponsored ADR	148,809	196,428

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	360,500	$233,315
	Unilumin Group Co. Ltd., Class A	335,700	419,415
	Uni-President China Holdings Ltd.	5,363,000	5,068,728
	United Energy Group Ltd.	33,370,900	4,941,870
#	United Strength Power Holdings Ltd.	83,000	132,455
††	Untrade.CTEG	18,320,000	149,905
	Valiant Co. Ltd., Class A	182,251	618,660
	VanJee Technology Co. Ltd., Class A	7,200	33,995
	Vats Liquor Chain Store Management JSC Ltd., Class A	81,400	572,381
	Vatti Corp. Ltd., Class A	376,947	347,973
Ω	VCredit Holdings Ltd.	159,400	80,178
	Victory Giant Technology Huizhou Co. Ltd., Class A	227,600	936,642
#	Vinda International Holdings Ltd.	1,459,000	3,926,338
# *	Viomi Technology Co. Ltd., ADR	32,342	66,301
*	Vipshop Holdings Ltd., ADR	1,202,127	11,191,802
# Ω	Virscend Education Co. Ltd.	563,000	33,215
	Wangneng Environment Co. Ltd., Class A	94,545	277,192
	Wangsu Science & Technology Co. Ltd., Class A	594,400	546,827
	Want Want China Holdings Ltd.	3,378,000	3,314,212
	Wanxiang Qianchao Co. Ltd., Class A	1,154,662	1,027,556
	Wasion Holdings Ltd.	2,500,000	1,019,451
	Wasu Media Holding Co. Ltd., Class A	357,024	430,951
	Weifu High-Technology Group Co. Ltd., Class A	168,203	554,945
	Weiqiao Textile Co., Class H	1,940,500	598,761
	Wellhope Foods Co. Ltd., Class A	362,080	616,725
* Ω	Wenzhou Kangning Hospital Co. Ltd., Class H	15,300	32,984
	West China Cement Ltd.	9,802,000	1,650,980
	WICE Logistics PCL	779,400	491,587
#	Wisdom Education International Holdings Co. Ltd.	3,004,000	206,241
*	Wison Engineering Services Co. Ltd.	1,334,000	60,330
	Wolong Electric Group Co. Ltd., Class A	445,172	1,049,342
*	Wuhan DDMC Culture & Sports Co. Ltd., Class A	231,500	232,342
	Wuhan Department Store Group Co. Ltd., Class A	234,382	399,494
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	151,800	218,406
*	Wuhan P&S Information Technology Co. Ltd., Class A	405,100	397,201
	Wuxi Taiji Industry Co. Ltd., Class A	465,900	538,009
	XGD, Inc., Class A	155,100	348,024
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,923,000	1,214,237
	Xiamen C & D, Inc., Class A	618,500	915,238
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	182,400	327,243
	Xiamen International Airport Co. Ltd., Class A	20,400	53,858
	Xiamen International Port Co. Ltd., Class H	4,430,000	484,717
	Xiamen ITG Group Corp. Ltd., Class A	489,000	537,033
	Xiamen Kingdomway Group Co., Class A	140,400	615,201
	Xiamen Xiangyu Co. Ltd., Class A	569,400	719,459
	Xi'an Triangle Defense Co. Ltd., Class A	96,600	670,605
	Xiandai Investment Co. Ltd., Class A	421,994	268,196
	Xilinmen Furniture Co. Ltd., Class A	121,000	685,025
	Xingda International Holdings Ltd.	6,538,861	1,436,270
	Xingfa Aluminium Holdings Ltd.	481,000	540,536
*	Xingyuan Environment Technology Co. Ltd., Class A	318,700	176,500
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	2,004,103	1,513,884
	Xinhuanet Co. Ltd., Class A	120,800	352,413
*	Xinji Shaxi Group Co. Ltd.	387,000	29,908
	Xinjiang Communications Construction Group Co. Ltd., Class A	60,700	108,793
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	661,600	1,153,418
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	86,188	312,386
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	557,000	88,505
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	246,900	414,257

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Xinte Energy Co. Ltd., Class H	926,000	$1,719,012
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	1,045,700	765,818
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	89,200	225,958
#	Xinyi Energy Holdings Ltd.	5,958,000	2,989,359
	Xinyu Iron & Steel Co. Ltd., Class A	577,800	510,146
#	Xtep International Holdings Ltd.	5,152,141	9,253,128
	Xuji Electric Co. Ltd., Class A	341,300	1,291,821
# *	Xunlei Ltd., ADR	212,469	384,569
Ω	Yadea Group Holdings Ltd.	4,728,000	6,732,626
*	YaGuang Technology Group Co. Ltd., Class A	278,300	350,934
*	Yanchang Petroleum International Ltd.	12,940,000	70,427
	Yango Group Co. Ltd., Class A	925,000	419,110
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	447,500	642,636
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	36,600	175,989
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	173,113	373,157
	YanTai Shuangta Food Co. Ltd., Class A	319,000	390,954
	Yantai Tayho Advanced Materials Co. Ltd., Class A	156,934	459,163
*	Yashili International Holdings Ltd.	5,168,000	365,453
# *	Yeahka Ltd.	17,200	51,364
	YGSOFT, Inc., Class A	181,000	244,657
# * Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	808,600	737,709
*	Yida China Holdings Ltd.	1,148,000	176,185
	Yifan Pharmaceutical Co. Ltd., Class A	265,766	720,631
#	Yihai International Holding Ltd.	1,546,000	6,599,836
	Yijiahe Technology Co. Ltd., Class A	64,876	655,859
	Yincheng International Holding Co. Ltd.	26,000	10,394
	Yipinhong Pharmaceutical Co. Ltd., Class A	97,380	427,837
	Yip's Chemical Holdings Ltd.	1,386,000	766,296
*	Yiren Digital Ltd., Sponsored ADR	220,957	543,554
# * Ω	Yixin Group Ltd.	1,892,500	307,329
	Yixintang Pharmaceutical Group Co. Ltd., Class A	123,400	586,894
	Yotrio Group Co. Ltd., Class A	677,800	342,186
*	Youzu Interactive Co. Ltd., Class A	314,800	600,660
*	Yuan Heng Gas Holdings Ltd.	1,696,000	123,972
	Yuexiu Property Co. Ltd.	5,958,456	6,054,359
	Yuexiu Transport Infrastructure Ltd.	4,338,018	2,629,456
	Yunnan Copper Co. Ltd., Class A	370,272	712,938
	Yusys Technologies Co. Ltd., Class A	98,900	369,497
#	Yuzhou Group Holdings Co. Ltd.	10,512,313	849,084
	ZBOM Home Collection Co. Ltd., Class A	100,588	413,887
# *	Zepp Health Corp., ADR	24,510	122,060
#	Zhaojin Mining Industry Co. Ltd., Class H	4,019,500	3,224,832
	Zhejiang Communications Technology Co. Ltd.	463,200	404,473
*	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	612,900	426,753
	Zhejiang Crystal-Optech Co. Ltd., Class A	398,626	866,288
	Zhejiang Expressway Co. Ltd., Class H	5,940,000	5,098,757
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	222,400	464,450
#	Zhejiang Glass Co. Ltd.	445,000	0
	Zhejiang Hailiang Co. Ltd., Class A	642,181	1,160,805
	Zhejiang Hangmin Co. Ltd., Class A	354,400	307,744
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	430,830	507,165
	Zhejiang Huace Film & Television Co. Ltd., Class A	502,700	475,068
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	287,800	470,332
	Zhejiang Jianfeng Group Co. Ltd., Class A	24,600	67,671
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	147,829	765,229
*	Zhejiang Jingu Co. Ltd., Class A	346,600	405,201
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	287,760	373,626
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	983,168	745,945
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	123,600	332,774

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Medicine Co. Ltd., Class A	338,800	$812,717
	Zhejiang Meida Industrial Co. Ltd., Class A	223,540	591,367
	Zhejiang Narada Power Source Co. Ltd., Class A	172,700	300,949
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	397,956	250,930
	Zhejiang Runtu Co. Ltd., Class A	306,134	437,389
*	Zhejiang Shibao Co. Ltd., Class H	558,000	139,180
	Zhejiang Southeast Space Frame Co. Ltd., Class A	138,600	222,394
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	84,205	639,226
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	819,420	630,023
	Zhejiang Wanliyang Co. Ltd., Class A	244,570	416,182
	Zhejiang Wanma Co. Ltd., Class A	111,500	132,104
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	222,600	394,749
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	177,073	608,717
	Zhejiang Yankon Group Co. Ltd., Class A	95,500	57,897
	Zhejiang Yasha Decoration Co. Ltd., Class A	389,600	389,680
	Zhejiang Yinlun Machinery Co. Ltd., Class A	50,700	84,024
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,092,400	1,146,634
	Zhenro Properties Group Ltd.	4,494,000	2,134,480
*	Zhong An Group Ltd.	13,063,800	505,832
# * Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	1,277,100	4,398,059
#	Zhongliang Holdings Group Co. Ltd.	464,500	218,332
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	296,300	310,613
	Zhongshan Public Utilities Group Co. Ltd., Class A	485,800	623,420
*	Zhongtian Financial Group Co. Ltd., Class A	1,461,176	572,190
	Zhongyu Energy Holdings Ltd.	1,994,306	2,079,032
# Ω	Zhou Hei Ya International Holdings Co. Ltd.	2,883,500	2,026,248
#	Zhuguang Holdings Group Co. Ltd.	7,108,000	1,535,594
	Zhuhai Bojay Electronics Co. Ltd., Class A	14,178	123,217
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	172,200	236,798
	Zhuzhou CRRC Times Electric Co.	381,300	2,013,908
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	246,921	361,896
	Ziga Innovation PCL	494,200	74,958
*	ZJBC Information Technology Co. Ltd., Class A	201,160	115,079
TOTAL CHINA			1,264,251,746
COLOMBIA — (0.1%)
	Bolsa de Valores de Colombia	63,819	176,692
	Celsia SA ESP	2,106,288	2,340,626
	Cementos Argos SA	1,145,633	1,870,316
*	CEMEX Latam Holdings SA	765,979	620,888
*	Corp. Financiera Colombiana SA	277,026	2,089,031
	Grupo Argos SA	48,640	198,858
	Mineros SA	223,012	211,839
	Promigas SA ESP	10,240	19,091
TOTAL COLOMBIA			7,527,341
GREECE — (0.3%)
*	Aegean Airlines SA	141,875	876,278
	Athens Water Supply & Sewage Co. SA	102,231	887,165
	Autohellas Tourist & Trading SA	62,316	672,968
	Bank of Greece	115,124	2,464,406
*	Ellaktor SA	381,229	537,626
*	Fourlis Holdings SA	151,041	730,185
*	GEK Terna Holding Real Estate Construction SA	257,412	2,672,954
	Hellenic Exchanges - Athens Stock Exchange SA	202,258	890,725
	Holding Co. ADMIE IPTO SA	297,838	841,459
*	Intracom Holdings SA	131,176	255,309
*	LAMDA Development SA	150,639	1,189,816

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Motor Oil Hellas Corinth Refineries SA	8,884	$142,272
	Mytilineos SA	28,145	481,465
	Piraeus Port Authority SA	27,972	544,773
	Quest Holdings SA	7,589	165,970
	Sarantis SA	134,018	1,329,536
	Terna Energy SA	95,330	1,390,398
	Thrace Plastics Holding and Co.	6,826	48,329
	Titan Cement International SA	7,590	118,749
TOTAL GREECE			16,240,383
HONG KONG — (0.2%)
	Anxin-China Holdings Ltd.	16,347,000	0
#	Atlas Corp.	24,834	359,100
# *	Beijing Energy International Holding Co. Ltd.	19,934,000	666,533
	Chen Lin Education Group Holdings Ltd.	190,000	52,449
*	China Bright Culture Group	543,000	41,199
††	China Huiyuan Juice Group Ltd.	4,034,500	181,414
# Ω	China New Higher Education Group Ltd.	1,994,000	689,684
Ω	CIMC Vehicles Group Co. Ltd., Class H	19,000	14,729
*	Dalipal Holdings Ltd.	392,000	159,173
††	Hua Han Health Industry Holdings Ltd.	20,183,698	145,740
	Karce International Holdings	1,336,000	0
	Magnum Uranium Corp.	876,000	0
	My Medicare	6,950,000	38,418
#	Prinx Chengshan Holding Ltd.	149,000	127,631
	Realgold Resources Corp.	300,500	0
*	Sinco Pharmaceuticals Holdings Ltd.	1,268,000	276,238
††	SMI Culture & Travel Group Holdings Ltd.	6,033,814	72,588
	Untrade Youyuan Holdings	2,698,070	0
	Untrade. C Fiber Optic	9,639,999	0
	Wharf Holdings Ltd.	2,236,000	7,641,667
#	Wuling Motors Holdings Ltd.	1,010,000	176,597
TOTAL HONG KONG			10,643,160
HUNGARY — (0.1%)
	Magyar Telekom Telecommunications PLC	1,474,202	1,954,355
# *	Opus Global Nyrt	302,678	193,976
	Richter Gedeon Nyrt	71,886	1,897,321
TOTAL HUNGARY			4,045,652
INDIA — (16.2%)
	63 Moons Technologies Ltd.	4,050	14,409
*	Aarti Drugs Ltd.	110,812	744,370
	Aarti Industries Ltd.	480,830	6,392,133
	Abbott India Ltd.	15,291	3,304,133
	ACC Ltd.	42,618	1,311,380
	Accelya Solutions India Ltd.	3,300	46,802
	Action Construction Equipment Ltd.	33,519	101,402
	Adani Enterprises Ltd.	209,697	4,854,375
*	Adani Green Energy Ltd.	94,029	2,378,377
*	Adani Power Ltd.	1,468,175	2,134,789
	Adani Total Gas Ltd.	50,749	1,258,001
*	Adani Transmission Ltd.	275,811	7,398,021
*	Aditya Birla Capital Ltd.	939,391	1,503,960
	Advanced Enzyme Technologies Ltd.	177,226	752,110
	Aegis Logistics Ltd.	508,694	1,385,494
	Agro Tech Foods Ltd.	54,802	701,381
*	Ahluwalia Contracts India Ltd.	29,779	162,831

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	AIA Engineering Ltd.	179,558	$4,561,795
	Ajanta Pharma Ltd.	102,443	3,098,811
	Akzo Nobel India Ltd.	44,769	1,159,473
	Alembic Ltd.	281,037	376,057
	Alembic Pharmaceuticals Ltd.	204,849	2,095,383
	Alkem Laboratories Ltd.	7,618	362,388
	Alkyl Amines Chemicals	55,580	2,510,130
	Allcargo Logistics Ltd.	227,668	1,008,591
*	Alok Industries Ltd.	2,410,065	1,007,440
	Amara Raja Batteries Ltd.	170,639	1,420,778
*	Amber Enterprises India Ltd.	9,759	477,589
	Amrutanjan Health Care Ltd.	15,462	172,005
* ††	Amtek Auto Ltd.	217,501	1,503
	Anant Raj Ltd.	14,786	16,344
	Andhra Sugars Ltd.	31,565	64,649
	Apar Industries Ltd.	5,147	47,716
	Apcotex Industries Ltd.	13,082	66,231
*	APL Apollo Tubes Ltd.	314,090	3,639,633
	Apollo Tyres Ltd.	1,117,624	3,264,740
*	Arvind Fashions Ltd.	207,643	865,370
*	Arvind Ltd.	531,107	1,041,000
	Asahi India Glass Ltd.	384,007	2,889,618
	Ashiana Housing Ltd.	46,993	107,900
*	Ashoka Buildcon Ltd.	369,747	494,407
	Asian Granito India Ltd.	7,080	11,751
	Astec Lifesciences Ltd.	3,442	77,770
* Ω	Aster DM Healthcare Ltd.	88,159	219,948
	Astra Microwave Products Ltd.	20,026	58,813
	Astral Ltd.	233,424	6,812,725
	AstraZeneca Pharma India Ltd.	17,775	669,696
	Atul Ltd.	57,779	7,399,003
* Ω	AU Small Finance Bank Ltd.	111,929	1,980,058
	Automotive Axles Ltd.	15,690	306,554
	Avanti Feeds Ltd.	176,442	1,422,259
	Bajaj Consumer Care Ltd.	362,855	892,640
*	Bajaj Electricals Ltd.	29,061	468,945
*	Bajaj Hindusthan Sugar Ltd.	1,205,850	274,540
	Bajaj Holdings & Investment Ltd.	52,469	3,643,240
	Balaji Amines Ltd.	49,033	2,153,055
	Balkrishna Industries Ltd.	62,942	1,980,833
	Balmer Lawrie & Co. Ltd.	246,982	423,020
	Balrampur Chini Mills Ltd.	489,227	2,796,659
	Banco Products India Ltd.	14,120	34,622
*	Bank of India	63,351	46,521
*	Bank of Maharashtra	986,206	279,992
	Bannari Amman Sugars Ltd.	12,765	494,656
	BASF India Ltd.	48,587	2,008,623
	Bata India Ltd.	151,365	4,209,856
	Bayer CropScience Ltd.	12,314	860,524
	BEML Ltd.	45,573	1,111,849
*	BF Utilities Ltd.	68,928	364,637
	Bhansali Engineering Polymers Ltd.	235,301	439,719
	Bharat Bijlee Ltd.	791	21,338
	Bharat Dynamics Ltd.	41,939	282,822
	Bharat Electronics Ltd.	1,669,257	4,729,983
	Bharat Forge Ltd.	628,316	6,234,323
*	Bharat Heavy Electricals Ltd.	3,038,830	2,368,605
	Bharat Rasayan Ltd.	2,908	486,373
	Birla Corp. Ltd.	96,625	1,777,707

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Birlasoft Ltd.	504,335	$3,269,363
	Bliss Gvs Pharma Ltd.	133,346	170,605
	Blue Dart Express Ltd.	18,541	1,709,123
	Blue Star Ltd.	75,347	883,813
	Bodal Chemicals Ltd.	82,131	120,460
	Bombay Burmah Trading Co.	9,721	142,093
*	Bombay Dyeing & Manufacturing Co. Ltd.	210,290	310,869
*	Borosil Renewables Ltd.	60,973	531,148
	Brigade Enterprises Ltd.	287,122	1,963,668
	BSE Ltd.	87,163	2,299,491
*	Camlin Fine Sciences Ltd.	46,565	94,845
	Can Fin Homes Ltd.	180,322	1,503,378
*	Canara Bank	204,164	697,441
*	Capacit'e Infraprojects Ltd.	15,657	31,868
	Caplin Point Laboratories Ltd.	84,155	900,513
	Carborundum Universal Ltd.	257,650	3,097,232
	Care Ratings Ltd.	45,911	354,026
	Castrol India Ltd.	554,355	929,173
	CCL Products India Ltd.	305,606	1,948,006
	Ceat Ltd.	89,666	1,321,541
*	Central Bank of India Ltd.	531,432	157,223
	Central Depository Services India Ltd.	209,455	4,264,340
	Century Enka Ltd.	3,299	23,858
	Century Plyboards India Ltd.	218,215	1,749,831
	Century Textiles & Industries Ltd.	137,486	1,606,838
	Cera Sanitaryware Ltd.	18,745	1,222,223
	CESC Ltd.	2,196,962	2,507,401
*	CG Power & Industrial Solutions Ltd.	288,948	685,020
	Chambal Fertilisers & Chemicals Ltd.	574,017	3,357,214
*	Chennai Petroleum Corp. Ltd.	157,831	235,880
††	Chennai Super Kings Cricket Ltd.	1,658,632	9,378
	Cholamandalam Financial Holdings Ltd.	405,468	3,804,608
	Cholamandalam Investment & Finance Co. Ltd.	91,564	784,962
	Cigniti Technologies Ltd.	4,539	30,908
	City Union Bank Ltd.	1,316,807	2,556,211
	Clariant Chemicals India Ltd.	4,362	28,528
Ω	Cochin Shipyard Ltd.	43,308	200,064
	Coforge Ltd.	102,611	6,698,658
	Computer Age Management Services Ltd.	22,550	822,857
	Container Corp. of India Ltd.	290,852	2,532,856
	Coromandel International Ltd.	417,893	4,446,632
	Cosmo Films Ltd.	6,698	154,253
*	CreditAccess Grameen Ltd.	49,311	415,712
	CRISIL Ltd.	61,867	2,318,603
	Crompton Greaves Consumer Electricals Ltd.	1,658,783	9,487,285
*	CSB Bank Ltd.	19,944	67,536
	Cummins India Ltd.	296,857	3,765,067
	Cyient Ltd.	193,442	2,457,979
	Dalmia Bharat Ltd.	153,753	3,672,396
	Dalmia Bharat Sugar & Industries Ltd.	7,503	45,132
	DB Corp. Ltd.	23,065	27,514
*	DCB Bank Ltd.	611,934	706,666
	DCM Shriram Ltd.	141,253	2,154,683
*	DCW Ltd.	48,962	29,262
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	187,415	1,443,637
	Deepak Nitrite Ltd.	174,205	5,249,606
	Delta Corp. Ltd.	446,857	1,673,515
*	DEN Networks Ltd.	85,101	48,136
	Dhampur Sugar Mills Ltd.	121,578	622,356

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Dhani Services Ltd.	982,211	$1,748,069
	Dhanuka Agritech Ltd.	48,377	498,749
Ω	Dilip Buildcon Ltd.	141,880	698,767
*	Dish TV India Ltd.	3,313,643	729,945
*	Dishman Carbogen Amcis Ltd.	240,366	636,975
	Dixon Technologies India Ltd.	85,119	5,078,850
	Dollar Industries Ltd.	10,103	85,254
Ω	Dr Lal PathLabs Ltd.	101,801	4,068,949
*	DRC Systems India Ltd.	2,155	11,304
	Dwarikesh Sugar Industries Ltd.	100,754	128,941
*	Dynamatic Technologies Ltd.	1,336	37,343
	eClerx Services Ltd.	71,752	2,278,785
	Edelweiss Financial Services Ltd.	1,553,368	1,464,933
	EID Parry India Ltd.	274,747	1,801,572
*	EIH Associated Hotels	2,335	12,100
*	EIH Ltd.	598,761	1,135,782
	Electrosteel Castings Ltd.	47,670	25,692
	Elgi Equipments Ltd.	512,972	2,298,517
	Emami Ltd.	371,790	2,476,484
Ω	Endurance Technologies Ltd.	48,653	1,049,562
	Engineers India Ltd.	716,970	671,730
	EPL Ltd.	171,552	435,330
* Ω	Equitas Small Finance Bank Ltd.	106,836	79,619
Ω	Eris Lifesciences Ltd.	85,412	804,901
	ESAB India Ltd.	3,299	144,106
	Escorts Ltd.	236,044	5,874,499
*	Eveready Industries India Ltd.	51,317	187,237
	Everest Kanto Cylinder Ltd.	57,613	187,433
	Excel Industries Ltd.	3,403	40,640
	Exide Industries Ltd.	1,080,287	2,524,640
*	FDC Ltd.	192,223	752,200
	Federal Bank Ltd.	5,370,459	7,305,734
	FIEM Industries Ltd.	5,032	77,436
	Filatex India Ltd.	87,290	135,786
	Fine Organic Industries Ltd.	7,508	389,411
	Finolex Cables Ltd.	283,996	1,904,215
	Finolex Industries Ltd.	955,420	2,165,139
	Firstsource Solutions Ltd.	1,125,153	2,430,066
	Force Motors Ltd.	4,465	72,620
*	Fortis Healthcare Ltd.	1,836,568	6,685,914
*	Future Consumer Ltd.	175,333	17,374
*	Future Lifestyle Fashions Ltd.	116,022	80,938
	Gabriel India Ltd.	234,396	420,916
	Galaxy Surfactants Ltd.	11,987	506,359
	Garden Reach Shipbuilders & Engineers Ltd.	20,482	66,834
	Garware Technical Fibres Ltd.	37,794	1,615,929
	Gateway Rail Freight Ltd.	978,876	919,387
*	Gati Ltd.	89,760	250,932
*	Gayatri Projects Ltd.	54,223	19,666
	GE Power India Ltd.	11,324	36,396
*	GE T&D India Ltd.	196,502	323,167
* Ω	General Insurance Corp. of India	11,497	22,064
	Genus Power Infrastructures Ltd.	82,062	75,981
	Geojit Financial Services Ltd.	27,742	29,591
	GHCL Ltd.	175,153	1,027,751
	GIC Housing Finance Ltd.	5,031	10,771
	Gillette India Ltd.	16,599	1,175,721
	GlaxoSmithKline Pharmaceuticals Ltd.	26,896	568,634
	Glenmark Pharmaceuticals Ltd.	533,942	3,488,378

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	GMM Pfaudler Ltd.	2,654	$178,156
*	GMR Infrastructure Ltd.	1,631,601	933,165
	Godawari Power & Ispat Ltd.	17,086	69,316
	Godfrey Phillips India Ltd.	49,582	744,087
Ω	Godrej Agrovet Ltd.	24,278	174,629
*	Godrej Industries Ltd.	207,245	1,704,559
	Goodyear India Ltd.	3,137	40,160
	Granules India Ltd.	511,431	2,091,046
	Graphite India Ltd.	52,686	345,318
	Gravita India Ltd.	3,285	14,982
	Great Eastern Shipping Co. Ltd.	307,104	1,304,975
	Greaves Cotton Ltd.	339,261	951,655
	Greenlam Industries Ltd.	2,878	71,627
*	Greenpanel Industries Ltd.	45,419	320,134
	Greenply Industries Ltd.	91,940	257,011
	Grindwell Norton Ltd.	105,759	2,690,334
*	GTL Infrastructure Ltd.	763,233	21,459
	Gujarat Alkalies & Chemicals Ltd.	126,178	1,171,572
	Gujarat Ambuja Exports Ltd.	252,205	732,960
*	Gujarat Fluorochemicals Ltd.	144,174	5,422,227
	Gujarat Gas Ltd.	114,853	1,042,166
	Gujarat Industries Power Co. Ltd.	151,680	177,893
	Gujarat Mineral Development Corp. Ltd.	133,455	205,042
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	218,381	1,380,934
	Gujarat Pipavav Port Ltd.	1,019,978	1,344,559
	Gujarat State Fertilizers & Chemicals Ltd.	454,863	791,679
	Gujarat State Petronet Ltd.	776,471	3,148,938
	Gulf Oil Lubricants India Ltd.	56,553	345,384
*	Hathway Cable & Datacom Ltd.	404,735	119,562
	Hatsun Agro Product Ltd.	102,974	1,422,780
	HBL Power Systems Ltd.	128,670	121,614
*	HealthCare Global Enterprises Ltd.	14,324	47,899
	HEG Ltd.	14,568	298,721
	HeidelbergCement India Ltd.	248,734	753,769
*	Hemisphere Properties India Ltd.	57,720	107,153
	Heritage Foods Ltd.	51,381	263,807
	Hester Biosciences Ltd.	11,114	374,499
	HFCL Ltd.	2,327,451	2,495,833
	HG Infra Engineering Ltd.	11,641	89,002
	Hikal Ltd.	224,365	1,278,038
	HIL Ltd.	14,909	858,251
	Himadri Speciality Chemical Ltd.	539,750	411,507
	Himatsingka Seide Ltd.	66,016	206,014
	Hinduja Global Solutions Ltd.	39,422	1,358,906
	Hindustan Aeronautics Ltd.	8,128	158,281
*	Hindustan Construction Co. Ltd.	1,665,200	335,925
	Hindustan Copper Ltd.	281,976	475,211
*	Hindustan Oil Exploration Co. Ltd.	233,218	690,284
	Hindustan Petroleum Corp. Ltd.	64,482	273,285
	Hle Glascoat Ltd.	2,317	203,436
	Honda India Power Products Ltd.	12,211	234,022
	Honeywell Automation India Ltd.	3,660	2,084,315
	HSIL Ltd.	7,174	29,746
	Huhtamaki India Ltd.	86,236	235,845
	I G Petrochemicals Ltd.	9,537	95,886
Ω	ICICI Securities Ltd.	136,551	1,326,168
	ICRA Ltd.	3,932	193,452
*	IDFC First Bank Ltd.	6,440,948	4,084,819
*	IDFC Ltd.	4,182,460	3,660,993

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	IFB Industries Ltd.	33,130	$464,027
*	IFCI Ltd.	2,265,160	462,347
	Igarashi Motors India Ltd.	2,487	15,015
	IIFL Finance Ltd.	615,728	2,633,041
	IIFL Securities Ltd.	24,242	32,242
	IIFL Wealth Management Ltd.	174,437	3,761,571
	India Cements Ltd.	488,174	1,467,722
	India Glycols Ltd.	52,227	626,966
	India Nippon Electricals Ltd.	1,455	10,224
	Indiabulls Housing Finance Ltd.	947,333	2,713,269
*	Indiabulls Real Estate Ltd.	762,900	1,489,071
Ω	IndiaMart InterMesh Ltd.	8,434	569,576
	Indian Bank	249,104	527,059
Ω	Indian Energy Exchange Ltd.	416,967	1,329,304
	Indian Hotels Co. Ltd.	2,770,497	8,091,362
	Indian Hume Pipe Co. Ltd.	35,244	102,823
	Indo Count Industries Ltd.	160,809	528,885
	Indoco Remedies Ltd.	116,505	610,854
	Indraprastha Gas Ltd.	87,065	460,958
	INEOS Styrolution India Ltd.	15,206	261,575
	Infibeam Avenues Ltd.	1,367,654	814,016
	Ingersoll Rand India Ltd.	7,456	138,156
*	Inox Leisure Ltd.	130,076	730,758
*	Inox Wind Ltd.	61,396	103,922
*	Insecticides India Ltd.	1,622	15,631
*	Intellect Design Arena Ltd.	257,424	2,673,624
	IOL Chemicals & Pharmaceuticals Ltd.	18,557	110,122
	Ipca Laboratories Ltd.	431,692	6,009,652
*	IRB Infrastructure Developers Ltd.	524,257	1,802,298
Ω	IRCON International Ltd.	322,776	197,959
	ITD Cementation India Ltd.	280,853	284,363
*	ITI Ltd.	99,662	155,295
	J Kumar Infraprojects Ltd.	45,943	104,026
*	Jagran Prakashan Ltd.	317,419	292,738
	Jai Corp. Ltd.	117,016	207,297
*	Jaiprakash Associates Ltd.	796,280	110,777
*	Jaiprakash Power Ventures Ltd.	13,014,526	1,601,771
*	Jammu & Kashmir Bank Ltd.	309,852	173,363
	Jamna Auto Industries Ltd.	596,709	866,129
	JB Chemicals & Pharmaceuticals Ltd.	145,452	3,405,414
	JBM Auto Ltd.	8,616	177,433
	Jindal Poly Films Ltd.	75,162	1,063,527
	Jindal Saw Ltd.	598,771	815,292
*	Jindal Stainless Hisar Ltd.	352,858	1,924,275
*	Jindal Stainless Ltd.	637,551	1,751,737
	JK Cement Ltd.	134,381	5,964,848
	JK Lakshmi Cement Ltd.	171,089	1,296,412
	JK Paper Ltd.	300,392	887,650
	JK Tyre & Industries Ltd.	377,147	686,448
	JM Financial Ltd.	1,500,361	1,493,347
	JMC Projects India Ltd.	170,972	230,524
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	32,498	810,906
	JSW Energy Ltd.	1,245,251	5,107,653
	JTEKT India Ltd.	150,187	182,210
	Jubilant Ingrevia Ltd.	471,668	3,675,694
	Jubilant Pharmova Ltd.	284,449	1,987,670
*	Just Dial Ltd.	29,348	358,645
	Jyothy Labs Ltd.	475,110	901,666
	Kajaria Ceramics Ltd.	308,338	5,562,300

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Kalpataru Power Transmission Ltd.	229,449	$1,233,115
	Kalyani Steels Ltd.	73,704	312,399
	Kansai Nerolac Paints Ltd.	99,858	763,761
	Karnataka Bank Ltd.	666,808	576,745
	Karur Vysya Bank Ltd.	1,452,983	988,662
	Kaveri Seed Co. Ltd.	83,707	621,450
	KCP Ltd.	18,918	34,467
	KEC International Ltd.	358,491	2,419,769
	KEI Industries Ltd.	210,092	3,044,394
	Kennametal India Ltd.	4,425	112,855
*	Kesoram Industries Ltd.	74,404	64,975
*	Kiri Industries Ltd.	64,078	428,693
	Kirloskar Brothers Ltd.	2,048	9,794
	Kirloskar Ferrous Industries Ltd.	23,077	66,271
	Kirloskar Oil Engines Ltd.	213,465	492,678
	Kitex Garments Ltd.	6,724	23,311
	KNR Constructions Ltd.	362,592	1,555,066
*	Kolte-Patil Developers Ltd.	27,628	118,593
	KPIT Technologies Ltd.	697,657	6,123,243
	KPR Mill Ltd.	435,334	3,931,324
	KRBL Ltd.	191,422	599,890
	KSB Ltd.	45,124	752,963
*	L&T Finance Holdings Ltd.	2,631,693	2,656,641
Ω	L&T Technology Services Ltd.	24,414	1,549,184
	LA Opala RG Ltd.	131,747	692,591
	Lakshmi Machine Works Ltd.	12,187	1,788,206
Ω	Laurus Labs Ltd.	837,166	5,679,467
* Ω	Lemon Tree Hotels Ltd.	810,984	573,218
	LG Balakrishnan & Bros Ltd.	46,615	429,342
	LIC Housing Finance Ltd.	965,081	5,024,141
	Linde India Ltd.	81,153	2,977,883
	LT Foods Ltd.	536,552	514,087
	Lumax Auto Technologies Ltd.	29,841	77,708
	Lumax Industries Ltd.	1,862	27,536
	LUX Industries Ltd.	27,941	1,016,388
	Mahanagar Gas Ltd.	195,326	2,148,335
	Maharashtra Scooters Ltd.	2,374	116,517
	Maharashtra Seamless Ltd.	98,993	717,247
	Mahindra & Mahindra Financial Services Ltd.	1,801,604	3,945,999
*	Mahindra CIE Automotive Ltd.	434,548	1,251,643
*	Mahindra Holidays & Resorts India Ltd.	241,792	692,654
*	Mahindra Lifespace Developers Ltd.	299,080	1,005,927
Ω	Mahindra Logistics Ltd.	31,768	251,735
	Maithan Alloys Ltd.	6,596	86,968
	Man Infraconstruction Ltd.	146,388	230,183
	Manappuram Finance Ltd.	1,034,392	2,202,768
	Mangalam Cement Ltd.	4,557	24,469
*	Mangalore Refinery & Petrochemicals Ltd.	640,392	394,829
	Marksans Pharma Ltd.	675,884	512,428
Ω	MAS Financial Services Ltd.	27,346	180,074
	Mastek Ltd.	41,589	1,525,583
*	Max Financial Services Ltd.	202,845	2,579,948
*	Max Healthcare Institute Ltd.	794,712	3,939,334
	Mayur Uniquoters Ltd.	66,332	448,511
	Mazagon Dock Shipbuilders Ltd.	8,679	31,811
*	Meghmani Finechem Ltd.	47,103	554,163
	Meghmani Organics Ltd.	501,099	738,902
Ω	Metropolis Healthcare Ltd.	49,264	1,669,269
	Minda Corp. Ltd.	102,001	274,139

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Minda Industries Ltd.	237,168	$3,577,689
	Mindtree Ltd.	12,303	672,117
	Mirc Electronics Ltd.	24,460	9,542
*	Mirza International Ltd.	13,003	25,739
Ω	Mishra Dhatu Nigam Ltd.	38,711	96,488
	MM Forgings Ltd.	1,242	11,126
	MOIL Ltd.	242,046	560,266
	Monte Carlo Fashions Ltd.	13,418	111,160
*	Morepen Laboratories Ltd.	893,603	619,087
	Motilal Oswal Financial Services Ltd.	135,977	1,617,925
	Mphasis Ltd.	249,485	10,461,821
	MRF Ltd.	2,047	1,982,767
	MSTC Ltd.	34,308	164,741
	Multi Commodity Exchange of India Ltd.	57,681	1,194,446
	Nahar Spinning Mills Ltd.	5,422	44,336
*	Narayana Hrudayalaya Ltd.	43,234	377,536
	Natco Pharma Ltd.	366,566	4,486,747
	National Aluminium Co. Ltd.	2,223,972	3,289,278
	Nava Bharat Ventures Ltd.	237,619	425,460
	Navin Fluorine International Ltd.	67,419	3,571,100
	Navneet Education Ltd.	330,834	434,329
	NBCC India Ltd.	2,271,265	1,439,989
	NCC Ltd.	1,000,407	1,012,894
	NCL Industries Ltd.	7,244	20,266
	NELCO Ltd.	13,379	140,314
	Neogen Chemicals Ltd.	9,209	206,017
	NESCO Ltd.	80,761	628,295
*	Network18 Media & Investments Ltd.	291,457	322,633
	Neuland Laboratories Ltd.	1,339	26,510
	Newgen Software Technologies Ltd.	17,273	133,054
	NHPC Ltd.	1,936,277	780,918
	NIIT Ltd.	316,922	1,841,363
	Nilkamal Ltd.	20,926	679,449
	NLC India Ltd.	685,573	619,243
	NOCIL Ltd.	318,127	996,660
	NRB Bearings Ltd.	160,550	355,485
	Nucleus Software Exports Ltd.	28,161	224,386
*	Oberoi Realty Ltd.	302,921	3,731,428
	Oil India Ltd.	931,898	3,021,997
*	Olectra Greentech Ltd.	10,905	124,294
*	Omaxe Ltd.	162,081	197,894
	OnMobile Global Ltd.	31,589	62,836
	Oracle Financial Services Software Ltd.	11,744	555,284
	Orient Cement Ltd.	376,080	855,097
	Orient Electric Ltd.	314,175	1,405,785
	Orient Paper & Industries Ltd.	62,346	26,373
	Oriental Aromatics Ltd.	1,780	16,743
	Oriental Carbon & Chemicals Ltd.	13,160	171,433
	Page Industries Ltd.	3,798	2,169,590
	Paisalo Digital Ltd.	17,770	166,831
	Panama Petrochem Ltd.	17,002	68,093
Ω	Parag Milk Foods Ltd.	100,063	148,539
*	Patel Engineering Ltd.	29,889	12,144
*	PC Jeweller Ltd.	202,302	72,005
	PCBL Ltd.	277,657	891,604
	Persistent Systems Ltd.	231,009	13,756,635
	Petronet LNG Ltd.	84,692	243,870
	Pfizer Ltd.	35,677	2,173,909
	Phoenix Mills Ltd.	335,398	4,492,585

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	PI Industries Ltd.	34,277	$1,127,946
* Ω	PNB Housing Finance Ltd.	238,767	1,401,752
	PNC Infratech Ltd.	162,111	648,274
	Poly Medicure Ltd.	72,531	884,570
	Polyplex Corp. Ltd.	57,415	1,427,023
*	Poonawalla Fincorp Ltd.	89,340	343,255
	Power Finance Corp. Ltd.	503,564	825,381
*	Power Mech Projects Ltd.	872	11,228
	Praj Industries Ltd.	340,866	1,945,268
*	Prakash Industries Ltd.	20,265	16,604
Ω	Prataap Snacks Ltd.	2,224	24,563
	Precision Camshafts Ltd.	5,523	12,308
	Prestige Estates Projects Ltd.	552,091	3,639,137
*	Pricol Ltd.	131,786	223,501
	Prince Pipes & Fittings Ltd.	62,893	575,445
*	Prism Johnson Ltd.	474,334	895,777
	Privi Speciality Chemicals Ltd.	3,698	100,502
	Procter & Gamble Health Ltd.	29,783	2,020,153
	PSP Projects Ltd.	16,054	133,020
*	PTC India Financial Services Ltd.	839,507	215,227
	PTC India Ltd.	672,519	863,981
*	PVR Ltd.	155,835	3,352,684
Ω	Quess Corp. Ltd.	102,328	992,002
Ω	Quick Heal Technologies Ltd.	5,285	14,836
	Radico Khaitan Ltd.	287,537	4,159,234
	Rain Industries Ltd.	453,064	1,315,789
	Rajesh Exports Ltd.	231,453	2,611,314
	Rallis India Ltd.	292,613	1,022,289
	Ramco Cements Ltd.	304,449	3,546,547
	Ramco Industries Ltd.	125,986	416,536
	Ramkrishna Forgings Ltd.	15,448	200,064
	Ramky Infrastructure Ltd.	19,107	59,243
*	Rane Holdings Ltd.	6,196	50,477
	Rashtriya Chemicals & Fertilizers Ltd.	598,796	645,931
	Ratnamani Metals & Tubes Ltd.	61,712	1,576,295
*	RattanIndia Power Ltd.	136,033	12,992
*	Raymond Ltd.	135,226	1,382,420
* Ω	RBL Bank Ltd.	1,178,715	2,381,727
	REC Ltd.	2,621,267	4,900,906
	Redington India Ltd.	2,293,074	5,023,333
	Relaxo Footwears Ltd.	150,628	2,490,970
	Reliance Industrial Infrastructure Ltd.	23,244	277,257
*	Reliance Infrastructure Ltd.	37,826	51,785
*	Reliance Power Ltd.	6,071,134	1,228,120
	Repco Home Finance Ltd.	52,378	186,217
	Rhi Magnesita India Ltd.	33,019	194,624
	Rico Auto Industries Ltd.	75,605	44,427
	RITES Ltd.	34,791	128,674
*	RPSG Ventures Ltd.	6,828	63,358
*	RSWM Ltd.	13,988	90,697
	Rupa & Co. Ltd.	6,814	46,479
	Sagar Cements Ltd.	17,813	57,358
	Sangam India Ltd.	3,369	16,840
*	Sanghi Industries Ltd.	13,652	10,829
	Sanofi India Ltd.	30,720	3,123,531
	Sarda Energy & Minerals Ltd.	6,483	72,135
	Saregama India Ltd.	4,245	268,147
	Sasken Technologies Ltd.	14,843	204,728
	Savita Oil Technologies Ltd.	3,628	57,962

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Schaeffler India Ltd.	32,060	$3,863,493
*	Schneider Electric Infrastructure Ltd.	78,567	110,100
	SEAMEC Ltd.	886	12,824
	Sequent Scientific Ltd.	244,159	535,119
Ω	SH Kelkar & Co. Ltd.	11,390	24,648
	Shakti Pumps India Ltd.	1,329	10,853
	Sharda Cropchem Ltd.	84,617	660,412
*	Sheela Foam Ltd.	2,200	96,321
	Shilpa Medicare Ltd.	123,440	841,919
	Shipping Corp. of India Ltd.	536,426	888,212
*	Shoppers Stop Ltd.	107,780	515,176
*	Shree Renuka Sugars Ltd.	1,446,981	639,506
	Shriram City Union Finance Ltd.	64,781	1,549,210
	Shriram Transport Finance Co. Ltd.	385,851	6,427,519
*	Sintex Plastics Technology Ltd.	66,927	8,322
*	SIS Ltd.	35,252	237,869
	Siyaram Silk Mills Ltd.	10,826	71,321
	SKF India Ltd.	80,381	3,928,601
	Sobha Ltd.	141,482	1,643,601
	Solar Industries India Ltd.	107,818	3,381,528
	Solara Active Pharma Sciences Ltd.	13,202	166,739
	Somany Ceramics Ltd.	10,000	118,795
	Somany Home Innovation Ltd.	137,291	702,299
	Sonata Software Ltd.	202,648	2,223,967
*	South Indian Bank Ltd.	3,518,032	427,512
	SP Apparels Ltd.	1,629	10,558
	SRF Ltd.	64,575	2,085,418
	Srikalahasthi Pipes Ltd.	80,058	251,608
*	Star Cement Ltd.	31,505	40,493
*	Sterling & Wilson Renewable	46,227	246,308
	Sterlite Technologies Ltd.	525,634	1,445,808
	Strides Pharma Science Ltd.	224,506	1,195,349
	Subex Ltd.	306,665	196,220
	Subros Ltd.	89,803	443,985
	Sudarshan Chemical Industries	102,209	788,182
	Sumitomo Chemical India Ltd.	124,491	656,082
	Sun TV Network Ltd.	271,329	1,821,331
	Sundaram Finance Holdings Ltd.	80,225	89,155
	Sundaram Finance Ltd.	88,088	2,667,549
	Sundaram-Clayton Ltd.	7,888	401,030
	Sundram Fasteners Ltd.	326,113	3,737,805
	Sunteck Realty Ltd.	194,027	1,332,403
	Suprajit Engineering Ltd.	225,866	1,234,176
	Supreme Industries Ltd.	215,398	6,052,677
	Supreme Petrochem Ltd.	148,926	1,404,233
	Surya Roshni Ltd.	1,913	12,236
	Sutlej Textiles & Industries Ltd.	140,007	183,095
	Suven Pharmaceuticals Ltd.	745,227	5,365,843
*	Suzlon Energy Ltd.	10,319,086	1,672,965
	Swan Energy Ltd.	76,621	172,866
	Swaraj Engines Ltd.	20,114	382,688
	Symphony Ltd.	59,505	803,299
* Ω	Syngene International Ltd.	425,595	3,263,862
	Tanla Platforms Ltd.	74,596	1,761,271
*	TARC Ltd.	106,825	69,648
	Tasty Bite Eatables Ltd.	673	114,979
	Tata Chemicals Ltd.	390,802	4,934,463
	Tata Coffee Ltd.	50,429	147,775
	Tata Consumer Products Ltd.	34,565	338,294

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tata Elxsi Ltd.	97,195	$9,958,057
	Tata Metaliks Ltd.	56,536	635,778
	Tata Power Co. Ltd.	4,179,112	13,917,556
	Tata Steel Long Products Ltd.	42,903	434,692
	Tata Steel Ltd.	12,377	182,416
	TCI Express Ltd.	60,624	1,595,040
	TD Power Systems Ltd.	7,212	41,684
	Techno Electric & Engineering Co. Ltd.	203,843	682,838
	Thermax Ltd.	148,156	4,106,870
	Thirumalai Chemicals Ltd.	59,250	210,804
*	Thomas Cook India Ltd.	127,834	115,052
Ω	Thyrocare Technologies Ltd.	75,263	980,232
	Tide Water Oil Co. India Ltd.	28,167	537,315
*	Tilaknagar Industries Ltd.	37,208	39,695
	Time Technoplast Ltd.	390,193	444,782
	Timken India Ltd.	86,065	2,233,186
	Tinplate Co. of India Ltd.	109,549	546,116
*	Titagarh Wagons Ltd.	21,321	32,320
	Torrent Power Ltd.	586,577	4,294,509
	Tourism Finance Corp. of India Ltd.	15,986	15,629
	Transport Corp. of India Ltd.	99,134	935,414
	Trident Ltd.	4,861,665	4,037,166
	Triveni Engineering & Industries Ltd.	330,865	1,188,294
	Triveni Turbine Ltd.	402,479	1,098,584
	TTK Prestige Ltd.	152,430	1,970,554
	Tube Investments of India Ltd.	434,814	9,917,674
	TV Today Network Ltd.	92,830	493,333
*	TV18 Broadcast Ltd.	1,793,511	1,426,207
	TVS Motor Co. Ltd.	359,838	2,948,301
	TVS Srichakra Ltd.	13,220	357,758
*	UCO Bank	381,869	70,500
	Uflex Ltd.	125,820	861,580
	Ugro Capital Ltd.	9,379	28,198
	Unichem Laboratories Ltd.	127,878	461,645
*	Union Bank of India Ltd.	1,978,622	1,268,026
*	Usha Martin Ltd.	119,763	138,782
*	VA Tech Wabag Ltd.	90,462	384,333
	Vaibhav Global Ltd.	257,258	1,595,812
	Vakrangee Ltd.	1,058,449	561,143
* Ω	Valiant Organics Ltd.	2,782	41,720
	Vardhman Textiles Ltd.	97,653	3,174,471
* Ω	Varroc Engineering Ltd.	52,452	283,270
	Varun Beverages Ltd.	196,288	2,392,016
	Venky's India Ltd.	20,859	721,814
	Vesuvius India Ltd.	10,983	160,591
	V-Guard Industries Ltd.	585,042	1,697,955
	Vimta Labs Ltd.	8,423	43,172
	Vinati Organics Ltd.	96,666	2,561,717
	Vindhya Telelinks Ltd.	15,562	255,608
	Visaka Industries Ltd.	2,749	23,084
*	V-Mart Retail Ltd.	15,892	806,403
*	Vodafone Idea Ltd.	26,426,231	3,838,364
	Voltamp Transformers Ltd.	2,560	71,948
	VRL Logistics Ltd.	110,160	658,775
	VST Industries Ltd.	19,744	843,045
	VST Tillers Tractors Ltd.	13,719	568,571
	Welspun Corp. Ltd.	436,397	1,090,702
	Welspun Enterprises Ltd.	260,364	350,714
	Welspun India Ltd.	1,577,394	3,018,541

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	West Coast Paper Mills Ltd.	119,976	$389,901
*	Westlife Development Ltd.	20,875	140,324
	Wheels India Ltd.	5,449	52,304
	Whirlpool of India Ltd.	42,418	1,056,325
*	Wockhardt Ltd.	137,826	728,953
*	Yes Bank Ltd.	237,637	42,596
	Zee Entertainment Enterprises Ltd.	2,031,434	7,942,773
*	Zee Media Corp. Ltd.	149,743	30,197
	Zensar Technologies Ltd.	343,925	1,938,243
	Zydus Wellness Ltd.	14,573	343,048
TOTAL INDIA			809,839,712
INDONESIA — (1.7%)
	Ace Hardware Indonesia Tbk PT	19,988,600	1,721,301
*	Adhi Karya Persero Tbk PT	6,525,788	378,224
*	Adi Sarana Armada Tbk PT	3,650,600	702,875
*	Agung Semesta Sejahtera Tbk PT	34,642,700	120,325
	AKR Corporindo Tbk PT	28,688,900	1,462,291
*	Alam Sutera Realty Tbk PT	39,675,000	406,677
* ††	Armidian Karyatama Tbk PT	844,800	551
	Arwana Citramulia Tbk PT	18,420,300	1,088,859
	Ashmore Asset Management Indonesia Tbk PT	88,400	10,763
	Astra Agro Lestari Tbk PT	1,727,000	1,191,600
	Astra Otoparts Tbk PT	2,832,700	203,027
*	Asuransi Maximus Graha Persada Tbk PT	8,900,400	150,360
* ††	Bakrie Telecom Tbk PT	49,756,298	32,434
	Bank BTPN Syariah Tbk PT	4,041,900	983,614
*	Bank Bukopin Tbk PT	74,867,882	1,454,913
*	Bank Capital Indonesia Tbk PT	9,878,800	147,621
*	Bank Ina Perdana PT	6,723,800	1,818,988
*	Bank Mayapada International Tbk PT	934,600	32,472
	Bank Maybank Indonesia Tbk PT	12,666,200	269,701
*	Bank Nationalnobu Tbk PT	1,174,200	48,853
*	Bank Pan Indonesia Tbk PT	16,015,400	831,234
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,113,200	837,031
	Bank Pembangunan Daerah Jawa Timur Tbk PT	11,458,400	595,072
*	Bank Tabungan Negara Persero Tbk PT	13,844,349	1,637,173
*	Bekasi Fajar Industrial Estate Tbk PT	18,707,300	137,005
	BFI Finance Indonesia Tbk PT	20,715,700	1,886,554
*	Bintang Oto Global Tbk PT	7,099,600	686,863
	BISI International Tbk PT	8,589,500	583,423
	Blue Bird Tbk PT	458,200	45,646
*	Buana Lintas Lautan Tbk PT	14,229,900	144,526
	Bukit Asam Tbk PT	7,524,100	1,498,320
*	Bumi Serpong Damai Tbk PT	12,327,600	782,280
*	Bumi Teknokultura Unggul Tbk PT	65,924,600	206,272
	Buyung Poetra Sembada PT	5,653,200	61,430
*	Capital Financial Indonesia Tbk PT	4,408,200	167,392
	Catur Sentosa Adiprana Tbk PT	2,986,100	104,971
Ω	Cikarang Listrindo Tbk PT	2,382,600	103,689
	Ciputra Development Tbk PT	32,864,320	2,008,367
*	Citra Marga Nusaphala Persada Tbk PT	13,896,403	1,640,702
*	City Retail Developments Tbk PT	12,056,400	125,987
*	Delta Dunia Makmur Tbk PT	18,139,100	318,717
	Dharma Satya Nusantara Tbk PT	5,269,600	220,126
*	Eagle High Plantations Tbk PT	10,182,800	51,559
	Elnusa Tbk PT	12,613,500	243,107
	Erajaya Swasembada Tbk PT	30,169,900	1,161,876
*	FKS Food Sejahtera Tbk PT	14,798,900	180,080

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Gajah Tunggal Tbk PT	4,349,900	$187,776
	Garudafood Putra Putri Jaya Tbk PT	3,557,300	123,729
*	Hanson International Tbk PT	483,480,300	0
	Harum Energy Tbk PT	1,128,300	838,470
	Hexindo Adiperkasa Tbk PT	508,500	168,590
	Impack Pratama Industri Tbk PT	615,200	116,001
*	Indika Energy Tbk PT	6,309,600	919,485
	Indo Tambangraya Megah Tbk PT	1,285,000	1,936,606
	Indomobil Sukses Internasional Tbk PT	330,300	16,965
	Indosat Tbk PT	3,786,600	1,512,628
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	21,527,846	1,394,512
	Inovisi Infracom Tbk PT	1,806,467	0
	Integra Indocabinet Tbk PT	2,097,900	114,000
* ††	Inti Agri Resources Tbk PT	92,782,800	60,481
*	Intiland Development Tbk PT	37,684,832	385,744
	Japfa Comfeed Indonesia Tbk PT	14,734,500	1,714,089
*	Jasa Marga Persero Tbk PT	4,968,900	1,139,556
	Jaya Real Property Tbk PT	10,463,000	360,859
*	Kapuas Prima Coal Tbk PT	37,878,000	237,386
*	Kawasan Industri Jababeka Tbk PT	108,474,057	1,209,772
*	KMI Wire & Cable Tbk PT	5,778,100	110,233
*	Krakatau Steel Persero Tbk PT	14,479,902	360,012
*	Kresna Graha Investama Tbk PT	49,789,500	269,212
	Link Net Tbk PT	3,463,000	1,064,605
	Lippo Cikarang Tbk PT	1,431,475	126,864
*	Lippo Karawaci Tbk PT	159,455,240	1,466,210
*	M Cash Integrasi PT	147,900	114,275
*	Mahkota Group Tbk PT	374,000	22,505
*	Malindo Feedmill Tbk PT	3,423,300	156,383
*	Map Aktif Adiperkasa PT	562,600	93,255
	Matahari Department Store Tbk PT	1,264,900	334,373
*	Matahari Putra Prima Tbk PT	3,748,100	59,652
*	Medco Energi Internasional Tbk PT	25,058,707	975,179
	Media Nusantara Citra Tbk PT	17,933,800	1,064,391
	Medikaloka Hermina Tbk PT	2,908,200	221,709
*	Mega Manunggal Property Tbk PT	6,471,700	210,332
*	Metro Healthcare Indonesia Tbk PT	11,631,800	429,143
	Metrodata Electronics Tbk PT	17,730,900	832,993
	Metropolitan Kentjana Tbk PT	7,900	13,691
*	Mitra Adiperkasa Tbk PT	30,031,300	1,635,782
	Mitra Keluarga Karyasehat Tbk PT	746,000	131,072
	Mitra Pinasthika Mustika Tbk PT	4,165,900	288,585
*	MNC Land Tbk PT	29,086,600	184,146
	MNC Studios International Tbk PT	47,900	10,985
*	MNC Vision Networks Tbk PT	13,071,100	122,558
*	Multipolar Tbk PT	9,307,800	136,789
*	NFC Indonesia Tbk PT	94,100	51,514
	Nippon Indosari Corpindo Tbk PT	13,183,989	1,234,087
	Pabrik Kertas Tjiwi Kimia Tbk PT	3,049,800	1,496,381
*	Pacific Strategic Financial Tbk PT	22,281,400	1,634,753
*	Pakuwon Jati Tbk PT	32,672,800	982,095
*	Panin Financial Tbk PT	60,955,200	732,892
*	Paninvest Tbk PT	5,369,000	261,690
*	Pelayaran Tamarin Samudra Tbk PT	19,571,300	68,041
*	Perusahaan Gas Negara Tbk PT	29,534,500	2,858,658
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	11,154,100	980,854
*	Pollux Properti Indonesia Tbk PT	1,439,200	86,248
* ††	Pool Advista Indonesia Tbk PT	10,473,500	6,827
*	PP Persero Tbk PT	11,532,914	753,539

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Puradelta Lestari Tbk PT	36,203,200	$471,058
*	Ramayana Lestari Sentosa Tbk PT	9,296,200	418,087
* ††	Rimo International Lestari Tbk PT	211,251,900	137,706
	Salim Ivomas Pratama Tbk PT	14,629,800	464,712
	Samindo Resources Tbk PT	106,600	13,234
*	Sampoerna Agro Tbk PT	3,879,900	540,870
	Samudera Indonesia Tbk PT	818,000	52,944
	Sariguna Primatirta Tbk PT	5,523,300	162,798
	Sawit Sumbermas Sarana Tbk PT	13,823,400	968,774
	Sekawan Intipratama Tbk PT	9,367,900	0
	Selamat Sempurna Tbk PT	13,150,400	1,208,793
*	Semen Baturaja Persero Tbk PT	6,838,100	262,293
	Siloam International Hospitals Tbk PT	1,432,650	824,575
	Sinar Mas Agro Resources & Technology Tbk PT	1,037,460	327,943
* ††	Sri Rejeki Isman Tbk PT	35,353,931	134,587
	Steel Pipe Industry of Indonesia PT	2,240,900	56,494
* ††	Sugih Energy Tbk PT	100,457,800	65,484
*	Summarecon Agung Tbk PT	35,244,446	1,675,821
	Surabaya Agung Industri Pulp & Kertas	64,500	0
*	Surya Citra Media Tbk PT	62,016,700	1,264,235
*	Surya Esa Perkasa Tbk PT	16,908,600	701,672
	Surya Pertiwi Tbk PT	1,435,000	62,950
*	Surya Semesta Internusa Tbk PT	17,291,000	487,204
	Suryainti Permata Tbk PT	7,252,000	0
	Tempo Scan Pacific Tbk PT	1,861,700	194,249
*	Timah Tbk PT	9,059,414	876,303
* ††	Trada Alam Minera Tbk PT	180,020,800	117,348
*	Transcoal Pacific Tbk PT	23,800	17,042
	Trias Sentosa Tbk PT	32,818,400	1,259,145
	Tunas Baru Lampung Tbk PT	11,437,500	622,450
	Tunas Ridean Tbk PT	6,459,700	570,584
	Ultrajaya Milk Industry & Trading Co. Tbk PT	15,164,100	1,688,012
	Unggul Indah Cahaya Tbk PT	48,239	42,095
*	Waskita Beton Precast Tbk PT	28,238,300	186,527
*	Waskita Karya Persero Tbk PT	41,198,966	1,683,828
	Wijaya Karya Bangunan Gedung Tbk PT	8,674,400	104,504
	Wijaya Karya Beton Tbk PT	11,080,900	173,022
*	Wijaya Karya Persero Tbk PT	11,565,207	839,009
	XL Axiata Tbk PT	6,798,100	1,578,322
TOTAL INDONESIA			82,758,687
MALAYSIA — (1.5%)
#	7-Eleven Malaysia Holdings Bhd, Class B	2,072,285	770,541
	Able Global Bhd	232,200	88,029
#	Aeon Co. M Bhd	1,014,100	340,807
	AEON Credit Service M Bhd	330,400	1,158,819
#	AFFIN Bank Bhd	1,601,191	683,293
	Ajinomoto Malaysia Bhd	67,800	239,519
	Alliance Bank Malaysia Bhd	3,393,900	2,686,973
	Allianz Malaysia Bhd	141,100	426,140
	AME Elite Consortium Bhd	83,800	37,704
*	Ancom BHD	34,100	27,481
#	Ann Joo Resources Bhd	460,650	217,213
	Astro Malaysia Holdings Bhd	1,510,000	346,676
	ATA IMS Bhd	16,800	1,884
# *	Berjaya Assets Bhd	1,888,400	129,184
*	Berjaya Corp. Bhd	6,779,128	391,395
# *	Berjaya Land Bhd	3,276,600	172,463
#	Berjaya Sports Toto Bhd	3,097,929	1,408,372

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
*	Bermaz Auto Bhd	256,400	$100,954
	Beshom Holdings Bhd	642,197	278,195
	BIMB Holdings Bhd	2,400	1,807
	Bintulu Port Holdings Bhd	25,900	30,860
# *	Boustead Holdings Bhd	1,195,028	154,515
	Boustead Plantations Bhd	622,199	107,289
#	British American Tobacco Malaysia Bhd	361,800	1,061,295
*	Bumi Armada Bhd	6,110,900	811,635
#	Bursa Malaysia Bhd	1,052,900	1,576,142
#	Cahya Mata Sarawak Bhd	1,431,600	422,752
#	Carlsberg Brewery Malaysia Bhd, Class B	752,900	3,636,513
	Carotech Bhd	230,650	0
	CB Industrial Product Holding Bhd	805,040	254,055
	Comfort Glove Bhd	61,900	13,736
	CSC Steel Holdings Bhd	353,800	110,080
# *	Cypark Resources Bhd	673,850	136,461
	Datasonic Group Bhd	195,900	21,122
#	Dayang Enterprise Holdings Bhd	1,165,375	255,954
#	DRB-Hicom Bhd	2,754,400	963,864
#	Dufu Technology Corp. Bhd	305,900	271,951
#	Duopharma Biotech Bhd	1,044,738	369,882
	Dutch Lady Milk Industries Bhd	79,100	610,293
	Eco World Development Group Bhd	2,431,100	538,516
#	Eco World International Bhd	872,100	85,965
*	Econpile Holdings Bhd	629,900	45,379
# *	Ekovest BHD	3,517,050	349,570
	FAR East Holdings Bhd	258,300	186,975
	FGV Holdings Bhd	99,600	36,418
	Formosa Prosonic Industries Bhd	143,000	119,712
	Frontken Corp. Bhd	1,687,450	1,302,800
	Gabungan AQRS Bhd	368,310	34,536
	Gadang Holdings Bhd	1,444,200	131,698
	Gas Malaysia Bhd	531,500	340,265
	George Kent Malaysia Bhd	963,000	143,742
	Globetronics Technology Bhd	1,319,672	465,944
	Golden Plus Holding Bhd	216,000	0
*	Green Packet Bhd	925,500	16,717
#	Guan Chong Bhd	979,000	627,338
	HAP Seng Consolidated Bhd	453,140	823,111
	Heineken Malaysia Bhd	212,400	1,040,397
#	Hengyuan Refining Co. Bhd	364,100	355,317
	HeveaBoard Bhd	526,300	58,032
#	Hiap Teck Venture Bhd	3,287,000	387,603
#	Hibiscus Petroleum Bhd	3,450,800	840,676
	Hong Leong Capital Bhd	33,800	57,819
	Hong Leong Industries Bhd	345,300	767,410
*	HSS Engineers Bhd	142,700	16,778
	Hup Seng Industries Bhd	921,033	190,338
	IGB Bhd	666,254	315,941
	IJM Corp. Bhd	696,500	237,057
#	Insas Bhd	1,160,881	248,432
# *	Iskandar Waterfront City Bhd	1,196,100	96,150
# *	JAKS Resources Bhd	3,755,080	351,560
# *	Jaya Tiasa Holdings Bhd	1,428,627	229,637
#	JHM Consolidation Bhd	860,400	314,797
	Karex Bhd	97,000	9,295
*	Keck Seng Malaysia Bhd	285,550	251,852
	Kelington Group Bhd	288,800	103,361
	Kenanga Investment Bank Bhd	218,300	61,153

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Kerjaya Prospek Group Bhd	728,690	$194,309
	Kim Loong Resources Bhd	900,280	366,897
# *	KNM Group Bhd	6,478,580	209,121
	Kobay Technology BHD	90,500	99,252
	KPJ Healthcare Bhd	6,540,000	1,625,144
	Kretam Holdings Bhd	1,548,200	213,004
*	Kronologi Asia Bhd	791,100	108,830
# *	KSL Holdings Bhd	790,818	126,826
	Kumpulan Fima BHD	168,550	84,581
	Land & General Bhd	5,669,760	144,138
#	LBS Bina Group Bhd	2,657,916	298,745
#	Leong Hup International Bhd	525,600	69,367
#	Lii Hen Industries Bhd	317,000	230,026
#	Lingkaran Trans Kota Holdings Bhd	665,900	596,111
# Ω	Lotte Chemical Titan Holding Bhd	876,597	468,149
	LPI Capital Bhd	368,124	1,284,654
	Luxchem Corp. Bhd	56,200	9,027
	Magni-Tech Industries Bhd	612,433	284,653
#	Magnum Bhd	3,414,263	1,538,351
#	Mah Sing Group Bhd	3,417,587	551,980
#	Malakoff Corp. Bhd	5,535,900	969,720
#	Malayan Flour Mills Bhd	1,649,075	242,933
#	Malaysia Building Society Bhd	5,745,190	785,425
	Malaysia Smelting Corp. Bhd	43,500	36,238
*	Malaysian Bulk Carriers Bhd	117,000	13,893
	Malaysian Pacific Industries Bhd	38,513	367,212
#	Malaysian Resources Corp. Bhd	5,963,166	486,337
	Matrix Concepts Holdings Bhd	2,209,158	1,181,890
#	MBM Resources BHD	527,296	387,643
	Media Chinese International Ltd.	1,200,400	46,024
	Mega First Corp. Bhd	1,703,600	1,437,334
#	MKH Bhd	1,508,434	448,077
#	MNRB Holdings Bhd	1,170,188	315,309
# *	MPHB Capital Bhd	1,201,700	357,851
#	Muda Holdings Bhd	348,000	231,056
*	Muhibbah Engineering M Bhd	1,065,950	141,701
*	Mulpha International Bhd	438,330	252,847
# *	OCK Group Bhd	1,469,000	147,687
	Oriental Holdings BHD	679,900	876,381
#	OSK Holdings Bhd	5,459,555	1,120,768
	PA Resources Bhd	270,100	25,025
	Padini Holdings Bhd	1,389,700	955,472
	Panasonic Manufacturing Malaysia Bhd	40,784	280,613
	Pantech Group Holdings Bhd	1,081,119	160,573
#	Paramount Corp. Bhd	1,104,355	185,155
#	Pentamaster Corp. Bhd	513,165	504,946
	Perak Transit Bhd	245,800	35,991
#	PESTECH International Bhd	237,500	41,806
#	Petron Malaysia Refining & Marketing Bhd	256,100	265,068
#	Pharmaniaga Bhd	316,200	53,357
	PIE Industrial Bhd	23,400	17,271
*	Pos Malaysia Bhd	198,000	30,137
#	Power Root Bhd	150,600	47,995
#	Ranhill Utilities Bhd	1,751,084	228,420
	RCE Capital Bhd	215,610	91,401
*	Revenue Group Bhd	116,100	42,608
*	Rimbunan Sawit Bhd	1,951,000	109,886
# *	Rubberex Corp. M Bhd	705,200	81,672
	Sam Engineering & Equipment M Bhd	87,000	451,283

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
*	Sapura Energy Bhd	28,801,300	$307,136
	Sarawak Oil Palms Bhd	608,404	546,763
	Scientex Bhd	1,838,072	2,016,011
#	SEG International BHD	145,885	21,994
#	Serba Dinamik Holdings Bhd	3,027,000	253,124
*	Shangri-La Hotels Malaysia Bhd	226,900	183,119
#	Sime Darby Property Bhd	5,321,000	737,593
#	SKP Resources Bhd	2,217,924	815,316
#	Solarvest Holdings Bhd	183,900	50,774
# *	SP Setia Bhd Group	3,125,400	920,997
* ††	Sumatec Resources Bhd	6,536,100	1,405
#	Sunway Construction Group Bhd	267,136	92,965
	Suria Capital Holdings Bhd	269,560	75,191
#	Syarikat Takaful Malaysia Keluarga Bhd	833,057	726,013
#	Ta Ann Holdings Bhd	524,889	449,005
#	Taliworks Corp. Bhd	1,905,616	412,912
	Tan Chong Motor Holdings Bhd	211,500	56,813
	TASCO Bhd	132,600	37,130
#	Thong Guan Industries Bhd	490,000	312,058
	TMC Life Sciences Bhd	948,400	125,161
# *	Tropicana Corp. Bhd	2,709,590	681,537
	TSH Resources Bhd	1,455,500	390,037
*	Tune Protect Group Bhd	650,600	65,604
#	Uchi Technologies Bhd	918,700	657,036
*	UEM Edgenta Bhd	941,100	353,392
# *	UEM Sunrise Bhd	5,023,900	374,541
#	UMW Holdings Bhd	1,084,500	759,272
	United Malacca Bhd	442,250	548,253
	United Plantations Bhd	393,200	1,317,801
	UOA Development Bhd	4,158,300	1,626,497
# *	Velesto Energy Bhd	14,366,808	485,224
	VS Industry Bhd	963,101	277,741
# *	WCT Holdings Bhd	2,213,793	270,661
#	Wellcall Holdings Bhd	1,339,400	404,830
	Yinson Holdings Bhd	821,000	1,080,984
# *	YNH Property Bhd	2,935,116	1,838,773
	YTL Corp. Bhd	107,063	14,209
#	YTL Power International Bhd	1,692,543	253,098
TOTAL MALAYSIA			72,997,279
MEXICO — (2.3%)
# *	ALEATICA SAB de CV	228,600	214,714
	Alfa SAB de CV, Class A	858,225	621,993
	Alpek SAB de CV	1,199,869	1,437,888
# *	Alsea SAB de CV	1,496,319	3,071,269
# *	Axtel SAB de CV	6,265,656	1,029,696
# Ω	Banco del Bajio SA	2,751,339	5,930,024
#	Bolsa Mexicana de Valores SAB de CV	1,336,148	2,282,619
	Consorcio ARA SAB de CV	5,607,313	1,106,349
# *	Controladora Vuela Cia de Aviacion SAB de CV, Class A	2,001,021	3,562,027
#	Corp Actinver SAB de CV	198,770	118,859
*	Corp Interamericana de Entretenimiento SAB de CV, Class B	960,372	387,352
	Corp. Inmobiliaria Vesta SAB de CV	1,814,285	3,444,221
	Corp. Moctezuma SAB de CV	838,557	2,611,852
	Corporativo Fragua SAB de CV	3	49
*	Corpovael SA de CV	73,341	8,177
# *	Credito Real SAB de CV Sofom ER	879,145	234,831
	Cydsa SAB de CV	10,875	7,259
# *	Elementia Materiales SAB de CV	321,144	286,457

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
# * ††	Empresas ICA SAB de CV	3,768,186	$17,537
*	Financiera Independencia SAB de CV SOFOM ENR	3,187	1,236
# * Ω	Fortaleza Materiales SAB de CV	321,143	289,337
#	GCC SAB de CV	621,359	4,348,127
#	Genomma Lab Internacional SAB de CV, Class B	2,505,318	2,489,772
*	Gentera SAB de CV	2,961,574	2,123,409
	Gruma SAB de CV, Class B	32,783	428,731
	Grupo Aeroportuario del Centro Norte SAB de CV	579,894	3,898,851
	Grupo Comercial Chedraui SA de CV	1,823,667	3,697,196
*	Grupo GICSA SAB de CV	566,089	60,374
#	Grupo Herdez SAB de CV	1,478,812	2,421,673
# *	Grupo Hotelero Santa Fe SAB de CV	618,935	125,419
	Grupo Industrial Saltillo SAB de CV	1,080,258	1,458,987
	Grupo KUO SAB de CV, Class B	714,554	1,542,173
*	Grupo Pochteca SAB de CV	336,841	112,672
*	Grupo Posadas SAB de CV	192,833	275,770
#	Grupo Rotoplas SAB de CV	856,194	1,102,410
*	Grupo Sanborns SAB de CV	905,924	1,010,096
*	Grupo Simec SAB de CV, Class B	959,651	8,420,440
# *	Grupo Sports World SAB de CV	336,216	77,583
# * Ω	Grupo Traxion SAB de CV	317,143	501,359
# *	Hoteles City Express SAB de CV	1,160,092	262,635
	Industrias Bachoco SAB de CV, Class B	1,144,709	3,943,330
*	Industrias CH SAB de CV, Class B	1,830,376	17,382,716
	Industrias Penoles SAB de CV	8,166	87,705
#	La Comer SAB de CV	3,116,455	5,129,128
#	Megacable Holdings SAB de CV	2,178,241	7,020,044
# *	Minera Frisco SAB de CV, Class A1	5,327,018	890,935
* Ω	Nemak SAB de CV	2,609,193	677,975
	Orbia Advance Corp. SAB de CV	298,752	699,811
	Organizacion Cultiba SAB de CV	1,103,096	636,360
	Organizacion Soriana SAB de CV, Class B	348,965	394,337
	Promotora y Operadora de Infraestructura SAB de CV	577,543	4,231,060
	Promotora y Operadora de Infraestructura SAB de CV, Class L	7,839	36,865
#	Qualitas Controladora SAB de CV	419,439	2,266,980
	Rassini SAB de CV	3,300	0
	Regional SAB de CV	580,397	3,305,461
	Sanluis Corp. SA B	4,642	0
	Sanluis Corp. SA C	4,642	0
#	Telesites SAB de CV	5,666,730	6,010,668
# *	Unifin Financiera SAB de CV	959,803	1,327,476
*	Vista Oil & Gas SAB de CV, ADR	2,874	18,020
	Vitro SAB de CV, Class A	704,098	744,102
TOTAL MEXICO			115,824,396
PHILIPPINES — (1.1%)
	8990 Holdings, Inc.	3,671,200	795,751
	A Soriano Corp.	2,931,411	469,689
††	ACR Mining Corp.	48,205	3,174
*	AgriNurture, Inc.	1,121,100	105,542
	AllHome Corp.	193,200	32,324
	Alliance Global Group, Inc.	7,759,400	1,949,651
	Alsons Consolidated Resources, Inc.	2,780,000	55,379
*	Apex Mining Co., Inc.	5,852,000	191,313
*	Apollo Global Capital, Inc.	31,610,000	44,839
*	AyalaLand Logistics Holdings Corp.	4,131,600	481,373
*	Belle Corp.	13,307,400	351,941
*	Bloomberry Resorts Corp.	10,468,700	1,289,450
*	Cebu Air, Inc.	694,120	615,051

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
*	Cebu Holdings, Inc.	3,180,400	$425,571
* Ω	CEMEX Holdings Philippines, Inc.	10,073,263	207,802
	Century Pacific Food, Inc.	2,949,600	1,643,145
	Century Properties Group, Inc.	9,871,151	79,415
	China Banking Corp.	6,526,914	3,261,031
	COL Financial Group, Inc.	922,000	74,161
	Cosco Capital, Inc.	11,229,900	1,152,954
	D&L Industries, Inc.	7,258,900	1,212,188
*	DITO CME Holdings Corp.	2,453,100	244,468
	DMCI Holdings, Inc.	9,079,000	1,517,356
	DoubleDragon Corp.	2,201,590	301,070
	Eagle Cement Corp.	574,500	159,044
*	East West Banking Corp.	1,996,300	366,954
*	EEI Corp.	828,800	102,065
	Emperador, Inc.	1,189,900	553,194
	Filinvest Development Corp.	3,356,422	486,857
	Filinvest Land, Inc.	53,722,577	1,148,017
	First Gen Corp.	175,600	96,694
	First Philippine Holdings Corp.	1,712,200	2,347,239
	Global Ferronickel Holdings, Inc.	5,284,911	225,142
*	Global-Estate Resorts, Inc.	2,410,000	44,878
	GT Capital Holdings, Inc.	139,990	1,569,867
	Holcim Philippines, Inc.	2,182,300	254,231
*	Integrated Micro-Electronics, Inc.	2,685,414	549,853
	LT Group, Inc.	2,320,200	456,196
*	MacroAsia Corp.	1,945,032	206,427
	Manila Water Co., Inc.	7,255,700	3,566,947
*	Max's Group, Inc.	832,200	109,698
*	Megawide Construction Corp.	2,375,208	225,788
	Megaworld Corp.	15,361,000	936,106
	Metro Pacific Investments Corp.	11,405,000	864,772
	Nickel Asia Corp.	10,495,300	1,220,922
*	Petron Corp.	9,686,800	619,792
	Philex Mining Corp.	4,744,300	495,073
*	Philippine National Bank	1,895,726	763,492
* ††	Philippine National Construction Corp.	173,000	3,119
	Philippine Savings Bank	474,907	538,746
*	Philippine Seven Corp.	10,510	18,136
	Philippine Stock Exchange, Inc.	74,482	307,153
	Philippine Townships, Inc.	318,732	0
	Philtown Properties, Inc.	111,562	0
*	Phoenix Petroleum Philippines, Inc.	929,580	195,281
*	Pilipinas Shell Petroleum Corp.	1,429,790	534,509
	PNB Holdings Corp.	316,021	1,976
	Premium Leisure Corp.	16,097,000	141,847
	Puregold Price Club, Inc.	2,162,590	1,574,723
*	PXP Energy Corp.	2,777,800	324,625
	RFM Corp.	7,485,068	668,321
	Rizal Commercial Banking Corp.	2,651,952	1,067,487
	Robinsons Land Corp.	9,127,351	3,285,581
	Robinsons Retail Holdings, Inc.	1,093,620	1,210,564
	Security Bank Corp.	480,610	1,014,382
	Semirara Mining & Power Corp.	1,748,000	860,541
	Shakey's Pizza Asia Ventures, Inc.	274,900	50,820
*	Top Frontier Investment Holdings, Inc.	2,580	6,347
	Union Bank of the Philippines	1,564,308	3,090,420
	Vista Land & Lifescapes, Inc.	30,112,200	2,060,520
	Vistamalls, Inc.	589,600	41,846

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Wilcon Depot, Inc.	3,303,800	$1,944,279
TOTAL PHILIPPINES			52,815,109
POLAND — (1.0%)
# *	11 bit studios SA	4,190	571,039
	AB SA	2,202	26,979
*	Agora SA	118,444	211,248
*	Alior Bank SA	285,170	3,941,170
	Alumetal SA	7,000	98,484
	Amica SA	13,895	368,309
*	AmRest Holdings SE	41,233	254,485
#	Apator SA	57,502	267,971
	ASBISc Enterprises PLC	51,262	213,220
	Asseco Poland SA	58,363	1,174,356
	Astarta Holding NV	1,627	13,519
	Bank Handlowy w Warszawie SA	37,957	587,555
# *	Bank Millennium SA	740,670	1,497,186
*	Bank Ochrony Srodowiska SA	63,177	135,652
# *	Benefit Systems SA	923	138,265
*	Bioton SA	111,045	110,441
*	Boryszew SA	130,974	110,589
	Budimex SA	57,443	3,261,941
*	CCC SA	83,059	1,572,196
	Celon Pharma SA	11,092	78,905
*	CI Games SA	196,287	86,082
	Ciech SA	77,223	799,148
	Cognor Holding SA	23,094	24,670
#	ComArch SA	12,137	538,782
#	Develia SA	1,491,512	1,233,813
	Dom Development SA	14,033	395,563
	Echo Investment SA	22,550	22,430
*	Enea SA	816,559	1,537,979
	Eurocash SA	226,225	572,353
	Fabryki Mebli Forte SA	74,704	782,274
*	Famur SA	821,611	545,622
	Firma Oponiarska Debica SA	4,682	83,725
# *	Globe Trade Centre SA	449,774	759,969
*	Grupa Azoty SA	123,276	1,072,737
*	Grupa Azoty Zaklady Chemiczne Police SA	682	1,812
	Grupa Kety SA	56,498	8,420,019
	Inter Cars SA	37,155	4,105,194
*	Jastrzebska Spolka Weglowa SA	177,272	1,732,954
	Kernel Holding SA	214,132	2,738,732
	KRUK SA	71,278	5,741,998
#	Lentex SA	68,743	159,385
#	LiveChat Software SA	19,585	521,515
*	Lubelski Wegiel Bogdanka SA	33,467	255,082
	Mirbud SA	32,611	32,314
	Neuca SA	1,203	218,044
	NEWAG SA	522	2,452
*	Orange Polska SA	270,929	524,579
# *	PKP Cargo SA	82,027	264,703
	PlayWay SA	3,542	329,176
*	Polimex-Mostostal SA	48,575	44,150
	Stalexport Autostrady SA	350,306	305,171
# *	Tauron Polska Energia SA	2,974,973	1,760,647
#	TEN Square Games SA	2,509	155,385
	Tim SA	10,828	102,135
*	VRG SA	873,743	846,121

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Warsaw Stock Exchange	48,075	$477,579
#	Wawel SA	1,943	233,621
	Wirtualna Polska Holding SA	1,663	54,603
Ω	X-Trade Brokers Dom Maklerski SA	26,388	107,293
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	4,377
# *	Zespol Elektrowni Patnow Adamow Konin SA	91,906	351,665
TOTAL POLAND			52,579,363
QATAR — (0.6%)
	Aamal Co.	5,601,709	1,684,871
	Al Khaleej Takaful Group QSC	475,885	479,555
	Al Meera Consumer Goods Co. QSC	226,595	1,218,377
	Alijarah Holding Co. QPSC	991,777	251,606
	Baladna	2,048,156	844,465
	Barwa Real Estate Co.	3,248,759	2,999,370
	Doha Bank QPSC	3,103,135	2,497,679
	Doha Insurance Co. QSC	74,785	38,319
*	Gulf International Services QSC	2,747,104	1,357,380
	Gulf Warehousing Co.	755,870	955,449
*	Investment Holding Group	1,299,783	460,764
	Mannai Corp. QSC	25,361	64,130
	Masraf Al Rayan QSC	544,623	733,846
	Mazaya Real Estate Development QPSC	2,372,509	600,685
	Medicare Group	504,405	1,181,457
*	Qatar First Bank	2,170,006	1,070,990
	Qatar Gas Transport Co. Ltd.	47,695	47,327
*	Qatar Insurance Co. SAQ	2,793,061	2,009,182
	Qatar International Islamic Bank QSC	408,304	1,120,974
	Qatar National Cement Co. QSC	461,412	708,722
	Qatar Navigation QSC	670,951	1,611,413
*	Salam International Investment Ltd. QSC	2,883,225	688,034
	United Development Co. QSC	5,450,972	2,494,484
	Vodafone Qatar QSC	5,038,949	2,442,868
	Widam Food Co.	312,449	303,082
	Zad Holding Co.	7,098	32,380
TOTAL QATAR			27,897,409
RUSSIA — (0.2%)
	Etalon Group PLC, GDR	359,594	435,109
	Globaltrans Investment PLC, GDR	168,485	1,174,341
	Magnitogorsk Iron & Steel Works PJSC, GDR	33,951	353,090
*	Mechel PJSC, Sponsored ADR	123,618	362,201
	PhosAgro PJSC, GDR	122,531	2,462,873
	QIWI PLC, Sponsored ADR	53,194	397,359
	Ros Agro PLC, GDR	44,970	607,994
	Rostelecom PJSC, Sponsored ADR	171,891	960,871
	RusHydro PJSC, ADR	952,144	864,547
*	VEON Ltd., ADR	1,649,123	2,358,246
*	VK Co. Ltd., GDR	126,978	1,013,284
	VTB Bank PJSC, GDR	27,705	31,251
TOTAL RUSSIA			11,021,166
SAUDI ARABIA — (2.7%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	36,495	180,729
	Abdullah Al Othaim Markets Co.	34,252	965,735
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	24,709	282,878
*	Al Alamiya for Cooperative Insurance Co.	69,625	436,469
	Al Babtain Power & Telecommunication Co.	82,682	745,937

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Al Etihad Cooperative Insurance Co.	84,061	$453,654
*	Al Gassim Investment Holding Co.	23,449	159,901
	Al Hammadi Co. for Development & Investment	196,687	2,209,252
*	Al Hassan Ghazi Ibrahim Shaker Co.	122,181	789,501
	Al Jouf Agricultural Development Co.	21,430	357,305
*	Al Jouf Cement Co.	318,510	942,730
*	Al Kathiri Holding Co.	13,433	266,243
	Al Khaleej Training & Education Co.	153,070	809,607
	Al Moammar Information Systems Co.	49,644	2,132,906
*	Al Rajhi Co. for Co-operative Insurance	73,066	1,634,123
*	Al Sagr Cooperative Insurance Co.	64,275	280,283
	Al Yamamah Steel Industries Co.	94,287	1,142,492
*	AlAbdullatif Industrial Investment Co.	86,188	690,153
	Alandalus Property Co.	194,116	994,685
	Alaseel Co.	33,593	469,626
	Aldrees Petroleum & Transport Services Co.	138,947	2,903,182
*	AlJazira Takaful Ta'awuni Co.	80,529	450,781
*	Allianz Saudi Fransi Cooperative Insurance Co.	125,384	871,017
	Alujain Holding	82,243	1,367,509
	Arabian Cement Co.	206,512	2,243,042
	Arabian Centres Co. Ltd.	131,681	807,958
*	Arabian Shield Cooperative Insurance Co.	148,456	927,908
	Arriyadh Development Co.	344,326	2,491,582
*	Aseer Trading Tourism & Manufacturing Co.	230,902	1,364,698
	Astra Industrial Group	142,488	1,633,470
	Ataa Educational Co.	1,547	26,684
*	AXA Cooperative Insurance Co.	77,691	712,277
	Baazeem Trading Co.	14,225	435,376
*	Basic Chemical Industries Ltd.	48,411	556,234
*	Batic Investments & Logistic Co.	109,054	685,431
	Bawan Co.	95,676	942,086
*	Buruj Cooperative Insurance Co.	31,289	194,378
*	Chubb Arabia Cooperative Insurance Co.	42,357	385,090
	City Cement Co.	285,618	1,793,761
	Co. for Cooperative Insurance	168,661	3,513,343
	Dallah Healthcare Co.	127,371	2,966,455
*	Dar Al Arkan Real Estate Development Co.	1,861,675	5,129,542
*	Dur Hospitality Co.	167,090	1,485,278
	Eastern Province Cement Co.	112,249	1,359,787
	Electrical Industries Co.	65,904	525,875
*	Emaar Economic City	919,592	3,174,878
*	Fawaz Abdulaziz Al Hokair & Co.	150,545	664,482
	Fitaihi Holding Group	64,761	821,409
*	Gulf Union Cooperative Insurance Co.	21,772	94,768
	Hail Cement Co.	213,122	799,366
	Halwani Brothers Co.	62,367	1,574,410
	Herfy Food Services Co.	59,509	1,019,973
*	Jazan Energy & Development Co.	103,412	574,772
*	L'Azurde Co. for Jewelry	71,038	408,251
	Leejam Sports Co. JSC	84,770	2,692,150
	Maharah Human Resources Co.	76,639	1,645,536
*	Malath Cooperative Insurance Co.	66,752	493,412
*	Mediterranean & Gulf Insurance & Reinsurance Co.	169,986	859,363
*	Methanol Chemicals Co.	141,707	1,466,295
*	Middle East Healthcare Co.	160,943	1,489,877
*	Middle East Paper Co.	102,619	1,415,889
*	Middle East Specialized Cables Co.	32,002	181,785
	Najran Cement Co.	338,041	1,692,681
*	Nama Chemicals Co.	49,638	536,248

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	National Agriculture Development Co.	188,875	$1,667,805
	National Co. for Glass Industries	63,808	796,463
	National Co. for Learning & Education	14,229	251,489
	National Gas & Industrialization Co.	150,310	2,171,180
	National Gypsum	72,815	957,504
	National Medical Care Co.	97,730	1,776,021
	Northern Region Cement Co.	394,791	1,461,874
	Qassim Cement Co.	117,977	2,515,571
*	Salama Cooperative Insurance Co.	57,481	292,945
*	Saudi Arabian Cooperative Insurance Co.	42,985	253,183
	Saudi Automotive Services Co.	101,530	1,061,214
	Saudi Cement Co.	248,218	3,717,545
	Saudi Ceramic Co.	159,033	2,373,135
	Saudi Chemical Co. Holding	174,392	1,625,833
	Saudi Co. For Hardware CJSC	74,874	1,069,156
*	Saudi Ground Services Co.	295,064	2,679,277
	Saudi Industrial Services Co.	145,826	1,311,668
*	Saudi Marketing Co.	88,696	739,941
*	Saudi Paper Manufacturing Co.	18,938	254,381
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	113,005	1,232,329
*	Saudi Printing & Packaging Co.	96,359	621,811
*	Saudi Public Transport Co.	262,610	1,682,977
*	Saudi Re for Cooperative Reinsurance Co.	187,458	930,272
*	Saudi Real Estate Co.	388,435	2,200,521
*	Saudi Research & Media Group	61,258	3,945,934
*	Saudi Steel Pipe Co.	42,075	312,481
	Saudia Dairy & Foodstuff Co.	42,971	1,870,981
*	Seera Group Holding	594,459	3,128,594
	Southern Province Cement Co.	68,862	1,284,826
*	Tabuk Cement Co.	192,088	924,863
*	Takween Advanced Industries Co.	131,028	663,812
	Umm Al-Qura Cement Co.	119,843	810,108
	United Electronics Co.	118,548	4,424,603
	United International Transportation Co.	124,963	1,678,497
	United Wire Factories Co.	68,625	585,646
*	Walaa Cooperative Insurance Co.	88,369	467,750
*	Yamama Cement Co.	377,433	2,725,156
	Yanbu Cement Co.	281,306	2,934,636
	Zahrat Al Waha For Trading Co.	30,556	748,582
*	Zamil Industrial Investment Co.	132,934	1,081,564
TOTAL SAUDI ARABIA			134,554,626
SOUTH AFRICA — (3.8%)
	Adcock Ingram Holdings Ltd.	158,484	524,491
	Advtech Ltd.	2,651,545	2,644,125
	AECI Ltd.	537,637	3,988,091
#	African Rainbow Minerals Ltd.	323,175	4,812,387
	Afrimat Ltd.	158,638	616,214
	Alexander Forbes Group Holdings Ltd.	3,790,411	1,045,954
	Altron Ltd., Class A	940,823	507,795
	Alviva Holdings Ltd.	411,231	456,520
#	Astral Foods Ltd.	144,029	1,605,217
*	Aveng Ltd.	10,798	18,931
	AVI Ltd.	1,073,577	5,341,089
	Barloworld Ltd.	945,974	8,191,537
*	Blue Label Telecoms Ltd.	1,809,175	602,546
# *	Brait PLC	3,644,346	1,147,687
	Cashbuild Ltd.	75,676	1,379,790
	Caxton & CTP Publishers & Printers Ltd.	323,754	186,421

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	City Lodge Hotels Ltd.	1,151,953	$390,921
	Coronation Fund Managers Ltd.	711,383	2,369,812
# *	Curro Holdings Ltd.	631,789	554,451
#	DataTec Ltd.	2,009,821	4,988,331
Ω	Dis-Chem Pharmacies Ltd.	989,847	2,294,136
*	Distell Group Holdings Ltd.	227,535	2,503,838
	DRDGOLD Ltd.	1,386,609	1,101,047
*	EOH Holdings Ltd.	21,271	6,821
	Exxaro Resources Ltd.	168,545	1,823,321
*	Famous Brands Ltd.	323,118	1,497,519
	Foschini Group Ltd.	934,267	7,824,808
	Grand Parade Investments Ltd.	1,258,031	223,531
*	Grindrod Ltd.	2,204,366	671,359
	Grindrod Shipping Holdings Ltd.	38,439	609,121
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	1,627,447	5,842,535
	Hudaco Industries Ltd.	116,059	1,030,249
#	Imperial Logistics Ltd.	597,606	2,516,543
	Investec Ltd.	144,888	818,498
	Italtile Ltd.	902,956	910,317
	JSE Ltd.	320,511	2,437,044
	KAP Industrial Holdings Ltd.	9,483,681	2,625,972
	Lewis Group Ltd.	580,236	1,834,949
*	Liberty Holdings Ltd.	432,662	2,775,610
	Life Healthcare Group Holdings Ltd.	4,530,094	6,654,828
	Long4Life Ltd.	1,987,403	747,694
*	Massmart Holdings Ltd.	356,475	1,287,365
	Merafe Resources Ltd.	3,009,333	253,825
	Metair Investments Ltd.	827,933	1,555,417
	MiX Telematics Ltd.	37,895	17,931
	MiX Telematics Ltd., Sponsored ADR	27,358	325,013
	Momentum Metropolitan Holdings	3,595,511	4,705,657
	Motus Holdings Ltd.	459,916	3,497,570
*	Mpact Ltd.	1,117,953	2,561,349
	Mr Price Group Ltd.	493,603	6,562,189
	MultiChoice Group	219,359	1,799,084
*	Murray & Roberts Holdings Ltd.	2,360,379	2,102,072
*	Nampak Ltd.	2,047,710	490,195
*	Net 1 UEPS Technologies, Inc.	776	3,656
#	Netcare Ltd.	3,444,416	3,333,237
	Ninety One Ltd.	19,921	68,181
*	Northam Platinum Holdings Ltd.	76,106	1,007,239
	Oceana Group Ltd.	285,133	1,062,779
	Omnia Holdings Ltd.	972,378	3,896,710
	Pick n Pay Stores Ltd.	1,054,001	3,504,600
*	PPC Ltd.	4,434,990	1,314,851
*	PSG Group Ltd.	210,617	1,147,983
	PSG Konsult Ltd.	827,407	752,646
	Raubex Group Ltd.	982,246	2,391,587
	RCL Foods Ltd.	535,302	471,248
	Reunert Ltd.	690,532	2,151,084
	RFG Holdings Ltd.	423,587	374,040
#	Royal Bafokeng Platinum Ltd.	539,585	5,746,655
	Santam Ltd.	147,988	2,597,863
*	Sappi Ltd.	1,465,415	4,109,046
	SPAR Group Ltd.	617,202	6,749,548
	Spur Corp. Ltd.	291,004	431,331
# *	Sun International Ltd.	1,252,227	2,197,636
	Super Group Ltd.	1,728,365	3,757,388
*	Telkom SA SOC Ltd.	1,012,159	3,261,999

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
#	Tiger Brands Ltd.	255,314	$3,040,911
*	Tongaat Hulett Pvt Ltd.	353,085	103,319
	Transaction Capital Ltd.	1,686,562	4,760,355
*	Trencor Ltd.	903,601	287,839
	Truworths International Ltd.	1,345,407	4,959,167
*	Tsogo Sun Gaming Ltd.	1,766,887	1,276,699
*	Tsogo Sun Hotels Ltd.	92,144	19,883
	Wilson Bayly Holmes-Ovcon Ltd.	291,886	2,114,037
#	Woolworths Holdings Ltd.	2,669,967	9,224,748
TOTAL SOUTH AFRICA			189,397,982
SOUTH KOREA — (14.1%)
# *	3S Korea Co. Ltd.	197,866	454,633
*	ABco Electronics Co. Ltd.	34,238	335,770
*	Able C&C Co. Ltd.	22,840	105,191
*	ABOV Semiconductor Co. Ltd.	57,340	664,773
# *	Abpro Bio Co. Ltd.	630,240	408,147
*	Actoz Soft Co. Ltd.	23,627	244,886
*	ADTechnology Co. Ltd.	3,779	65,267
*	Advanced Digital Chips, Inc.	290,633	155,843
#	Advanced Nano Products Co. Ltd.	31,628	1,368,280
	Advanced Process Systems Corp.	51,365	983,578
	Aekyung Chemical Co. Ltd.	68,077	559,049
	Aekyung Industrial Co. Ltd.	18,948	257,048
*	AeroSpace Technology of Korea, Inc.	27,207	134,643
	AfreecaTV Co. Ltd.	27,213	3,569,966
*	AFW Co. Ltd.	9,194	47,427
*	Agabang&Company	126,885	458,784
	Ahn-Gook Pharmaceutical Co. Ltd.	28,546	233,742
#	Ahnlab, Inc.	24,992	1,613,335
*	Air Busan Co. Ltd.	58,657	102,321
	AJ Networks Co. Ltd.	68,439	284,141
*	Ajin Industrial Co. Ltd.	102,112	245,558
	AK Holdings, Inc.	19,998	284,787
*	Alpha Holdings, Inc.	8,313	18,384
*	ALUKO Co. Ltd.	188,260	565,996
# *	Amicogen, Inc.	32,817	723,226
*	Aminologics Co. Ltd.	288,025	462,019
*	Amo Greentech Co. Ltd.	14,966	129,234
*	Amotech Co. Ltd.	30,845	622,845
*	Anam Electronics Co. Ltd.	228,729	403,027
# *	Ananti, Inc.	247,770	1,827,428
*	Anterogen Co. Ltd.	10,621	238,014
*	Apact Co. Ltd.	63,879	292,437
*	Aprogen Healthcare & Games, Inc.	299,514	148,083
*	Aprogen Medicines, Inc.	361,519	437,061
*	Aprogen pharmaceuticals, Inc.	861,356	535,179
*	APS Holdings Corp.	57,459	539,003
	APTC Co. Ltd.	18,084	296,490
* ††	Arion Technology, Inc.	51,658	2,210
	Asia Cement Co. Ltd.	6,157	732,965
	ASIA Holdings Co. Ltd.	4,032	452,424
	Asia Pacific Satellite, Inc.	6,851	74,497
	Asia Paper Manufacturing Co. Ltd.	19,706	788,659
*	Asiana Airlines, Inc.	82,372	1,242,725
	Atec Co. Ltd.	18,164	282,028
*	A-Tech Solution Co. Ltd.	10,226	122,496
	Atinum Investment Co. Ltd.	140,303	573,237
	ATON, Inc.	2,476	76,836

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	AUK Corp.	105,844	$256,418
	Aurora World Corp.	24,777	206,920
	Austem Co. Ltd.	53,159	87,894
#	Autech Corp.	55,899	486,524
#	Avaco Co. Ltd.	42,545	385,848
	Avatec Co. Ltd.	6,827	109,244
	Baiksan Co. Ltd.	57,960	423,784
# * ††	Barun Electronics Co. Ltd.	10,909	35,462
*	Barunson Entertainment & Arts Corp.	180,998	202,424
# *	Bcworld Pharm Co. Ltd.	25,475	267,408
	BGF Co. Ltd.	130,631	508,425
*	BH Co. Ltd.	100,689	1,832,781
# *	Binex Co. Ltd.	109,458	1,323,808
	Binggrae Co. Ltd.	23,998	1,067,477
*	Biolog Device Co. Ltd.	126,061	221,617
# *	BioSmart Co. Ltd.	66,962	402,026
*	Biotoxtech Co. Ltd.	50,858	287,778
	BIT Computer Co. Ltd.	62,006	477,288
	Bixolon Co. Ltd.	39,816	219,328
*	Bluecom Co. Ltd.	44,536	432,705
#	Boditech Med, Inc.	116,473	1,489,490
*	Bohae Brewery Co. Ltd.	504,472	342,256
	BoKwang Industry Co. Ltd.	66,131	339,660
#	Bolak Co. Ltd.	180,491	271,432
	Bookook Securities Co. Ltd.	14,493	287,300
	Boryung Pharmaceutical Co. Ltd.	115,855	1,174,651
*	Bosung Power Technology Co. Ltd.	218,995	708,361
*	Bridge Biotherapeutics, Inc.	6,700	63,007
*	Bubang Co. Ltd.	102,595	187,644
# *	Bukwang Pharmaceutical Co. Ltd.	150,501	1,349,312
	Busan Industrial Co. Ltd.	341	23,384
	BusinessOn Communication Co. Ltd.	3,824	36,470
	BYC Co. Ltd.	1,007	380,525
*	BYON Co. Ltd.	278,366	219,930
	Byucksan Corp.	165,999	449,277
# *	Cafe24 Corp.	29,685	529,092
*	CammSys Corp.	267,893	387,410
	Camus Engineering & Construction, Inc.	27,025	57,926
*	Capro Corp.	154,841	512,144
#	Caregen Co. Ltd.	16,121	861,729
*	Carelabs Co. Ltd.	14,423	99,367
	Cell Biotech Co. Ltd.	22,894	292,354
*	Cellumed Co. Ltd.	64,195	311,456
*	Central Motek Co. Ltd.	6,444	109,362
# *	Chabiotech Co. Ltd.	127,163	1,794,136
	Changhae Ethanol Co. Ltd.	22,759	236,146
*	Charm Engineering Co. Ltd.	168,062	181,556
*	Cheil Bio Co. Ltd.	22,914	50,678
	Cheil Worldwide, Inc.	140,002	2,577,734
*	Chemon, Inc.	127,578	296,393
#	Chemtronics Co. Ltd.	46,807	1,113,605
*	Chemtros Co. Ltd.	49,470	397,078
	Cheryong Electric Co. Ltd.	45,503	177,796
# *	ChinHung International, Inc.	225,900	364,055
	Chinyang Holdings Corp.	98,939	300,655
	Chips&Media, Inc.	12,271	239,171
*	Choa Pharmaceutical Co.	122,325	346,718
*	Choil Aluminum Co. Ltd.	167,635	285,044
	Chokwang Leather Co. Ltd.	607	25,724

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Chokwang Paint Ltd.	20,012	$144,234
	Chong Kun Dang Pharmaceutical Corp.	19,342	1,504,512
	Chongkundang Holdings Corp.	13,020	743,863
*	Choong Ang Vaccine Laboratory	30,464	338,784
*	CHOROKBAEM Co. Co. Ltd.	11,387	9,741
*	Chorokbaem Media Co. Ltd.	484,198	961,790
	Chosun Refractories Co. Ltd.	6,866	435,469
	Chungdahm Learning, Inc.	20,080	545,993
*	CJ Freshway Corp.	28,355	734,159
# *	CJ Seafood Corp.	89,298	266,423
	CKD Bio Corp.	14,009	379,976
	Classys, Inc.	49,967	652,161
*	Clean & Science Co. Ltd.	18,307	274,006
*	CLIO Cosmetics Co. Ltd.	22,965	314,191
# *	Cloud Air Co. Ltd.	128,993	145,490
*	CMG Pharmaceutical Co. Ltd.	454,613	1,234,324
# * ††	CNT85, Inc.	2,905	660
*	CoAsia Corp.	22,488	183,103
*	Com2uS Holdings Corp.	16,335	2,158,814
*	Com2uSCorp	24,598	2,517,771
*	Commax Co. Ltd.	40,927	154,700
*	Comtec Systems Co. Ltd.	55,335	42,639
# *	Coreana Cosmetics Co. Ltd.	125,257	369,249
*	Corentec Co. Ltd.	10,475	86,324
	Cosmax BTI, Inc.	13,075	128,329
*	COSMAX NBT, Inc.	53,231	229,807
# *	Cosmax, Inc.	35,658	2,160,644
# *	Cosmecca Korea Co. Ltd.	23,478	256,402
*	CosmoAM&T Co. Ltd.	87,304	2,968,784
# *	Cosmochemical Co. Ltd.	65,295	702,064
#	Cowell Fashion Co. Ltd.	113,103	769,893
	Cowintech Co. Ltd.	12,547	313,278
	Creas F&C Co. Ltd.	2,747	100,380
# *	Creative & Innovative System	187,522	2,376,335
	Crown Confectionery Co. Ltd.	20,431	146,038
	CROWNHAITAI Holdings Co. Ltd.	25,793	181,847
*	CrystalGenomics, Inc.	185,334	798,755
*	CS Bearing Co. Ltd.	2,874	31,217
*	CTC BIO, Inc.	103,591	856,520
*	Cube Entertainment, Inc.	12,798	190,122
	Cuckoo Holdings Co. Ltd.	31,442	454,196
	Cuckoo Homesys Co. Ltd.	29,648	859,345
*	Curexo, Inc.	43,242	294,907
# *	Curo Co. Ltd.	641,491	227,646
*	CUROCOM Co. Ltd.	58,779	50,712
	Cymechs, Inc.	28,805	422,222
	D.I Corp.	87,777	599,341
# *	DA Technology Co. Ltd.	60,673	350,916
	Dae Han Flour Mills Co. Ltd.	4,487	542,391
	Dae Hwa Pharmaceutical Co. Ltd.	57,759	394,833
	Dae Hyun Co. Ltd.	102,719	173,316
	Dae Won Chemical Co. Ltd.	92,010	252,239
	Dae Won Kang Up Co. Ltd.	165,207	437,551
*	Dae Young Packaging Co. Ltd.	248,153	470,208
*	Dae Yu Co. Ltd.	9,374	42,244
#	Daea TI Co. Ltd.	267,618	1,092,999
*	Daebo Magnetic Co. Ltd.	4,041	199,606
#	Daebongls Co. Ltd.	29,867	200,269
# *	Daechang Co. Ltd.	240,164	329,479

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daechang Forging Co. Ltd.	24,864	$171,513
*	Daechang Solution Co. Ltd.	71,072	25,060
	Daedong Corp.	67,150	631,021
	Daeduck Electronics Co. Ltd.	99,329	1,870,264
*	Daehan New Pharm Co. Ltd.	46,120	394,998
	Daehan Steel Co. Ltd.	47,520	760,373
*	DAEHO AL Co. Ltd.	59,101	168,985
*	Dae-Il Corp.	31,843	151,232
#	Daejoo Electronic Materials Co. Ltd.	43,457	3,262,196
	Daejung Chemicals & Metals Co. Ltd.	3,106	45,260
	Daekyo Co. Ltd.	59,377	175,828
*	Daelim B&Co Co. Ltd.	44,437	262,137
*	Daemyung Sonoseason Co. Ltd.	267,361	235,558
	Daeryuk Can Co. Ltd.	12,389	50,628
#	Daesang Corp.	90,812	1,689,206
	Daesang Holdings Co. Ltd.	55,011	395,391
*	Daesung Eltec Co. Ltd.	46,242	31,981
	Daesung Energy Co. Ltd.	35,012	227,599
*	Daesung Fine Tech Co. Ltd.	43,644	90,817
*	Daesung Holdings Co. Ltd.	20,492	813,439
*	Daesung Industrial Co. Ltd.	83,195	280,277
*	Daesung Private Equity, Inc.	34,984	74,917
*	Daewon Cable Co. Ltd.	267,262	397,032
*	Daewon Media Co. Ltd.	35,199	515,490
	Daewon Pharmaceutical Co. Ltd.	76,596	935,605
	Daewon San Up Co. Ltd.	55,250	285,303
# *	Daewoo Electronic Components Co. Ltd.	156,943	289,595
*	Daewoo Engineering & Construction Co. Ltd.	12,569	60,202
	Daewoong Co. Ltd.	58,330	1,196,903
	Daewoong Pharmaceutical Co. Ltd.	9,318	1,026,483
*	Dahaam E-Tec Co. Ltd.	2,100	191,622
	Daihan Pharmaceutical Co. Ltd.	21,136	482,139
	Daishin Information & Communication	26,889	31,354
	Daishin Securities Co. Ltd.	118,752	1,667,213
*	Daiyang Metal Co. Ltd.	19,520	69,447
*	Danal Co. Ltd.	202,555	1,700,682
#	Danawa Co. Ltd.	32,398	636,636
# *	Daou Data Corp.	64,916	732,457
	Daou Technology, Inc.	96,175	1,645,797
# *	Dasan Networks, Inc.	140,990	678,647
#	Dawonsys Co. Ltd.	106,485	2,555,078
*	Dayou Automotive Seat Technology Co. Ltd.	283,403	274,573
*	Dayou Plus Co. Ltd.	354,517	397,749
	DB Financial Investment Co. Ltd.	131,725	714,267
*	DB, Inc.	546,644	398,288
	DCM Corp.	22,097	414,487
	Dentis Co. Ltd.	3,079	23,574
#	Dentium Co. Ltd.	28,057	1,324,332
#	Deutsch Motors, Inc.	102,165	605,178
*	Development Advance Solution Co. Ltd.	39,144	154,458
	Device ENG Co. Ltd.	3,899	80,523
# *	Devsisters Co. Ltd.	10,093	598,532
*	Dexter Studios Co. Ltd.	46,226	830,349
#	DGB Financial Group, Inc.	644,591	4,983,849
	DHP Korea Co. Ltd.	48,800	293,600
	DI Dong Il Corp.	5,476	1,021,792
	Digital Chosun Co. Ltd.	144,719	357,057
	Digital Daesung Co. Ltd.	66,620	454,948
*	DIO Corp.	47,102	1,358,360

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Display Tech Co. Ltd.	52,616	$321,588
	DL Construction Co. Ltd.	26,871	631,444
	DL Holdings Co. Ltd.	39,308	1,857,434
*	DMS Co. Ltd.	93,018	496,463
#	DNF Co. Ltd.	38,211	619,219
	Dohwa Engineering Co. Ltd.	60,443	374,894
	Dong A Eltek Co. Ltd.	19,652	157,693
	Dong Ah Tire & Rubber Co. Ltd.	38,282	349,401
	Dong-A Hwasung Co. Ltd.	12,195	105,397
	Dong-A Socio Holdings Co. Ltd.	15,550	1,294,018
	Dong-A ST Co. Ltd.	21,824	1,193,901
	Dong-Ah Geological Engineering Co. Ltd.	32,330	465,700
# *	Dongbang Transport Logistics Co. Ltd.	94,680	252,755
	Dongbu Corp.	41,743	481,313
#	Dongil Industries Co. Ltd.	4,333	569,203
# *	Dongjin Semichem Co. Ltd.	125,795	4,168,765
	Dongkoo Bio & Pharma Co. Ltd.	21,999	127,015
	DongKook Pharmaceutical Co. Ltd.	103,504	1,740,426
	Dongkuk Industries Co. Ltd.	161,706	424,159
#	Dongkuk Steel Mill Co. Ltd.	247,260	3,084,201
	Dongkuk Structures & Construction Co. Ltd.	129,912	649,963
	Dongsin Engineering & Construction	2,940	73,386
	Dongsung Chemical Co. Ltd.	137,346	525,027
	Dongsung Finetec Co. Ltd.	74,289	637,716
*	Dongsung Pharmaceutical Co. Ltd.	8,068	54,435
# *	Dongwha Enterprise Co. Ltd.	19,313	1,129,379
	Dongwha Pharm Co. Ltd.	82,309	805,279
	Dongwon Development Co. Ltd.	170,008	682,030
	Dongwon F&B Co. Ltd.	5,124	771,143
	Dongwon Industries Co. Ltd.	5,063	930,029
#	Dongwon Systems Corp.	25,142	1,104,680
*	Dongwoo Farm To Table Co. Ltd.	64,179	158,253
	Dongwoon Anatech Co. Ltd.	18,253	131,288
	Dongyang E&P, Inc.	19,653	272,683
*	Dongyang Steel Pipe Co. Ltd.	430,948	395,374
	Doosan Co. Ltd.	23,474	1,921,988
*	Doosan Infracore Co. Ltd.	317,589	1,566,982
	DoubleUGames Co. Ltd.	38,824	1,639,841
	Douzone Bizon Co. Ltd.	7,502	332,527
	DRB Holding Co. Ltd.	20,458	82,901
*	Dream Security Co. Ltd.	44,221	149,377
	Dreamtech Co. Ltd.	7,465	62,533
*	Dreamus Co.	86,595	338,265
	Drgem Corp.	2,230	17,145
# *	DRTECH Corp.	175,505	218,673
*	DSK Co. Ltd.	6,892	45,788
	DTR Automotive Corp.	15,637	1,020,687
*	Duck Yang Industry Co. Ltd.	6,699	19,636
# *	Duk San Neolux Co. Ltd.	44,916	1,629,912
*	Duksan Hi-Metal Co. Ltd.	3,292	48,977
*	Duksan Techopia Co. Ltd.	11,915	296,759
	Duksung Co. Ltd.	29,557	376,521
	DY Corp.	65,736	530,362
	DY POWER Corp.	34,233	386,011
*	DYPNF Co. Ltd.	9,557	319,870
*	E Investment&Development Co. Ltd.	1,207,465	265,942
# *	E& Corp. Co. Ltd.	111,656	329,861
*	E&D Co. Ltd.	3,564	73,750
*	E&M Co. Ltd.	121,873	57,782

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	E1 Corp.	14,398	$541,691
	Eagle Veterinary Technology Co. Ltd.	7,061	39,673
	Eagon Industrial Ltd.	17,740	155,444
*	Easy Bio, Inc.	97,301	331,552
# *	Easy Holdings Co. Ltd.	189,353	568,083
	eBEST Investment & Securities Co. Ltd.	14,685	93,074
#	Echo Marketing, Inc.	47,640	572,112
*	EcoBio Holdings Co. Ltd.	32,370	166,133
	Ecoplastic Corp.	6,173	12,250
	Ecopro Co. Ltd.	66,850	3,744,223
#	Ecopro HN Co. Ltd.	16,441	673,302
	e-Credible Co. Ltd.	18,917	284,367
#	Eehwa Construction Co. Ltd.	55,076	239,844
# *	EG Corp.	28,304	280,047
# *	Ehwa Technologies Information Co. Ltd.	328,490	362,064
*	Elcomtec Co. Ltd.	135,002	147,423
*	Elentec Co. Ltd.	49,808	609,373
# *	EMKOREA Co. Ltd.	136,418	382,622
# *	EM-Tech Co. Ltd.	48,671	1,418,706
*	EMW Co. Ltd.	204,411	202,231
*	Enex Co. Ltd.	106,249	180,829
	ENF Technology Co. Ltd.	39,941	1,038,497
*	Enplus Co. Ltd.	38,879	112,151
#	Eo Technics Co. Ltd.	35,983	3,247,011
*	e-Starco Co. Ltd.	48,828	97,630
	Estechpharma Co. Ltd.	42,421	305,095
*	ESTsoft Corp.	27,672	391,855
*	E-TRON Co. Ltd.	1,491,477	431,274
#	Eugene Corp.	191,672	714,824
	Eugene Investment & Securities Co. Ltd.	270,932	680,642
	Eugene Technology Co. Ltd.	61,996	2,520,953
	Eusu Holdings Co. Ltd.	59,047	272,982
*	EV Advanced Material Co. Ltd.	44,834	52,345
	EWK, Inc.	7,058	26,519
*	Ewon Comfortech Co. Ltd.	12,220	83,572
*	E-World	79,853	145,598
*	Exem Co. Ltd.	92,152	294,931
	Exicon Co. Ltd.	1,698	19,934
	ezCaretech Co. Ltd.	7,329	224,711
*	F&F Co. Ltd.	7,142	4,927,503
	Farmsco	60,959	323,482
*	FarmStory Co. Ltd.	168,511	281,080
#	Fila Holdings Corp.	25,088	619,806
#	Fine Semitech Corp.	39,942	773,730
# *	Fine Technix Co. Ltd.	75,987	779,576
*	Firstec Co. Ltd.	116,567	410,170
*	FNC Entertainment Co. Ltd.	3,147	19,588
*	Foosung Co. Ltd.	189,169	3,088,174
	Fursys, Inc.	14,385	419,248
*	FutureChem Co. Ltd.	12,284	167,371
*	Futurestream Networks Co. Ltd.	25,784	180,539
*	G.U.ON Co. Ltd.	119,314	3,959
	Gabia, Inc.	44,165	431,248
#	Galaxia Moneytree Co. Ltd.	63,004	499,498
	Gaon Cable Co. Ltd.	9,381	173,363
	GC Cell Corp.	26,762	1,568,620
*	GemVax & Kael Co. Ltd.	35,770	444,569
*	Gemvaxlink Co. Ltd.	291,934	360,479
*	Genematrix, Inc.	12,082	78,018

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Genexine, Inc.	23,094	$937,270
*	Genie Music Corp.	141,523	554,715
*	GenNBio, Inc.	45,544	122,290
	GENOLUTION, Inc.	4,363	50,373
*	Genomictree, Inc.	9,218	91,777
	Genoray Co. Ltd.	2,039	16,497
	Geumhwa PSC Co. Ltd.	6,842	167,924
*	Gigalane Co. Ltd.	63,904	115,569
	Global Standard Technology Co. Ltd.	9,928	311,261
*	GMB Korea Corp.	35,866	162,439
*	GNCO Co. Ltd.	256,311	135,066
	Golfzon Co. Ltd.	13,390	1,800,349
	Golfzon Newdin Holdings Co. Ltd.	91,261	634,378
* ††	Good People Co. Ltd.	225,318	36,973
# *	Grand Korea Leisure Co. Ltd.	85,132	957,299
	Green Cross Holdings Corp.	81,583	1,515,088
*	Green Cross Medical Science Corp.	22,512	127,569
	Green Cross Wellbeing Corp.	5,096	37,810
*	GS Global Corp.	194,831	345,709
*	Gwangju Shinsegae Co. Ltd.	2,830	388,106
	Haatz, Inc.	7,873	57,844
	Hae In Corp.	4,066	18,539
	HAESUNG DS Co. Ltd.	39,224	1,806,799
*	Haesung Optics Co. Ltd.	40,849	31,351
	Haitai Confectionery & Foods Co. Ltd.	40,008	243,308
	Halla Corp.	95,968	414,620
	Halla Holdings Corp.	31,286	1,061,028
*	Han Chang Corp.	175,437	116,498
#	Han Kuk Carbon Co. Ltd.	126,255	1,156,531
	Hana Materials, Inc.	9,961	472,438
*	Hana Micron, Inc.	142,807	2,212,328
	Hana Pharm Co. Ltd.	859	13,089
*	Hanall Biopharma Co. Ltd.	89,064	1,318,346
	HanChang Paper Co. Ltd.	35,511	56,115
*	Hancom MDS, Inc.	24,878	413,081
*	Hancom WITH, Inc.	7,684	49,359
*	Hancom, Inc.	60,224	1,078,794
	Handok, Inc.	37,387	639,596
	Handsome Co. Ltd.	59,495	1,680,507
	Hanil Cement Co. Ltd.	32,697	509,628
	Hanil Holdings Co. Ltd.	47,288	488,403
	Hanil Hyundai Cement Co. Ltd.	13,956	348,594
	Hanjin Transportation Co. Ltd.	37,387	867,977
*	Hankook Corp., Inc.	955	651
*	Hankook Cosmetics Manufacturing Co. Ltd.	8,474	170,447
	Hankook Shell Oil Co. Ltd.	2,750	559,187
*	Hankook Technology, Inc.	170,580	129,963
*	Hankuk Steel Wire Co. Ltd.	9,082	30,294
	Hanla IMS Co. Ltd.	23,956	125,972
	Hanmi Semiconductor Co. Ltd.	93,166	2,960,853
	HanmiGlobal Co. Ltd.	31,164	323,914
*	Hans Biomed Corp.	32,554	316,282
#	Hansae Co. Ltd.	74,584	1,566,322
	Hansae Yes24 Holdings Co. Ltd.	45,615	237,074
	Hanshin Construction	34,347	464,249
	Hanshin Machinery Co.	91,006	247,478
	Hansol Holdings Co. Ltd.	144,162	380,655
# *	Hansol HomeDeco Co. Ltd.	255,321	325,323
	Hansol Logistics Co. Ltd.	24,534	70,143

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hansol Paper Co. Ltd.	70,349	$686,857
*	Hansol Technics Co. Ltd.	116,249	632,708
	Hanssem Co. Ltd.	4,250	259,534
	Hanwha Aerospace Co. Ltd.	103,733	4,205,220
	Hanwha Corp.	64,206	1,601,677
*	Hanwha General Insurance Co. Ltd.	233,991	694,529
*	Hanwha Investment & Securities Co. Ltd.	463,500	1,899,336
	Hanyang Eng Co. Ltd.	38,682	482,068
	Hanyang Securities Co. Ltd.	37,231	463,914
*	Harim Co. Ltd.	208,696	468,994
#	Harim Holdings Co. Ltd.	145,706	1,094,709
*	HB SOLUTION Co. Ltd.	28,101	467,029
	HB Technology Co. Ltd.	249,977	499,185
	HDC Holdings Co. Ltd.	21,797	131,219
#	HDC Hyundai Development Co. Engineering & Construction, Class E	108,214	1,333,468
	HDC Hyundai Engineering Plastics Co. Ltd.	50,887	192,148
	HDCLabs Co. Ltd.	24,719	197,616
# *	Helixmith Co. Ltd.	68,999	1,189,176
*	Heungkuk Fire & Marine Insurance Co. Ltd.	204,386	613,052
*	HFR, Inc.	17,053	439,150
	High Tech Pharm Co. Ltd.	9,245	90,435
	HIMS Co. Ltd.	3,230	23,943
#	Hite Jinro Co. Ltd.	81,194	2,005,331
#	Hitejinro Holdings Co. Ltd.	27,709	266,641
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	127,468	495,931
*	HJ Shipbuilding & Construction Co. Ltd.	111,827	661,446
# *	HLB Life Science Co. Ltd.	228,090	2,152,178
*	HLB POWER Co. Ltd.	214,635	309,277
# *	HLB Therapeutics Co. Ltd.	55,336	597,004
	HLscience Co. Ltd.	3,143	77,241
* ††	HNT Electronics Co. Ltd.	55,565	16,593
*	Home Center Holdings Co. Ltd.	427,427	407,472
*	Homecast Co. Ltd.	143,591	443,468
	HS Industries Co. Ltd.	167,709	697,574
*	HSD Engine Co. Ltd.	87,801	627,969
#	Huchems Fine Chemical Corp.	78,515	1,402,674
*	Hugel, Inc.	10,333	1,181,982
*	Humax Co. Ltd.	59,443	214,979
	Humedix Co. Ltd.	24,927	421,266
*	Huneed Technologies	34,054	208,831
#	Huons Co. Ltd.	30,924	1,126,929
	Huons Global Co. Ltd.	26,394	713,049
#	Huvis Corp.	67,616	405,441
	Huvitz Co. Ltd.	39,547	273,429
	Hwa Shin Co. Ltd.	48,675	301,294
	Hwacheon Machine Tool Co. Ltd.	4,961	129,026
# *	Hwail Pharm Co. Ltd.	150,233	267,051
	Hwangkum Steel & Technology Co. Ltd.	38,389	259,688
	Hwaseung Corp. Co. Ltd.	109,327	176,159
#	Hwaseung Enterprise Co. Ltd.	71,812	863,492
*	Hwaseung R&A Co. Ltd.	51,059	187,963
	HwaSung Industrial Co. Ltd.	41,359	504,709
	Hy-Lok Corp.	33,647	446,878
*	Hyosung Chemical Corp.	5,520	1,107,548
#	Hyosung Corp.	20,065	1,384,030
*	Hyosung Heavy Industries Corp.	9,479	421,556
	Hyosung TNC Corp.	537	190,758
	HyosungITX Co. Ltd.	14,677	211,934
*	Hyulim ROBOT Co. Ltd.	224,103	153,986

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Bioland Co. Ltd.	56,805	$721,647
	Hyundai BNG Steel Co. Ltd.	39,768	520,108
*	Hyundai Construction Equipment Co. Ltd.	54,680	1,792,251
#	Hyundai Corp.	33,018	434,546
	Hyundai Corp. Holdings, Inc.	23,971	208,475
	Hyundai Department Store Co. Ltd.	46,770	2,816,679
*	Hyundai Electric & Energy System Co. Ltd.	57,167	851,036
#	Hyundai Elevator Co. Ltd.	72,251	2,205,156
	Hyundai Energy Solutions Co. Ltd.	4,304	77,205
	Hyundai Ezwel Co. Ltd.	79,404	672,864
	Hyundai Futurenet Co. Ltd.	193,218	546,159
	Hyundai Greenfood Co. Ltd.	195,132	1,253,694
	Hyundai Home Shopping Network Corp.	25,881	1,302,863
	Hyundai HT Co. Ltd.	8,282	63,922
	Hyundai Livart Furniture Co. Ltd.	49,216	543,900
	Hyundai Marine & Fire Insurance Co. Ltd.	153,436	3,264,516
	Hyundai Motor Securities Co. Ltd.	76,683	697,175
*	Hyundai Pharmaceutical Co. Ltd.	96,966	399,634
# *	Hyundai Rotem Co. Ltd.	200,316	3,167,741
	Hyundai Wia Corp.	65,353	3,743,039
*	Hyungji Elite, Inc.	38,670	81,740
# * ††	Hyupjin Co. Ltd.	97,584	67,997
	HyVision System, Inc.	51,052	956,089
*	I&C Technology Co. Ltd.	56,987	163,152
# *	i3system, Inc.	21,257	315,975
*	iA, Inc.	1,114,285	1,095,848
	ICD Co. Ltd.	59,236	540,754
*	Icure Pharm, Inc.	10,320	116,980
	IDIS Holdings Co. Ltd.	1,320	14,097
*	IHQ, Inc.	318,701	297,971
*	Il Dong Pharmaceutical Co. Ltd.	48,363	1,300,218
	Il Sung Construction Co. Ltd.	47,826	168,978
*	Iljin Display Co. Ltd.	83,740	130,389
	Iljin Electric Co. Ltd.	81,571	315,294
#	Iljin Holdings Co. Ltd.	90,465	343,869
	Iljin Power Co. Ltd.	20,965	265,564
	Ilshin Spinning Co. Ltd.	6,452	553,933
# *	Ilshin Stone Co. Ltd.	206,774	324,781
*	ilShinbiobase Co. Ltd.	142,309	384,977
	Ilsung Pharmaceuticals Co. Ltd.	4,137	249,959
#	Ilyang Pharmaceutical Co. Ltd.	58,097	1,099,023
*	IM Co. Ltd.	4,150	23,504
	iMarketKorea, Inc.	71,877	583,206
*	INBIOGEN Co. Ltd.	72,037	154,863
	InBody Co. Ltd.	43,134	746,689
*	INCON Co. Ltd.	74,953	82,815
	Incross Co. Ltd.	17,970	666,448
*	INFAC Corp.	7,179	70,926
# *	Infinitt Healthcare Co. Ltd.	60,954	334,011
* ††	Infinity NT Co. Ltd.	414,534	225,922
*	InfoBank Corp.	9,135	144,032
	INITECH Co. Ltd.	34,978	142,789
	Innocean Worldwide, Inc.	37,823	1,573,811
*	Innometry Co. Ltd.	3,145	40,156
	InnoWireless, Inc.	20,053	639,356
	Innox Advanced Materials Co. Ltd.	60,779	2,605,486
*	Inscobee, Inc.	313,331	715,359
# *	Insun ENT Co. Ltd.	113,549	1,061,202
*	Insung Information Co. Ltd.	11,228	26,921

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Intekplus Co. Ltd.	17,565	$431,401
	Intellian Technologies, Inc.	10,922	716,610
	Intelligent Digital Integrated Security Co. Ltd.	25,863	483,012
# *	Interflex Co. Ltd.	56,427	757,276
#	Interojo Co. Ltd.	37,913	863,782
#	Interpark Corp.	241,096	882,260
	INTOPS Co. Ltd.	50,901	1,684,663
# *	iNtRON Biotechnology, Inc.	80,956	1,206,265
	Inzi Controls Co. Ltd.	13,489	163,743
	INZI Display Co. Ltd.	20,792	47,707
# *	Iones Co. Ltd.	71,025	593,242
#	IS Dongseo Co. Ltd.	58,796	2,339,694
	ISC Co. Ltd.	45,161	1,240,195
	i-SENS, Inc.	40,666	950,975
	ISU Chemical Co. Ltd.	85,119	920,932
*	IsuPetasys Co. Ltd.	155,641	886,331
	It's Hanbul Co. Ltd.	23,665	281,276
*	Jahwa Electronics Co. Ltd.	50,494	975,105
	JASTECH Ltd.	25,309	134,656
*	Jayjun Cosmetic Co. Ltd.	112,534	82,910
	JB Financial Group Co. Ltd.	490,074	3,342,767
	JC Chemical Co. Ltd.	11,668	84,368
	JC Hyun System, Inc.	50,883	261,382
*	Jcontentree Corp.	23,701	1,191,341
	Jeil Pharmaceutical Co. Ltd.	6,391	146,685
	Jeju Beer Co. Ltd.	11,206	19,365
*	Jeju Semiconductor Corp.	124,855	571,456
# *	Jeongsan Aikang Co. Ltd.	126,662	195,190
	Jinro Distillers Co. Ltd.	7,784	195,856
	Jinsung T.E.C.	46,797	366,917
	JLS Co. Ltd.	45,466	276,018
*	JNK Heaters Co. Ltd.	62,635	266,158
*	JNTC Co. Ltd.	6,949	39,438
*	JoyCity Corp.	50,434	350,732
	JS Corp.	2,456	47,035
# *	Jusung Engineering Co. Ltd.	150,563	2,777,902
	JVM Co. Ltd.	22,169	267,152
#	JW Holdings Corp.	180,363	479,321
	JW Life Science Corp.	33,821	365,043
#	JW Pharmaceutical Corp.	61,892	1,002,689
*	JW Shinyak Corp.	62,573	207,070
	JYP Entertainment Corp.	111,262	3,897,476
# *	Kanglim Co. Ltd.	152,155	216,268
	Kangnam Jevisco Co. Ltd.	14,797	308,866
*	Kangstem Biotech Co. Ltd.	87,134	215,397
#	KAON Media Co. Ltd.	57,314	705,340
	KC Co. Ltd.	29,654	469,910
	KC Green Holdings Co. Ltd.	54,160	180,365
	KC Tech Co. Ltd.	48,189	817,543
	KCC Engineering & Construction Co. Ltd.	27,419	186,727
	KCC Glass Corp.	30,162	1,488,219
	KCI Ltd.	23,655	163,184
	KCTC	25,319	108,286
# *	KEC Corp.	384,550	1,016,555
#	KEPCO Plant Service & Engineering Co. Ltd.	62,736	1,711,487
*	KEYEAST Co. Ltd.	58,751	537,348
	KG Chemical Corp.	14,892	334,387
	KG Dongbu Steel Co. Ltd.	6,906	57,127
	Kginicis Co. Ltd.	68,720	1,011,436

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KGMobilians Co. Ltd.	78,729	$587,422
*	KH Electron Co. Ltd.	208,977	106,346
# *	KH FEELUX Co. Ltd.	370,756	646,580
# *	KH Vatec Co. Ltd.	64,504	1,235,534
*	KineMaster Corp.	17,345	221,463
	KINX, Inc.	13,780	636,257
*	KISCO Corp.	70,679	447,824
*	KISCO Holdings Co. Ltd.	38,757	461,663
	KISWIRE Ltd.	40,438	670,840
	KleanNara Co. Ltd.	9,110	31,693
	KL-Net Corp.	61,091	167,820
*	KM Corp.	36,082	231,504
*	KMH Co. Ltd.	76,111	438,513
*	KMW Co. Ltd.	61,705	1,683,954
	Knotus Co. Ltd.	2,139	46,172
	Kocom Co. Ltd.	30,712	150,532
#	Koentec Co. Ltd.	88,341	587,571
	Koh Young Technology, Inc.	228,660	3,937,813
#	Kolmar BNH Co. Ltd.	39,096	965,609
	Kolmar Korea Co. Ltd.	59,251	1,735,806
	Kolmar Korea Holdings Co. Ltd.	32,252	471,576
	Kolon Corp.	27,737	702,811
	Kolon Global Corp.	24,884	400,066
*	Kolon Industries, Inc.	67,254	3,497,153
*	Kolon Plastic, Inc.	60,456	522,615
	Komelon Corp.	21,175	169,169
#	KoMiCo Ltd.	25,835	1,229,960
# *	KONA I Co. Ltd.	23,792	565,905
	Kopla Co. Ltd.	76,189	545,875
#	Korea Alcohol Industrial Co. Ltd.	55,418	489,411
	Korea Asset In Trust Co. Ltd.	224,785	674,201
	Korea Cast Iron Pipe Industries Co. Ltd.	50,364	362,143
*	Korea Circuit Co. Ltd.	48,473	1,217,659
	Korea District Heating Corp.	11,206	331,833
	Korea Electric Terminal Co. Ltd.	23,501	1,278,099
	Korea Electronic Certification Authority, Inc.	76,475	530,588
	Korea Electronic Power Industrial Development Co. Ltd.	62,193	523,589
	Korea Export Packaging Industrial Co. Ltd.	5,621	106,055
	Korea Flange Co. Ltd.	70,591	149,096
*	Korea Information & Communications Co. Ltd.	24,722	181,188
	Korea Information Certificate Authority, Inc.	13,920	71,610
*	Korea Line Corp.	710,410	1,286,276
#	Korea Petrochemical Ind Co. Ltd.	13,264	1,674,803
	Korea Pharma Co. Ltd.	10,327	316,453
	Korea Real Estate Investment & Trust Co. Ltd.	606,186	1,189,239
#	Korea United Pharm, Inc.	37,448	1,443,312
	Korean Reinsurance Co.	346,709	2,949,606
	Kortek Corp.	40,078	325,636
*	KOSES Co. Ltd.	17,598	171,628
# *	KPM Tech Co. Ltd.	322,949	237,021
*	KPS Corp.	6,435	55,670
	KPX Chemical Co. Ltd.	8,847	372,612
*	KSIGN Co. Ltd.	220,369	439,869
	KSS LINE Ltd.	64,518	607,922
*	KT Alpha Co. Ltd.	71,847	367,539
	KT Skylife Co. Ltd.	93,341	635,185
#	KT Submarine Co. Ltd.	57,228	257,100
	KTB Investment & Securities Co. Ltd.	186,301	775,933
	KTCS Corp.	129,498	234,756

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Ktis Corp.	123,991	$225,859
*	Kuk Young G&M	144,578	188,487
	Kukbo Design Co. Ltd.	13,600	212,013
	Kukdo Chemical Co. Ltd.	14,435	656,866
	Kukdong Corp.	82,010	154,897
#	Kukdong Oil & Chemicals Co. Ltd.	76,171	229,739
# *	Kuk-il Paper Manufacturing Co. Ltd.	412,206	1,231,030
	Kukjeon Pharmaceutical Co. Ltd.	52,920	379,327
*	Kum Yang Co. Ltd.	95,714	376,985
*	Kumho HT, Inc.	151,043	211,366
*	Kumho Tire Co., Inc.	374,678	1,268,429
	KUMHOE&C Co. Ltd.	78,814	665,768
	Kumkang Kind Co. Ltd.	62,740	416,210
	Kwang Dong Pharmaceutical Co. Ltd.	145,493	804,686
	Kwang Myung Electric Co. Ltd.	152,224	295,072
# *	Kyeryong Construction Industrial Co. Ltd.	31,006	811,632
	Kyobo Securities Co. Ltd.	73,316	483,180
	Kyochon F&B Co. Ltd.	5,482	62,180
	Kyongbo Pharmaceutical Co. Ltd.	47,471	340,815
	Kyung Dong Navien Co. Ltd.	28,683	1,169,264
*	Kyung Nam Pharm Co. Ltd.	4,697	16,389
	Kyung Nong Corp.	15,142	148,298
	Kyungbang Co. Ltd.	47,694	561,001
*	Kyungchang Industrial Co. Ltd.	22,506	60,591
	KyungDong City Gas Co. Ltd.	14,614	254,410
	Kyungdong Pharm Co. Ltd.	73,304	622,267
	Kyung-In Synthetic Corp.	138,849	675,312
#	L&C Bio Co. Ltd.	26,347	704,649
*	LabGenomics Co. Ltd.	26,762	590,325
*	Lake Materials Co. Ltd.	79,631	320,226
	LaonPeople, Inc.	8,758	103,115
#	LB Semicon, Inc.	123,116	1,264,689
	LEADCORP, Inc.	75,183	476,082
*	Leaders Cosmetics Co. Ltd.	620	1,376
	Lee Ku Industrial Co. Ltd.	11,978	34,843
	LEENO Industrial, Inc.	4,805	745,616
*	Leenos Corp.	77,202	67,976
	LF Corp.	73,656	971,305
	LG HelloVision Co. Ltd.	116,618	455,829
#	LIG Nex1 Co. Ltd.	44,282	2,172,209
	Lion Chemtech Co. Ltd.	33,546	218,981
*	LMS Co. Ltd.	20,005	129,197
# *	Lock & Lock Co. Ltd.	79,354	672,039
# *	Longtu Korea, Inc.	75,734	452,576
	LOT Vacuum Co. Ltd.	45,136	602,701
	Lotte Chilsung Beverage Co. Ltd.	14,046	1,741,719
	Lotte Confectionery Co. Ltd.	3,207	313,180
*	Lotte Data Communication Co.	2,515	77,124
	LOTTE Fine Chemical Co. Ltd.	75,019	4,312,909
	Lotte Food Co. Ltd.	1,943	515,349
	LOTTE Himart Co. Ltd.	41,604	739,735
*	Lotte Non-Life Insurance Co. Ltd.	226,584	282,371
#	LS Cable & System Asia Ltd.	42,484	267,927
#	LS Corp.	37,571	1,582,964
	LS Electric Co. Ltd.	36,315	1,499,144
*	Lutronic Corp.	80,871	1,254,872
*	LVMC Holdings	235,121	641,386
	LX Hausys Ltd.	27,474	1,280,629
	LX International Corp.	115,634	2,371,358

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LX Semicon Co. Ltd.	43,614	$5,000,621
	Macrogen, Inc.	2,147	44,300
*	Maeil Dairies Co. Ltd.	4,652	262,993
*	Maeil Holdings Co. Ltd.	22,787	169,095
	MAKUS, Inc.	2,286	14,686
*	Maniker Co. Ltd.	170,822	165,260
#	Mcnex Co. Ltd.	53,018	2,313,745
	ME2ON Co. Ltd.	105,695	524,920
#	Mediana Co. Ltd.	46,093	247,532
*	MEDICOX Co. Ltd.	133,178	97,915
# * ††	Medience Co. Ltd.	53,361	51,458
*	Medifron DBT Co. Ltd.	31,811	59,158
# *	Medipost Co. Ltd.	50,463	753,162
# *	Medy-Tox, Inc.	15,791	1,537,564
# *	Meerecompany, Inc.	18,983	429,144
# *	MegaStudy Co. Ltd.	34,794	332,633
*	MegaStudyEdu Co. Ltd.	32,890	2,270,412
	MEKICS Co. Ltd.	45,311	328,573
	Meritz Fire & Marine Insurance Co. Ltd.	10,282	396,038
	META BIOMED Co. Ltd.	73,413	169,951
*	Mgame Corp.	63,334	476,894
	Mi Chang Oil Industrial Co. Ltd.	3,145	191,160
*	MiCo BioMed Co. Ltd.	19,310	131,769
*	MiCo Ltd.	120,402	1,221,038
	Minwise Co. Ltd.	34,635	519,684
	Mirae Asset Life Insurance Co. Ltd.	256,981	794,946
	Mirae Asset Venture Investment Co. Ltd.	30,425	200,040
*	Mirae Corp.	7,396	74,683
	Miwon Chemicals Co. Ltd.	3,853	246,325
	Miwon Commercial Co. Ltd.	5,072	767,440
	Miwon Specialty Chemical Co. Ltd.	5,988	1,016,749
*	MK Electron Co. Ltd.	58,548	761,214
	MNTech Co. Ltd.	82,096	467,381
*	Mobile Appliance, Inc.	130,954	428,417
# *	MOM'S TOUCH&Co.	89,136	461,024
	Monalisa Co. Ltd.	80,698	232,206
#	MonAmi Co. Ltd.	59,430	199,781
	Moorim P&P Co. Ltd.	100,356	320,763
	Moorim Paper Co. Ltd.	91,551	170,545
#	Motonic Corp.	40,895	314,058
*	Motrex Co. Ltd.	38,703	196,713
*	MP Daesan, Inc.	151,072	90,434
	mPlus Corp.	15,452	297,126
	Mr Blue Corp.	11,243	76,779
# *	MS Autotech Co. Ltd.	120,025	557,208
	Muhak Co. Ltd.	54,936	361,651
	Multicampus Co. Ltd.	10,364	366,197
*	MyungMoon Pharm Co. Ltd.	125,772	415,164
*	N2Tech Co. Ltd.	34,563	46,908
#	Nam Hwa Construction Co. Ltd.	30,178	200,812
#	Namhae Chemical Corp.	91,931	685,020
*	NamKwang Engineering & Construction Co. Ltd.	2,218	20,689
*	Namsun Aluminum Co. Ltd.	285,935	515,146
	Namsung Corp.	29,086	69,829
*	Namu Tech Co. Ltd.	35,000	71,501
*	Namuga Co. Ltd.	36,468	378,288
	Namyang Dairy Products Co. Ltd.	1,212	379,878
*	NanoenTek, Inc.	88,357	605,665
# *	Nanos Co. Ltd.	22,823	84,446

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Nasmedia Co. Ltd.	18,911	$424,994
*	Nat Games Co. Ltd.	21,949	308,329
# *	Nature & Environment Co. Ltd.	396,374	400,068
*	NDFOS Co. Ltd.	16,993	122,051
	NeoPharm Co. Ltd.	21,714	421,308
*	Neowiz	54,508	1,200,027
*	Neowiz Holdings Corp.	19,937	1,103,810
# *	NEPES Corp.	72,193	1,921,987
	Newtree Co. Ltd.	3,735	59,750
	Nexen Corp.	108,320	372,405
#	Nexen Tire Corp.	151,470	794,662
# *	Nexon GT Co. Ltd.	31,371	462,863
*	NEXT BT Co. Ltd.	86,030	92,720
# *	Next Entertainment World Co. Ltd.	74,614	846,383
	NextEye Co. Ltd.	197,968	215,370
*	Nexturnbioscience Co. Ltd.	45,576	181,512
*	NHN BUGS Corp.	6,462	65,997
*	NHN Corp.	55,266	1,593,915
# *	NHN KCP Corp.	95,522	1,941,160
	NICE Holdings Co. Ltd.	80,490	1,135,620
	Nice Information & Telecommunication, Inc.	24,134	544,031
#	NICE Information Service Co. Ltd.	140,145	2,208,543
	NICE Total Cash Management Co. Ltd.	64,820	273,168
*	NK Co. Ltd.	285,626	225,864
	Nong Shim Holdings Co. Ltd.	9,009	556,639
	Nong Woo Bio Co. Ltd.	33,634	281,534
	NongShim Co. Ltd.	8,493	2,292,287
	Noroo Holdings Co. Ltd.	9,344	91,799
	NOROO Paint & Coatings Co. Ltd.	39,524	361,164
	NOVAREX Co. Ltd.	5,141	163,007
	NPC	66,771	467,487
	NS Shopping Co. Ltd.	61,077	602,890
*	NSN Co. Ltd.	15,112	12,010
*	nTels Co. Ltd.	37,498	261,121
# *	Nuintek Co. Ltd.	12,734	40,066
*	NUVOTEC Co. Ltd.	153,125	144,007
*	Oceanbridge Co. Ltd.	19,278	215,962
	Okong Corp.	14,342	46,095
*	Omnisystem Co. Ltd.	171,440	307,227
	Openbase, Inc.	117,833	329,066
	Opto Device Technology Co. Ltd.	29,480	188,083
#	OptoElectronics Solutions Co. Ltd.	33,668	814,577
*	OPTRON-TEC, Inc.	95,250	637,855
# *	Orbitech Co. Ltd.	93,260	440,673
*	Orientbio, Inc.	437,273	437,587
#	Orion Holdings Corp.	95,539	1,124,208
*	OSANGJAIEL Co. Ltd.	31,541	182,676
	Osstem Implant Co. Ltd.	45,048	5,332,517
# *	Osung Advanced Materials Co. Ltd.	258,797	501,195
#	Ottogi Corp.	3,257	1,187,793
#	Paik Kwang Industrial Co. Ltd.	128,714	455,208
*	Pan Entertainment Co. Ltd.	13,359	51,065
*	PANAGENE, Inc.	24,893	89,755
	Pang Rim Co. Ltd.	101,740	231,040
*	Pan-Pacific Co. Ltd.	119,402	208,543
# *	Paradise Co. Ltd.	125,164	1,595,433
#	Park Systems Corp.	3,580	363,768
#	Partron Co. Ltd.	162,701	1,784,251
	Paseco Co. Ltd.	7,922	155,455

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	People & Technology, Inc.	45,616	$1,541,857
*	Peptron, Inc.	7,294	54,846
	PHA Co. Ltd.	39,595	306,534
# *	PharmaResearch Co. Ltd.	21,005	1,341,089
*	PharmGen Science, Inc.	68,340	555,459
*	Pharmicell Co. Ltd.	161,353	1,384,731
*	Philoptics Co. Ltd.	4,719	36,428
*	Philosys Healthcare Co. Ltd.	94,841	135,483
# *	PI Advanced Materials Co. Ltd.	60,835	2,105,065
*	Playgram Co. Ltd.	61,595	124,559
	PLAYWITH, Inc.	7,511	66,085
*	Point Engineering Co. Ltd.	24,538	62,184
*	Polaris Office Corp.	24,639	39,328
*	POLARIS WORKS, Inc.	11,295	14,057
* ††	POLUS BioPharm, Inc.	42,209	8,042
#	Poongsan Corp.	77,359	1,939,622
	Poongsan Holdings Corp.	26,475	610,823
	POSCO Coated & Color Steel Co. Ltd.	3,402	144,949
#	Posco ICT Co. Ltd.	229,249	1,143,325
	Posco M-Tech Co. Ltd.	108,798	646,757
*	Power Logics Co. Ltd.	99,612	588,536
# *	Prostemics Co. Ltd.	64,485	140,028
#	Protec Co. Ltd.	19,624	550,019
	PS TEC Co. Ltd.	41,635	159,051
	PSK, Inc.	41,608	1,621,361
	Pulmuone Co. Ltd.	40,997	559,742
*	Puloon Technology, Inc.	4,603	35,120
	Pungkuk Alcohol Industry Co. Ltd.	23,801	297,198
	QSI Co. Ltd.	3,313	56,035
*	RaonSecure Co. Ltd.	159,690	459,542
*	Ray Co. Ltd/KR	18,972	393,813
*	Rayence Co. Ltd.	21,966	207,475
* ††	Redrover Co. Ltd.	111,853	31,837
	Remed Co. Ltd.	8,127	139,696
#	Reyon Pharmaceutical Co. Ltd.	28,614	687,685
#	RFHIC Corp.	71,961	1,853,168
*	RFTech Co. Ltd.	114,269	509,242
*	RN2 Technologies Co. Ltd.	4,934	49,848
*	Robostar Co. Ltd.	29,213	562,303
*	Robotis Co. Ltd.	9,311	194,310
*	Rorze Systems Corp.	12,806	56,392
#	Rsupport Co. Ltd.	59,819	353,132
*	S Net Systems, Inc.	47,161	270,992
#	S&S Tech Corp.	63,053	1,699,319
*	S.Y. Co. Ltd.	134,827	377,769
	Sajo Industries Co. Ltd.	10,543	380,263
	Sajodaerim Corp.	2,580	56,697
*	Sajodongaone Co. Ltd.	29,518	26,348
*	Sam Chun Dang Pharm Co. Ltd.	51,850	1,520,323
# *	SAM KANG M&T Co. Ltd.	101,098	1,432,433
	Sam Young Electronics Co. Ltd.	45,179	407,896
#	Sam Yung Trading Co. Ltd.	77,883	891,961
*	Sambo Corrugated Board Co. Ltd.	7,239	84,516
*	Sambo Motors Co. Ltd.	41,637	186,518
*	Sambu Engineering & Construction Co. Ltd.	297,390	383,589
	Samchully Co. Ltd.	8,683	683,915
# *	Samchuly Bicycle Co. Ltd.	32,237	298,113
#	Samho Development Co. Ltd.	75,689	289,508
*	SAMHWA NETWORKS Co. Ltd.	18,437	54,882

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SAMHWA Paints Industrial Co. Ltd.	47,612	$327,209
	Samick Musical Instruments Co. Ltd.	235,828	323,152
#	Samick THK Co. Ltd.	39,009	414,437
#	Samil Pharmaceutical Co. Ltd.	43,326	274,769
	Samji Electronics Co. Ltd.	37,339	329,776
	Samjin LND Co. Ltd.	98,862	236,844
	Samjin Pharmaceutical Co. Ltd.	40,194	842,570
*	Samkee Corp.	55,391	217,339
*	Sammok S-Form Co. Ltd.	20,374	240,680
#	SAMPYO Cement Co. Ltd.	125,588	542,768
*	Samsung Pharmaceutical Co. Ltd.	261,953	900,822
	Samsung Publishing Co. Ltd.	21,010	458,866
	SAMT Co. Ltd.	231,538	779,368
	Samwha Capacitor Co. Ltd.	33,372	1,838,274
	Samwha Electric Co. Ltd.	18,167	431,265
	Samyang Corp.	14,713	763,530
	Samyang Foods Co. Ltd.	14,950	1,065,090
	Samyang Holdings Corp.	15,300	1,119,378
	Samyang Packaging Corp.	1,872	36,351
	Samyang Tongsang Co. Ltd.	5,256	246,308
*	Samyoung Chemical Co. Ltd.	30,650	86,085
# *	Sang-A Frontec Co. Ltd.	37,243	1,272,683
*	Sangbo Corp.	112,085	172,393
	Sangsangin Co. Ltd.	137,397	1,062,363
	Sangsin Energy Display Precision Co. Ltd.	47,374	594,290
	SaraminHR Co. Ltd.	27,663	904,573
	Satrec Initiative Co. Ltd.	26,747	900,929
	SAVEZONE I&C Corp.	84,187	203,427
*	SBI Investment Korea Co. Ltd.	442,856	523,767
# *	SBW	962,183	518,340
*	SC Engineering Co. Ltd.	8,000	16,548
	SCI Information Service, Inc.	18,181	48,230
*	S-Connect Co. Ltd.	216,419	284,882
# *	SDN Co. Ltd.	224,182	314,085
	Seah Besteel Corp.	51,280	652,529
	SeAH Holdings Corp.	3,283	282,176
	SeAH Steel Corp.	5,175	420,144
	SeAH Steel Holdings Corp.	6,517	573,566
	Sebang Co. Ltd.	50,005	455,779
#	Sebang Global Battery Co. Ltd.	23,610	1,232,633
	Secuve Co. Ltd.	194,895	218,314
*	Segyung Hitech Co. Ltd.	5,861	122,992
	Sejin Heavy Industries Co. Ltd.	37,619	221,313
	Sejong Industrial Co. Ltd.	53,849	327,853
*	Sejong Telecom, Inc.	1,627,463	699,993
*	Sekonix Co. Ltd.	47,555	442,215
*	Selvas AI, Inc.	90,028	682,984
	Sempio Foods Co.	9,932	353,184
	Semyung Electric Machinery Co. Ltd.	8,458	28,613
*	S-Energy Co. Ltd.	75,802	239,427
#	Seobu T&D	131,892	984,121
	Seohan Co. Ltd.	356,090	434,282
# *	Seojin System Co. Ltd.	26,928	892,044
*	Seoul Auction Co. Ltd.	41,464	795,607
	Seoul City Gas Co. Ltd.	1,301	187,629
*	Seoul Food Industrial Co. Ltd.	1,520,855	362,950
# *	Seoul Pharma Co. Ltd.	22,356	120,009
#	Seoul Semiconductor Co. Ltd.	176,111	2,225,405
#	Seoul Viosys Co. Ltd.	14,378	142,356

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
# *	Seoulin Bioscience Co. Ltd.	29,361	$397,755
# *	Seowon Co. Ltd.	125,696	186,337
	SEOWONINTECH Co. Ltd.	30,564	151,432
#	Seoyon Co. Ltd.	56,279	563,106
	Seoyon E-Hwa Co. Ltd.	37,029	206,040
	Settle Bank, Inc.	7,138	162,755
	Sewha P&C, Inc.	69,084	86,085
*	Sewon E&C Co. Ltd.	518,090	455,700
††	Sewon Precision Industry Co. Ltd.	25,563	32,166
	Sewoon Medical Co. Ltd.	96,699	286,953
	SFA Engineering Corp.	76,314	2,184,060
# *	SFA Semicon Co. Ltd.	312,295	1,751,309
*	S-Fuelcell Co. Ltd.	7,593	136,122
*	SG Corp.	525,085	285,880
	SGC e Tec E&C Co. Ltd.	6,275	287,720
*	SH Energy & Chemical Co. Ltd.	396,837	300,472
	Shin Heung Energy & Electronics Co. Ltd.	8,995	427,617
#	Shin Poong Pharmaceutical Co. Ltd.	86,375	1,748,031
	Shindaeyang Paper Co. Ltd.	7,433	550,773
#	Shinil Electronics Co. Ltd.	281,602	479,784
	Shinsegae Engineering & Construction Co. Ltd.	11,416	295,650
*	Shinsegae Food Co. Ltd.	6,181	388,208
# *	Shinsegae International, Inc.	8,418	848,522
*	Shinsegae, Inc.	367	72,034
*	Shinsung Delta Tech Co. Ltd.	39,219	472,353
*	Shinsung E&G Co. Ltd.	610,324	899,596
# *	Shinsung Tongsang Co. Ltd.	217,640	607,727
	Shinwha Intertek Corp.	111,797	270,430
*	Shinwon Corp.	193,213	334,722
	Shinyoung Securities Co. Ltd.	17,764	890,443
*	Showbox Corp.	131,610	505,484
*	Signetics Corp.	215,282	419,487
#	SIGONG TECH Co. Ltd.	41,291	200,879
#	Silla Co. Ltd.	28,011	286,203
*	Simmtech Co. Ltd.	66,827	2,695,004
	SIMPAC, Inc.	57,924	293,869
*	Sindoh Co. Ltd.	20,480	542,012
	Sinil Pharm Co. Ltd.	3,891	29,962
*	SinSin Pharmaceutical Co. Ltd.	32,598	147,739
*	SJ Group Co. Ltd.	8,579	150,201
	SK D&D Co. Ltd.	37,022	822,048
	SK Discovery Co. Ltd.	45,091	1,488,971
	SK Gas Ltd.	8,403	820,525
	SK Networks Co. Ltd.	555,028	2,101,923
*	SK Rent A Car Co. Ltd.	13,962	108,583
	SK Securities Co. Ltd.	1,565,733	1,148,099
	SL Corp.	62,074	1,394,333
*	SM Culture & Contents Co. Ltd.	211,274	566,790
# *	SM Entertainment Co. Ltd.	77,653	3,886,438
*	SM Life Design Group Co. Ltd.	94,956	184,013
*	S-MAC Co. Ltd.	949,135	588,141
	SMCore, Inc.	57,045	311,754
*	SMEC Co. Ltd.	110,311	165,560
	SNT Dynamics Co. Ltd.	47,745	319,658
	SNT Energy Co. Ltd.	10,631	149,102
	SNT Holdings Co. Ltd.	27,174	359,884
#	SNT Motiv Co. Ltd.	36,465	1,342,146
*	SNU Precision Co. Ltd.	96,862	258,829
*	Solborn, Inc.	54,990	213,226

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Solid, Inc.	235,744	$1,137,455
	Songwon Industrial Co. Ltd.	63,622	1,050,096
# *	Sonokong Co. Ltd.	81,520	162,024
	Soosan Heavy Industries Co. Ltd.	50,388	103,013
	Soulbrain Co. Ltd.	11,324	2,345,955
*	Soulbrain Holdings Co. Ltd.	19,846	486,427
	SPC Samlip Co. Ltd.	9,303	545,350
	Speco Co. Ltd.	10,580	49,744
#	SPG Co. Ltd.	47,728	491,800
# *	Spigen Korea Co. Ltd.	14,703	493,729
* ††	Ssangyong Motor Co.	208,506	89,832
*	ST Pharm Co. Ltd.	33,206	2,962,047
	STIC Investments, Inc.	131,059	1,117,712
*	Straffic Co. Ltd.	51,442	173,606
*	STX Heavy Industries Co. Ltd.	5,234	19,223
*	Sugentech, Inc.	18,435	296,367
	Suheung Co. Ltd.	23,333	768,898
	Sun Kwang Co. Ltd.	17,965	923,219
*	SundayToz Corp.	21,764	481,181
	Sung Bo Chemicals Co. Ltd.	39,494	118,576
	Sung Kwang Bend Co. Ltd.	78,730	528,792
*	Sungchang Enterprise Holdings Ltd.	220,174	419,162
	Sungdo Engineering & Construction Co. Ltd.	38,063	153,882
#	Sungshin Cement Co. Ltd.	80,982	1,074,994
	Sungwoo Hitech Co. Ltd.	215,146	923,893
#	Sunjin Co. Ltd.	54,492	479,543
*	Sunny Electronics Corp.	173,358	550,518
*	Suprema, Inc.	21,234	402,599
	SV Investment Corp.	106,865	343,827
*	Synergy Innovation Co. Ltd.	105,399	341,152
*	Synopex, Inc.	287,404	573,158
	Systems Technology, Inc.	47,722	729,710
	Tae Kyung Industrial Co. Ltd.	48,311	263,998
	Taekwang Industrial Co. Ltd.	1,242	1,041,820
	Taekyung BK Co. Ltd.	17,292	61,992
* ††	Taewoong Co. Ltd.	56,071	109,014
#	Taeyoung Engineering & Construction Co. Ltd.	85,762	749,323
# *	Taihan Electric Wire Co. Ltd.	1,075,469	1,570,158
*	Taihan Fiberoptics Co. Ltd.	263,248	464,612
*	Taihan Textile Co. Ltd.	2,843	113,722
*	Tailim Packaging Co. Ltd.	63,432	203,605
	TechWing, Inc.	64,250	1,100,312
*	Tego Science, Inc.	8,146	114,844
# *	Telcon RF Pharmaceutical, Inc.	277,957	509,483
*	Telechips, Inc.	41,190	752,253
*	TERA SCIENCE Co. Ltd.	59,287	98,453
	TES Co. Ltd.	60,845	1,295,217
# *	Theragen Etex Co. Ltd.	132,888	573,758
# *	Thinkware Systems Corp.	27,004	437,695
# *	TK Chemical Corp.	101,103	447,299
*	TK Corp.	68,567	599,429
*	TOBESOFT Co. Ltd.	19,357	25,158
*	Tokai Carbon Korea Co. Ltd.	21,692	2,356,667
	Tongyang Life Insurance Co. Ltd.	179,755	896,910
#	Tongyang, Inc.	631,216	687,939
*	Tonymoly Co. Ltd.	5,579	15,611
*	Top Engineering Co. Ltd.	52,518	305,632
#	Toptec Co. Ltd.	101,155	710,425
*	Tovis Co. Ltd.	56,715	468,207

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	TS Corp.	172,533	$395,223
*	Tuksu Construction Co. Ltd.	19,294	178,537
*	TY Holdings Co. Ltd.	103,883	2,039,756
	TYM Corp.	469,563	590,453
#	UBCare Co. Ltd.	109,033	586,231
#	Ubiquoss Holdings, Inc.	34,251	461,308
	Ubiquoss, Inc.	27,583	461,888
#	Uju Electronics Co. Ltd.	27,556	744,986
	Uni-Chem Co. Ltd.	242,858	251,467
*	Unick Corp.	62,601	280,565
	Unid Co. Ltd.	20,558	1,440,499
	Union Materials Corp.	28,259	65,730
#	Union Semiconductor Equipment & Materials Co. Ltd.	97,536	1,107,198
	Uniquest Corp.	58,434	559,757
# *	Unison Co. Ltd.	106,153	221,019
*	Unitekno Co. Ltd.	35,122	242,944
*	UniTest, Inc.	72,200	1,822,253
	UTI, Inc.	20,721	243,033
	V One Tech Co. Ltd.	2,367	19,508
*	Value Added Technology Co. Ltd.	33,052	913,784
*	Very Good Tour Co. Ltd.	12,283	134,697
	Viatron Technologies, Inc.	49,775	412,095
*	VICTEK Co. Ltd.	91,039	413,157
*	Vidente Co. Ltd.	35,339	443,680
	Vieworks Co. Ltd.	32,908	1,136,095
*	Vina Tech Co. Ltd.	9,178	295,283
#	Visang Education, Inc.	28,996	167,369
	Vitzro Tech Co. Ltd.	13,726	99,461
	Vitzrocell Co. Ltd.	58,708	696,977
# * ††	VitzroSys Co. Ltd.	4,135	4,631
*	Vivien Corp.	30,093	64,400
*	Vivozon Healthcare, Inc.	127,653	96,175
*	VT GMP Co. Ltd.	42,957	240,516
	Webcash Corp.	13,826	275,254
# *	Webzen, Inc.	56,800	1,062,535
*	Welcron Co. Ltd.	124,810	409,877
*	Wellbiotec Co. Ltd.	37,956	48,003
# *	Wemade Co. Ltd.	85,510	8,612,471
	Whanin Pharmaceutical Co. Ltd.	49,398	685,935
*	WI Co. Ltd.	76,696	71,748
	Wiable Corp.	50,709	110,206
*	WillBes & Co.	251,810	279,046
#	Winix, Inc.	37,501	572,688
*	Winpac, Inc.	16,190	25,440
	Wins Co. Ltd.	26,610	322,773
#	WiSoL Co. Ltd.	84,111	751,041
*	WIZIT Co. Ltd.	395,737	405,363
*	WONIK CUBE Corp.	58,473	139,119
# *	Wonik Holdings Co. Ltd.	180,323	702,529
	WONIK IPS Co. Ltd.	71,589	2,362,556
#	Wonik Materials Co. Ltd.	27,417	837,335
*	Wonik Pne Co. Ltd.	42,476	1,033,959
# *	Wonik QnC Corp.	62,589	1,352,872
*	Wonpung Mulsan Co. Ltd.	12,366	9,707
	Woojin Plaimm Co. Ltd.	3,881	14,916
	Woojin, Inc.	5,687	36,788
# *	Woongjin Co. Ltd.	9,674	15,281
*	Woongjin Thinkbig Co. Ltd.	16,926	40,225
*	Wooree Bio Co. Ltd.	12,108	35,081

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Woori Investment Bank Co. Ltd.	1,694,201	$1,149,377
# *	Woori Technology, Inc.	601,518	967,285
* ††	Wooriro Co. Ltd.	16,683	9,912
*	Woorison F&G Co. Ltd.	163,424	280,820
*	Woory Industrial Co. Ltd.	26,975	432,631
# *	Woosu AMS Co. Ltd.	106,413	357,034
#	WooSung Feed Co. Ltd.	8,721	184,975
# *	Woowon Development Co. Ltd.	34,932	132,062
*	Worldex Industry & Trading Co. Ltd.	49,210	1,133,736
	Y G-1 Co. Ltd.	71,199	490,725
# *	Y2 Solution Co. Ltd.	88,983	36,907
*	Yapex, Inc.	150,589	168,431
	YAS Co. Ltd.	1,670	22,393
# *	YBM NET, Inc.	18,867	100,191
*	Y-entec Co. Ltd.	25,880	288,656
	Yeong Hwa Metal Co. Ltd.	44,151	53,156
*	Yest Co. Ltd.	54,484	572,512
*	YG Entertainment, Inc.	46,410	1,945,610
*	YG PLUS	63,361	334,490
*	YIK Corp.	98,562	465,455
*	YJM Games Co. Ltd.	191,657	494,043
	YMC Co. Ltd.	56,569	304,586
*	YMT Co. Ltd.	19,799	327,443
*	Yonwoo Co. Ltd.	12,390	208,546
	Yoosung Enterprise Co. Ltd.	80,477	185,141
	Youlchon Chemical Co. Ltd.	39,174	736,987
	Young Poong Corp.	795	411,741
	Young Poong Precision Corp.	42,425	313,087
*	Youngone Corp.	34,250	1,334,152
	Youngone Holdings Co. Ltd.	23,895	977,174
*	YoungWoo DSP Co. Ltd.	125,945	215,389
	YTN Co. Ltd.	73,837	209,763
	Yuanta Securities Korea Co. Ltd.	350,877	1,028,480
	YuHwa Securities Co. Ltd.	96,255	200,562
# *	Yungjin Pharmaceutical Co. Ltd.	387,964	1,528,865
	Yuyu Pharma, Inc.	8,551	49,200
*	Zeus Co. Ltd.	28,507	560,171
	Zinus, Inc.	26,920	1,507,274
TOTAL SOUTH KOREA			701,857,224
TAIWAN — (17.4%)
#	ABC Taiwan Electronics Corp.	300,977	250,754
	Abico Avy Co. Ltd.	474,841	427,800
#	Ability Enterprise Co. Ltd.	926,293	928,308
# *	Ability Opto-Electronics Technology Co. Ltd.	262,776	671,915
#	Abnova Corp.	34,000	56,965
#	AcBel Polytech, Inc.	1,565,599	1,842,448
#	ACES Electronic Co. Ltd.	420,822	714,963
*	Acon Holding, Inc.	801,000	323,492
	Acter Group Corp. Ltd.	184,490	1,470,193
	Action Electronics Co. Ltd.	729,000	338,108
#	ADATA Technology Co. Ltd.	908,879	2,808,577
#	Addcn Technology Co. Ltd.	111,564	919,454
#	Advanced Ceramic X Corp.	166,000	1,907,063
#	Advanced International Multitech Co. Ltd.	453,000	1,324,463
# *	Advanced Optoelectronic Technology, Inc.	457,000	440,470
#	Advanced Power Electronics Corp.	138,000	511,911
#	Advancetek Enterprise Co. Ltd.	1,216,519	974,057
	AEON Motor Co. Ltd.	24,359	44,624

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Aerospace Industrial Development Corp.	2,212,000	$2,336,849
# *	AGV Products Corp.	1,543,433	588,550
	Airmate Cayman International Co. Ltd.	38,719	29,657
#	Alexander Marine Co. Ltd.	46,000	207,715
# *	ALI Corp.	743,775	954,361
#	All Ring Tech Co. Ltd.	100,000	436,638
#	Allied Circuit Co. Ltd.	113,000	763,342
#	Allis Electric Co. Ltd.	640,367	544,379
#	Alltek Technology Corp.	695,355	718,037
#	Alltop Technology Co. Ltd.	92,774	646,933
#	Alpha Networks, Inc.	1,759,158	1,941,785
#	Altek Corp.	971,945	1,682,178
#	Amazing Microelectronic Corp.	262,085	1,913,911
*	Ambassador Hotel	1,194,000	1,324,517
#	Ampire Co. Ltd.	348,000	320,331
#	AMPOC Far-East Co. Ltd.	367,444	508,059
	AmTRAN Technology Co. Ltd.	2,840,463	1,693,284
#	Anderson Industrial Corp.	290,416	112,988
#	Anpec Electronics Corp.	253,007	2,193,791
#	Apac Opto Electronics, Inc.	147,000	145,632
#	Apacer Technology, Inc.	345,325	556,735
#	APAQ Technology Co. Ltd.	202,120	423,070
#	APCB, Inc.	485,000	357,347
#	Apex Biotechnology Corp.	351,483	334,610
	Apex International Co. Ltd.	556,470	2,325,510
#	Apex Medical Corp.	220,500	214,691
	Apex Science & Engineering	623,132	230,599
#	Apogee Optocom Co. Ltd.	53,000	130,940
#	Arcadyan Technology Corp.	533,055	2,406,549
	Ardentec Corp.	1,635,274	3,144,306
#	Argosy Research, Inc.	233,396	1,071,798
#	Asia Electronic Material Co. Ltd.	331,000	290,794
#	Asia Optical Co., Inc.	879,000	2,720,976
*	Asia Pacific Telecom Co. Ltd.	6,978,999	2,011,080
*	Asia Plastic Recycling Holding Ltd.	913,182	230,821
#	Asia Polymer Corp.	1,570,996	2,031,529
#	Asia Tech Image, Inc.	222,000	437,197
	Asia Vital Components Co. Ltd.	1,042,058	3,565,929
	ASolid Technology Co. Ltd.	27,000	128,299
#	ASROCK, Inc.	171,000	1,454,855
	ATE Energy International Co. Ltd.	10,274	11,090
	Aten International Co. Ltd.	359,479	1,059,413
#	Audix Corp.	279,600	579,349
#	AURAS Technology Co. Ltd.	261,148	2,098,720
#	Aurona Industries, Inc.	246,000	185,542
	Aurora Corp.	262,349	847,052
#	Avalue Technology, Inc.	190,000	377,943
	Aver Information, Inc.	11,000	23,080
	Awea Mechantronic Co. Ltd.	132,210	154,807
#	Axiomtek Co. Ltd.	223,000	469,703
# *	Azurewave Technologies, Inc.	345,000	294,019
	Bafang Yunji International Co. Ltd.	30,000	134,899
	Bank of Kaohsiung Co. Ltd.	2,442,072	1,190,387
#	Baolong International Co. Ltd.	295,000	202,063
	Basso Industry Corp.	483,900	725,865
#	BenQ Materials Corp.	650,000	819,332
#	BES Engineering Corp.	5,374,750	1,712,512
#	Bin Chuan Enterprise Co. Ltd.	372,070	306,694
#	Bionet Corp.	132,000	174,487

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Bionime Corp.	133,000	$333,425
#	Biostar Microtech International Corp.	631,975	482,860
	Bioteque Corp.	250,308	1,040,614
#	Bizlink Holding, Inc.	495,492	5,397,758
	Bon Fame Co. Ltd.	71,000	117,248
	Brave C&H Supply Co. Ltd.	20,000	61,813
#	Bright Led Electronics Corp.	391,520	322,009
#	Brighton-Best International Taiwan, Inc.	1,504,318	2,136,270
#	Brillian Network & Automation Integrated System Co. Ltd.	17,000	120,169
#	Browave Corp.	197,000	283,413
#	C Sun Manufacturing Ltd.	530,504	919,952
*	Cameo Communications, Inc.	745,645	265,183
#	Capital Futures Corp.	344,895	476,830
	Capital Securities Corp.	6,432,501	3,794,723
#	Career Technology MFG. Co. Ltd.	1,770,459	1,513,266
#	Carnival Industrial Corp.	415,353	206,962
	Castles Technology Co. Ltd.	28,000	34,939
	Caswell, Inc.	4,000	13,566
	Cathay Chemical Works	30,000	26,235
	Cathay Real Estate Development Co. Ltd.	2,128,700	1,451,075
#	Cayman Engley Industrial Co. Ltd.	152,099	444,395
#	CCP Contact Probes Co. Ltd.	137,000	240,810
#	Celxpert Energy Corp.	312,000	452,838
#	Center Laboratories, Inc.	1,520,049	3,169,057
#	Central Reinsurance Co. Ltd.	504,380	519,567
	Century Iron & Steel Industrial Co. Ltd.	309,000	1,202,129
# *	Chain Chon Industrial Co. Ltd.	651,484	456,043
	ChainQui Construction Development Co. Ltd.	451,080	293,123
# *	Champion Building Materials Co. Ltd.	937,851	371,782
	Champion Microelectronic Corp.	19,000	44,630
#	Chang Wah Electromaterials, Inc.	1,362,350	1,768,556
#	Chang Wah Technology Co. Ltd.	494,170	1,782,474
#	Channel Well Technology Co. Ltd.	701,000	968,789
#	Chant Sincere Co. Ltd.	215,000	545,502
	Charoen Pokphand Enterprise	623,985	1,868,144
	CHC Healthcare Group	402,000	523,819
	CHC Resources Corp.	346,282	558,993
#	Chen Full International Co. Ltd.	350,000	503,867
#	Chenbro Micom Co. Ltd.	212,000	639,869
#	Cheng Loong Corp.	2,926,383	3,633,231
# *	Cheng Mei Materials Technology Corp.	2,509,900	1,102,186
	Cheng Uei Precision Industry Co. Ltd.	1,395,331	1,919,077
#	Chenming Electronic Technology Corp.	287,437	139,116
	Chia Chang Co. Ltd.	416,000	723,432
#	Chia Hsin Cement Corp.	1,762,121	1,275,133
#	Chian Hsing Forging Industrial Co. Ltd.	138,000	203,761
	Chicony Electronics Co. Ltd.	143,000	458,838
#	Chicony Power Technology Co. Ltd.	532,454	1,523,440
	Chief Telecom, Inc.	6,000	57,674
#	Chieftek Precision Co. Ltd.	226,225	675,370
#	Chien Kuo Construction Co. Ltd.	658,249	326,305
	Chime Ball Technology Co. Ltd.	106,840	164,247
	China Bills Finance Corp.	2,801,000	1,747,195
#	China Chemical & Pharmaceutical Co. Ltd.	931,000	731,327
#	China Ecotek Corp.	145,000	207,452
#	China Electric Manufacturing Corp.	864,959	571,812
#	China Fineblanking Technology Co. Ltd.	159,242	233,335
#	China General Plastics Corp.	1,524,461	1,836,895
#	China Glaze Co. Ltd.	310,002	154,582

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	China Man-Made Fiber Corp.	4,721,390	$1,624,732
	China Metal Products	1,094,603	1,320,263
	China Motor Corp.	875,600	1,943,179
# *	China Petrochemical Development Corp.	14,457,553	6,434,356
#	China Steel Chemical Corp.	608,554	2,534,498
#	China Steel Structure Co. Ltd.	349,000	736,792
	China Wire & Cable Co. Ltd.	311,160	293,135
#	Chinese Maritime Transport Ltd.	316,594	565,442
#	Ching Feng Home Fashions Co. Ltd.	544,409	365,404
#	Chin-Poon Industrial Co. Ltd.	1,525,207	1,917,783
#	Chipbond Technology Corp.	2,467,000	6,152,946
	ChipMOS Technologies, Inc.	2,168,076	3,689,520
	Chlitina Holding Ltd.	186,000	1,413,514
#	Chong Hong Construction Co. Ltd.	692,665	1,851,464
#	Chun YU Works & Co. Ltd.	501,000	522,367
#	Chun Yuan Steel Industry Co. Ltd.	1,806,529	1,409,030
	Chung Hsin Electric & Machinery Manufacturing Corp.	1,515,375	2,324,800
#	Chung Hung Steel Corp.	2,332,979	3,181,251
	Chung Hwa Food Industrial Co. Ltd.	121,535	562,659
# *	Chung Hwa Pulp Corp.	1,579,405	1,282,559
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	139,000	306,719
	Chunghwa Precision Test Tech Co. Ltd.	10,000	231,540
#	Chyang Sheng Dyeing & Finishing Co. Ltd.	397,000	195,142
#	Cleanaway Co. Ltd.	296,000	2,237,293
	Clevo Co.	1,680,200	1,871,350
#	CMC Magnetics Corp.	4,206,498	1,616,035
#	C-Media Electronics, Inc.	48,000	139,492
#	CoAsia Electronics Corp.	441,378	212,284
#	Collins Co. Ltd.	445,431	244,354
#	Compeq Manufacturing Co. Ltd.	1,045,000	1,618,103
#	Compucase Enterprise	278,000	312,970
#	Concord Securities Co. Ltd.	1,890,796	952,606
#	Concraft Holding Co. Ltd.	255,841	233,993
#	Continental Holdings Corp.	1,490,320	1,263,440
	Contrel Technology Co. Ltd.	551,000	384,291
#	Coremax Corp.	298,065	1,520,089
	Coretronic Corp.	1,303,200	3,569,046
#	Co-Tech Development Corp.	795,533	1,989,431
#	Cowealth Medical Holding Co. Ltd.	175,972	166,780
# *	Coxon Precise Industrial Co. Ltd.	116,000	65,320
# *	CSBC Corp. Taiwan	1,758,677	1,285,142
	CTCI Corp.	2,241,000	3,100,049
*	C-Tech United Corp.	151,971	121,965
#	Cub Elecparts, Inc.	240,297	1,570,350
#	CviLux Corp.	266,040	430,522
	CX Technology Co. Ltd.	7,000	9,778
	Cyberlink Corp.	224,697	694,155
#	CyberPower Systems, Inc.	242,000	598,761
#	CyberTAN Technology, Inc.	1,264,779	1,185,566
#	Cypress Technology Co. Ltd.	169,489	368,038
#	DA CIN Construction Co. Ltd.	1,132,711	1,339,522
	Dadi Early-Childhood Education Group Ltd.	21,357	108,456
	Dafeng TV Ltd.	304,870	497,169
# *	Da-Li Development Co. Ltd.	1,413,747	1,531,167
*	Danen Technology Corp.	429,421	218,222
	Darfon Electronics Corp.	823,550	1,346,741
# *	Darwin Precisions Corp.	1,669,635	778,441
	Davicom Semiconductor, Inc.	44,888	57,465
#	Daxin Materials Corp.	225,200	992,961

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	De Licacy Industrial Co. Ltd.	1,225,511	$704,236
*	Delpha Construction Co. Ltd.	101,346	53,296
	Depo Auto Parts Ind Co. Ltd.	382,000	818,702
	Der Pao Construction Co. Ltd.	902,078	0
#	Dimerco Data System Corp.	210,097	517,294
#	Dimerco Express Corp.	443,880	1,569,565
	D-Link Corp.	2,179,855	1,314,864
	Donpon Precision, Inc.	104,000	81,999
#	Draytek Corp.	247,000	235,251
#	Dyaco International, Inc.	142,813	226,537
	DYNACOLOR, Inc.	94,000	117,261
#	Dynamic Electronics Co. Ltd.	992,707	746,504
#	Dynapack International Technology Corp.	538,000	1,991,921
#	E & R Engineering Corp.	56,000	143,813
	Eastern Media International Corp.	1,222,235	1,503,077
	ECOVE Environment Corp.	123,000	1,048,332
#	Edimax Technology Co. Ltd.	721,108	360,941
#	Edison Opto Corp.	416,000	305,503
	Edom Technology Co. Ltd.	802,964	956,094
#	eGalax_eMPIA Technology, Inc.	239,094	635,944
#	Egis Technology, Inc.	243,000	962,205
#	Elan Microelectronics Corp.	1,014,400	6,022,387
#	E-LIFE MALL Corp.	295,000	869,984
#	Elite Advanced Laser Corp.	540,226	1,035,858
#	Elite Semiconductor Microelectronics Technology, Inc.	958,200	5,087,205
#	Elitegroup Computer Systems Co. Ltd.	1,259,254	899,449
#	Emerging Display Technologies Corp.	535,000	351,543
#	Ennoconn Corp.	251,938	1,950,644
*	Ennostar, Inc.	2,037,462	6,751,463
	EnTie Commercial Bank Co. Ltd.	2,292,603	1,345,203
#	Eslite Spectrum Corp.	53,000	114,221
#	Eson Precision Ind Co. Ltd.	383,000	844,510
	Eternal Materials Co. Ltd.	3,401,985	4,507,869
#	Eurocharm Holdings Co. Ltd.	113,000	610,734
*	Everest Textile Co. Ltd.	1,642,762	543,987
	Evergreen International Storage & Transport Corp.	1,958,000	2,038,292
	Evergreen Steel Corp.	70,000	131,772
#	Everlight Chemical Industrial Corp.	1,752,606	1,515,342
#	Everlight Electronics Co. Ltd.	1,472,000	2,919,282
# *	Everspring Industry Co. Ltd.	522,000	384,583
#	Excellence Opto, Inc.	72,000	72,487
#	Excelliance Mos Corp.	51,000	341,688
#	Excelsior Medical Co. Ltd.	401,209	831,123
#	EZconn Corp.	159,800	205,650
	Far Eastern Department Stores Ltd.	3,656,000	2,766,856
	Far Eastern International Bank	8,607,256	3,413,664
#	Farglory F T Z Investment Holding Co. Ltd.	440,957	1,052,370
	Farglory Land Development Co. Ltd.	919,000	2,123,331
#	Federal Corp.	1,264,238	1,246,196
#	Feedback Technology Corp.	119,200	342,239
	Feng Hsin Steel Co. Ltd.	1,738,100	5,219,086
#	Firich Enterprises Co. Ltd.	181,613	201,240
#	First Hi-Tec Enterprise Co. Ltd.	266,580	531,500
	First Hotel	713,350	357,867
#	First Insurance Co. Ltd.	956,179	508,184
# *	First Steamship Co. Ltd.	2,334,612	978,794
#	FIT Holding Co. Ltd.	485,456	552,581
	Fittech Co. Ltd.	89,000	732,050
	FLEXium Interconnect, Inc.	1,322,087	4,693,312

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Flytech Technology Co. Ltd.	430,309	$1,147,615
#	FOCI Fiber Optic Communications, Inc.	199,000	213,504
#	Forcecon Tech Co. Ltd.	62,000	180,910
#	Forest Water Environment Engineering Co. Ltd.	168,132	192,786
#	Formosa Advanced Technologies Co. Ltd.	616,000	861,092
#	Formosa International Hotels Corp.	223,329	1,189,136
# *	Formosa Laboratories, Inc.	363,089	722,564
#	Formosa Oilseed Processing Co. Ltd.	222,567	437,557
#	Formosa Optical Technology Co. Ltd.	137,000	295,789
	Formosa Taffeta Co. Ltd.	893,000	923,743
	Formosan Rubber Group, Inc.	883,952	703,812
#	Formosan Union Chemical	1,403,733	1,141,315
#	Fortune Electric Co. Ltd.	469,078	643,168
#	Founding Construction & Development Co. Ltd.	698,623	479,152
#	Foxsemicon Integrated Technology, Inc.	276,027	2,282,335
#	Froch Enterprise Co. Ltd.	776,189	784,883
#	FSP Technology, Inc.	574,427	897,477
#	Fulgent Sun International Holding Co. Ltd.	462,748	1,792,998
#	Fullerton Technology Co. Ltd.	391,600	255,793
# *	Fulltech Fiber Glass Corp.	1,356,313	762,687
	Fusheng Precision Co. Ltd.	67,000	476,423
#	Fwusow Industry Co. Ltd.	821,138	576,446
#	G Shank Enterprise Co. Ltd.	586,281	1,283,438
	Gallant Precision Machining Co. Ltd.	83,000	95,160
#	Gamania Digital Entertainment Co. Ltd.	445,000	1,039,667
*	GCS Holdings, Inc.	299,000	486,350
#	GEM Services, Inc.	222,570	701,131
*	GEM Terminal Industrial Co. Ltd.	16,000	15,617
#	Gemtek Technology Corp.	1,413,219	1,603,627
	General Interface Solution Holding Ltd.	939,000	3,279,331
#	General Plastic Industrial Co. Ltd.	275,357	271,463
#	Generalplus Technology, Inc.	227,000	505,685
	GeneReach Biotechnology Corp.	18,000	62,434
#	Genesys Logic, Inc.	313,000	2,271,634
#	Genius Electronic Optical Co. Ltd.	188,917	3,297,781
#	Genmont Biotech, Inc.	220,000	199,139
#	GeoVision, Inc.	293,096	304,564
	Getac Technology Corp.	1,537,360	3,014,530
#	GFC Ltd.	229,600	545,633
# *	Giantplus Technology Co. Ltd.	1,008,900	434,871
	Gigasolar Materials Corp.	20,880	137,015
*	Gigastorage Corp.	22,965	21,475
	Ginko International Co. Ltd.	183,750	1,822,129
#	Global Brands Manufacture Ltd.	957,730	1,244,660
#	Global Lighting Technologies, Inc.	310,000	851,023
	Global Mixed Mode Technology, Inc.	273,000	2,328,068
	Global PMX Co. Ltd.	183,000	1,045,614
#	Globe Union Industrial Corp.	889,914	465,261
#	Gloria Material Technology Corp.	1,515,547	1,123,105
*	Glotech Industrial Corp.	177,000	179,079
# *	GlycoNex, Inc.	258,000	264,788
	Gold Circuit Electronics Ltd.	1,431,227	3,985,469
	Goldsun Building Materials Co. Ltd.	3,508,587	3,276,456
	Good Will Instrument Co. Ltd.	238,869	230,724
#	Gourmet Master Co. Ltd.	350,000	1,343,087
#	Grand Fortune Securities Co. Ltd.	854,691	604,413
#	Grand Ocean Retail Group Ltd.	304,000	187,723
#	Grand Pacific Petrochemical	3,432,000	3,345,146
#	Grand Process Technology Corp.	86,000	1,039,693

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	GrandTech CG Systems, Inc.	199,750	$366,878
#	Grape King Bio Ltd.	445,000	2,504,851
#	Great China Metal Industry	605,000	573,128
	Great Taipei Gas Co. Ltd.	1,444,000	1,710,139
#	Great Tree Pharmacy Co. Ltd.	56,205	411,047
	Great Wall Enterprise Co. Ltd.	2,364,430	4,470,771
	Greatek Electronics, Inc.	1,125,000	3,017,615
* ††	Green Energy Technology, Inc.	1,570,850	3,389
#	GTM Holdings Corp.	500,150	477,704
#	Hai Kwang Enterprise Corp.	94,000	102,733
	Hannstar Board Corp.	1,472,954	2,244,594
#	HannStar Display Corp.	3,833,505	2,284,199
#	HannsTouch Solution, Inc.	2,071,782	1,106,075
#	Hanpin Electron Co. Ltd.	248,000	244,670
#	Harvatek Corp.	586,949	532,460
	Heran Co. Ltd.	6,000	25,976
#	Hey Song Corp.	1,478,750	1,886,787
	Hi-Clearance, Inc.	92,964	474,629
#	Highlight Tech Corp.	364,281	702,478
	Highwealth Construction Corp.	409,000	691,879
	HIM International Music, Inc.	60,710	186,631
#	Hiroca Holdings Ltd.	234,448	458,118
#	Hitron Technology, Inc.	524,557	396,828
#	Ho Tung Chemical Corp.	3,178,684	1,235,874
#	Hocheng Corp.	1,075,700	582,469
	Hold-Key Electric Wire & Cable Co. Ltd.	164,726	79,758
#	Holiday Entertainment Co. Ltd.	293,800	624,419
	Holtek Semiconductor, Inc.	682,000	2,540,938
#	Holy Stone Enterprise Co. Ltd.	529,910	2,239,591
	Hong Pu Real Estate Development Co. Ltd.	756,185	600,542
#	Hong TAI Electric Industrial	887,000	777,331
	Hong YI Fiber Industry Co.	440,652	367,590
#	Horizon Securities Co. Ltd.	1,113,000	641,834
#	Hota Industrial Manufacturing Co. Ltd.	769,299	2,312,930
	Hotai Finance Co. Ltd.	206,000	791,122
#	Hotron Precision Electronic Industrial Co. Ltd.	86,994	159,768
#	Hsin Kuang Steel Co. Ltd.	194,000	371,264
#	Hsin Yung Chien Co. Ltd.	173,255	745,509
	Hsing TA Cement Co.	488,162	353,756
# *	HTC Corp.	416,000	984,668
	Hu Lane Associate, Inc.	276,737	1,270,213
#	HUA ENG Wire & Cable Co. Ltd.	1,069,565	766,151
	Hua Yu Lien Development Co. Ltd.	30,000	62,007
	Huaku Development Co. Ltd.	941,816	3,089,397
#	Huang Hsiang Construction Corp.	444,800	631,248
	Hung Ching Development & Construction Co. Ltd.	598,000	631,640
	Hung Sheng Construction Ltd.	1,497,251	1,287,888
#	Huxen Corp.	119,244	219,636
#	Hwa Fong Rubber Industrial Co. Ltd.	823,812	479,945
# *	Hwacom Systems, Inc.	362,000	235,753
#	Hycon Technology Corp.	42,000	254,797
#	Ibase Technology, Inc.	665,206	932,140
	IBF Financial Holdings Co. Ltd.	8,915,465	5,169,588
#	Ichia Technologies, Inc.	981,000	570,552
# *	I-Chiun Precision Industry Co. Ltd.	725,567	1,167,875
*	Ideal Bike Corp.	55,000	23,620
	IEI Integration Corp.	466,832	753,156
#	Infortrend Technology, Inc.	827,163	488,408
#	Info-Tek Corp.	236,000	468,083

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Innodisk Corp.	283,543	$1,992,916
#	Inpaq Technology Co. Ltd.	349,950	770,452
#	Insyde Software Corp.	97,000	288,905
#	Intai Technology Corp.	145,400	440,731
#	Integrated Service Technology, Inc.	316,326	570,871
#	IntelliEPI, Inc.	116,000	273,519
	International CSRC Investment Holdings Co.	2,736,363	2,467,074
	International Games System Co. Ltd.	95,000	2,454,733
	Iron Force Industrial Co. Ltd.	178,393	435,809
#	I-Sheng Electric Wire & Cable Co. Ltd.	489,000	749,906
#	ITE Technology, Inc.	575,095	2,130,583
#	ITEQ Corp.	884,040	4,063,683
	J Touch Corp.	11,000	0
#	Jarllytec Co. Ltd.	203,000	471,616
	Jentech Precision Industrial Co. Ltd.	255,868	3,691,411
	Jess-Link Products Co. Ltd.	338,925	491,439
	Jia Wei Lifestyle, Inc.	16,000	43,512
#	Jih Lin Technology Co. Ltd.	213,000	709,535
	Jiin Yeeh Ding Enterprise Co. Ltd.	15,000	17,312
#	Jinan Acetate Chemical Co. Ltd.	61,985	246,612
# *	Jinli Group Holdings Ltd.	297,681	122,210
#	Johnson Health Tech Co. Ltd.	221,000	429,089
	Joinsoon Electronics Manufacturing Co. Ltd.	20,000	15,468
#	Jourdeness Group Ltd.	137,000	347,470
#	K Laser Technology, Inc.	605,000	501,955
#	Kaimei Electronic Corp.	460,229	1,519,283
#	Kaori Heat Treatment Co. Ltd.	304,197	573,986
#	Kaulin Manufacturing Co. Ltd.	442,330	245,109
#	KEE TAI Properties Co. Ltd.	1,438,473	621,631
	Kenda Rubber Industrial Co. Ltd.	1,763,845	1,924,461
#	Kenmec Mechanical Engineering Co. Ltd.	763,000	726,709
#	Kerry TJ Logistics Co. Ltd.	732,000	1,195,553
#	Key Ware Electronics Co. Ltd.	302,194	144,520
#	Kindom Development Co. Ltd.	1,333,900	1,719,982
	King Chou Marine Technology Co. Ltd.	234,920	295,664
	King Slide Works Co. Ltd.	184,000	2,997,708
	King Yuan Electronics Co. Ltd.	2,975,979	4,933,127
	King's Town Bank Co. Ltd.	3,092,701	4,551,179
# *	King's Town Construction Co. Ltd.	333,074	455,894
#	Kinik Co.	402,000	1,439,526
# *	Kinko Optical Co. Ltd.	563,103	658,040
#	Kinpo Electronics	4,376,157	2,379,669
	KMC Kuei Meng International, Inc.	221,253	1,527,057
#	KNH Enterprise Co. Ltd.	589,020	585,279
#	KS Terminals, Inc.	461,482	1,401,112
	Kung Long Batteries Industrial Co. Ltd.	251,000	1,241,161
#	Kung Sing Engineering Corp.	1,660,290	491,111
#	Kuo Toong International Co. Ltd.	769,648	569,325
#	Kuo Yang Construction Co. Ltd.	729,899	611,463
#	Kwong Fong Industries Corp.	352,691	140,224
	Kwong Lung Enterprise Co. Ltd.	360,000	528,258
#	KYE Systems Corp.	772,672	329,039
	L&K Engineering Co. Ltd.	635,048	683,548
#	La Kaffa International Co. Ltd.	102,701	345,719
*	LAN FA Textile	805,933	342,450
#	Land Mark Optoelectronics Corp.	321,300	2,293,737
#	Lanner Electronics, Inc.	361,916	692,910
#	Laser Tek Taiwan Co. Ltd.	281,504	366,017
#	Laster Tech Corp. Ltd.	76,741	112,684

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	LCY Technology Corp.	28,000	$44,029
#	Leader Electronics, Inc.	262,000	135,384
#	Leadtrend Technology Corp.	95,000	458,586
# *	Lealea Enterprise Co. Ltd.	2,655,892	995,251
#	Ledlink Optics, Inc.	141,300	145,343
#	LEE CHI Enterprises Co. Ltd.	670,000	630,763
#	Lelon Electronics Corp.	317,327	743,751
#	Lemtech Holdings Co. Ltd.	108,055	596,299
*	Leofoo Development Co. Ltd.	93,278	57,670
# *	Li Cheng Enterprise Co. Ltd.	369,108	278,117
*	Li Peng Enterprise Co. Ltd.	1,735,897	584,992
#	Lian HWA Food Corp.	283,868	720,221
#	Lida Holdings Ltd.	257,400	302,023
	Lien Hwa Industrial Holdings Corp.	2,718,905	6,025,090
#	Lifestyle Global Enterprise, Inc.	72,000	86,296
#	Ligitek Electronics Co. Ltd.	88,000	89,785
# *	Lingsen Precision Industries Ltd.	1,242,506	1,074,403
# *	Long Bon International Co. Ltd.	694,274	441,195
#	Longchen Paper & Packaging Co. Ltd.	2,501,054	2,038,437
#	Longwell Co.	450,000	817,621
	Lotes Co. Ltd.	166,328	4,371,458
#	Lotus Pharmaceutical Co. Ltd.	258,000	808,070
#	Lu Hai Holding Corp.	196,102	286,005
#	Lucky Cement Corp.	540,000	219,715
#	Lumax International Corp. Ltd.	349,592	927,315
#	Lung Yen Life Service Corp.	583,000	898,907
*	LuxNet Corp.	323,501	203,452
#	M31 Technology Corp.	42,000	537,114
#	Macauto Industrial Co. Ltd.	189,000	514,351
#	Machvision, Inc.	154,398	1,343,540
	Macroblock, Inc.	10,000	61,390
#	Makalot Industrial Co. Ltd.	696,481	5,866,645
#	Marketech International Corp.	227,000	1,367,045
#	Materials Analysis Technology, Inc.	179,041	919,031
#	Mayer Steel Pipe Corp.	538,567	578,441
	Maywufa Co. Ltd.	69,322	47,580
#	Mechema Chemicals International Corp.	194,000	971,168
#	Meiloon Industrial Co.	332,730	350,968
	Mercuries & Associates Holding Ltd.	1,463,165	1,128,632
# *	Mercuries Life Insurance Co. Ltd.	5,510,719	1,848,301
	Merry Electronics Co. Ltd.	301,914	976,865
#	Mildef Crete, Inc.	195,000	421,229
# *	MIN AIK Technology Co. Ltd.	532,452	445,944
#	Mirle Automation Corp.	631,098	971,259
	Mitac Holdings Corp.	3,588,918	4,242,812
# *	Mobiletron Electronics Co. Ltd.	214,800	453,652
	MOSA Industrial Corp.	28,000	38,576
#	MPI Corp.	298,000	1,182,285
#	Nak Sealing Technologies Corp.	229,954	758,482
	Namchow Holdings Co. Ltd.	611,000	1,078,584
#	Nan Kang Rubber Tire Co. Ltd.	1,438,952	2,377,988
#	Nan Liu Enterprise Co. Ltd.	142,000	571,606
	Nan Pao Resins Chemical Co. Ltd.	10,000	50,432
#	Nan Ren Lake Leisure Amusement Co. Ltd.	460,000	232,752
#	Nang Kuang Pharmaceutical Co. Ltd.	226,000	312,882
#	Nantex Industry Co. Ltd.	965,606	2,924,182
#	National Aerospace Fasteners Corp.	105,000	220,591
#	National Petroleum Co. Ltd.	227,824	404,463
#	Netronix, Inc.	280,000	529,199

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	New Best Wire Industrial Co. Ltd.	195,600	$257,242
#	New Era Electronics Co. Ltd.	312,000	212,248
# *	Newmax Technology Co. Ltd.	120,000	155,618
#	Nexcom International Co. Ltd.	537,094	481,613
#	Nichidenbo Corp.	685,417	1,288,376
#	Nidec Chaun-Choung Technology Corp.	116,000	689,321
#	Nien Hsing Textile Co. Ltd.	480,345	354,674
#	Niko Semiconductor Co. Ltd.	218,000	544,074
#	Nishoku Technology, Inc.	132,400	408,055
#	Nova Technology Corp.	44,000	257,600
#	Nyquest Technology Co. Ltd.	47,000	262,029
	O-Bank Co. Ltd.	2,163,071	669,305
#	Ocean Plastics Co. Ltd.	764,200	923,637
	OK Biotech Co. Ltd.	182,527	151,368
#	OptoTech Corp.	1,159,804	2,510,334
	Orient Europharma Co. Ltd.	139,000	161,664
# *	Orient Semiconductor Electronics Ltd.	1,105,599	933,065
# *	Oriental Union Chemical Corp.	2,107,267	1,566,633
#	O-TA Precision Industry Co. Ltd.	243,227	1,289,187
	Pacific Construction Co.	1,300,921	432,844
#	Pacific Hospital Supply Co. Ltd.	240,209	654,432
	Paiho Shih Holdings Corp.	458,365	589,689
	Pan German Universal Motors Ltd.	3,000	22,714
#	Pan Jit International, Inc.	1,042,486	3,536,465
#	Pan-International Industrial Corp.	1,502,747	2,025,206
#	Panion & BF Biotech, Inc.	203,449	597,954
*	Paragon Technologies Co. Ltd.	275,246	226,459
#	Parpro Corp.	208,000	206,268
	PChome Online, Inc.	320,000	1,265,037
#	PCL Technologies, Inc.	200,810	571,427
#	P-Duke Technology Co. Ltd.	213,633	570,787
#	Pegavision Corp.	80,001	1,158,110
	PharmaEngine, Inc.	45,000	98,990
*	Pharmally International Holding Co. Ltd.	441,605	0
	Phoenix Tours International, Inc.	168,481	268,475
*	Phytohealth Corp.	21,000	15,495
#	Pixart Imaging, Inc.	544,150	2,748,696
	Planet Technology Corp.	160,000	405,984
#	Plastron Precision Co. Ltd.	523,460	256,385
	Plotech Co. Ltd.	343,800	349,740
#	Polytronics Technology Corp.	274,124	1,073,127
#	Posiflex Technology, Inc.	87,457	348,025
#	Power Wind Health Industry, Inc.	126,314	568,450
	Poya International Co. Ltd.	132,910	2,028,430
#	President Securities Corp.	3,034,193	2,459,006
#	Primax Electronics Ltd.	1,620,000	3,158,262
	Prince Housing & Development Corp.	3,893,644	1,821,969
#	Pro Hawk Corp.	77,000	486,533
	Prodisc Technology, Inc.	1,707,199	0
#	Promate Electronic Co. Ltd.	622,000	931,333
#	Prosperity Dielectrics Co. Ltd.	366,559	743,031
	Qisda Corp.	3,609,900	3,908,202
	QST International Corp.	216,000	475,989
#	Qualipoly Chemical Corp.	308,048	464,500
#	Quang Viet Enterprise Co. Ltd.	212,000	919,301
#	Quanta Storage, Inc.	800,000	1,294,313
#	Quintain Steel Co. Ltd.	767,823	491,981
	Radiant Opto-Electronics Corp.	1,022,000	3,783,551
	Radium Life Tech Co. Ltd.	2,605,242	1,033,210

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Rafael Microelectronics, Inc.	111,821	$1,059,499
	Rechi Precision Co. Ltd.	1,269,181	829,714
#	Rexon Industrial Corp. Ltd.	549,000	887,568
	Rich Development Co. Ltd.	2,360,036	778,855
#	RichWave Technology Corp.	327,460	2,671,209
*	Right WAY Industrial Co. Ltd.	23,384	11,445
	RiTdisplay Corp.	13,000	34,998
*	Ritek Corp.	2,688,867	927,925
# *	Roo Hsing Co. Ltd.	1,788,000	400,658
#	Ruentex Engineering & Construction Co.	194,540	869,465
	Ruentex Industries Ltd.	447,200	1,547,585
	Samebest Co. Ltd.	15,420	20,152
	Sampo Corp.	1,305,861	1,432,072
	San Fang Chemical Industry Co. Ltd.	805,647	587,341
#	San Far Property Ltd.	626,510	329,307
#	San Shing Fastech Corp.	445,875	910,499
	Sanitar Co. Ltd.	212,000	279,053
#	Sanyang Motor Co. Ltd.	1,973,628	1,920,039
	Savior Lifetec Corp.	107,000	65,843
#	SCI Pharmtech, Inc.	240,474	715,262
#	Scientech Corp.	231,000	770,801
	ScinoPharm Taiwan Ltd.	48,000	40,356
#	SDI Corp.	476,000	2,670,776
#	Sea Sonic Electronics Co. Ltd.	77,000	212,278
#	Senao International Co. Ltd.	335,541	392,324
#	Senao Networks, Inc.	106,000	411,808
#	Sensortek Technology Corp.	40,000	661,833
#	Sercomm Corp.	818,000	2,308,663
#	Sesoda Corp.	719,803	826,157
	Shane Global Holding, Inc.	6,000	15,861
#	Shan-Loong Transportation Co. Ltd.	291,000	381,570
#	Sharehope Medicine Co. Ltd.	329,117	321,272
#	Sheng Yu Steel Co. Ltd.	470,980	501,817
#	ShenMao Technology, Inc.	355,891	932,678
	Shieh Yih Machinery Industry Co. Ltd.	166,000	70,449
#	Shih Her Technologies, Inc.	173,000	438,430
*	Shih Wei Navigation Co. Ltd.	196,607	262,879
#	Shihlin Electric & Engineering Corp.	1,434,000	2,677,011
	Shin Hai Gas Corp.	1,245	2,175
#	Shin Zu Shing Co. Ltd.	618,943	2,066,036
	Shinih Enterprise Co. Ltd.	71,000	58,034
*	Shining Building Business Co. Ltd.	1,635,814	609,114
	Shinkong Insurance Co. Ltd.	778,131	1,344,337
#	Shinkong Synthetic Fibers Corp.	4,497,395	3,148,794
	Shinkong Textile Co. Ltd.	788,542	1,207,498
#	Shiny Chemical Industrial Co. Ltd.	314,374	1,904,317
	ShunSin Technology Holding Ltd.	37,000	119,047
*	Shuttle, Inc.	1,355,152	704,186
	Sigurd Microelectronics Corp.	1,559,907	3,232,667
#	Silicon Optronics, Inc.	86,000	367,790
#	Sinbon Electronics Co. Ltd.	688,813	6,699,416
	Sincere Navigation Corp.	1,154,139	1,046,923
	Singatron Enterprise Co. Ltd.	55,000	52,870
	Single Well Industrial Corp.	79,224	82,310
#	Sinher Technology, Inc.	213,000	308,755
#	Sinmag Equipment Corp.	169,056	635,306
#	Sinon Corp.	1,521,510	1,544,432
	Sinopower Semiconductor, Inc.	25,000	122,462
#	Sinphar Pharmaceutical Co. Ltd.	180,938	187,197

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sinyi Realty, Inc.	872,660	$1,088,345
#	Sirtec International Co. Ltd.	325,600	312,501
#	Sitronix Technology Corp.	420,879	4,421,565
#	Siward Crystal Technology Co. Ltd.	606,000	725,124
	Soft-World International Corp.	274,000	901,595
#	Solar Applied Materials Technology Corp.	1,601,372	2,753,865
#	Solomon Technology Corp.	490,000	363,521
#	Solteam, Inc.	219,034	651,098
#	Sonix Technology Co. Ltd.	591,000	1,789,397
#	Southeast Cement Co. Ltd.	579,700	402,641
#	Speed Tech Corp.	394,000	1,047,407
#	Spirox Corp.	298,824	372,192
	Sporton International, Inc.	282,601	2,142,743
	St Shine Optical Co. Ltd.	189,000	1,986,221
#	Standard Chemical & Pharmaceutical Co. Ltd.	321,571	486,285
	Standard Foods Corp.	322,000	597,366
#	Stark Technology, Inc.	382,688	1,143,714
# *	Sun Yad Construction Co. Ltd.	210,000	175,310
	Sunjuice Holdings Co. Ltd.	6,000	67,860
#	Sunko INK Co. Ltd.	546,400	434,021
#	SunMax Biotechnology Co. Ltd.	89,000	311,937
#	Sunny Friend Environmental Technology Co. Ltd.	240,000	1,711,153
#	Sunonwealth Electric Machine Industry Co. Ltd.	712,487	1,105,728
	Sunplus Innovation Technology, Inc.	13,000	61,943
#	Sunplus Technology Co. Ltd.	1,808,000	2,280,920
#	Sunrex Technology Corp.	298,612	470,188
#	Sunspring Metal Corp.	391,069	379,999
*	Sunty Development Co. Ltd.	42,000	20,292
	Supreme Electronics Co. Ltd.	1,619,602	2,865,214
#	Swancor Holding Co. Ltd.	100,000	320,708
	Sweeten Real Estate Development Co. Ltd.	674,465	634,982
#	Symtek Automation Asia Co. Ltd.	213,069	896,741
#	Syncmold Enterprise Corp.	407,750	1,011,879
#	Synmosa Biopharma Corp.	880,403	739,195
	Systex Corp.	592,388	1,813,060
#	T3EX Global Holdings Corp.	432,942	1,794,689
#	TA Chen Stainless Pipe	6,855,945	11,072,903
#	Ta Liang Technology Co. Ltd.	170,000	472,591
#	Ta Ya Electric Wire & Cable	2,468,875	2,068,738
	Ta Yih Industrial Co. Ltd.	106,000	152,976
	Tah Hsin Industrial Corp.	221,092	677,055
#	TAI Roun Products Co. Ltd.	201,000	114,888
	TA-I Technology Co. Ltd.	410,788	909,167
# *	Tai Tung Communication Co. Ltd.	478,267	308,748
	Taichung Commercial Bank Co. Ltd.	16,476,089	7,925,142
#	TaiDoc Technology Corp.	230,470	1,553,824
#	Taiflex Scientific Co. Ltd.	667,340	1,118,235
#	Taimide Tech, Inc.	401,262	598,394
#	Tainan Enterprises Co. Ltd.	263,370	169,640
#	Tainan Spinning Co. Ltd.	4,142,044	3,669,910
#	Tai-Saw Technology Co. Ltd.	235,120	280,211
#	TaiSol Electronics Co. Ltd.	63,000	123,538
	Taisun Enterprise Co. Ltd.	714,648	693,730
#	Taita Chemical Co. Ltd.	903,646	1,094,419
#	TAI-TECH Advanced Electronics Co. Ltd.	33,000	146,754
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	427,113	677,580
#	Taiwan Cogeneration Corp.	1,520,566	2,036,168
	Taiwan Fertilizer Co. Ltd.	947,000	2,302,275
	Taiwan Fire & Marine Insurance Co. Ltd.	961,338	705,397

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Taiwan FU Hsing Industrial Co. Ltd.	620,000	$929,200
	Taiwan Hon Chuan Enterprise Co. Ltd.	1,014,468	2,624,848
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	637,120	1,389,751
	Taiwan Kolin Co. Ltd.	1,356,000	0
*	Taiwan Land Development Corp.	2,845,991	405,155
	Taiwan Line Tek Electronic	144,185	146,743
	Taiwan Mask Corp.	197,000	711,630
	Taiwan Navigation Co. Ltd.	824,777	968,238
	Taiwan Paiho Ltd.	999,287	2,912,214
	Taiwan PCB Techvest Co. Ltd.	1,040,238	1,765,231
#	Taiwan Pelican Express Co. Ltd.	13,000	39,247
	Taiwan Sakura Corp.	734,803	1,780,831
	Taiwan Sanyo Electric Co. Ltd.	417,400	532,042
	Taiwan Secom Co. Ltd.	204,000	749,175
#	Taiwan Semiconductor Co. Ltd.	816,000	2,055,509
#	Taiwan Shin Kong Security Co. Ltd.	1,334,577	1,891,724
	Taiwan Steel Union Co. Ltd.	18,000	53,864
#	Taiwan Styrene Monomer	1,976,209	1,205,515
#	Taiwan Surface Mounting Technology Corp.	968,388	4,649,695
	Taiwan Taxi Co. Ltd.	76,888	219,376
# *	Taiwan TEA Corp.	2,026,897	1,556,854
	Taiwan Union Technology Corp.	955,000	3,222,901
	Taiyen Biotech Co. Ltd.	383,883	461,165
	Tayih Lun An Co. Ltd.	220,890	156,573
#	TCI Co. Ltd.	377,746	2,650,488
	Te Chang Construction Co. Ltd.	258,206	277,811
#	Team Group, Inc.	192,000	299,655
#	Tehmag Foods Corp.	116,380	1,215,105
#	Ten Ren Tea Co. Ltd.	140,980	172,631
	Tera Autotech Corp.	91,885	66,707
	Test Research, Inc.	626,820	1,329,443
#	Test Rite International Co. Ltd.	1,117,495	869,610
#	Tex-Ray Industrial Co. Ltd.	311,000	154,880
	Thermaltake Technology Co. Ltd.	46,000	63,640
#	Thinking Electronic Industrial Co. Ltd.	276,204	1,460,720
	Thye Ming Industrial Co. Ltd.	418,135	564,433
#	Ton Yi Industrial Corp.	2,830,644	1,438,863
	Tong Hsing Electronic Industries Ltd.	269,976	2,657,316
	Tong Yang Industry Co. Ltd.	1,476,741	1,691,396
# *	Tong-Tai Machine & Tool Co. Ltd.	769,892	448,320
*	TOPBI International Holdings Ltd.	444,096	174,039
	Topco Scientific Co. Ltd.	601,087	3,622,635
	Topco Technologies Corp.	186,720	558,614
#	Topkey Corp.	267,000	1,293,371
#	Topoint Technology Co. Ltd.	428,898	601,091
#	Toung Loong Textile Manufacturing	347,000	425,525
	TPK Holding Co. Ltd.	1,365,000	1,967,554
	Trade-Van Information Services Co.	255,000	471,846
	Transart Graphics Co. Ltd.	18,000	46,181
	Transcend Information, Inc.	761,000	1,937,332
	Transcom, Inc.	63,000	369,302
*	TrueLight Corp.	20,000	18,301
	Tsang Yow Industrial Co. Ltd.	239,000	180,827
#	Tsann Kuen Enterprise Co. Ltd.	302,686	379,688
	TSC Auto ID Technology Co. Ltd.	102,470	725,844
	TSRC Corp.	2,125,200	2,881,406
	Ttet Union Corp.	159,000	884,538
	TTFB Co. Ltd.	36,000	278,502
#	TTY Biopharm Co. Ltd.	834,979	2,037,283

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Tul Corp.	51,000	$285,500
	Tung Ho Steel Enterprise Corp.	1,935,630	4,778,947
#	Tung Thih Electronic Co. Ltd.	141,000	733,826
#	Turvo International Co. Ltd.	212,922	812,810
#	TXC Corp.	1,153,053	3,950,341
#	TYC Brother Industrial Co. Ltd.	848,980	575,767
*	Tycoons Group Enterprise	1,634,767	713,432
#	Tyntek Corp.	1,029,039	989,466
#	UDE Corp.	251,000	387,258
#	Ultra Chip, Inc.	234,786	1,598,462
	U-Ming Marine Transport Corp.	1,101,000	2,174,336
	Unic Technology Corp.	31,000	22,793
*	Union Bank Of Taiwan	8,088,851	4,182,982
#	Unitech Computer Co. Ltd.	350,804	442,248
# *	Unitech Printed Circuit Board Corp.	2,379,937	1,538,681
	United Integrated Services Co. Ltd.	613,951	3,916,921
	United Orthopedic Corp.	312,935	336,467
#	United Radiant Technology	385,000	239,818
# *	United Recommend International Co. Ltd.	30,000	112,765
*	United Renewable Energy Co. Ltd.	2,484,437	1,827,968
††	Unity Opto Technology Co. Ltd.	2,760,500	76,670
	Univacco Technology, Inc.	32,000	30,129
#	Universal Cement Corp.	1,634,433	1,260,087
#	Universal Vision Biotechnology Co. Ltd.	76,000	739,899
#	Unizyx Holding Corp.	1,122,430	1,213,143
#	UPC Technology Corp.	3,035,124	2,285,984
#	Userjoy Technology Co. Ltd.	195,587	592,207
#	USI Corp.	2,861,156	2,891,659
# *	Usun Technology Co. Ltd.	209,200	232,329
#	Utechzone Co. Ltd.	203,000	715,657
	UVAT Technology Co. Ltd.	18,000	37,895
#	Ve Wong Corp.	556,696	667,570
#	Ventec International Group Co. Ltd.	210,000	875,498
# *	Victory New Materials Ltd. Co.	327,832	132,833
#	Visual Photonics Epitaxy Co. Ltd.	557,772	2,631,848
#	Vivotek, Inc.	136,704	367,602
#	Wafer Works Corp.	1,548,251	4,432,231
#	Waffer Technology Corp.	346,000	396,894
#	Wah Hong Industrial Corp.	144,021	169,368
	Wah Lee Industrial Corp.	667,300	2,449,831
#	Walton Advanced Engineering, Inc.	1,160,197	731,483
	WAN HWA Enterprise Co.	401,238	172,628
#	We & Win Development Co. Ltd.	161,000	57,409
	We&Win Diversification Co. Ltd.	95,000	49,175
*	WEI Chih Steel Industrial Co. Ltd.	26,000	34,508
	Wei Chuan Foods Corp.	1,280,000	994,924
	Wei Mon Industry Co. Ltd.	3,075,282	0
#	Weikeng Industrial Co. Ltd.	1,360,459	1,488,775
#	Well Shin Technology Co. Ltd.	319,000	545,008
#	Wha Yu Industrial Co. Ltd.	301,000	239,727
#	Wholetech System Hitech Ltd.	207,000	352,573
#	Winmate, Inc.	140,000	392,702
#	Winstek Semiconductor Co. Ltd.	250,000	268,241
††	Wintek Corp.	5,447,000	67,192
	WinWay Technology Co. Ltd.	21,000	281,913
#	Wisdom Marine Lines Co. Ltd.	1,396,241	3,793,275
	Wistron Information Technology & Services Corp.	32,000	97,315
	Wistron NeWeb Corp.	1,171,155	3,008,102
#	Wowprime Corp.	257,000	1,177,705

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	WT Microelectronics Co. Ltd.	1,418,450	$4,415,544
#	WUS Printed Circuit Co. Ltd.	610,737	713,090
#	XAC Automation Corp.	302,000	293,266
#	XinTec, Inc.	318,000	1,482,672
#	X-Legend Entertainment Co. Ltd.	106,000	192,011
	XPEC Entertainment, Inc.	192,135	0
#	Xxentria Technology Materials Corp.	487,207	1,171,661
	Yageo Corp.	173,262	2,952,862
#	YC INOX Co. Ltd.	1,383,609	1,514,157
#	YCC Parts Manufacturing Co. Ltd.	132,000	162,543
#	Yea Shin International Development Co. Ltd.	635,076	521,647
	Yem Chio Co. Ltd.	1,684,518	908,451
	Yen Sun Technology Corp.	8,000	10,390
#	Yeong Guan Energy Technology Group Co. Ltd.	308,987	695,684
#	YFC-Boneagle Electric Co. Ltd.	415,000	340,200
#	YFY, Inc.	728,212	876,303
#	Yi Jinn Industrial Co. Ltd.	669,284	439,924
	Yi Shin Textile Industrial Co. Ltd.	17,000	28,180
# *	Yieh Phui Enterprise Co. Ltd.	3,252,049	2,592,095
#	Yonyu Plastics Co. Ltd.	279,600	351,534
#	Young Fast Optoelectronics Co. Ltd.	369,872	354,608
#	Youngtek Electronics Corp.	415,666	1,253,788
#	Yuanta Futures Co. Ltd.	342,827	613,952
	Yuen Foong Yu Consumer Products Co. Ltd.	55,000	95,605
	Yulon Finance Corp.	519,468	3,309,081
	Yulon Motor Co. Ltd.	1,827,056	2,727,338
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	250,869	662,041
#	Yungshin Construction & Development Co. Ltd.	375,000	882,656
	YungShin Global Holding Corp.	772,015	1,185,613
	Yungtay Engineering Co. Ltd.	7,000	16,273
	Yusin Holding Corp.	6,721	18,104
	Zeng Hsing Industrial Co. Ltd.	210,107	1,094,924
#	Zenitron Corp.	699,000	825,777
#	Zero One Technology Co. Ltd.	522,226	820,322
	Zhong Yang Technology Co. Ltd.	7,819	14,620
#	Zig Sheng Industrial Co. Ltd.	1,191,732	657,874
#	ZillTek Technology Corp.	40,000	583,360
# *	Zinwell Corp.	1,167,586	801,593
#	Zippy Technology Corp.	420,948	642,137
#	ZongTai Real Estate Development Co. Ltd.	573,849	811,086
TOTAL TAIWAN			871,227,180
THAILAND — (2.7%)
	AAPICO Hitech PCL	90,970	71,038
	AAPICO Hitech PCL	827,632	646,296
	Absolute Clean Energy PCL	1,638,000	160,381
	AEON Thana Sinsap Thailand PCL	248,800	1,367,485
	After You PCL	927,500	286,927
	AGRIPURE HOLDING FOREIGN	26,750	0
	AI Energy PCL	150,750	18,745
	AJ Plast PCL	594,388	301,702
	Allianz Ayudhya Capital PCL	195,200	257,961
	Alucon PCL	2,200	12,290
	Amanah Leasing PCL	1,278,200	185,808
	Amata Corp. PCL	3,611,110	2,321,002
*	Ananda Development PCL	6,937,600	325,053
	AP Thailand PCL	9,603,216	2,941,967
	Aqua Corp. PCL	449,600	8,372
	Asia Plus Group Holdings PCL	7,988,300	897,319

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Asia Sermkij Leasing PCL	1,504,200	$2,213,720
	Asian Insulators PCL	1,590,850	324,907
	Asian Sea Corp. PCL, Class F	696,100	344,966
	Asiasoft Corp. PCL	811,200	516,517
	Bangchak Corp. PCL	4,336,700	3,614,459
*	Bangkok Airways PCL	3,037,000	848,299
	Bangkok Chain Hospital PCL	290,200	162,990
	Bangkok Insurance PCL	198,381	1,584,903
	Bangkok Land PCL	49,448,270	1,574,265
	Bangkok Life Assurance PCL	93,400	119,923
*	Bangkok Ranch PCL	2,178,000	184,471
	Bangkok Rubber Pub Co.	14,600	0
	BCPG PCL	2,344,500	852,033
*	BEC World PCL	2,255,948	901,160
*	Better World Green PCL	14,328,300	481,985
	BG Container Glass PCL	489,200	154,275
*	Bound & Beyond PCL	48,200	19,833
	Cal-Comp Electronics Thailand PCL, Class F	12,031,231	1,076,830
	CH Karnchang PCL	4,494,400	2,848,231
	Charoong Thai Wire & Cable PCL, Class F	726,000	183,163
	Chularat Hospital PCL, Class F	21,207,000	2,101,910
	CIMB Thai Bank PCL	7,467,800	208,592
	CK Power PCL	5,535,000	847,830
	Communication & System Solution PCL	1,039,100	61,794
*	Country Group Development PCL	16,318,600	245,061
*	Country Group Holdings PCL, Class F	7,187,500	379,937
*	Demco PCL	375,400	42,845
*	Dhipaya Group Holdings PCL	2,171,100	4,743,881
	Diamond Building Products PCL	58,000	14,546
	Do Day Dream PCL	340,400	166,647
	Dod Biotech PCL	85,150	0
*	DOD Biotech PCL	315,500	105,182
*	Dusit Thani PCL	114,500	33,358
	Dynasty Ceramic PCL	16,665,380	1,471,579
*	E for L Aim PCL	33,988,300	163,332
	Eastern Polymer Group PCL, Class F	3,876,300	1,187,513
	Eastern Power Group PCL	1,613,508	302,881
	Eastern Water Resources Development & Management PCL, Class F	2,649,000	747,878
	Ekachai Medical Care PCL	927,600	203,378
*	Erawan Group PCL	138,900	13,183
*	Esso Thailand PCL	4,288,300	991,738
	Exotic Food PCL, Class F	382,700	227,586
	Forth Corp. PCL	1,383,200	805,949
	Forth Smart Service PCL	1,079,200	363,029
*	General Engineering PCL	3,173,000	37,167
	GFPT PCL	2,205,000	907,298
	Global Green Chemicals PCL, Class F	1,314,600	548,819
* ††	Group Lease PCL	1,644,700	6,022
	Gunkul Engineering PCL	14,622,580	3,030,359
	Haad Thip PCL	285,700	298,185
	Humanica PCL	250,600	101,610
	ICC International PCL	204,600	185,120
	Ichitan Group PCL	2,290,200	687,851
	Index Livingmall PCL	77,700	44,340
	Infraset PCL	484,000	98,123
	Interlink Communication PCL	955,400	220,951
*	Interlink Telecom PCL	743,800	126,219
*	IT City PCL	120,500	52,116
*	Italian-Thai Development PCL	17,231,827	1,117,908

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	ITV PCL	2,785,600	$0
	Jasmine International PCL	10,119,300	1,021,200
	JKN Global Media PCL	599,600	137,767
	Jubilee Enterprise PCL	306,000	215,978
	JWD Infologistics PCL	1,649,700	1,005,824
	Kang Yong Electric PCL	6,000	66,316
	Karmarts PCL	2,746,100	290,322
	KGI Securities Thailand PCL	329,800	65,871
*	Khon Kaen Sugar Industry PCL	7,120,837	795,600
	Kiatnakin Phatra Bank PCL	706,400	1,474,540
	Ladprao General Hospital PCL, Class F	60,100	11,101
	Lalin Property PCL	329,400	107,838
	Lam Soon Thailand PCL	1,074,700	206,580
	Lanna Resources PCL	695,250	363,338
	Lee Feed Mill PCL	67,000	5,473
	LH Financial Group PCL	30,912,439	1,299,817
*	Loxley PCL	6,581,976	482,355
	LPN Development PCL	5,350,802	811,580
*	MBK PCL	3,687,274	1,417,543
	MC Group PCL	493,400	134,853
*	MCOT PCL	658,800	125,646
	MCS Steel PCL	1,579,400	687,830
*	MDX PCL	108,900	21,914
	Mega Lifesciences PCL	1,582,400	2,209,990
	Millcon Steel PCL	4,031,968	140,474
	Modernform Group PCL	2,003,800	231,104
*	Mono Next PCL	5,406,600	500,145
	Muang Thai Insurance PCL	61,288	233,776
	Namyong Terminal PCL	1,939,200	264,423
	Nava Nakorn PCL	1,852,800	141,346
*	Nawarat Patanakarn PCL	2,580,400	76,726
	Netbay PCL	412,100	295,816
	Noble Development PCL	2,058,500	389,504
	Northeast Rubber PCL	3,186,400	708,195
*	Nusasiri PCL	2,408,400	94,759
	Origin Property PCL, Class F	2,819,350	973,796
	Pacific Pipe PCL	192,400	28,778
	PCS Machine Group Holding PCL	1,196,800	181,524
*	Plan B Media PCL, Class F	7,976,556	1,904,599
*	Platinum Group PCL, Class F	3,236,300	281,882
	Polyplex Thailand PCL	1,251,550	902,153
*	Power Solution Technologies PCL, Class F	7,178,320	504,498
	Praram 9 Hospital PCL	52,600	18,010
	Precious Shipping PCL	2,046,500	965,011
	Premier Marketing PCL	1,413,900	420,412
	Prima Marine PCL	3,944,200	698,927
*	Principal Capital PCL	1,537,400	212,405
	Property Perfect PCL	37,685,530	633,846
	Pruksa Holding PCL	3,177,600	1,383,847
	PTG Energy PCL	3,706,400	1,636,404
	Pylon PCL	1,586,600	223,968
	Quality Houses PCL	32,552,126	2,307,344
*	Raimon Land PCL	9,678,200	279,053
	Rajthanee Hospital PCL	582,700	573,162
	Ratchaphruek Hospital PCL, Class F	146,400	26,822
	Ratchthani Leasing PCL	9,072,255	1,149,870
	Regional Container Lines PCL	883,700	1,114,744
	Rojana Industrial Park PCL	3,373,354	653,496
*	RS PCL	2,017,800	1,096,927

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	S 11 Group PCL	1,380,900	$282,028
*	S Kijchai Enterprise PCL, Class F	46,600	10,707
	Sabina PCL	851,000	549,527
	Saha Pathana Inter-Holding PCL	699,100	1,364,815
	Sahakol Equipment PCL	2,553,800	179,483
	Sahamitr Pressure Container PCL	728,400	286,591
	Saha-Union PCL	753,300	763,594
*	Samart Corp. PCL	2,522,700	492,493
*	Samart Telcoms PCL	721,200	189,533
	Sansiri PCL	53,038,010	2,102,723
	Sappe PCL	485,600	363,161
	SC Asset Corp. PCL	7,219,815	824,007
	SCG Ceramics PCL	1,497,500	101,647
*	SEAFCO PCL	2,508,302	334,491
	Sena Development PCL	2,107,633	308,913
	Sermsang Power Corp. Co. Ltd.	1,512,980	572,565
	Siam City Cement PCL	43,300	208,730
*	Siam Wellness Group PCL, Class F	405,300	83,385
	Siamgas & Petrochemicals PCL	2,432,500	949,767
	Siamrajathanee PCL	77,400	42,077
*	Simat Technologies PCL	1,074,500	129,088
*	Singha Estate PCL	13,392,854	784,384
	Sino-Thai Engineering & Construction PCL	4,544,900	1,965,657
	SiS Distribution Thailand PCL	23,400	30,045
	SISB PCL	39,100	11,039
	SNC Former PCL	626,400	325,476
	Somboon Advance Technology PCL	1,211,037	840,215
	Southern Concrete Pile PCL	115,700	21,545
	SPCG PCL	1,937,400	1,088,133
	Sri Trang Agro-Industry PCL	1,301,300	1,172,518
	Sriracha Construction PCL	37,900	16,961
	Srisawad Finance PCL	414,300	348,413
*	Srithai Superware PCL	6,403,200	251,935
	Srivichai Vejvivat PCL	997,700	314,637
*	Star Petroleum Refining PCL	6,886,000	1,985,451
*	Stars Microelectronics Thailand PCL	774,300	119,767
*	STP & I PCL	5,356,064	812,378
	Supalai PCL	4,750,691	3,238,946
	Super Energy Corp. PCL	72,643,500	2,072,723
	Susco PCL	2,546,000	270,697
	SVI PCL	1,290,700	281,050
	Synnex Thailand PCL	598,840	535,080
	Syntec Construction PCL	4,893,200	296,869
	TAC Consumer PCL, Class F	1,430,100	309,257
	Taokaenoi Food & Marketing PCL, Class F	2,245,080	485,496
*	Tata Steel Thailand PCL	951,400	40,576
	Thai Agro Energy PCL	1,506,200	100,428
	Thai Nakarin Hospital PCL	348,500	358,496
	Thai Rayon PCL	40,200	63,992
	Thai Rayon PCL	14,000	22,286
	Thai Reinsurance PCL	8,213,800	273,834
*	Thai Rubber Latex Group PCL	536,600	40,936
	Thai Solar Energy PCL, Class F	3,485,274	267,977
	Thai Stanley Electric PCL, Class F	152,100	856,548
	Thai Vegetable Oil PCL	1,759,275	1,677,639
	Thai Wacoal PCL	78,000	88,437
	Thai Wah PCL, Class F	2,244,800	384,303
	Thaicom PCL	2,726,000	835,116
	Thaifoods Group PCL, Class F	4,460,200	664,442

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Thaire Life Assurance PCL, Class F	331,700	$49,812
	Thaivivat Insurance PCL	105,500	68,126
	Thanachart Capital PCL	661,100	804,161
	Thitikorn PCL	807,900	279,046
	Thoresen Thai Agencies PCL	5,332,954	1,481,599
	Tipco Asphalt PCL	2,923,000	1,589,016
	TIPCO Foods PCL	1,106,482	305,741
	TKS Technologies PCL	758,650	337,228
	TMT Steel PCL	1,137,600	345,090
	TPC Power Holding PCL, Class F	1,014,800	353,557
	TPI Polene PCL	28,436,100	1,528,777
	TPI Polene Power PCL	10,361,800	1,288,417
	TQM Corp. PCL	704,900	1,021,518
*	Triton Holding PCL	5,896,200	44,272
*	TTCL PCL	715,340	103,128
	TTW PCL	3,273,600	1,150,357
*	U City PCL, Class F	16,368,114	963,553
	UAC Global PCL	353,200	55,163
	Union Auction PCL	1,103,700	314,917
*	Unique Engineering & Construction PCL	2,628,670	450,020
	United Paper PCL	1,036,800	523,149
*	United Power of Asia PCL	9,787,300	102,885
	Univanich Palm Oil PCL	2,156,800	446,972
	Univentures PCL	3,009,700	312,767
	Vanachai Group PCL	1,791,959	452,094
	Vinythai PCL	924,534	1,076,008
	WHA Corp. PCL	14,214,900	1,460,128
	WHA Utilities and Power PCL	4,811,700	598,301
	Workpoint Entertainment PCL	987,440	682,118
TOTAL THAILAND			136,488,942
TURKEY — (0.6%)
*	Adese Alisveris Merkezleri Ticaret AS	508,512	28,703
*	Afyon Cimento Sanayi TAS	570,356	147,002
	Agesa Hayat ve Emeklilik AS	139,046	294,634
	Akcansa Cimento AS	105,774	137,309
	Aksa Akrilik Kimya Sanayii AS	662,984	1,599,517
# *	Aksa Enerji Uretim AS	1,100,276	1,038,558
	Aksigorta AS	294,220	176,033
	Alarko Carrier Sanayii VE Ticaret AS	898	18,824
#	Alarko Holding AS	456,636	639,856
*	Albaraka Turk Katilim Bankasi AS	2,063,168	273,548
#	Alkim Alkali Kimya AS	230,340	342,887
#	Anadolu Anonim Turk Sigorta Sirketi	656,269	305,798
	Anadolu Hayat Emeklilik AS	227,540	258,480
	Aygaz AS	295,215	526,657
*	Bagfas Bandirma Gubre Fabrikalari AS	24,949	24,886
# *	Bera Holding AS	1,091,907	833,777
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	458,438	134,450
	Bizim Toptan Satis Magazalari AS	92,284	96,962
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	88,533	170,804
#	Borusan Yatirim ve Pazarlama AS	5,920	158,557
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	52,899	109,065
*	Cimsa Cimento Sanayi VE Ticaret AS	201,500	513,059
	Deva Holding AS	128,363	299,940
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	491,010	75,910
	Dogus Otomotiv Servis ve Ticaret AS	117,142	418,869
	Eczacibasi Yatirim Holding Ortakligi AS	2,502	9,539
#	EGE Endustri VE Ticaret AS	4,026	529,506

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	EGE Gubre Sanayii AS	529	$8,833
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	488,985	326,001
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	57,590	511,030
# *	Fenerbahce Futbol AS	128,655	258,838
# *	Global Yatirim Holding AS	877,047	156,412
	Goldas Kuyumculuk Sanayi AS	8,541	3
	Goodyear Lastikleri TAS	243,750	170,066
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	647,008	427,921
*	GSD Holding AS	1,030,347	202,819
# *	Hektas Ticaret TAS	1,411,573	1,529,077
*	Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS	523,213	31,058
# *	Ihlas Holding AS	4,637,288	195,118
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	441,380	296,700
# *	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	311,954	358,105
# *	Is Finansal Kiralama AS	766,484	182,948
	Is Yatirim Menkul Degerler AS, Class A	356,230	556,234
*	Isiklar Enerji ve Yapi Holding AS	1,781,132	111,430
*	Izmir Demir Celik Sanayi AS	1,216,377	214,201
	Jantsa Jant Sanayi Ve Ticaret AS	10,787	50,547
*	Karel Elektronik Sanayi ve Ticaret AS	45,535	44,425
# *	Karsan Otomotiv Sanayii Ve Ticaret AS	86,706	24,638
	Kartonsan Karton Sanayi ve Ticaret AS	50,590	190,436
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	861,950	85,385
*	Kerevitas Gida Sanayi ve Ticaret AS	480,207	161,061
*	Konya Cimento Sanayii AS	330	24,402
# *	Kordsa Teknik Tekstil AS	212,758	546,472
*	Koza Anadolu Metal Madencilik Isletmeleri AS	526,756	913,449
*	Kutahya Porselen Sanayi AS	7,678	35,995
	Logo Yazilim Sanayi Ve Ticaret AS	252,070	769,766
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	142,313	716,473
# *	Migros Ticaret AS	222,389	684,319
# * Ω	MLP Saglik Hizmetleri AS	333,747	856,127
*	NET Holding AS	672,126	362,621
*	Netas Telekomunikasyon AS	110,964	151,576
	Nuh Cimento Sanayi AS	241,705	880,114
# *	ODAS Elektrik Uretim ve Sanayi Ticaret AS	1,185,849	120,800
*	Parsan Makina Parcalari Sanayii AS	60,935	159,240
	Polisan Holding AS	443,358	99,175
*	Reysas Tasimacilik ve Lojistik Ticaret AS	712,126	263,512
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,049,818	1,437,969
# *	Sasa Polyester Sanayi AS	764,998	2,697,173
# *	Sekerbank Turk AS	3,368,091	260,782
#	Selcuk Ecza Deposu Ticaret ve Sanayi AS	376,098	345,598
	Tat Gida Sanayi AS	237,110	225,654
*	TAV Havalimanlari Holding AS	36,769	101,168
#	Tekfen Holding AS	547,945	1,040,867
*	Teknosa Ic Ve Dis Ticaret AS	248,198	139,745
*	Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS	265,900	129,351
*	Tumosan Motor ve Traktor Sanayi AS	15,813	21,246
*	Turcas Petrol AS	410,905	126,781
	Turk Prysmian Kablo ve Sistemleri AS	26,111	104,060
	Turkiye Sigorta A.S.	77,586	30,386
#	Turkiye Sinai Kalkinma Bankasi AS	5,186,657	592,967
	Ulker Biskuvi Sanayi AS	227,811	294,434
	Vestel Elektronik Sanayi ve Ticaret AS	15,098	27,510
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	394,846	339,013
*	Zorlu Enerji Elektrik Uretim AS	1,355,034	173,537
TOTAL TURKEY			29,928,698

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (0.6%)
	Abu Dhabi Islamic Bank PJSC	2,686,515	$5,099,571
	Abu Dhabi National Insurance Co. PSC	60,246	110,881
*	Abu Dhabi Ship Building Co. PJSC	195,888	208,250
	Agthia Group PJSC	615,174	842,199
*	Air Arabia PJSC	5,768,274	2,285,264
*	Ajman Bank PJSC	1,599,643	347,439
*	Amanat Holdings PJSC	2,892,817	893,893
*	Amlak Finance PJSC	1,550,731	387,301
* ††	Arabtec Holding PJSC	2,783,626	75,330
	Aramex PJSC	2,450,456	2,737,383
*	Arkan Building Materials Co.	3,071,538	1,159,401
	Dana Gas PJSC	9,066,793	2,535,577
*	Deyaar Development PJSC	4,974,003	649,365
*	Dubai Financial Market PJSC	4,379,855	2,867,515
	Dubai Investments PJSC	3,470,183	2,165,375
*	Emaar Development PJSC	2,120,223	2,502,125
	Emaar Properties PJSC	330,913	440,935
	Emirates Integrated Telecommunications Co. PJSC	28,112	49,908
*	Eshraq Investments PJSC	3,209,731	291,106
*	Gulf Navigation Holding PJSC	1,692,804	145,970
*	Gulf Pharmaceutical Industries PSC	67,736	32,027
	Islamic Arab Insurance Co.	1,436,722	295,813
*	Manazel PJSC	2,574,865	344,930
	National Central Cooling Co. PJSC	671,827	461,430
*	RAK Properties PJSC	2,768,862	621,969
*	Ras Al Khaimah Cement Investment Public PSC	634,311	905,006
	Ras Al Khaimah Ceramics	364,466	297,730
	SHUAA Capital PSC	1,903,470	340,455
*	Union Properties PJSC	1,796,436	149,871
TOTAL UNITED ARAB EMIRATES			29,244,019
UNITED KINGDOM — (0.0%)
	Bytes Technology Group PLC	71,413	435,634
TOTAL COMMON STOCKS			4,861,386,857
PREFERRED STOCKS — (0.7%)
BELIZE — (0.0%)
	Track & Field Co. SA	13,900	30,914
BRAZIL — (0.6%)
	Banco ABC Brasil SA	321,270	958,347
Ω	Banco BMG SA	199,949	118,235
	Banco do Estado do Rio Grande do Sul SA Class B	695,061	1,433,291
	Banco Pan SA	143,931	296,259
	Centrais Eletricas Santa Catarina	59,700	733,026
	Cia de Saneamento do Parana	4,294,927	3,243,377
	Cia de Transmissao de Energia Eletrica Paulista	659,178	2,999,141
	Cia Energetica de Sao Paulo Class B	699,320	3,067,204
	Cia Energetica do Ceara Class A	98,239	999,022
	Cia Ferro Ligas da Bahia - FERBASA	196,603	1,719,781
	Cia Paranaense de Energia	2,717,395	3,674,299
	Eucatex SA Industria e Comercio	196,878	334,056
	Grazziotin SA	12,400	90,932
	Marcopolo SA	2,004,511	1,291,017
	Randon SA Implementos e Participacoes	652,436	1,479,319
	Schulz SA	157,600	246,635
*	Taurus Armas SA	115,400	475,934
	Unipar Carbocloro SA Class B	270,818	4,788,948

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	809,810	$2,435,484
TOTAL BRAZIL			30,384,307
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B	598,934	732,758
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	652,339	556,743
THAILAND — (0.1%)
*	U City PCL	49,104,342	1,828,785
TOTAL PREFERRED STOCKS			33,533,507
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Gafisa SA Right	1	0
*	Marisa Lojas SA Warrants 11/15/22	190,272	0
CHINA — (0.0%)
*	Advanced Information Technology PCL Warrants 01/12/24	1,713,000	208,369
*	Ekachai Medical Care PCL Warrants 11/14/24	231,900	11,074
*	PESTECH International Bhd Warrants 12/15/28	23,750	1,759
*	Plan B Media PCL Warrants 01/13/25	295,428	17,480
TOTAL CHINA			238,682
SOUTH KOREA — (0.0%)
*	DAE YU Co. Ltd. Rights Exp 01/03/22	2,267	1,345
*	Iljin Display Co. Ltd. Right	33,189	9,085
*	Kyung Nam Pharm Right	2,530	3,316
TOTAL SOUTH KOREA			13,746
TAIWAN — (0.0%)
*	Gigastorage Corp. Right	6,132	66
THAILAND — (0.0%)
*	Banpu PCL Warrants 10/01/22	471,400	66,261
*	Banpu PCL Warrants 10/01/23	471,400	45,307
*	MBK PCL Warrants 11/15/24	147,491	42,969
*	Nfraset PCL Warrants Exp 10/14/21	143,950	20,536
*	United Power of Asia PCL Right	489,135	735
*	United Power of Asia PCL Warrants	330,340	0
TOTAL THAILAND			175,808
TOTAL RIGHTS/WARRANTS			428,302
TOTAL INVESTMENT SECURITIES (Cost $3,922,951,975)			4,895,348,666

			Value†
SECURITIES LENDING COLLATERAL — (2.0%)
@ §	The DFA Short Term Investment Fund	8,466,407	97,947,864
TOTAL INVESTMENTS — (100.0%)
(Cost $4,020,887,471)^^			$4,993,296,530

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The Emerging Markets Small Cap Series
CONTINUED
SA	Special Assessment
ST	Special Tax

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2022, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	583	03/18/22	$35,974,261	$35,702,920	$(271,341)
S&P 500® Emini Index	98	03/18/22	22,789,881	22,070,825	(719,056)
Total Futures Contracts			$58,764,142	$57,773,745	$(990,397)
Summary of the Series' investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$207,955,019	$1,472,641	—	$209,427,660
Chile	54,750	30,328,739	—	30,383,489
China	73,094,013	1,185,168,723	$5,989,010	1,264,251,746
Colombia	7,527,341	—	—	7,527,341
Greece	—	16,240,383	—	16,240,383
Hong Kong	359,100	9,884,318	399,742	10,643,160
Hungary	—	4,045,652	—	4,045,652
India	—	809,828,831	10,881	809,839,712
Indonesia	206,272	81,996,997	555,418	82,758,687
Malaysia	—	72,995,874	1,405	72,997,279
Mexico	109,471,933	6,334,926	17,537	115,824,396
Philippines	—	52,808,816	6,293	52,815,109
Poland	—	52,579,363	—	52,579,363
Qatar	—	27,897,409	—	27,897,409
Russia	11,021,166	—	—	11,021,166
Saudi Arabia	739,941	133,814,685	—	134,554,626
South Africa	6,167,548	183,230,434	—	189,397,982
South Korea	—	701,134,515	722,709	701,857,224
Taiwan	—	871,079,929	147,251	871,227,180
Thailand	135,301,021	1,181,899	6,022	136,488,942
Turkey	—	29,928,698	—	29,928,698
United Arab Emirates	—	29,168,689	75,330	29,244,019
United Kingdom	—	435,634	—	435,634
Preferred Stocks
Belize	30,914	—	—	30,914
Brazil	30,266,072	118,235	—	30,384,307
Chile	—	732,758	—	732,758
Philippines	—	556,743	—	556,743

The Emerging Markets Small Cap Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Thailand	$1,828,785	—	—	$1,828,785
Rights/Warrants
China	—	$238,682	—	238,682
South Korea	—	13,746	—	13,746
Taiwan	—	66	—	66
Thailand	—	175,808	—	175,808
Securities Lending Collateral	—	97,947,864	—	97,947,864
Futures Contracts**	(990,397)	—	—	(990,397)
TOTAL	$583,033,478	$4,401,341,057	$7,931,598^	$4,992,306,133
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
The DFA Investment Trust Company (the Trust) is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of ten operational portfolios, eight of which are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (FASB) Accounting Standards Certification (ASC), Topic 946, Financial Services-Investment Companies.
SECURITY VALUATION
The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)
Securities held by the Domestic Equity Portfolio (The U.S. Large Cap Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Series:
2.    FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
FEDERAL TAX COST
At January 31, 2022, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
The U.S. Large Cap Value Series	$17,107,085
The DFA International Value Series	10,656,397
The Japanese Small Company Series	3,035,155

Federal Tax Cost
The Asia Pacific Small Company Series	$1,743,699
The United Kingdom Small Company Series	1,479,890
The Continental Small Company Series	4,822,593
The Emerging Markets Series	3,582,927
The Emerging Markets Small Cap Series	4,141,824
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Series financial statements.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.
On December 3, 2020, the SEC adopted new Rule 2a-5 (the "Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.
CORONAVIRUS (COVID-19) PANDEMIC
The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Series' performance.
OTHER
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
On June 3, 2021, President Biden issued an Executive Order titled ”Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). Effective on August 2, 2021, the Order restricts investment in certain companies identified as “Chinese Military Industrial Complex

Companies” (CMICs) by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. As of July 27, 2021, the Series have divested of all publicly traded securities identified as CMIC’s listed in the Order.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.